UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

James E. Ross	Ryan Louvar
President	Vice President and Senior Counsel
SSgA Funds Management Inc.	State Street Bank and Trust Company
State Street Financial Center	One Lincoln Street/CPH0326
One Lincoln Street	Boston, MA 02111
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
FINLAND — 1.1%
Nokia Oyj (a)	48,042	$394,861

FRANCE — 12.2%
AXA SA	23,496	366,804
BNP Paribas	12,622	692,175
France Telecom SA (b)	24,490	428,519
GDF Suez	17,098	492,169
Sanofi-Aventis	14,088	854,709
Societe Generale	9,498	399,050
Total SA	28,444	1,287,900

		4,521,326

GERMANY — 15.9%
Allianz SE	5,801	581,597
BASF SE	11,786	651,238
Bayer AG	10,596	597,036
Daimler AG (a)	11,433	587,060
Deutsche Bank AG	7,966	455,678
Deutsche Telekom AG	38,086	452,660
E.ON AG	25,610	695,780
RWE AG	5,282	347,564
SAP AG	11,822	531,155
Siemens AG	11,079	1,004,501

		5,904,269

ITALY — 4.7%
Assicurazioni Generali SpA	17,050	301,364
Eni SpA	31,251	581,464
Intesa Sanpaolo SpA	128,719	344,504
UniCredit SpA	234,790	528,886

		1,756,218

LUXEMBOURG — 0.9%
ArcelorMittal	11,861	324,785

NETHERLANDS — 2.5%
Fortis VVPR Strip (a)	33,296	41
ING Groep NV (a)	49,352	373,347
Unilever NV	19,918	549,921

		923,309

SPAIN — 7.7%
Banco Bilbao Vizcaya Argentaria SA	48,080	507,188
Banco Santander SA	104,669	1,120,547
Iberdrola SA	48,027	272,493
Telefonica SA	50,957	952,175

		2,852,403

SWEDEN — 1.2%
Telefonaktiebolaget LM Ericsson (Class B)	38,679	433,660

SWITZERLAND — 17.8%
ABB, Ltd. (a)	29,736	523,107
Credit Suisse Group AG (a)	13,806	523,894
Nestle SA	44,481	2,153,205
Novartis AG	31,405	1,531,880
Roche Holding AG	9,016	1,246,613
UBS AG (a)	45,859	614,941

		6,593,640

UNITED KINGDOM — 35.4%
Anglo American PLC (a)	17,172	603,867
AstraZeneca PLC	18,606	882,136
Barclays PLC	154,124	623,847
BG Group PLC	42,906	645,768
BHP Billiton PLC	28,559	749,647
BP PLC	240,827	1,149,000
British American Tobacco PLC	25,915	828,351
Diageo PLC	32,024	507,857
GlaxoSmithKline PLC	67,204	1,149,216
HSBC Holdings PLC	223,014	2,052,621
Rio Tinto PLC	18,063	802,209
Royal Dutch Shell PLC (Class A)	45,191	1,148,605
Tesco PLC	101,621	577,809
Vodafone Group PLC	677,640	1,410,726

		13,131,659

TOTAL COMMON STOCKS —
(Cost $62,749,582)		36,836,130

RIGHTS — 0.1%
SPAIN — 0.1%
Iberdrola SA (expired 06/28/10) (a)(c) (Cost $11,702)	49,905	10,890

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	190,954	190,954
State Street Institutional Liquid Reserves Fund (d)	3,691	3,691

TOTAL SHORT TERM INVESTMENTS —
(Cost $194,645)		194,645

TOTAL INVESTMENTS — 100.0%
(Cost $62,955,929)		37,041,665
OTHER ASSETS AND LIABILITIES — 0.0% (f)		14,454

NET ASSETS — 100.0%		$37,056,119

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Amount represents less than 0.05% of net assets.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.9%
Pharmaceuticals	16.9
Oil, Gas & Consumable Fuels	13.0
Food Products	7.3
Metals & Mining	6.7
Diversified Telecommunication Services	5.0
Capital Markets	4.3
Wireless Telecommunication Services	3.8
Insurance	3.4
Industrial Conglomerates	2.7
Electric Utilities	2.6
Multi-Utilities	2.3
Communications Equipment	2.2
Tobacco	2.2
Chemicals	1.8
Automobiles	1.6
Food & Staples Retailing	1.6
Beverages	1.4
Electrical Equipment	1.4
Software	1.4
Diversified Financial Services	1.0
Short Term Investments	0.5
Other Assets & Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Iberdrola SA, which was Level 2 and part of the Electric Utilities Industry, representing 0.01% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BELGIUM — 2.1%
Anheuser-Busch InBev NV	58,680	$2,856,398

FINLAND — 1.8%
Nokia Oyj (a)	295,548	2,429,133

FRANCE — 35.2%
Air Liquide SA	22,207	2,270,225
Alstom SA (b)	16,185	743,041
AXA SA	144,440	2,254,904
BNP Paribas	77,607	4,255,874
Carrefour SA	48,109	1,929,326
Cie de Saint-Gobain (b)	33,115	1,253,181
Credit Agricole SA (b)	83,130	879,267
Danone SA	48,346	2,617,481
France Telecom SA (b)	150,592	2,635,014
GDF Suez	105,146	3,026,644
L’Oreal SA	18,821	1,866,670
LVMH Moet Hennessy Louis Vuitton SA (b)	20,332	2,236,689
Sanofi-Aventis	86,767	5,264,094
Schneider Electric SA	21,020	2,153,513
Societe Generale	58,374	2,452,530
Total SA	175,028	7,924,994
Unibail-Rodamco SE	7,180	1,185,097
Vinci SA	40,544	1,705,405
Vivendi SA	96,613	1,989,909

		48,643,858

GERMANY — 28.3%
Allianz SE	35,678	3,577,008
BASF SE	72,482	4,005,011
Bayer AG	65,205	3,674,003
Daimler AG (a)	70,308	3,610,162
Deutsche Bank AG	48,984	2,802,024
Deutsche Boerse AG	15,346	941,370
Deutsche Telekom AG	235,031	2,793,392
E.ON AG	157,788	4,286,830
Muenchener Rueckversicherungs- Gesellschaft AG	14,123	1,787,879
RWE AG	32,637	2,147,568
SAP AG	72,912	3,275,888
Siemens AG	68,048	6,169,716

		39,070,851

IRELAND — 0.8%
CRH PLC	55,713	1,169,683

ITALY — 10.1%
Assicurazioni Generali SpA (b)	105,490	1,864,568
Enel SpA (b)	501,011	2,141,773
Eni SpA	192,197	3,576,063
Intesa Sanpaolo SpA	795,313	2,128,581
Telecom Italia SpA (a)	816,616	910,249
UniCredit SpA	1,443,599	3,251,839

		13,873,073

LUXEMBOURG — 1.4%
ArcelorMittal	72,918	1,996,688

NETHERLANDS — 6.3%
Aegon NV (a)	121,742	660,610
Fortis VVPR Strip (a)	129,370	158
ING Groep NV (a)	304,769	2,305,573
Koninklijke Philips Electronics NV	77,819	2,356,323
Unilever NV	122,485	3,381,719

		8,704,383

SPAIN — 13.6%
Banco Bilbao Vizcaya Argentaria SA	295,653	3,118,797
Banco Santander SA	642,883	6,882,466
Iberdrola SA	295,238	1,675,103
Repsol YPF SA (b)	62,258	1,270,870
Telefonica SA	313,746	5,862,612

		18,809,848

TOTAL COMMON STOCKS —
(Cost $232,696,031)		137,553,915

RIGHTS — 0.1%
SPAIN — 0.1%
Iberdrola SA (expired 06/28/10) (a)(c) (Cost $74,102)	316,013	68,961

SHORT TERM INVESTMENTS — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,383,571	1,383,571
State Street Institutional Liquid Reserves Fund (d)	20,956	20,956

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,404,527)		1,404,527

TOTAL INVESTMENTS — 100.7%
(Cost $234,174,660)		139,027,403
OTHER ASSETS AND LIABILITIES — (0.7)%		(970,232)

NET ASSETS — 100.0%		$138,057,171

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.6%
Oil, Gas & Consumable Fuels	9.3
Diversified Telecommunication Services	8.8
Insurance	7.4
Pharmaceuticals	6.5
Industrial Conglomerates	6.2
Electric Utilities	5.9
Chemicals	4.5
Food Products	4.3
Multi-Utilities	3.8
Automobiles	2.6
Diversified Financial Services	2.4
Software	2.4
Beverages	2.1
Electrical Equipment	2.1
Capital Markets	2.0
Communications Equipment	1.8
Textiles, Apparel & Luxury Goods	1.6
Food & Staples Retailing	1.4
Media	1.4
Metals & Mining	1.4
Personal Products	1.4
Construction & Engineering	1.2
Building Products	0.9
Real Estate Investment Trusts	0.9
Construction Materials	0.8
Short Term Investments	1.0
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Iberdrola SA which was Level 2 and part of the Electric Utilities Industry, representing 0.1% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHINA — 27.3%
Air China, Ltd. (a)	2,093,414	$2,091,492
Aluminum Corp. of China, Ltd. (a)	2,108,304	1,629,863
Angang Steel Co., Ltd.	827,244	998,580
Anhui Conch Cement Co., Ltd.	963,500	2,833,405
Baidu, Inc. ADR (a)	174,683	11,892,419
Bank of China, Ltd.	9,083,382	4,630,838
Bank of Communications Co., Ltd.	2,872,723	3,058,227
China CITIC Bank	2,563,285	1,642,551
China Communications Construction Co., Ltd.	1,302,000	1,203,829
China Construction Bank Corp.	11,135,768	9,066,317
China COSCO Holdings Co., Ltd. (a)	1,951,532	2,012,393
China Life Insurance Co., Ltd.	3,146,708	14,001,712
China Mengniu Dairy Co., Ltd.	643,390	2,106,861
China Merchants Bank Co., Ltd.	1,837,880	4,460,673
China Merchants Property Development Co., Ltd.	659,500	1,034,922
China Oilfield Services, Ltd.	3,030,557	3,584,293
China Petroleum & Chemical Corp.	7,755,462	6,324,160
China Railway Construction Corp.	448,000	567,253
China Shenhua Energy Co., Ltd.	1,597,556	5,846,856
China Shipping Container Lines Co., Ltd. (a)	8,453,339	3,039,539
China Shipping Development Co., Ltd.	1,287,215	1,644,734
China Telecom Corp., Ltd.	7,593,930	3,666,704
Ctrip.com International, Ltd. ADR (a)(b)	102,623	3,854,520
Dongfeng Motor Group Co., Ltd.	2,812,763	3,315,868
Focus Media Holding, Ltd. ADR (a)(b)	46,901	728,373
Guangzhou R&F Properties Co., Ltd.	1,187,376	1,523,264
Huaneng Power International, Inc.	2,570,472	1,531,625
Industrial & Commercial Bank of China	14,730,180	10,819,957
Inner Mongolia Yitai Coal Co., Ltd.	415,284	2,005,822
Jiangsu Expressway Co.	2,494,060	2,270,778
Jiangxi Copper Co., Ltd.	1,135,578	2,143,659
Lenovo Group, Ltd.	3,969,703	2,161,451
Maanshan Iron & Steel	1,942,971	858,314
Mindray Medical International, Ltd. ADR (b)	21,702	681,877
NetEase.com ADR (a)	72,093	2,286,069
PetroChina Co., Ltd.	9,281,379	10,452,822
Ping An Insurance Group Co. of China, Ltd.	595,364	4,919,858
Samling Global, Ltd.	4,160,707	341,955
Semiconductor Manufacturing International Corp. (a)	14,552,837	1,177,361
Shanghai Electric Group Co., Ltd. (a)	3,511,179	1,573,620
SINA Corp. (a)(b)	29,005	1,022,716
Sinopec Shanghai Petrochemical Co., Ltd.	2,549,252	975,552
Sohu.com, Inc. (a)	7,482	307,435
Suntech Power Holdings Co., Ltd. ADR (a)(b)	55,305	507,147
Tencent Holdings, Ltd.	414,794	6,951,275
Tingyi Cayman Islands Holding Corp.	1,284,383	3,170,074
Yanzhou Coal Mining Co., Ltd.	1,448,882	2,839,285
Zijin Mining Group Co., Ltd.	2,109,790	1,587,663

		157,345,961

HONG KONG — 8.7%
Agile Property Holdings, Ltd.	2,408,088	2,501,741
China Merchants Holdings International Co., Ltd.	662,960	2,209,257
China Mobile, Ltd.	2,011,136	20,196,199
China Overseas Land & Investment, Ltd.	1,943,084	3,663,018
China Resources Enterprise, Ltd.	804,746	2,991,774
China Unicom (Hong Kong), Ltd.	1,788,172	2,420,312
CNOOC, Ltd.	7,568,470	13,004,261
COSCO Pacific, Ltd.	978,143	1,169,428
Denway Motors, Ltd.	3,814,205	1,807,390

		49,963,380

INDIA — 20.5%
Anant Raj Industries, Ltd.	123,443	312,029
Apollo Hospitals Enterprise, Ltd.	137,861	2,229,018
Axis Bank, Ltd.	50,126	1,337,305
Bharat Heavy Electricals, Ltd.	89,784	4,747,756
Bharti Airtel, Ltd.	828,223	4,679,206
Cipla, Ltd.	364,566	2,669,978
Godrej Industries, Ltd.	39,351	142,128
Gujarat Mineral Development Corp., Ltd.	92,710	256,702
HDFC Bank, Ltd.	117,821	4,903,479
Hero Honda Motors, Ltd.	132,289	5,819,918
Hindustan Construction Co.	38,835	100,129
Hindustan Unilever, Ltd.	662,547	3,823,072
Hindustan Zinc, Ltd.	77,292	1,614,237
Housing Development & Infrastructure, Ltd. (a)	21,602	116,370
Housing Development Finance Corp., Ltd.	112,198	7,137,841
ICICI Bank, Ltd.	253	4,685
ICICI Bank, Ltd. ADR	112,749	4,074,749
Idea Cellular, Ltd. (a)	1,015,241	1,306,075
IFCI, Ltd.	18,518	22,786
India Infoline, Ltd.	231,719	482,696
Indiabulls Financial Services, Ltd.	186,130	571,074
Indiabulls Real Estate, Ltd. (a)	35,621	121,332
Indiabulls Securities, Ltd.	209,376	123,295
Indian Hotels Co., Ltd.	1,191,193	2,705,800
Infosys Technologies, Ltd. ADR (b)	179,302	10,741,983
ITC, Ltd. GDR	225,345	1,479,165
IVRCL Infrastructures & Projects, Ltd.	87,692	353,260
JAI Corp., Ltd.	39,219	209,585
Jaiprakash Associates, Ltd.	44,162	122,326
Jindal Steel & Power, Ltd.	50,278	676,255
KEC International, Ltd.	6,808	69,626
Lanco Infratech, Ltd. (a)	411,479	591,814

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Larsen & Toubro, Ltd. GDR	136,581	$5,297,977
Mahindra & Mahindra, Ltd.	223,947	3,042,535
Mercator Lines, Ltd.	474,226	476,319
Oil & Natural Gas Corp., Ltd.	170,468	4,828,673
Patel Engineering, Ltd.	11,319	104,551
Reliance Capital, Ltd. (a)	69,956	1,148,185
Reliance Communications, Ltd.	413,232	1,766,101
Reliance Industries, Ltd. GDR (c)	309,122	14,435,997
Reliance Infrastructure, Ltd.	148,892	3,875,135
Satyam Computer Services, Ltd. ADR (a)(b)	121,702	625,548
Siemens India, Ltd.	153,600	2,440,667
State Bank of India	25,298	1,255,504
Steel Authority of India, Ltd.	469,230	1,952,894
Sterlite Industries India, Ltd.	361,916	1,327,038
Suzlon Energy, Ltd. (a)	279,868	348,893
Tata Consultancy Services, Ltd.	186,400	3,018,039
Tata Motors, Ltd.	175,058	2,932,396
Unitech, Ltd.	274,347	440,361
United Spirits, Ltd.	22,573	635,223
Wipro, Ltd. ADR (b)	238,235	2,858,826
Zee Entertainment Enterprises, Ltd.	256,099	1,696,666

		118,053,202

INDONESIA — 4.5%
Astra International Tbk PT	1,443,720	7,692,408
Bakrieland Development Tbk PT	6,821,500	108,361
Bank Central Asia Tbk PT	8,922,796	5,856,661
Bank Rakyat Indonesia Tbk PT	4,255,648	4,365,971
Bumi Resources Tbk PT	7,387,964	1,532,198
Indosat Tbk PT	1,322,748	722,295
Perusahaan Gas Negara Tbk PT	6,298,640	2,692,469
Telekomunikasi Indonesia Tbk PT	3,296,094	2,799,771

		25,770,134

MALAYSIA — 5.7%
Alliance Financial Group Bhd	2,865,700	2,611,217
Bintulu Port Holdings Bhd	995,406	1,952,379
Bursa Malaysia Bhd	779,507	1,695,052
Carlsberg Brewery Malay Bhd	1,676,803	2,589,657
Ecm Libra Financial Group Bhd	6,229,228	1,308,378
Genting Bhd	1,608,500	3,537,458
IJM Corp. Bhd	1,759,840	2,674,413
IOI Corp. Bhd	2,176,196	3,367,642
Landmarks Bhd	2,003,100	699,152
Lingkaran Trans Kota Holdings Bhd	3,607,200	3,453,999
Malaysian Airline System Bhd (a)	3,225,666	2,062,434
Naim Holdings Bhd (a)	2,170,213	1,977,491
OSK Holdings Bhd	2,829,925	1,118,858
OSK Ventures International Bhd (a)	364,864	52,969
Star Publications Malaysia Bhd	111,400	118,712
Tan Chong Motor Holdings Bhd	863,900	1,147,419
Uchi Technologies Bhd	2,754,700	1,097,626
Wah Seong Corp Bhd	2,121,506	1,415,430
Zelan Bhd (a)	2,176,800	356,356

		33,236,642

PHILIPPINES — 1.6%
Ayala Land, Inc.	9,080,158	2,644,421
First Gen Corp. (a)	8,791,643	1,991,419
First Philippine Holdings Corp.	1,643,463	1,985,415
Philippine Long Distance Telephone Co.	46,644	2,414,963

		9,036,218

TAIWAN — 28.1%
Acer, Inc.	1,385,071	3,241,596
Advanced Semiconductor Engineering, Inc.	2,911,758	2,324,404
Asia Cement Corp.	1,912,260	1,690,185
Asustek Computer, Inc.	260,310	1,940,284
AU Optronics Corp. ADR (b)	356,427	3,165,072
Catcher Technology Co., Ltd.	514,539	1,120,948
Cathay Financial Holding Co., Ltd. (a)	2,261,900	3,382,484
Chang Hwa Commercial Bank	4,476,000	2,054,713
Chimei Innolux Corp.	341,643	355,131
China Development Financial Holding Corp. (a)	6,593,553	1,779,130
China Steel Chemical Corp.	1,781,877	5,212,842
China Steel Corp.	3,918,119	3,633,816
Chinatrust Financial Holding Co., Ltd.	4,455,614	2,461,359
Chunghwa Picture Tubes, Ltd. (a)	6,556,000	430,517
Chunghwa Telecom Co., Ltd.	1,441,086	2,865,892
Compal Electronics, Inc.	2,879,461	3,463,616
Delta Electronics, Inc.	903,893	2,911,564
Epistar Corp.	406,170	1,061,833
Everlight Electronics Co., Ltd.	329,996	850,370
Far Eastern New Century Corp.	2,728,099	2,835,800
First Financial Holding Co., Ltd	3,233,796	1,796,469
Formosa Chemicals & Fibre Corp.	1,512,390	3,487,795
Formosa Plastics Corp.	2,228,940	4,717,113
Foxconn Technology Co., Ltd.	555,853	1,859,677
Fubon Financial Holding Co., Ltd. (a)	2,948,000	3,312,102
High Tech Computer Corp.	346,949	4,643,047
Hon Hai Precision Industry Co., Ltd. (a)	2,584,440	9,169,387
Hua Nan Financial Holdings Co., Ltd.	2,904,044	1,676,548
King Yuan Electronics Co., Ltd.	4,076,898	1,693,870
Largan Precision Co., Ltd.	83,710	1,344,300
Lite-On Technology Corp.	1,239,175	1,369,084
Macronix International Co., Ltd.	2,893,411	1,922,547
MediaTek, Inc.	470,279	6,622,823
Mega Financial Holding Co., Ltd.	3,721,000	2,003,433
Motech Industries, Inc.	184,510	565,620
Nan Ya Plastics Corp.	2,269,960	3,652,395
Novatek Microelectronics Corp., Ltd.	321,062	870,314
Pegatron Corp. (a)	700,630	655,243
Polaris Securities Co., Ltd. (a)	9,169,150	4,037,890
Powerchip Semiconductor Corp. (a)	4,600,638	627,135
Powertech Technology, Inc.	696,744	1,953,741
ProMOS Technologies, Inc. (a)	3,229,000	185,913
Quanta Computer, Inc.	1,958,194	3,565,173
Realtek Semiconductor Corp.	638,463	1,412,779
Shin Kong Financial Holding Co., Ltd. (a)	4,232,926	1,462,287

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Siliconware Precision Industries Co.	1,534,745	$1,674,146
SinoPac Financial Holdings Co., Ltd. (a)	4,764,000	1,519,724
Tainan Enterprises Co. Ltd.	3,858,567	4,076,945
Taishin Financial Holdings Co., Ltd. (a)	4,089,677	1,590,992
Taiwan Cement Corp.	2,261,322	1,921,295
Taiwan Fu Hsing Industrial Co., Ltd.	3,061,000	1,786,214
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,723,875	16,825,020
Tatung Co., Ltd. (a)	3,428,000	608,114
Tripod Technology Corp.	736,839	2,751,838
Uni-President Enterprises Corp.	2,401,403	2,660,627
United Integrated Services Co., Ltd.	2,268,000	2,159,899
United Microelectronics Corp. ADR (a)(b)	1,214,051	3,532,888
Via Technologies, Inc. (a)	667,981	525,961
Walsin Lihwa Corp. (a)	8,038,000	2,989,406
Wistron Corp.	1,231,955	1,825,033
Yageo Corp.	6,504,000	2,651,678
Yuanta Financial Holding Co., Ltd.	2,590,000	1,398,519

		161,886,540

THAILAND — 3.3%
Advanced Info Service PCL	915,223	2,451,238
Bangkok Expressway PCL	3,474,565	1,866,546
Electricity Generating PCL (Foreign ownership limit)	882,496	2,227,356
IRPC PCL	5,903,539	754,574
Kasikornbank PCL	1,286,498	3,604,498
PTT Exploration & Production PCL	770,405	3,413,187
PTT PCL	490,836	3,727,868
Thai Oil PCL	922,391	1,260,136

		19,305,403

TOTAL COMMON STOCKS —
(Cost $530,622,952)		574,597,480

PREFERRED STOCK — 0.0% (d)
MALAYSIA — 0.0% (d)
Malaysian Airline System Bhd (Cost $956)	4,592	1,127

RIGHTS — 0.0% (d)
CHINA — 0.0% (d)
Bank of Communications Co., Ltd.(expiring 07/09/10) (a)	430,908	172,648

INDIA — 0.0% (d)
Suzlon Energy, Ltd. (expiring 07/02/10) (a)	37,315	0

TOTAL RIGHTS —
(Cost $0)		172,648

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
IJM Land Bhd (expiring 9/11/13) (a) (Cost $0)	27,580	7,667

SHORT TERM INVESTMENTS — 1.1%
UNITED STATES — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,141,799	6,141,799
State Street Institutional Liquid Reserves Fund (e)	439,120	439,120

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,580,919)		6,580,919

TOTAL INVESTMENTS — 100.8%
(Cost $537,204,827)		581,359,841
OTHER ASSETS AND LIABILITIES — (0.8)%		(4,801,705)

NET ASSETS — 100.0%		$576,558,136

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.4% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	12.2
Semiconductors & Semiconductor Equipment	7.5
Wireless Telecommunication Services	5.8
Electronic Equipment, Instruments & Components	4.3
Insurance	4.1
Automobiles	4.0
Internet Software & Services	3.9
Computers & Peripherals	3.7
Chemicals	3.2
IT Services	3.0
Metals & Mining	2.9
Real Estate Management & Development	2.5
Construction & Engineering	2.3
Transportation Infrastructure	2.2
Diversified Telecommunication Services	2.0
Food Products	2.0
Hotels, Restaurants & Leisure	1.9
Electrical Equipment	1.7
Capital Markets	1.5
Diversified Financial Services	1.2
Marine	1.2
Thrifts & Mortgage Finance	1.2
Construction Materials	1.1
Electric Utilities	1.0
Independent Power Producers & Energy Traders	1.0
Energy Equipment & Services	0.9
Industrial Conglomerates	0.9
Communications Equipment	0.8
Airlines	0.7
Household Products	0.7
Textiles, Apparel & Luxury Goods	0.7
Beverages	0.6
Food & Staples Retailing	0.5
Gas Utilities	0.5
Machinery	0.5
Pharmaceuticals	0.5
Health Care Providers & Services	0.4
Media	0.4
Building Products	0.3
Tobacco	0.3
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Paper & Forest Products	0.1
Short Term Investments	1.1
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
RUSSIA — 98.9%
CHEMICALS — 1.6%
Uralkali GDR (a)	3,529	$63,593

COMMERCIAL BANKS — 11.0%
Sberbank GDR	1,309	330,299
VTB Bank GDR	20,809	101,340

		431,639

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
Comstar United Telesystems GDR	7,570	46,177
Rostelecom ADR	1,720	37,152
Vimpel-Communications ADR (a)	5,962	96,465

		179,794

ELECTRIC UTILITIES — 3.7%
RusHydro ADR (a)	30,054	146,964

ENERGY EQUIPMENT & SERVICES — 0.9%
Integra Group Holdings GDR (a)	5,267	11,851
OAO TMK GDR (a)	1,525	22,875

		34,726

FOOD & STAPLES RETAILING — 5.4%
OJSC Magnit GDR	8,209	141,934
X5 Retail Group N.V. GDR (a)	2,016	68,342

		210,276

FOOD PRODUCTS — 1.8%
Wimm-Bill-Dann Foods OJSC ADR	3,954	70,381

HOUSEHOLD DURABLES — 0.4%
PIK Group GDR (a)	4,719	16,045

MEDIA — 0.7%
CTC Media, Inc.	1,849	26,700

METALS & MINING — 14.9%
Evraz Group SA GDR (a)	2,517	59,477
JSC MMC Norilsk Nickel ADR	15,476	224,712
Magnitogorsk Iron & Steel Works GDR	3,185	29,589
Mechel OAO ADR	2,888	52,388
Novolipetsk Steel GDR	1,438	37,388
Polymetal GDR (a)	4,719	59,223
Polyus Gold Co. ADR	2,984	82,209
Severstal GDR (a)	4,203	41,189

		586,175

OIL, GAS & CONSUMABLE FUELS — 42.8%
Gazprom Neft ADR	3,769	71,234
LUKOIL ADR	7,052	365,999
OAO Gazprom ADR	33,034	630,619
OAO NOVATEK GDR	1,679	121,392
Rosneft Oil Co. GDR	25,599	158,202
Surgutneftegaz ADR	12,534	110,675
Surgutneftegaz ADR Preference Shares	10,908	46,359
Tatneft ADR	6,258	176,475

		1,680,955

PHARMACEUTICALS — 1.3%
Pharmstandard GDR (a)	2,295	50,490

WIRELESS TELECOMMUNICATION SERVICES — 9.8%
JSFC Sistema GDR (a)	3,523	83,565
OJSC Mobile TeleSystems ADR	15,750	301,770

		385,335

TOTAL COMMON STOCKS —
(Cost $4,458,917)		3,883,073

SHORT TERM INVESTMENT — 0.4%
UNITED STATES — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund (b) (Cost $14,759)	14,759	14,759

TOTAL INVESTMENTS — 99.3% (c)
(Cost $4,473,676)		3,897,832
OTHER ASSETS AND LIABILITIES — 0.7%		27,504

NET ASSETS — 100.0%		$3,925,336

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
CHINA — 98.9%
AIRLINES — 0.7%
Air China, Ltd. (a)	2,744,000	$2,741,481
China Eastern Airlines Corp. Ltd. (a)	1,946,000	852,155

		3,593,636

AUTOMOBILES — 2.2%
AviChina Industry & Technology Co. (a)	992,000	314,652
Brilliance China Automotive Holdings, Ltd. (a)	3,576,000	1,171,006
Byd Co., Ltd.	419,500	3,140,668
Denway Motors, Ltd.	6,694,000	3,172,002
Dongfeng Motor Group Co., Ltd.	3,358,300	3,958,983

		11,757,311

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd.	456,000	2,152,007

CHEMICALS — 0.6%
China Bluechemical, Ltd.	2,488,000	1,393,023
Fufeng Group Ltd.	558,000	366,165
Sinopec Shanghai Petrochemical Co., Ltd.	3,234,000	1,237,593

		2,996,781

COMMERCIAL BANKS — 17.9%
Bank of China, Ltd.	42,066,000	21,445,846
Bank of Communications Co., Ltd.	5,685,000	6,052,105
China CITIC Bank	4,125,393	2,643,549
China Construction Bank Corp.	29,349,900	23,895,567
China Merchants Bank Co., Ltd.	3,941,760	9,566,949
China Minsheng Banking Corp. Ltd.	2,607,000	2,286,563
Industrial & Commercial Bank of China	39,241,000	28,824,219

		94,714,798

COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
Bio-Treat Technology, Ltd. (a)	15	1

COMMUNICATIONS EQUIPMENT — 0.6%
AAC Acoustic Technology Holdings, Inc.	940,000	1,351,971
ZTE Corp.	630,666	1,939,663

		3,291,634

COMPUTERS & PERIPHERALS — 0.5%
Lenovo Group, Ltd.	4,484,000	2,441,479

CONSTRUCTION & ENGINEERING — 2.2%
China Communications Construction Co., Ltd.	4,287,394	3,964,125
China Railway Construction Corp.	2,413,000	3,055,313
China Railway Group, Ltd. (a)	4,593,000	2,972,682
Metallurgical Corp. of China, Ltd. (a)	4,125,000	1,785,152

		11,777,272

CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd.	914,000	2,687,838
China National Building Material Co., Ltd.	1,096,000	1,764,939

		4,452,777

DIVERSIFIED CONSUMER SERVICES — 0.7%
New Oriental Education & Technology Group, Inc. ADR (a)(c)	42,232	3,935,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
China Telecom Corp., Ltd.	15,012,000	7,248,495
China Unicom (Hong Kong), Ltd.	4,892,492	6,622,046

		13,870,541

ELECTRICAL EQUIPMENT — 0.8%
China BAK Battery, Inc. (a)(c)	10	17
China High Speed Transmission Equipment Group Co., Ltd.	836,000	1,777,821
Shanghai Electric Group Co., Ltd. (a)	4,372,000	1,959,418
Zhuzhou CSR Times Electric Co., Ltd.	296,000	632,509

		4,369,765

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Ju Teng International Holdings Ltd.	608,000	376,333
Kingboard Chemical Holdings, Ltd. (a)	724,000	3,142,510

		3,518,843

ENERGY EQUIPMENT & SERVICES — 0.5%
China Oilfield Services, Ltd.	2,321,900	2,746,152

FOOD & STAPLES RETAILING — 1.0%
China Resources Enterprise, Ltd.	1,376,000	5,115,504

FOOD PRODUCTS — 4.3%
Chaoda Modern Agriculture Holdings, Ltd.	2,130,254	2,106,413
China Agri-Industries Holdings Ltd.	732,000	853,529
China Mengniu Dairy Co., Ltd.	1,375,000	4,502,610
China Milk Products Group, Ltd. (a)(d)	15,000	0
China Yurun Food Group, Ltd.	926,000	2,931,227
Tingyi Cayman Islands Holding Corp.	2,140,000	5,281,881
Want Want China Holdings, Ltd.	8,072,000	6,841,425

		22,517,085

GAS UTILITIES — 0.3%
China Resources Gas Group, Ltd.	1,212,000	1,718,277

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (c)	81,932	2,574,303
Shandong Weigao Group Medical Polymer Co. Ltd.	308,000	1,352,690

		3,926,993

HOTELS, RESTAURANTS & LEISURE — 1.5%
China Travel International Investment Hong Kong, Ltd. (a)	3,236,000	693,979
Ctrip.com International, Ltd. ADR (a)(c)	141,102	5,299,791

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Home Inns & Hotels Management, Inc. ADR (a)	20,700	$808,128
Shanghai Jin Jiang International Hotels Group Co., Ltd.	4,330,000	984,199

		7,786,097

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.7%
China Longyuan Power Group Corp. (a)	1,171,000	1,087,218
China Resources Power Holdings Co., Ltd.	1,524,000	3,475,757
Datang International Power Generation Co., Ltd.	4,328,000	1,767,404
Huaneng Power International, Inc.	4,330,000	2,580,045

		8,910,424

INDUSTRIAL CONGLOMERATES — 1.8%
Beijing Enterprises Holdings, Ltd.	572,000	3,749,844
Citic Pacific, Ltd.	1,550,000	2,902,089
Shanghai Industrial Holdings, Ltd.	686,000	2,744,123

		9,396,056

INSURANCE — 8.2%
China Life Insurance Co., Ltd.	6,515,000	28,989,393
China Taiping Insurance Holdings Co., Ltd. (a)	721,200	2,366,291
PICC Property & Casualty Co., Ltd. (a)	2,155,600	2,076,112
Ping An Insurance Group Co. of China, Ltd.	1,186,300	9,803,125

		43,234,921

INTERNET SOFTWARE & SERVICES — 7.2%
Alibaba.com, Ltd.	1,179,500	2,359,863
Baidu, Inc. ADR (a)	226,280	15,405,142
NetEase.com ADR (a)(c)	161,607	5,124,558
SINA Corp. (a)(c)	51,579	1,818,676
Sohu.com, Inc. (a)	34,692	1,425,494
Tencent Holdings, Ltd.	720,000	12,066,032

		38,199,765

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,150,000	951,054

MACHINERY — 0.8%
China Infrastructure Machinery Holdings, Ltd.	841,000	563,752
Weichai Power Co., Ltd.	311,300	2,030,787
Yangzijiang Shipbuilding Holdings, Ltd. (c)	1,926,000	1,862,402

		4,456,941

MARINE — 1.3%
China COSCO Holdings Co., Ltd. (a)	2,879,175	2,968,965
China Shipping Container Lines Co., Ltd. (a)	5,280,500	1,898,692
China Shipping Development Co., Ltd.	1,711,800	2,187,246

		7,054,903

MEDIA — 0.3%
Focus Media Holding, Ltd. ADR (a)(c)	105,149	1,632,964

METALS & MINING — 2.7%
Aluminum Corp. of China, Ltd. (a)	4,178,000	3,229,880
Angang Steel Co., Ltd.	1,513,720	1,827,237
China Molybdenum Co. Ltd.	1,178,000	667,122
Hidili Industry International Development Ltd. (a)	529,000	395,367
Jiangxi Copper Co., Ltd.	1,601,000	3,022,248
Maanshan Iron & Steel	2,452,000	1,083,179
Zhaojin Mining Industry Co. Ltd.	393,500	927,767
Zijin Mining Group Co., Ltd.	4,422,500	3,328,028

		14,480,828

MULTILINE RETAIL — 0.7%
Golden Eagle Retail Group, Ltd.	856,000	1,802,765
Parkson Retail Group, Ltd.	1,231,000	2,096,153

		3,898,918

OIL, GAS & CONSUMABLE FUELS — 15.5%
China Coal Energy Co.	3,892,013	4,943,016
China Petroleum & Chemical Corp.	16,542,500	13,489,515
China Shenhua Energy Co., Ltd.	2,841,700	10,400,269
CNOOC, Ltd.	14,330,600	24,623,056
Kunlun Energy Co., Ltd.	2,435,400	3,108,695
PetroChina Co., Ltd.	19,463,200	21,919,735
Yanzhou Coal Mining Co., Ltd.	1,985,900	3,891,646

		82,375,932

PAPER & FOREST PRODUCTS — 0.6%
Lee & Man Paper Manufacturing, Ltd.	1,964,000	1,467,864
Nine Dragons Paper Holdings, Ltd.	1,375,000	1,889,331

		3,357,195

PHARMACEUTICALS — 0.2%
WuXi PharmaTech Cayman, Inc. ADR (a)	53,900	860,244

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.7%
Agile Property Holdings, Ltd.	1,776,000	1,845,071
China Overseas Land & Investment, Ltd.	3,671,680	6,921,693
China Resources Land, Ltd.	1,524,000	2,896,464
Country Garden Holdings Co.	6,534,000	1,753,666
E-House China Holdings, Ltd. (c)	33,500	496,135
Guangzhou R&F Properties Co., Ltd.	1,286,000	1,649,787
Renhe Commercial Holdings Co., Ltd.	10,430,000	2,183,199
Shimao Property Holdings, Ltd.	1,479,000	2,328,521
Sino-Ocean Land Holdings, Ltd.	3,347,000	2,437,027
Yanlord Land Group, Ltd. (c)	1,246,000	1,544,001
Yuexiu Property Co., Ltd. (a)	4,986,000	1,094,888

		25,150,452

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd.	2,300,000	803,375

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Actions Semiconductor Co., Ltd. ADR (a)(c)	128,128	$276,756
Semiconductor Manufacturing International Corp. (a)	18,054,000	1,460,614
Suntech Power Holdings Co., Ltd. ADR (a)(c)	136,712	1,253,649

		2,991,019

SOFTWARE — 0.3%
AsiaInfo Holdings, Inc. (a)(c)	20,400	445,944
Shanda Interactive Entertainment, Ltd. ADR (a)(c)	33,667	1,335,570

		1,781,514

SPECIALTY RETAIL — 0.3%
Hengdeli Holdings, Ltd.	3,591,360	1,563,436

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
China Dongxiang Group Co.	3,814,000	2,571,352
Li Ning Co., Ltd.	915,000	3,031,533
Ports Design, Ltd.	430,000	1,104,383

		6,707,268

TRANSPORTATION INFRASTRUCTURE — 2.6%
Anhui Expressway Co., Ltd.	1,538,000	853,221
Beijing Capital International Airport Co., Ltd.	2,298,000	1,363,369
China Merchants Holdings International Co., Ltd.	1,374,406	4,580,089
COSCO Pacific, Ltd.	1,402,083	1,676,273
GZI Transportation, Ltd.	217	107
Jiangsu Expressway Co.	2,180,000	1,984,834
Shenzhen Expressway Co., Ltd.	2,180,000	965,822
Zhejiang Expressway Co., Ltd.	2,492,000	2,310,504

		13,734,219

WATER UTILITIES — 0.3%
Guangdong Investment, Ltd.	3,486,000	1,651,867

WIRELESS TELECOMMUNICATION SERVICES — 8.4%
China Mobile, Ltd.	4,407,900	44,264,947

TOTAL COMMON STOCKS —
(Cost $485,996,183)		524,140,795

RIGHTS — 0.1%
CHINA — 0.1%
Bank of Communications Co., Ltd.(expiring 07/09/10) (a) (Cost $0)	852,750	341,663

WARRANTS — 0.0% (b)
CHINA — 0.0% (b)
Kingboard Chemical Holdings Ltd.(expiring 10/31/12) (a) (Cost $0)	74,400	29,331

SHORT TERM INVESTMENTS — 1.8%
UNITED STATES — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,331,940	9,331,940
State Street Institutional Liquid Reserves Fund (e)	269,116	269,116

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,601,056)		9,601,056

TOTAL INVESTMENTS — 100.8%
(Cost $495,597,239)		534,112,845
OTHER ASSETS AND LIABILITIES — (0.8)%		(4,039,850)

NET ASSETS — 100.0%		$530,072,995

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Security, or portion thereof, was on loan at June 30, 2010.
(d)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 94.7%
BRAZIL — 15.4%
Banco Bradesco SA ADR (a)	86,352	$1,369,543
Banco do Brasil SA	18,007	246,254
Bradespar SA Preference Shares	15,923	289,662
Brasil Telecom SA ADR (a)(b)	3,879	33,553
Brasil Telecom SA Preference Shares ADR (a)	6,841	137,367
Braskem SA Preference Shares ADR (a)(b)	6,577	93,065
BRF — Brasil Foods SA ADR (a)	17,976	238,362
Centrais Eletricas Brasileiras SA ADR (a)	21,063	281,619
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	4,163	289,412
Companhia de Bebidas das Americas Preference Shares ADR (a)	10,892	1,100,201
Companhia de Saneamento Basico do Estado de Sao Paulo	8,358	173,883
Companhia Energetica de Minas Gerais ADR (a)	25,481	373,806
Companhia Siderurgica Nacional SA ADR	53,874	791,409
Cosan SA Industria e Comercio (b)	6,299	78,908
Cyrela Brazil Realty SA	17,749	192,113
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,663	9,152
Duratex SA	12,115	110,228
Empresa Brasileira de Aeronautica SA	27,102	139,532
Fibria Celulose SA ADR (a)(b)	11,401	168,735
Gerdau SA ADR (a)	40,119	528,768
Investimentos Itau SA (c)(d)	191	1,208
Investimentos Itau SA (c)	29,068	183,842
Investimentos Itau SA (c)	1,064	6,452
Investimentos Itau SA Preference Shares	155,189	922,094
Itau Unibanco Holding SA Preference Shares ADR (a)	126,402	2,276,500
Lojas Americanas SA Preference Shares	15,600	113,203
Lojas Renner SA	11,481	312,105
Metalurgica Gerdau SA Preference Shares	19,778	320,508
MMX Mineracao e Metalicos SA (b)	8,122	47,403
Natura Cosmeticos SA	9,697	215,190
Petroleo Brasileiro SA ADR	78,483	2,338,793
Petroleo Brasileiro SA Preference Shares ADR (a)	58,564	2,009,916
Souza Cruz SA	6,402	241,518
Tam SA ADR (a)	5,009	69,876
Tim Participacoes SA ADR (a)	4,962	134,669
Tractebel Energia SA ADR (a)	8,453	102,366
Usinas Siderurgicas de Minas Gerais SA ADR (a)	15,761	422,333
Vale SA ADR (a)	101,507	2,133,677
Vale SA Preference Shares ADR (a)	78,804	1,918,877
Vivo Participacoes SA ADR	4,382	113,581
Vivo Participacoes SA Preference Shares	10,357	266,610
Weg SA	15,738	145,811

		20,942,104

CHILE — 2.2%
Antarchile SA	11,280	209,975
Cementos Bio-Bio SA	52,954	121,757
Companhia General de Electricidad	25,392	151,995
Cuprum AFP	3,736	147,272
Empresa Nacional de Electricidad SA ADR	6,204	286,501
Empresas COPEC SA	25,968	407,422
Enersis SA ADR	15,155	301,736
Farmacias Ahumada SA	44,379	125,536
Lan Airlines SA ADR (a)	9,986	184,841
Parque Arauco SA	145,229	201,166
SACI Falabella	78,715	510,689
Vina Concha y Toro SA ADR (a)	4,066	169,552
Vina San Pedro SA	18,171,740	149,201

		2,967,643

CHINA — 13.5%
AAC Acoustic Technology Holdings, Inc.	92,000	132,321
Air China, Ltd. (b)	138,000	137,873
Aluminum Corp. of China, Ltd. (b)	230,000	177,806
Angang Steel Co., Ltd.	48,640	58,714
Anhui Conch Cement Co., Ltd.	92,000	270,548
Baidu, Inc. ADR (b)	15,250	1,038,220
Bank of China, Ltd.	1,140,000	581,188
Bank of Communications Co., Ltd.	301,000	320,437
Beijing Capital International Airport Co., Ltd.	138,000	81,873
China CITIC Bank	259,000	165,967
China Coal Energy Co.	230,000	292,109
China Communications Construction Co., Ltd.	212,000	196,015
China Construction Bank Corp.	1,543,000	1,256,252
China COSCO Holdings Co., Ltd. (b)	163,925	169,037
China Life Insurance Co., Ltd.	395,000	1,757,607
China Mengniu Dairy Co., Ltd.	69,000	225,949
China Merchants Bank Co., Ltd.	204,145	495,475
China Oilfield Services, Ltd.	184,000	217,620
China Petroleum & Chemical Corp.	896,000	730,640
China Railway Construction Corp.	115,000	145,612
China Railway Group, Ltd. (b)	207,000	133,975
China Shenhua Energy Co., Ltd.	184,000	673,417
China Shipping Container Lines Co., Ltd. (b)	372,350	133,885
China Shipping Development Co., Ltd.	92,000	117,553
China Telecom Corp., Ltd.	830,000	400,763
Ctrip.com International, Ltd. ADR (a)(b)	9,362	351,637
Datang International Power Generation Co., Ltd.	276,000	112,709
Dongfang Electric Corp., Ltd.	9,200	28,591

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Dongfeng Motor Group Co., Ltd.	230,000	$271,139
Focus Media Holding, Ltd. ADR (a)(b)	5,218	81,036
Guangshen Railway Co., Ltd.	184,000	64,270
Guangzhou R&F Properties Co., Ltd.	82,800	106,223
Harbin Power Equipment Co., Ltd.	46,000	33,139
Huadian Power International Co.	276,000	67,342
Huaneng Power International, Inc.	230,000	137,046
Industrial & Commercial Bank of China	2,083,000	1,530,054
Jiangsu Expressway Co.	140,000	127,466
Jiangxi Copper Co., Ltd.	48,000	90,611
Kunlun Energy Co., Ltd.	230,000	293,586
Lenovo Group, Ltd.	322,000	175,325
Li Ning Co., Ltd.	46,000	152,405
Maanshan Iron & Steel	138,000	60,962
NetEase.com ADR (b)	5,521	175,071
Nine Dragons Paper Holdings, Ltd.	69,000	94,810
Parkson Retail Group, Ltd.	57,134	97,288
PetroChina Co., Ltd.	1,012,000	1,139,729
PICC Property & Casualty Co., Ltd. (b)	184,000	177,215
Pine Agritech, Ltd. (b)	187,000	21,431
Ping An Insurance Group Co. of China, Ltd.	69,000	570,189
Semiconductor Manufacturing International Corp. (b)	782,000	63,266
Shanghai Electric Group Co., Ltd. (b)	230,000	103,080
Shenzhen Expressway Co., Ltd.	184,000	81,519
SINA Corp. (a)(b)	2,654	93,580
Sinopec Shanghai Petrochemical Co., Ltd.	184,000	70,413
Sinotrans, Ltd.	230,000	52,869
Suntech Power Holdings Co., Ltd. ADR (a)(b)	4,494	41,210
Tencent Holdings, Ltd.	46,000	770,885
Tingyi Cayman Islands Holding Corp.	138,000	340,607
Travelsky Technology, Ltd.	115,000	95,105
Weiqiao Textile Co.	58,000	35,677
Yanzhou Coal Mining Co., Ltd.	138,000	270,430
Zhejiang Expressway Co., Ltd.	184,000	170,599
Zijin Mining Group Co., Ltd.	186,000	139,969
ZTE Corp.	50,328	154,788

		18,354,127

CZECH REPUBLIC — 0.6%
CEZ AS (a)	9,654	396,306
Komercni Banka AS	1,051	170,413
Telefonica O2 Czech Republic AS	6,784	132,321
Unipetrol (b)	6,876	63,025

		762,065

EGYPT — 0.7%
Commercial International Bank Egypt SAE	26,623	314,325
Egyptian Co. for Mobile Services	4,243	123,692
Egyptian Financial Group-Hermes Holding	16,618	85,803
Egyptian Kuwait Holding Co.	23,680	35,994
Orascom Construction Industries	6,694	267,925
Orascom Telecom Holding SAE	38,859	33,701
Orascom Telecom Holding SAE GDR (c)	24,810	109,164
Orascom Telecom Holding SAE GDR (c)(e)	980	4,312
Orascom Telecom Holding SAE GDR (c)	200	880

		975,796

HONG KONG — 5.0%
Agile Property Holdings, Ltd.	138,000	143,367
Chaoda Modern Agriculture Holdings, Ltd.	136,550	135,022
China Merchants Holdings International Co., Ltd.	47,380	157,890
China Mobile, Ltd.	257,500	2,585,863
China Overseas Land & Investment, Ltd.	187,200	352,901
China Power International Development, Ltd. (b)	230,000	50,506
China Resources Enterprise, Ltd.	46,000	171,012
China Resources Land, Ltd.	92,000	174,852
China Resources Power Holdings Co., Ltd.	97,600	222,594
China Travel International Investment Hong Kong, Ltd. (b)	230,000	49,325
China Unicom (Hong Kong), Ltd.	189,668	256,718
Citic Pacific, Ltd.	46,000	86,126
CNOOC, Ltd.	880,000	1,512,029
COSCO Pacific, Ltd.	92,691	110,818
Denway Motors, Ltd.	322,000	152,582
Guangdong Investment, Ltd.	186,000	88,137
GZI Transportation, Ltd.	25,258	12,488
Hengdeli Holdings, Ltd.	552,000	240,304
Kingboard Chemical Holdings, Ltd. (b)	34,500	149,747
Shimao Property Holdings, Ltd.	69,000	108,633
Yuexiu Property Co., Ltd. (b)	322,000	70,709

		6,831,623

HUNGARY — 0.7%
FHB Mortgage Bank NyRt (b)	15,715	71,237
MOL Hungarian Oil and Gas NyRt (a)(b)	3,855	321,342
OTP Bank NyRt (a)(b)	13,960	285,818
Richter Gedeon NyRt	1,147	204,528
Tiszai Vegyi Kominat NyRt (b)	1,622	20,246

		903,171

INDIA — 9.3%
Ambuja Cements, Ltd.	13,957	34,528
Ambuja Cements, Ltd. GDR	17,217	42,474
Anant Raj Industries, Ltd.	34,969	88,392
Bajaj Holdings & Investment, Ltd. (b)(d)	1,954	30,189

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

BF Investment, Ltd. (d)	7,339	$20,386
BF Utilities, Ltd. (b)	8,033	122,800
Bharat Heavy Electricals, Ltd.	8,118	429,278
Bharti Airtel, Ltd.	105,923	598,432
Cipla, Ltd.	27,707	202,918
Dr. Reddy’s Laboratories, Ltd. ADR (a)	8,590	265,001
Gail India, Ltd.	30,486	306,534
Godrej Industries, Ltd.	14,891	53,783
Grasim Industries, Ltd.	400	15,740
Grasim Industries, Ltd. GDR	731	28,776
HCL Technologies, Ltd.	7,793	60,950
HDFC Bank, Ltd.	11,225	467,163
Hero Honda Motors, Ltd.	8,867	390,095
Hindustan Unilever, Ltd.	70,396	406,204
Housing Development Finance Corp., Ltd.	12,049	766,536
ICICI Bank, Ltd. ADR (a)	13,335	481,927
India Infoline, Ltd.	109,097	227,261
Indian Hotels Co., Ltd.	38,108	86,562
Infosys Technologies, Ltd. ADR (a)	23,215	1,390,811
ITC, Ltd.	2,170	14,278
ITC, Ltd. GDR (c)(e)	22,171	145,810
ITC, Ltd. GDR (c)	2,611	17,139
ITC, Ltd. GDR (c)	200	1,315
JAI Corp., Ltd.	34,806	186,002
Larsen & Toubro, Ltd. GDR	9,504	368,660
Mahindra & Mahindra, Ltd. GDR	16,288	227,543
Maruti Suzuki India, Ltd.	6,690	205,144
Mercator Lines, Ltd.	92,365	92,773
Monnet Ispat, Ltd.	3,512	30,473
Oil & Natural Gas Corp., Ltd.	19,836	561,874
Reliance Capital, Ltd. (b)	3,510	57,610
Reliance Communications, Ltd.	43,164	184,477
Reliance Industries, Ltd. GDR (e)	36,806	1,718,840
Reliance Infrastructure, Ltd.	10,314	268,437
Reliance MediaWorks, Ltd. (b)	31,962	161,169
Siemens India, Ltd.	9,400	149,364
State Bank of India GDR	2,159	215,684
Suzlon Energy, Ltd. (b)	191,985	239,335
Tata Consultancy Services, Ltd.	19,122	309,608
Tata Motors, Ltd. ADR (a)	11,129	191,308
Tata Power Co., Ltd.	8,519	238,448
Tata Steel, Ltd.	14,948	156,561
Unitech, Ltd.	65,423	105,012
United Breweries Holdings, Ltd. (b)	8,560	37,229
Wipro, Ltd. ADR (a)	23,305	279,661

		12,680,494

INDONESIA — 2.6%
Astra International Tbk PT	139,000	740,618
Bank Central Asia Tbk PT	820,500	538,552
Bank Danamon Indonesia Tbk PT	172,710	102,883
Bank Mandiri Tbk PT	434,000	287,259
Bank Rakyat Indonesia Tbk PT	373,500	383,182
Barito Pacific Tbk PT (b)	392,000	44,540
Bumi Resources Tbk PT	706,000	146,418
Indofood Sukses Makmur Tbk PT	518,500	237,372
Indosat Tbk PT	103,500	56,517
Kalbe Farma Tbk PT	569,000	131,815
Medco Energi Internasional Tbk PT	269,000	87,540
Perusahaan Gas Negara Tbk PT	592,000	253,061
Telekomunikasi Indonesia Tbk PT	299,000	253,977
United Tractors Tbk PT	151,000	312,328

		3,576,062

ISRAEL — 3.6%
Avner Oil & Gas, Ltd. (b)	1,366,202	590,267
Bank Hapoalim BM (b)	62,510	226,592
Bank Leumi Le-Israel BM (b)	63,704	228,294
Check Point Software Technologies (a)(b)	10,523	310,218
Formula Systems (1985), Ltd.	8,281	106,673
Israel Chemicals, Ltd.	28,757	301,832
Israel Discount Bank, Ltd. (b)	54,941	93,264
Koor Industries, Ltd.	1,428	25,458
Makhteshim-Agan Industries, Ltd.	24,815	83,111
Mizrahi Tefahot Bank, Ltd. (b)	21,230	155,335
NICE Systems, Ltd. (b)	4,403	110,259
Ormat Industries, Ltd.	12,487	92,973
Partner Communications Co., Ltd.	8,403	129,893
Retalix, Ltd. (b)	5,703	63,620
Teva Pharmaceutical Industries, Ltd.	41,499	2,202,446
The Israel Corp., Ltd. (b)	207	129,058

		4,849,293

JORDAN — 0.1%
Arab Bank PLC	13,260	199,766

MALAYSIA — 2.7%
Aeon Co. (M) Bhd	165,300	250,184
Alliance Financial Group Bhd	178,400	162,557
Berjaya Sports Toto Bhd	86,800	114,482
Bintulu Port Holdings Bhd	75,894	148,858
Bursa Malaysia Bhd	36,493	79,355
Carlsberg Brewery Malay Bhd	265,397	409,880
Dialog Group Bhd	383,708	124,446
Digi.Com Bhd	23,000	163,398
Genting Bhd	139,400	306,572
Genting Malaysia Bhd	18,400	15,516
IGB Corp. Bhd	187,700	101,459
IOI Corp. Bhd	223,560	345,957
KFC Holdings Bhd	90,700	283,516
KNM Group Bhd (b)	447,250	70,455
Malaysian Airline System Bhd (b)	235,000	150,255
Malaysian Resources Corp. Bhd (b)	273,300	131,690
Multi-Purpose Holdings Bhd	133,160	83,906
Naim Holdings Bhd (b)	112,987	102,953
OSK Holdings Bhd	214,350	84,747
OSK Property Holdings Bhd	15,464	2,532
OSK Ventures International Bhd (b)	25,700	3,731
SP Setia Bhd	113,000	146,246
Sunrise Bhd	187,276	107,593
TA Enterprise Bhd	226,700	45,165
TA Global Bhd	123,540	14,500
Tebrau Teguh Bhd (b)	16,100	3,033
UEM Land Holdings Bhd (b)	67,787	30,570
WCT Bhd	208,900	176,799

		3,660,355

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

MEXICO — 5.7%
Alfa SAB de CV	24,605	$185,219
America Movil SAB de CV	1,084,452	2,575,536
Axtel SAB de CV (b)	75,364	44,454
Cemex SAB de CV (a)(b)	438,051	426,342
Coca-Cola Femsa SAB de CV	37,967	239,069
Consorcio ARA SAB de CV (b)	74,883	44,810
Corporacion GEO SAB de CV (b)	31,796	85,163
Desarrolladora Homex SAB de CV (b)	13,980	58,972
Empresas ICA SAB de CV (b)	30,701	72,413
Fomento Economico Mexicano SAB de CV (a)	113,891	495,098
Grupo Aeroportuario del Sureste SAB de CV	29,667	135,874
Grupo Bimbo SAB de CV (a)	36,771	265,414
Grupo Elektra SA de CV (a)	5,428	218,226
Grupo Financiero Banorte SAB de CV	77,171	293,485
Grupo Mexico SAB de CV	255,345	608,417
Grupo Modelo SAB de CV	43,115	213,761
Grupo Televisa SA de CV (Series CPO) (a)	87,479	306,887
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)(b)	77,955	90,816
Industrias CH SAB, Series B (b)	20,032	67,694
Industrias Penoles SA de CV	6,946	136,263
Kimberly-Clark de Mexico SAB de CV	40,374	235,362
Sare Holding SAB de CV (Class B) (b)	89,041	19,143
Telefonos de Mexico SA de CV	312,452	222,861
TV Azteca SAB de CV	172,267	91,452
Urbi Desarrollos Urbanos SA de CV (b)	33,550	62,494
Wal-Mart de Mexico SAB de CV (a)	283,846	631,165

		7,826,390

MOROCCO — 0.5%
Banque Marocaine du Commerce Exterieur	12,191	294,275
Banque Marocaine pour le Commerce et l’Industrie SA (c)	1,078	119,795
Douja Promotion Groupe Addoha SA	6,843	91,345
Holcim Maroc SA	648	172,565

		677,980

PERU — 1.0%
Compania de Minas Buenaventura SA	12,417	481,175
Credicorp, Ltd.	4,489	408,005
Southern Copper Corp. (a)	11,667	309,642
Volcan Compania Minera SAA (Class B)	119,523	116,268

		1,315,090

PHILIPPINES — 0.5%
Ayala Land, Inc.	599,780	174,674
Banco de Oro Universal Bank, Inc.	103,700	107,380
Bank of the Philippine Islands	178,480	177,113
Filinvest Land, Inc.	2,757,000	57,097
Philippine Long Distance Telephone Co.	4,630	239,715

		755,979

POLAND — 1.1%
Asseco Poland SA	3,398	54,333
Bank BPH SA (b)	767	11,185
Bank Pekao SA	6,618	305,704
Bioton SA (b)	152,148	9,010
BRE Bank SA (b)	339	22,184
BRE Bank SA (b)	815	54,781
Cersanit SA (b)	7,578	30,674
Getin Holding SA (b)	12,952	36,358
Globe Trade Centre SA (b)	8,123	55,971
Grupa Lotos SA (b)	4,947	42,261
KGHM Polska Miedz SA	7,094	186,112
Orbis SA (b)	3,389	35,655
PBG SA (b)	908	56,193
Polimex- Mostostal SA	31,734	41,158
Polski Koncern Naftowy Orlen GDR (b)	9,913	208,290
Powszechna Kasa Oszczednosci Bank Polski SA	21,165	228,437
Telekomunikacja Polska SA	43,416	183,838

		1,562,144

RUSSIA — 6.8%
Comstar United Telesystems GDR	20,503	125,068
LUKOIL ADR	26,343	1,367,202
Mechel OAO ADR	7,746	140,512
MMC Norilsk Nickel ADR (b)	43,339	629,282
OAO Gazprom ADR	163,753	3,126,045
OAO NOVATEK GDR	5,337	385,865
OJSC Mobile TeleSystems ADR	25,904	496,321
Polyus Gold Co. ADR	8,814	242,385
Rosneft Oil Co. GDR	67,671	418,207
Rostelecom ADR	4,581	98,950
Severstal GDR (b)	15,275	149,695
Surgutneftegaz ADR	115,127	1,016,571
Tatneft ADR	13,411	378,190
Vimpel-Communications ADR (a)(b)	23,259	376,331
VTB Bank OJSC GDR (e)	35,065	170,767
Wimm-Bill-Dann Foods OJSC ADR	5,328	94,838

		9,216,229

SOUTH AFRICA — 9.2%
ABSA Group, Ltd.	15,902	252,020
Adcock Ingram Holdings, Ltd.	4,891	37,006
Adcorp Holdings, Ltd.	21,114	73,678
Afgri, Ltd.	116,368	94,876
African Bank Investments, Ltd.	66,743	263,549
African Rainbow Minerals, Ltd.	7,701	162,141
Allied Electronics Corp., Ltd.	26,956	81,756
Anglo Platinum, Ltd. (a)(b)	3,282	312,111

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

AngloGold Ashanti, Ltd.	11,640	$504,044
Aquarius Platinum, Ltd.	19,334	94,963
ArcelorMittal South Africa, Ltd. (b)	9,851	97,523
Aspen Pharmacare Holdings, Ltd. (b)	29,668	294,520
Aveng, Ltd.	26,082	117,212
Avusa, Ltd.	4,519	11,259
Barloworld, Ltd.	11,162	59,262
Bidvest Group, Ltd.	16,362	260,164
Business Connexion Group, Ltd.	96,038	68,905
Cadiz Holdings	62,845	27,874
Coronation Fund Managers, Ltd. (a)	89,768	128,227
Discovery Holdings, Ltd.	14,704	67,230
Eqstra Holdings, Ltd. (b)	15,873	10,084
FirstRand, Ltd.	248,426	585,271
Foschini, Ltd.	14,709	124,414
Freeworld Coatings, Ltd.	13,094	15,561
Gold Fields, Ltd.	35,087	475,101
Grindrod, Ltd.	43,905	82,131
Group Five, Ltd.	12,463	56,090
Harmony Gold Mining Co., Ltd.	10,500	111,495
Impala Platinum Holdings, Ltd.	30,464	715,323
Imperial Holdings, Ltd.	8,613	96,402
Investec, Ltd.	9,515	66,840
Invicta Holdings, Ltd.	26,632	107,698
JD Group, Ltd.	9,372	49,514
Kagiso Media, Ltd.	48,859	97,517
Kumba Iron Ore, Ltd.	2,723	113,327
Lewis Group, Ltd.	11,277	86,632
Massmart Holdings, Ltd.	14,987	230,696
Metorex, Ltd. (b)	32,520	13,999
MTN Group, Ltd.	85,837	1,130,937
Murray & Roberts Holdings, Ltd.	23,079	116,813
Mvelaphanda Resources, Ltd. (b)	12,047	70,891
Naspers, Ltd.	20,709	702,114
Nedbank Group, Ltd.	24,152	378,074
Netcare, Ltd. (b)	98,187	165,229
Pretoria Portland Cement Co., Ltd.	9,560	39,658
PSG Group, Ltd.	19,455	68,777
Reinet Investments SCA ADR (b)	7,851	11,163
Remgro, Ltd.	20,147	248,782
RMB Holdings, Ltd.	44,676	181,832
Sanlam, Ltd.	97,314	290,198
Sappi, Ltd. (a)(b)	13,259	51,716
Sasol, Ltd.	23,727	849,935
Shoprite Holdings, Ltd. (a)	37,194	401,983
Standard Bank Group, Ltd.	49,434	660,276
Steinhoff International Holdings, Ltd. (b)	75,995	176,560
Sun International, Ltd. (a)(b)	7,761	83,525
Super Group, Ltd. (b)	61,293	5,277
Telkom SA, Ltd.	12,556	61,832
Tiger Brands, Ltd.	9,166	203,568
Truworths International, Ltd.	33,918	237,291
Wilson Bayly Holmes-Ovcon, Ltd.	10,802	154,016
Woolworths Holdings, Ltd.	59,872	187,056

		12,523,918

TAIWAN — 9.8%
Acer, Inc.	118,640	277,663
Advanced Semiconductor Engineering, Inc.	234,365	187,089
Asustek Computer, Inc.	20,689	154,210
AU Optronics Corp. ADR (a)	51,676	458,883
Cathay Financial Holding Co., Ltd. (b)	183,550	274,484
Chang Hwa Commercial Bank	256,000	117,517
Chimei Innolux Corp.	100,874	104,856
China Development Financial Holding Corp. (b)	553,758	149,420
China Steel Chemical Corp.	183,345	536,372
China Steel Corp.	321,719	298,375
Chinatrust Financial Holding Co., Ltd.	349,290	192,954
Chunghwa Telecom Co., Ltd.	145,322	289,002
CMC Magnetics Corp. (b)	141,000	35,369
Compal Electronics, Inc.	235,342	283,086
Delta Electronics, Inc.	91,340	294,219
Elite Semiconductor Memory Technology, Inc. (b)	74,750	132,603
Epistar Corp.	26,850	70,193
Far Eastern New Century Corp.	227,063	236,027
Formosa Chemicals & Fibre Corp.	119,460	275,492
Formosa Plastics Corp.	187,610	397,040
Foxconn Technology Co., Ltd.	45,318	151,617
Fubon Financial Holding Co., Ltd. (b)	256,000	287,618
Giant Manufacturing Co., Ltd.	137,960	420,773
Grape King, Inc.	120,000	168,806
High Tech Computer Corp.	45,578	609,948
Hon Hai Precision Industry Co., Ltd. (b)	183,564	651,270
Hotai Motor Co., Ltd.	69,000	167,714
Hua Nan Financial Holdings Co., Ltd.	235,376	135,886
Lite-On Technology Corp.	119,313	131,821
MediaTek, Inc.	23,283	327,889
Mosel Vitelic, Inc. (b)	5,995	2,621
Nan Ya Plastics Corp.	183,690	295,559
National Petroleum Co., Ltd.	257,000	288,342
Novatek Microelectronics Corp., Ltd.	23,225	62,957
Pegatron Corp. (b)	55,686	52,079
Pou Chen Corp.	166,207	130,094
Powerchip Semiconductor Corp. (b)	323,660	44,120
Powertech Technology, Inc.	45,714	128,187
Precision Silicon Corp. (b)	22,098	22,764
ProMOS Technologies, Inc. (b)	301,000	17,330
Quanta Computer, Inc.	160,664	292,512
Shin Kong Financial Holding Co., Ltd. (b)	168,368	58,164
Siliconware Precision Industries Co.	117,578	128,258
SinoPac Financial Holdings Co., Ltd. (b)	371,000	118,350
Solar Applied Materials Technology Corp.	75,611	168,017
Taishin Financial Holdings Co., Ltd. (b)	300,101	116,747
Taiwan Cement Corp.	183,681	156,061

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	241,019	$2,352,345
Taiwan Tea Corp. (b)	74,913	40,101
Tatung Co., Ltd. (b)	282,000	50,026
Tripod Technology Corp.	45,244	168,971
United Microelectronics Corp. ADR (b)	175,130	509,628
Visual Photonics Epitaxy Co., Ltd. (b)	68,490	160,719
Wistron Corp.	91,635	135,749

		13,317,897

THAILAND — 1.7%
Advanced Info Service PCL	83,815	224,481
Bangkok Expressway PCL	241,559	129,766
Banpu PCL	9,608	180,947
Electricity Generating PCL (Foreign ownership limit)	54,587	137,774
IRPC PCL	616,258	78,768
Kasikornbank PCL	39,500	110,671
PTT Exploration & Production PCL	74,698	330,941
PTT PCL	50,624	384,486
Siam Commercial Bank PCL	79,302	198,928
Thai Oil PCL	76,095	103,958
The Siam Cement PCL	27,300	220,828
The Siam Cement PCL	300	2,593
Tisco Financial Group PCL	107,947	95,816
TMB Bank PCL (b)	3,085,217	135,258

		2,335,215

TURKEY — 1.9%
Akbank TAS	69,843	337,470
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,013	176,372
Dogan Sirketler Grubu Holdings AS	101,066	64,473
Dogan Yayin Holding AS (b)	41,695	35,289
Eregli Demir ve Celik Fabrikalari TAS (b)	47,216	120,482
Haci Omer Sabanci Holding AS	37,260	150,617
KOC Holding AS	53,249	181,617
Migros Ticaret AS	586	10,271
Tupras-Turkiye Petrol Rafinerileri AS	8,464	155,033
Turkcell Iletisim Hizmetleri AS	32,104	167,288
Turkiye Garanti Bankasi AS	163,175	685,371
Turkiye Is Bankasi (c)	87,242	272,760
Ulker Biskuvi Sanayi AS	35,466	94,979
Yapi ve Kredi Bankasi AS (b)	56,123	153,135

		2,605,157

UNITED KINGDOM — 0.1%
British American Tobacco PLC	5,006	159,405

TOTAL COMMON STOCKS —
(Cost $129,866,513)		128,997,903

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
TA Global Bhd (Cost $0)	123,540	10,684

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Kingboard Chemical Holdings Ltd.(expiring 10/31/12) (b) (Cost $0)	3,450	1,360

RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Bank of Communications Co., Ltd.(expiring 07/09/10) (b)	45,150	18,090

INDIA — 0.0% (f)
Suzlon Energy, Ltd. (expiring 07/02/10) (b)	25,598	0

TOTAL RIGHTS —
(Cost $0)		18,090

DEPOSITARY RECEIPTS — 0.0% (f)
INDIA — 0.0% (f)
Samruddhi Cement Ltd, GDR (b)	400	4,212

LUXEMBOURG — 0.0% (f)
Samruddhi Cement Ltd. Depository Receipt	731	7,698

TOTAL DEPOSITARY RECEIPTS —
(Cost $13,122)		11,910

SHORT TERM INVESTMENTS — 9.3%
UNITED STATES — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	10,356,868	10,356,868
State Street Institutional Liquid Reserves Fund (g)(i)	2,335,144	2,335,144

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,692,012)		12,692,012

TOTAL INVESTMENTS — 104.0%
(Cost $142,571,647)		141,731,959
OTHER ASSETS AND LIABILITIES — (4.0)%		(5,482,956)

NET ASSETS — 100.0%		$136,249,003

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	Investments of cash collateral for securities loaned.
(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At June 30, 2010, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Depreciation

MSCI Taiwan Index Futures	7/29/2010	237	$6,165,983	$5,977,140	$(188,843)

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

	PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	15.9%
Commercial Banks	14.6
Metals & Mining	9.9
Wireless Telecommunication Services	7.1
Semiconductors & Semiconductor Equipment	3.1
Pharmaceuticals	2.5
Insurance	2.4
Beverages	2.2
Chemicals	1.8
Food Products	1.7
Real Estate Management & Development	1.7
Construction & Engineering	1.6
Diversified Telecommunication Services	1.6
IT Services	1.6
Automobiles	1.5
Diversified Financial Services	1.5
Electric Utilities	1.5
Industrial Conglomerates	1.5
Internet Software & Services	1.5
Food & Staples Retailing	1.4
Electronic Equipment, Instruments & Components	1.3
Computers & Peripherals	1.2
Construction Materials	1.1
Media	1.1
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Independent Power Producers & Energy Traders	0.9
Transportation Infrastructure	0.9
Communications Equipment	0.7
Electrical Equipment	0.7
Capital Markets	0.6
Thrifts & Mortgage Finance	0.6
Household Durables	0.5
Household Products	0.5
Machinery	0.5
Software	0.5
Airlines	0.4
Gas Utilities	0.4
Marine	0.4
Paper & Forest Products	0.4
Tobacco	0.4
Leisure Equipment & Products	0.3
Personal Products	0.3
Energy Equipment & Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Water Utilities	0.2
Aerospace & Defense	0.1
Consumer Finance	0.1
Distributors	0.1
Health Care Providers & Services	0.1
Professional Services	0.1
Road & Rail	0.1
Trading Companies & Distributors	0.1
Air Freight & Logistics	0.0	***
Biotechnology	0.0	***
Building Products	0.0	***
Unknown	0.0	***
Short Term Investments	9.3
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Bajaj Holdings & Investment, Ltd. which was Level 2 and part of the Diversified Financial Services Industry, BF Investment, Ltd., which was Level 2 and part of the Independent Power Producers & Energy Traders Industry and Investimentos Itau SA which was Level 2 and part of the Industrial Conglomerates Industry, each representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BRAZIL — 24.1%
Banco Bradesco SA ADR (a)	785,016	$12,450,354
Banco Santander Brazil SA ADS	279,599	2,888,258
Companhia de Bebidas das Americas Preference Shares ADR (a)	75,204	7,596,356
Companhia Energetica de Minas Gerais ADR (a)	166,624	2,444,374
Companhia Siderurgica Nacional SA ADR (a)	414,768	6,092,942
Gerdau SA ADR (a)	316,724	4,174,422
Itau Unibanco Holding SA Preference Shares ADR (a)	927,367	16,701,880
Petroleo Brasileiro SA Preference Shares ADR	599,922	20,589,323
Tele Norte Leste Participacoes SA ADR	129,371	1,935,390
Vale SA Preference Shares ADR (a)	768,239	18,706,619

		93,579,918

CHINA — 32.1%
Baidu, Inc. ADR (b)	179,516	12,221,449
Bank of China, Ltd.	31,997,000	16,312,526
Bank of Communications Co., Ltd.	2,590,000	2,757,248
China Construction Bank Corp.	17,601,000	14,330,062
China Life Insurance Co., Ltd.	3,664,000	16,303,474
China Merchants Bank Co., Ltd.	1,938,436	4,704,730
China Petroleum & Chemical Corp.	8,826,000	7,197,126
China Shenhua Energy Co., Ltd.	1,456,000	5,328,779
China Telecom Corp., Ltd.	7,400,000	3,573,066
Industrial & Commercial Bank of China	24,438,000	17,950,773
PetroChina Co., Ltd.	11,078,000	12,476,202
Ping An Insurance Group Co. of China, Ltd.	674,500	5,573,808
Tencent Holdings, Ltd.	362,500	6,074,912

		124,804,155

HONG KONG — 13.0%
China Mobile, Ltd.	2,855,000	28,670,438
China Overseas Land & Investment, Ltd.	1,794,560	3,383,027
China Unicom (Hong Kong), Ltd.	2,904,000	3,930,598
CNOOC, Ltd.	8,383,000	14,403,799

		50,387,862

INDIA — 8.4%
HDFC Bank, Ltd. ADR (a)	30,397	4,345,859
ICICI Bank, Ltd. ADR	145,362	5,253,383
Infosys Technologies, Ltd. ADR (a)	240,786	14,425,489
Reliance Industries, Ltd. GDR (c)	181,243	8,464,048

		32,488,779

RUSSIA — 21.2%
LUKOIL ADR	246,923	12,815,304
MMC Norilsk Nickel ADR (b)	425,368	6,176,343
OAO Gazprom ADR	1,708,634	32,617,823
OAO NOVATEK GDR	63,465	4,588,520
OJSC Mobile TeleSystems ADR	542,376	10,391,924
Rosneft Oil Co. GDR (d)	873,195	5,396,345
Rosneft Oil Co. GDR (b)(d)	5,891	36,406
Surgutneftegaz ADR	512,205	4,522,770
Tatneft ADR (d)	114,752	3,236,007
Tatneft ADR (d)	1,803	50,845
Vimpel-Communications ADR (a)	153,530	2,484,116
Vimpel-Communications ADR (e)	1,846	29,868

		82,346,271

TOTAL COMMON STOCKS —
(Cost $407,465,923)		383,606,985

RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Bank of Communications Co., Ltd.(expiring 07/09/10) (b) (Cost $0)	435,150	174,347

SHORT TERM INVESTMENTS — 8.4%
UNITED STATES — 8.4%
MONEY MARKET FUNDS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	32,323,308	32,323,308
State Street Institutional Liquid Reserves Fund (g)	298,971	298,971

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,622,279)		32,622,279

TOTAL INVESTMENTS — 107.2%
(Cost $440,088,202)		416,403,611
OTHER ASSETS AND LIABILITIES — (7.2)%		(27,945,109)

NET ASSETS — 100.0%		$388,458,502

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.2% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	33.9%
Commercial Banks	25.2
Wireless Telecommunication Services	10.7
Metals & Mining	9.1
Insurance	5.6
Internet Software & Services	4.7
IT Services	3.7
Diversified Telecommunication Services	2.4
Beverages	2.0
Real Estate Management & Development	0.9
Electric Utilities	0.6
Short Term Investments	8.4
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Vimple-Communications ADR which was Level 2 and part of the Wireless Telecommunication Services Industry, representing 0.6% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
CZECH REPUBLIC — 4.3%
CEZ AS	117,898	$4,839,828
Komercni Banka AS	7,937	1,286,935
Telefonica O2 Czech Republic AS	47,995	936,139
Unipetrol (a)	78,678	721,154

		7,784,056

HUNGARY — 4.4%
Magyar Telekom Telecommunications PLC	465,600	1,286,368
MOL Hungarian Oil and Gas NyRt (a)(b)	24,092	2,008,242
OTP Bank NyRt (a)(b)	134,691	2,757,674
Richter Gedeon NyRt	10,310	1,838,434

		7,890,718

POLAND — 9.9%
Agora SA (a)	70,513	480,436
Asseco Poland SA	33,889	541,879
Bank Pekao SA	50,658	2,340,035
Bank Zachodni WBK SA	14,688	842,881
Bioton SA (a)	1,697,458	100,526
BRE Bank SA (a)	2,707	177,145
BRE Bank SA (a)	5,838	392,410
Cersanit SA (a)	67,161	271,854
Debica SA	11,549	224,506
Echo Investment SA (a)	208,932	257,364
Getin Holding SA (a)	126,000	353,695
Globe Trade Centre SA (a)	84,122	579,636
ING Bank Slaski SA (a)	3,982	890,221
KGHM Polska Miedz SA	55,310	1,451,065
Netia SA (a)	921,146	1,290,147
Orbis SA (a)	30,929	325,395
PBG SA (a)	6,856	424,294
Polimex- Mostostal SA	278,924	361,751
Polski Koncern Naftowy Orlen SA (a)	93,381	981,051
Powszechna Kasa Oszczednosci Bank Polski SA	244,627	2,640,290
Telekomunikacja Polska SA	493,836	2,091,069
TVN SA	128,844	608,520
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,236	260,204

		17,886,374

RUSSIA — 63.9%
Comstar United Telesystems GDR (a)(c)	7,394	45,103
Comstar United Telesystems GDR (c)	176,689	1,077,803
CTC Media, Inc. (b)	53,895	778,244
Evraz Group SA GDR (a)(c)	31,091	734,680
Evraz Group SA GDR (a)(c)	51,060	1,206,548
Gazprom Neft ADR (c)	92,878	1,755,394
Gazprom Neft JSC ADR (c)	124	2,325
Integra Group Holdings GDR (a)(c)	122,760	276,210
Integra Group Holdings GDR (a)(c)	163,342	367,520
JSC MMC Norilsk Nickel ADR (b)	475,529	6,904,681
LUKOIL ADR	238,724	12,389,776
Mechel OAO ADR	58,103	1,053,988
OAO Gazprom ADR	1,445,716	27,598,718
OAO NOVATEK GDR	111,597	8,068,463
OJSC Mobile TeleSystems ADR	485,228	9,296,969
PIK Group GDR (a)	179,285	609,569
Polymetal GDR (a)(c)	95,328	1,196,366
Polymetal GDR (a)(c)	362	4,525
Polyus Gold Co. ADR (c)	96,138	2,643,795
Polyus Gold Co. ADR (c)	353	9,725
Rosneft Oil Co. GDR (a)(c)	103,373	638,845
Rosneft Oil Co. GDR (c)	1,130,898	6,988,950
Rostelecom ADR (b)	59,219	1,279,130
Sberbank	4,350,871	10,616,125
Severstal GDR (a)(c)	233,941	2,292,622
Surgutneftegaz ADR	678,996	5,995,535
Tatneft ADR	73,214	2,064,635
Uralkali GDR (a)	94,350	1,700,187
Vimpel-Communications ADR (a)	222,393	3,598,319
VTB Bank GDR	745,915	3,632,606

		114,827,356

TURKEY — 16.4%
Akbank TAS	669,253	3,233,719
Anadolu Anonim Turk Sigorta	728,042	469,037
Anadolu Efes Biracilik Ve Malt Sanayii AS	154,708	1,817,508
Arcelik AS	399,355	1,689,991
Dogan Sirketler Grubu Holdings AS	749,930	478,402
Dogan Yayin Holding AS (a)	800,550	677,554
Dogus Otomotiv Servis ve Ticaret AS (a)	212,250	911,606
Enka Insaat ve Sanayi AS	255,631	879,955
Eregli Demir ve Celik Fabrikalari TAS (a)	443,620	1,131,991
Haci Omer Sabanci Holding AS	354,185	1,431,728
Hurriyet Gazetecilik ve Matbaacilik AS	558,857	455,345
KOC Holding AS	455,430	1,553,338
Tupras-Turkiye Petrol Rafinerileri AS	65,894	1,206,964
Turk Hava Yollari Anonim Ortakligi (a)	681,067	1,686,267
Turkcell Iletisim Hizmetleri AS	408,022	2,126,121
Turkiye Garanti Bankasi AS	1,346,274	5,654,648
Turkiye Is Bankasi (c)	568,954	1,778,824
Vestel Elektronik Sanayi (a)	379,438	498,488
Yapi ve Kredi Bankasi AS (a)	630,563	1,720,532

		29,402,018

TOTAL COMMON STOCKS —
(Cost $211,457,270)		177,790,522

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,557,393	3,557,393

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (d)	70,981	$70,981

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,628,374)		3,628,374

TOTAL INVESTMENTS — 100.9%
(Cost $215,085,644)		181,418,896
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,593,413)

NET ASSETS — 100.0%		$179,825,483

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	38.8%
Commercial Banks	21.3
Metals & Mining	10.5
Wireless Telecommunication Services	8.4
Diversified Telecommunication Services	4.4
Electric Utilities	2.7
Media	1.7
Household Durables	1.6
Industrial Conglomerates	1.6
Chemicals	1.3
Beverages	1.0
Pharmaceuticals	1.0
Airlines	0.9
Diversified Financial Services	0.8
Distributors	0.5
Real Estate Management & Development	0.5
Construction & Engineering	0.4
Energy Equipment & Services	0.4
Insurance	0.3
Software	0.3
Hotels, Restaurants & Leisure	0.2
Auto Components	0.1
Biotechnology	0.1
Building Products	0.1
Short Term Investments	2.0
Other Assets & Liabilities	(0.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
BRAZIL — 64.1%
AES Tiete SA Preference Shares	34,293	$394,774
B2W Companhia Global Do Varejo	21,216	354,051
Banco Bradesco SA ADR (a)	252,091	3,998,163
Banco do Brasil SA	72,649	993,508
Banco Santander Brazil SA ADS	86,468	893,214
BM&FBOVESPA SA	208,325	1,340,677
Bradespar SA Preference Shares	73,792	1,342,380
Brasil Telecom SA ADR (b)	11,207	96,941
Brasil Telecom SA Preference Shares ADR	19,756	396,700
Braskem SA Preference Shares ADR (a)(b)	21,714	307,253
BRF — Brasil Foods SA	28,611	376,189
BRF — Brasil Foods SA ADR (a)	53,750	712,725
Centrais Eletricas Brasileiras SA	6,452	85,406
Centrais Eletricas Brasileiras SA ADR	47,618	636,667
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	14,024	974,948
Companhia de Bebidas das Americas Preference Shares ADR (a)	31,433	3,175,047
Companhia de Concessoes Rodoviarias	29,786	617,698
Companhia de Saneamento Basico do Estado de Sao Paulo	27,950	581,484
Companhia Energetica de Minas Gerais ADR (a)	70,856	1,039,458
Companhia Energetica de Sao Paulo Preference Shares	42,162	575,415
Companhia Paranaense de Energia Preference Shares	23,069	476,098
Companhia Siderurgica Nacional SA ADR	162,857	2,392,369
Cosan SA Industria e Comercio (b)	27,329	342,352
Cyrela Brazil Realty SA	57,094	617,977
Cyrela Commercial Properties SA Empreendimentos e Participacoes	44,628	245,609
Duratex SA	77,377	704,013
Empresa Brasileira de Aeronautica SA	81,635	420,290
Fertilizantes Heringer SA (b)	3,279	13,571
Fibria Celulose SA ADR (b)	46,746	691,841
Gafisa SA	40,300	241,465
Gerdau SA ADR (a)	78,826	1,038,927
Gerdau SA Preference Shares	15,326	200,577
Gol Linhas Aereas Inteligentes SA Preference Shares	26,187	310,612
Investimentos Itau SA	70,930	448,600
Investimentos Itau SA (c)	734	4,643
Investimentos Itau SA GDR	5,209	31,586
Investimentos Itau SA Preference Shares	482,962	2,869,638
Itau Unibanco Holding SA Preference Shares ADR (a)	321,236	5,785,460
JBS SA	127,003	538,310
LLX Logistica SA (b)	74,604	304,624
Lojas Americanas SA Preference Shares	112,502	816,381
Lojas Renner SA	39,665	1,078,272
Metalurgica Gerdau SA Preference Shares	68,549	1,110,855
MMX Mineracao e Metalicos SA (b)	14,837	86,594
MRV Engenharia e Participacoes SA	2,386	16,824
Natura Cosmeticos SA	32,656	724,682
NET Servicos de Comunicacao SA Preference Shares (b)	43,002	405,567
OGX Petroleo e Gas Participacoes SA (b)	103,457	959,668
OGX Petroleo e Gas Participacoes SA, ADR (a)(b)	81,285	772,207
Petroleo Brasileiro SA ADR	235,532	7,018,854
Petroleo Brasileiro SA Preference Shares ADR (a)	163,319	5,605,108
Souza Cruz SA	21,359	805,776
Tam SA ADR (a)	13,945	194,533
Tele Norte Leste Participacoes SA ADR	35,722	534,401
Tele Norte Leste Participacoes SA Preference Shares	2,414	36,160
Tim Participacoes SA	28,099	75,606
Tim Participacoes SA ADR	16,583	450,063
Tractebel Energia SA ADR (a)	4,243	51,383
Usinas Siderurgicas de Minas Gerais SA	11,831	315,778
Usinas Siderurgicas de Minas Gerais SA ADR (a)	41,442	1,110,484
Vale SA ADR (a)	301,346	6,334,293
Vale SA Preference Shares ADR (a)	234,301	5,705,229
Vivo Participacoes SA Preference Shares	29,688	764,229

		71,544,207

CHILE — 10.4%
Almendral SA	2,725,020	261,089
Antarchile SA	42,151	784,634
Banco de Credito e Inversiones	30,463	1,243,093
Banco Santander Chile ADR (a)	3,260	218,713
CAP SA	21,135	651,851
Cencosud SA ADR (d)	16,089	1,085,666
Companhia General de Electricidad	113,380	678,687
Empresa Nacional de Electricidad SA ADR	20,561	949,507
Empresas CMPC SA	29,607	1,291,372
Empresas COPEC SA	79,780	1,251,699
Enersis SA ADR	42,646	849,082
Lan Airlines SA ADR (a)	28,840	533,828
SACI Falabella	241,999	1,570,046
Sociedad Quimica y Minera de Chile SA ADR (a)	7,931	258,630

		11,627,897

MEXICO — 20.2%
Alfa SAB de CV	80,223	603,895
America Movil SAB de CV	2,819,887	6,697,133
Cemex SAB de CV (a)(b)	1,310,488	1,275,459

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Corporacion GEO SAB de CV (b)	106,689	$285,759
Desarrolladora Homex SAB de CV (b)	52,558	221,704
Empresas ICA SAB de CV (b)	95,657	225,623
Fomento Economico Mexicano SAB de CV (a)	385,077	1,673,975
Grupo Aeroportuario del Sureste SAB de CV	112,550	515,474
Grupo Bimbo SAB de CV	125,404	905,170
Grupo Carso SA de CV (a)	123,960	397,730
Grupo Financiero Banorte SAB de CV	273,021	1,038,312
Grupo Mexico SAB de CV	738,491	1,759,622
Grupo Modelo SAB de CV	226,243	1,121,698
Grupo Televisa SA de CV (Series CPO) (a)	245,216	860,247
Grupo Televisa SA de CV ADR	1,934	33,671
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)(b)	310,449	361,665
Kimberly-Clark de Mexico SAB de CV	170,969	996,669
Telefonos de Mexico SA de CV (a)	1,178,187	840,360
TV Azteca SAB de CV	557,363	295,890
Urbi Desarrollos Urbanos SA de CV (b)	129,055	240,393
Wal-Mart de Mexico SAB de CV (a)	970,020	2,156,955

		22,507,404

PERU — 4.2%
Compania de Minas Buenaventura SA, ADR, Series B	37,347	1,435,619
Compania Minera Milpo SA	145,115	331,090
Credicorp, Ltd.	16,444	1,494,595
Minsur SA	147,847	331,571
Southern Copper Corp. (a)	31,510	836,275
Volcan Compania Minera SAA (Class B)	286,359	278,559

		4,707,709

TOTAL COMMON STOCKS —
(Cost $123,829,850)		110,387,217

SHORT TERM INVESTMENTS — 15.5%
UNITED STATES — 15.5%
MONEY MARKET FUNDS — 15.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,356,044	17,356,044
State Street Institutional Liquid Reserves Fund (e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,356,144)		17,356,144

TOTAL INVESTMENTS — 114.4%
(Cost $141,185,994)		127,743,361
OTHER ASSETS AND LIABILITIES — (14.4)%		(16,102,085)

NET ASSETS — 100.0%		$111,641,276

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of June 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	22.6%
Commercial Banks	17.0
Oil, Gas & Consumable Fuels	12.2
Wireless Telecommunication Services	7.2
Beverages	5.4
Food & Staples Retailing	3.8
Electric Utilities	3.4
Multiline Retail	3.1
Industrial Conglomerates	2.7
Food Products	2.6
Paper & Forest Products	2.4
Diversified Telecommunication Services	1.9
Independent Power Producers & Energy Traders	1.8
Household Durables	1.5
Media	1.4
Transportation Infrastructure	1.3
Diversified Financial Services	1.2
Construction Materials	1.1
Airlines	0.9
Household Products	0.9
Personal Products	0.7
Tobacco	0.7
Unknown	0.7
Chemicals	0.5
Construction & Engineering	0.5
Water Utilities	0.5
Aerospace & Defense	0.4
Internet & Catalog Retail	0.3
Real Estate Management & Development	0.2
Short Term Investments	15.5
Other Assets & Liabilities	(14.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Investimento Itau SA which was Level 2 and part of the Industrial Conglomerates Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
EGYPT — 5.6%
Commercial International Bank Egypt SAE	149,830	$1,768,972
Eastern Tobacco	32,833	713,265
Egyptian Financial Group-Hermes Holding	90,237	465,918
Egyptian Kuwait Holding Co.	208,610	317,087
ElSwedy Cables Holding Co. (a)	19,042	227,327
Orascom Construction Industries	27,162	1,087,148
Orascom Telecom Holding SAE GDR	186,187	819,223
Sidi Kerir Petrochemicals Co.	94,055	202,278
Six of October Development & Investment Co. (a)	16,110	231,921
Suez Cement Co.	49,324	307,582
Telecom Egypt	153,383	420,080

		6,560,801

ISRAEL — 23.6%
Africa-Israel Investments, Ltd. (a)	13,757	65,923
Alvarion, Ltd. (a)(b)	790	1,596
Bank Hapoalim BM (a)	375,813	1,362,280
Bank Leumi Le-Israel BM (a)	368,041	1,318,936
Bezeq Israeli Telecommunication Corp., Ltd.	403,427	887,092
Cellcom Israel, Ltd.	12,587	314,675
Check Point Software Technologies (a)(b)	55,289	1,629,920
Delek Automotive Systems, Ltd.	72,270	741,412
Delek Group, Ltd.	2,972	620,204
Elbit Imaging, Ltd. (a)	5,649	82,781
Elbit Systems, Ltd.	23,606	1,204,171
Gazit-Globe, Ltd.	42,151	356,950
Harel Insurance Investments & Financial Services, Ltd.	826	39,050
Israel Chemicals, Ltd.	182,900	1,919,708
Israel Discount Bank, Ltd. (a)	265,587	450,844
Makhteshim-Agan Industries, Ltd.	62,616	209,715
Mellanox Technologies, Ltd. (a)(b)	27,701	606,652
Mizrahi Tefahot Bank, Ltd. (a)	99,297	726,532
NICE Systems, Ltd. (a)	22,112	553,726
Oil Refineries, Ltd.	471,512	197,764
Ormat Industries, Ltd.	4,044	30,110
Partner Communications Co., Ltd.	23,333	360,680
RADVision, Ltd. (a)(b)	13,693	83,527
Syneron Medical, Ltd. (a)(b)	10,120	104,034
Teva Pharmaceutical Industries, Ltd.	249,562	13,244,821
The Israel Corp., Ltd. (a)	943	587,932

		27,701,035

MOROCCO — 5.2%
Attijariwafa Bank	60,275	2,046,670
Banque Centrale Populaire	18,099	603,991
Banque Marocaine du Commerce Exterieur	75,321	1,818,154
Banque Marocaine pour le Commerce et l’Industrie SA	4,924	547,190
Ciments du Maroc	3,035	773,124
Douja Promotion Groupe Addoha SA	28,167	375,990

		6,165,119

SOUTH AFRICA — 64.1%
ABSA Group, Ltd.	98,567	1,562,121
Adcock Ingram Holdings, Ltd.	70,795	535,640
African Bank Investments, Ltd.	197,417	779,542
African Rainbow Minerals, Ltd.	30,620	644,690
Anglo Platinum, Ltd. (a)(b)	19,291	1,834,530
AngloGold Ashanti, Ltd.	94,374	4,086,651
Aquarius Platinum, Ltd.	92,376	453,722
ArcelorMittal South Africa, Ltd. (a)	55,438	548,826
Aspen Pharmacare Holdings, Ltd. (a)(b)	172,703	1,714,459
Assore, Ltd.	4,310	387,944
Aveng, Ltd.	162,288	729,320
Avusa, Ltd.	76,688	191,075
Barloworld, Ltd. (b)	55,978	297,204
Bidvest Group, Ltd.	91,361	1,452,685
DataTec, Ltd. (b)	119,923	444,912
Discovery Holdings, Ltd.	132,929	607,785
Eqstra Holdings, Ltd. (a)	162,064	102,957
Exxaro Resources, Ltd.	52,505	755,815
FirstRand, Ltd.	1,539,902	3,627,884
Foschini, Ltd.	78,805	666,560
Fountainhead Property Trust	721,438	586,313
Freeworld Coatings, Ltd.	144,707	171,969
Gold Fields, Ltd.	212,243	2,873,911
Grindrod, Ltd.	204,789	383,088
Growthpoint Properties, Ltd.	471,280	954,142
Harmony Gold Mining Co., Ltd. (b)	99,064	1,051,920
Hyprop Investments, Ltd.	97,692	637,066
Impala Platinum Holdings, Ltd.	169,067	3,969,848
Imperial Holdings, Ltd.	59,384	664,660
Investec, Ltd.	65,551	460,477
JD Group, Ltd.	47,777	252,416
Kumba Iron Ore, Ltd.	27,080	1,127,032
Massmart Holdings, Ltd.	76,295	1,174,412
Metorex, Ltd. (a)	145,960	62,833
MTN Group, Ltd.	471,679	6,214,561
Murray & Roberts Holdings, Ltd.	104,243	527,620
Mvelaphanda Resources, Ltd. (a)	73,774	434,129
Naspers, Ltd.	113,178	3,837,168
Nedbank Group, Ltd.	142,480	2,230,374
Netcare, Ltd. (a)(b)	527,704	888,020
Pick n Pay Stores, Ltd.	136,502	772,807
Pretoria Portland Cement Co., Ltd.	121,208	502,807
Remgro, Ltd.	139,738	1,725,534
Reunert, Ltd.	72,083	539,649
RMB Holdings, Ltd.	266,097	1,083,021
Sanlam, Ltd.	605,250	1,804,902
Sappi, Ltd. (a)(b)	75,530	294,600
Sasol, Ltd.	176,788	6,332,801
Shoprite Holdings, Ltd. (b)	187,943	2,031,240
Standard Bank Group, Ltd. (b)	330,117	4,409,283
Steinhoff International Holdings, Ltd. (a)(b)	422,604	981,838
Sun International, Ltd. (a)(b)	33,765	363,382
Telkom SA, Ltd.	69,683	343,152
Tiger Brands, Ltd.	60,729	1,348,732

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Truworths International, Ltd.	176,872	$1,237,398
Wilson Bayly Holmes-Ovcon, Ltd.	33,184	473,142
Woolworths Holdings, Ltd.	315,052	984,306

		75,154,875

TOTAL COMMON STOCKS —
(Cost $132,089,936)		115,581,830

SHORT TERM INVESTMENTS — 4.1%
UNITED STATES — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,635,616	4,635,616
State Street Institutional Liquid Reserves Fund (c)	142,980	142,980

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,778,597)		4,778,596

TOTAL INVESTMENTS — 102.6%
(Cost $136,868,533)		120,360,426
OTHER ASSETS AND LIABILITIES — (2.6)%		(3,056,656)

NET ASSETS — 100.0%		$117,303,770

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompany Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.

GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.1%
Metals & Mining	15.5
Pharmaceuticals	13.2
Wireless Telecommunication Services	6.6
Diversified Financial Services	6.2
Oil, Gas & Consumable Fuels	5.6
Food & Staples Retailing	3.4
Media	3.4
Real Estate Management & Development	2.8
Chemicals	2.6
Industrial Conglomerates	2.5
Specialty Retail	2.5
Construction & Engineering	2.4
Insurance	2.1
Software	1.9
Diversified Telecommunication Services	1.4
Construction Materials	1.3
Capital Markets	1.1
Food Products	1.1
Aerospace & Defense	1.0
Health Care Providers & Services	0.8
Household Durables	0.8
Multiline Retail	0.8
Distributors	0.6
Tobacco	0.6
Semiconductors & Semiconductor Equipment	0.5
Electronic Equipment, Instruments & Components	0.4
Hotels, Restaurants & Leisure	0.3
Marine	0.3
Electrical Equipment	0.2
Paper & Forest Products	0.2
Health Care Equipment & Supplies	0.1
Internet Software & Services	0.1
Trading Companies & Distributors	0.1
Communications Equipment	0.0 ***
Short Term Investments	4.1
Other Assets & Liabilities	(2.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.3%
Abacus Property Group	293,313	$101,576
Alumina, Ltd.	52,891	68,128
Amcor, Ltd.	10,513	56,653
AMP, Ltd.	20,447	89,980
Ansell, Ltd.	13,368	148,255
APA Group (a)	54,641	166,149
Aristocrat Leisure, Ltd. (a)	19,295	59,649
Australia & New Zealand Banking Group, Ltd.	16,725	305,280
BHP Billiton, Ltd.	27,179	864,322
Billabong International, Ltd. (a)	10,880	80,319
BlueScope Steel, Ltd. (b)	25,388	45,032
Brambles, Ltd.	17,978	82,911
Bunnings Warehouse Property Trust (a)	139,284	221,763
Commonwealth Bank of Australia	10,493	431,092
Computershare, Ltd.	10,887	97,566
ConnectEast Group	207,505	66,602
CSL, Ltd.	6,344	174,579
CSR, Ltd. (a)	54,218	76,936
DUET Group (a)	75,105	102,452
Envestra, Ltd.	240,871	99,691
Foster’s Group, Ltd.	21,671	103,420
GWA International, Ltd. (a)	43,997	111,858
Harvey Norman Holdings, Ltd. (a)	32,827	91,778
Hills Industries, Ltd. (a)	37,714	68,489
Insurance Australia Group, Ltd.	24,784	71,384
Lend Lease Group	13,971	86,499
Macquarie Group, Ltd. (a)	3,392	106,351
MAp Group	34,387	78,131
National Australia Bank, Ltd.	13,118	257,945
Newcrest Mining, Ltd.	5,205	154,314
Origin Energy, Ltd.	9,959	125,673
OZ Minerals, Ltd. (b)	66,609	54,011
Perpetual, Ltd. (a)	2,710	64,687
QBE Insurance Group, Ltd.	8,584	131,959
Rio Tinto, Ltd. (a)	3,931	221,333
Santos, Ltd.	9,933	105,713
Sonic Healthcare, Ltd. (a)	10,042	88,467
Suncorp-Metway, Ltd.	14,760	100,235
Tatts Group, Ltd.	43,396	82,106
Toll Holdings, Ltd.	10,793	49,957
Wesfarmers, Ltd.	9,865	238,725
Westfield Group	13,244	136,252
Westpac Banking Corp.	16,314	292,541
Woodside Petroleum, Ltd.	5,915	209,037
Woolworths, Ltd.	11,839	270,195
WorleyParsons, Ltd.	3,248	60,931

		6,700,926

AUSTRIA — 0.2%
Erste Group Bank AG	2,155	69,568
OMV AG	2,295	69,548
Voestalpine AG (a)	2,435	67,437

		206,553

BELGIUM — 1.1%
Ageas	30,343	68,796
Anheuser-Busch InBev NV	5,812	282,914
Bekaert NV	935	157,304
Delhaize Group	1,648	120,573
Dexia SA (b)	11,216	39,691
Fortis VVPR Strip (b)	592	1
Gimv NV (a)(b)	1,818	82,639
KBC Groep NV (b)	1,760	68,631
UCB SA (a)	2,215	70,094
Umicore	3,230	94,381

		985,024

CANADA — 8.6%
AGF Management, Ltd.	4,352	58,605
Agnico-Eagle Mines, Ltd. (a)	1,840	111,822
Agrium, Inc.	2,461	120,427
Bank of Montreal (a)	3,940	214,083
Bank of Nova Scotia (a)	5,871	270,995
Barrick Gold Corp.	7,871	357,904
Bombardier, Inc.	19,360	88,178
Brookfield Asset Management, Inc. (Class A)	4,744	107,456
Cameco Corp. (a)	5,184	110,446
Canadian Imperial Bank of Commerce	2,904	180,747
Canadian National Railway Co. (a)	4,525	259,794
Canadian Natural Resources, Ltd.	9,906	329,345
Canadian Oil Sands Trust	4,526	114,955
Canadian Pacific Railway, Ltd.	2,323	124,736
Canadian Western Bank (a)	5,503	122,421
Cenovus Energy, Inc.	5,023	129,516
CGI Group, Inc. (Class A) (b)	9,687	144,396
Crescent Point Energy Corp. (a)	4,646	162,467
EnCana Corp.	6,160	186,890
Fairfax Financial Holdings, Ltd.	281	103,097
First Quantum Minerals, Ltd. (a)	1,143	57,599
Gildan Activewear, Inc. (a)(b)	3,274	94,216
Goldcorp, Inc.	6,556	287,560
Husky Energy, Inc.	4,515	107,240
IAMGOLD Corp.	5,518	97,467
Imperial Oil, Ltd.	3,931	143,457
Kinross Gold Corp.	7,164	122,698
Magna International, Inc. (Class A)	1,847	121,893
Manulife Financial Corp. (a)	13,570	197,296
MDS, Inc. (b)	7,204	60,878
Nexen, Inc.	6,453	127,159
Potash Corp. of Saskatchewan, Inc.	2,740	236,419
Research In Motion, Ltd. (b)	4,222	207,912
Richelieu Hardware, Ltd.	6,200	135,826
Rogers Communications, Inc. (Class B) (a)	4,917	160,931
Royal Bank of Canada (a)	9,244	441,040
Russel Metals, Inc. (a)	6,087	103,908
Shaw Communications, Inc. (a)	5,322	96,008
Sherritt International Corp. (a)	10,632	57,230
Sino-Forest Corp. (b)	3,679	52,382
Sun Life Financial, Inc. (a)	5,047	132,794
Suncor Energy, Inc.	14,211	418,981
Talisman Energy, Inc.	11,240	170,295
Teck Resources, Ltd. (Class B)	5,241	155,260
TELUS Corp. (Non-Voting) (a)	2,430	88,085
TMX Group, Inc.	2,687	70,269

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Toronto-Dominion Bank (a)	5,838	$378,963
TransCanada Corp. (a)	5,788	193,959
Yamana Gold, Inc.	8,775	90,174

		7,906,179

CHINA — 0.6%
Chong Hing Bank, Ltd.	48,000	91,720
Dah Sing Banking Group, Ltd. (b)	76,470	97,906
Dah Sing Financial Holdings, Ltd. (b)	11,617	66,386
Hongkong Land Holdings, Ltd. (a)	25,000	124,500
Sino Land Co., Ltd.	54,559	98,368
Transport International Holdings, Ltd.	40,800	118,148

		597,028

DENMARK — 1.1%
A P Moller — Maersk A/S	22	175,310
Danske Bank A/S (b)	4,905	95,255
DSV A/S	5,967	86,689
FLSmidth & Co. A/S (a)	1,535	100,081
GN Store Nord A/S (b)	14,057	98,469
Novo-Nordisk A/S (Class B)	3,633	295,175
SimCorp A/S	438	70,151
Vestas Wind Systems A/S (b)	2,089	87,698

		1,008,828

FINLAND — 1.5%
Amer Sports Oyj (Class A) (a)	9,776	92,923
Elisa Oyj (b)	3,621	63,071
Fortum Oyj	2,937	65,043
Kemira Oyj (b)	4,798	51,836
Kesko Oyj (Class B)	2,309	75,318
Kone Oyj (Class B)	3,165	127,004
Konecranes Oyj (a)	2,802	73,757
Lassila & Tikanoja Oyj	4,830	78,095
Metso Oyj	2,398	77,898
Neste Oil Oyj (a)	3,804	55,681
Pohjola Bank PLC	5,951	61,122
Sampo Oyj (Class A)	3,974	84,553
Sanoma Oyj (a)	4,002	69,462
Stockmann Oyj Abp (Class B)	2,567	79,551
Stora Enso Oyj	7,804	57,116
Tikkurila Oy (a)(b)	1,198	22,598
UPM-Kymmene Oyj	5,685	76,042
Wartsila Oyj (a)	1,716	78,759
YIT Oyj	3,528	63,871

		1,353,700

FRANCE — 7.5%
Accor SA (a)(b)	2,217	103,872
Air Liquide SA	1,767	180,641
Alcatel-Lucent (a)(b)	25,931	67,401
Alstom SA (a)	2,005	92,048
AXA SA	14,445	225,506
BNP Paribas	6,406	351,297
Bourbon SA (a)	1,774	72,110
Bouygues SA	2,458	96,120
Cap Gemini SA	1,859	82,647
Carrefour SA	5,034	201,880
Casino Guichard-Perrachon SA	1,036	79,160
Cie de Saint-Gobain	3,865	146,264
Compagnie Generale de Geophysique-Veritas (b)	2,878	51,998
Compagnie Generale des Etablissements Michelin	1,490	105,363
Credit Agricole SA	7,877	83,315
Danone SA	5,234	283,372
EDF SA	1,986	76,458
Essilor International SA	2,741	164,448
France Telecom SA (a)	13,572	237,479
GDF Suez	9,810	282,382
Guyenne et Gascogne SA	1,060	100,716
Hermes International	971	129,583
L’Oreal SA	1,904	188,839
Lafarge SA (a)	1,521	83,978
Lagardere SCA	2,020	63,614
LVMH Moet Hennessy Louis Vuitton SA	1,623	178,544
Nexans SA	1,105	65,287
Pernod — Ricard SA (a)	2,050	160,657
Peugeot SA (b)	1,960	50,573
PPR	885	111,168
Publicis Groupe SA (a)	2,603	104,835
Renault SA (b)	1,780	67,121
Sanofi-Aventis	7,620	462,300
Schneider Electric SA	2,196	224,982
Societe Generale	4,915	206,499
Sodexo (a)	1,506	84,395
Technip SA	1,587	92,530
Total SA	16,919	766,066
Unibail-Rodamco SE	632	104,315
Valeo SA (b)	1,895	52,238
Vallourec SA	659	115,229
Veolia Environnement	4,363	103,438
Vinci SA (a)	4,230	177,927
Vivendi SA	7,940	163,538

		6,842,133

GERMANY — 6.6%
Adidas AG	2,518	122,986
Allianz SE	3,404	341,279
BASF SE	6,612	365,348
Bayer AG	6,082	342,693
Bayerische Motoren Werke AG	2,858	140,258
Bilfinger Berger AG	1,363	76,206
Commerzbank AG (a)(b)	9,092	64,315
Daimler AG (b)	7,804	400,718
Deutsche Bank AG	4,755	272,000
Deutsche Boerse AG	1,904	116,797
Deutsche Post AG	7,743	113,908
Deutsche Telekom AG	21,952	260,904
E.ON AG	13,210	358,893
Fresenius Medical Care AG & Co. KGaA	2,264	122,921
Fresenius SE Preference Shares	1,530	101,670
GEA Group AG	4,391	88,289
Henkel AG & Co. KGaA Preference Shares	2,912	143,033
Hochtief AG	1,128	67,965
Infineon Technologies AG (b)	16,918	99,843
K+S AG	1,734	80,456

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Lanxess AG	2,348	$100,130
Linde AG	1,180	125,040
MAN SE	1,329	110,615
Merck KGaA	1,048	77,009
Muenchener Rueckversicherungs- Gesellschaft AG	1,694	214,449
Porsche Automobil Holding SE	973	42,066
Puma AG Rudolf Dassler Sport	260	69,555
Rheinmetall AG	1,578	90,991
RWE AG	3,427	225,502
Salzgitter AG	674	40,445
SAP AG	7,190	323,042
Siemens AG	6,682	605,838
ThyssenKrupp AG	3,383	84,327
Volkswagen AG (a)	737	63,156
Volkswagen AG Preference Shares	1,177	104,351
Wincor Nixdorf AG	1,457	82,247

		6,039,245

GREECE — 0.2%
Hellenic Telecommunications Organization SA ADR (a)(b)	15,029	56,209
National Bank of Greece SA ADR	41,748	90,593

		146,802

HONG KONG — 2.2%
Bank of East Asia, Ltd.	32,381	117,887
CLP Holdings, Ltd.	18,500	134,109
Esprit Holdings, Ltd.	19,949	108,748
Giordano International, Ltd.	304,000	130,389
Hang Lung Group, Ltd.	26,000	141,233
Hang Lung Properties, Ltd.	38,000	147,127
Hong Kong Exchanges and Clearing, Ltd.	12,200	192,075
Hopewell Holdings	26,500	75,207
Hysan Development Co., Ltd.	45,083	128,525
Li & Fung, Ltd.	44,000	198,609
New World Development Co., Ltd.	64,357	105,620
Pacific Basin Shipping, Ltd.	112,000	70,331
Swire Pacific, Ltd.	15,000	171,436
The Link REIT	50,691	126,286
Wheelock & Co., Ltd.	43,000	122,587
Wing Hang Bank, Ltd.	9,000	88,473

		2,058,642

IRELAND — 0.9%
Anglo Irish Bank Corp. PLC (c)	5,635	0
C&C Group PLC	65	257
Covidien PLC	3,925	157,707
CRH PLC	6,429	134,976
DCC PLC	4,694	106,714
Grafton Group PLC	15,757	56,358
Ingersoll-Rand PLC (a)	3,311	114,196
Kingspan Group PLC (b)	9,715	71,995
United Drug PLC	27,586	77,278
Willis Group Holdings PLC (a)	3,108	93,395

		812,876

ITALY — 2.5%
Assicurazioni Generali SpA	9,304	164,451
Atlantia SpA	4,755	84,978
Banca Piccolo Credito Valtellinese Scarl (a)	9,844	45,277
Banca Popolare dell’Etruria e del Lazio Scrl (b)	15,391	62,025
Banca Popolare di Milano Scarl	10,418	43,419
Banco Popolare Societa Cooperativa Scarl (a)	10,149	56,563
Davide Campari-Milano SpA	24,448	121,133
Enel SpA	28,721	122,779
Eni SpA	18,481	343,862
Fiat SpA (b)	8,663	90,355
Finmeccanica SpA	5,045	52,774
Intesa Sanpaolo SpA	79,011	211,466
Parmalat SpA	38,957	91,333
Pirelli & C. SpA (b)	138,380	77,208
Saipem SpA	3,982	123,061
Societa Cattolica di Assicurazioni Scrl	2,829	71,038
Telecom Italia SpA (b)	116,083	129,393
UBI Banca ScpA	7,500	65,226
UniCredit SpA	134,617	303,237

		2,259,578

JAPAN — 19.7%
Advantest Corp. (a)	3,900	83,033
Aeon Co., Ltd. (a)	8,620	92,054
Aoyama Trading Co., Ltd.	6,800	122,491
Asahi Breweries, Ltd. (a)	7,936	135,151
Asahi Kasei Corp.	21,550	113,729
Astellas Pharma, Inc.	4,310	145,631
Bridgestone Corp. (a)	6,465	103,306
Canon, Inc.	8,416	316,706
Casio Computer Co., Ltd. (a)	11,000	66,878
Central Japan Railway Co.	22	182,484
Chubu Electric Power Co., Inc.	6,465	160,876
Chugai Pharmaceutical Co., Ltd. (a)	4,580	81,984
Chuo Mitsui Trust Holdings, Inc. (a)	21,550	76,956
Credit Saison Co., Ltd. (a)	6,800	72,157
Daiichi Sankyo Co., Ltd.	6,465	116,164
Daikin Industries, Ltd.	4,310	133,309
Daito Trust Construction Co., Ltd.	2,155	122,496
Daiwa Securities Group, Inc.	21,550	92,054
Denso Corp. (a)	4,310	120,596
East Japan Railway Co.	2,300	154,130
Eisai Co., Ltd. (a)	2,251	75,169
Fanuc, Ltd.	2,155	246,940
Fast Retailing Co., Ltd.	1,000	152,786
FUJIFILM Holdings Corp.	4,310	126,051
Fujitsu, Ltd. (a)	25,513	161,745
Fukuoka Financial Group, Inc. (a)	21,550	90,593
Furukawa Electric Co., Ltd. (a)	20,550	91,034
Hankyu Hanshin Holdings, Inc.	22,513	99,730
Hitachi, Ltd. (a)(b)	38,475	140,874
Honda Motor Co., Ltd. (a)	10,375	304,485
Hoya Corp.	5,806	125,056
Ibiden Co., Ltd. (a)	2,600	71,104
Isuzu Motors, Ltd.	28,000	85,433
ITOCHU Corp.	21,550	171,689
Japan Digital Laboratory Co., Ltd.	13,120	145,893
Japan Tobacco, Inc.	40	125,528
JFE Holdings, Inc.	4,310	135,403

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

JSR Corp.	4,400	$74,883
JX Holdings, Inc. (b)	43,700	215,809
Kajima Corp. (a)	36,475	83,675
KDDI Corp.	22	105,537
Kintetsu Corp. (a)	37,101	113,622
Kirin Holdings Co., Ltd. (a)	7,000	88,756
Kiyo Holdings, Inc.	64,651	88,403
Komatsu, Ltd.	8,320	152,127
Konica Minolta Holdings, Inc.	10,775	105,083
Kubota Corp.	17,550	136,449
Kurita Water Industries, Ltd. (a)	2,910	80,437
Kyocera Corp.	2,155	176,803
Marubeni Corp.	23,550	122,687
MEDIPAL HOLDINGS Corp.	6,999	83,681
MISUMI Group, Inc. (a)	6,657	124,278
Mitsubishi Corp.	12,338	259,894
Mitsubishi Electric Corp.	21,550	170,471
Mitsubishi Estate Co., Ltd.	7,925	111,679
Mitsubishi Heavy Industries, Ltd.	43,101	150,505
Mitsubishi Motors Corp. (a)(b)	63,613	81,233
Mitsubishi UFJ Financial Group, Inc.	83,024	379,983
Mitsui & Co., Ltd.	18,626	221,853
Mitsui Chemicals, Inc. (a)	21,550	61,126
Mitsui OSK Lines, Ltd.	18,550	124,519
Mizuho Financial Group, Inc. (a)	105,600	175,423
MS&AD Insurance Group Holdings, Inc.	4,599	99,734
Murata Manufacturing Co., Ltd.	2,200	106,283
NGK Insulators, Ltd. (a)	3,000	47,294
Nidec Corp. (a)	2,200	186,462
Nikon Corp. (a)	4,000	70,110
Nintendo Co., Ltd.	300	89,332
Nippon Steel Corp.	43,101	144,173
Nippon Telegraph & Telephone Corp.	2,500	102,837
Nippon Yusen KK	21,550	79,634
Nissan Motor Co., Ltd. (b)	17,141	121,260
Nitto Denko Corp.	3,600	119,566
NKSJ Holdings, Inc. (b)	19,000	113,583
Nomura Holdings, Inc.	27,385	151,331
NTT Data Corp.	23	85,772
NTT DoCoMo, Inc.	145	220,392
Obayashi Corp. (a)	21,550	86,453
Olympus Corp. (a)	3,000	71,873
ORIX Corp. (a)	851	62,510
Panasonic Corp.	17,450	221,256
Resona Holdings, Inc. (a)	6,500	80,139
Rohm Co., Ltd.	2,200	133,507
Rohto Pharmaceutical Co., Ltd.	7,701	94,511
Sanyo Electric Co., Ltd. (a)(b)	37,000	48,085
Secom Co., Ltd.	2,348	104,942
Seven & I Holdings Co., Ltd. (a)	8,128	188,021
Sharp Corp. (a)	8,000	85,524
Shimizu Corp.	22,513	77,850
Shin-Etsu Chemical Co., Ltd.	4,117	194,242
Softbank Corp.	7,936	212,637
Sony Corp.	8,320	224,054
Stanley Electric Co., Ltd.	3,873	64,907
Sumitomo Chemical Co., Ltd. (a)	21,550	84,505
Sumitomo Corp. (a)	12,775	129,497
Sumitomo Electric Industries, Ltd.	8,320	98,441
Sumitomo Metal Industries, Ltd.	42,101	96,582
Sumitomo Metal Mining Co., Ltd.	5,000	63,284
Sumitomo Mitsui Financial Group, Inc.	6,500	186,428
Sumitomo Realty & Development Co., Ltd. (a)	4,000	69,025
T&D Holdings, Inc.	3,355	72,757
Taisei Corp. (a)	44,438	89,890
Taiyo Yuden Co., Ltd. (a)	6,000	82,043
Takeda Pharmaceutical Co., Ltd.	6,465	279,086
Takeuchi Manufacturing Co., Ltd. (b)	8,300	97,735
TDK Corp. (a)	2,155	119,695
Teijin, Ltd.	25,550	76,803
Terumo Corp.	2,348	113,566
The Akita Bank, Ltd. (a)	21,550	75,251
The Aomori Bank, Ltd.	43,101	105,208
The Awa Bank, Ltd. (a)	21,550	133,698
The Bank of Iwate, Ltd. (a)	2,155	122,009
The Bank of Okinawa, Ltd.	2,155	76,469
The Bank of Yokohama, Ltd.	21,550	99,604
The Chiba Bank, Ltd.	17,550	106,899
The Daisan Bank, Ltd.	64,651	195,801
The Daishi Bank, Ltd.	38,176	125,973
The Eighteenth Bank, Ltd.	39,251	110,004
The Higo Bank, Ltd.	21,550	119,817
The Hokkoku Bank, Ltd.	21,550	80,365
The Hyakugo Bank, Ltd.	21,550	93,272
The Musashino Bank, Ltd.	2,155	62,295
The Nanto Bank, Ltd. (a)	19,550	101,185
The Ogaki Kyoritsu Bank, Ltd.	21,550	66,484
The San-In Godo Bank, Ltd.	16,550	128,113
The Shiga Bank, Ltd.	21,550	125,905
The Shikoku Bank, Ltd.	38,101	124,004
The Sumitomo Trust & Banking Co., Ltd.	21,550	111,293
The Toho Bank, Ltd.	43,101	141,738
The Tokyo Electric Power Co., Inc.	8,975	244,533
The Yamagata Bank, Ltd.	29,176	138,478
The Yamanashi Chuo Bank, Ltd.	21,550	88,645
Tokio Marine Holdings, Inc.	6,465	171,835
Tokyo Electron, Ltd.	2,155	118,234
Tokyo Gas Co., Ltd.	23,475	107,440
Tokyu Corp.	21,550	88,158
Toray Industries, Inc. (a)	21,550	104,231
Toshiba Corp. (a)(b)	36,513	183,617
Toyota Motor Corp.	17,788	619,133
USS Co., Ltd.	1,891	136,125
Yamada Denki Co., Ltd. (a)	1,498	98,693

		18,082,734

LUXEMBOURG — 0.5%
ArcelorMittal	6,588	180,397
Millicom International Cellular SA	1,226	99,392
Tenaris SA	5,028	88,132
Ternium SA ADR (a)	1,961	64,556

		432,477

NETHERLANDS — 2.4%
Aegon NV (b)	15,964	86,626

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Akzo Nobel NV	2,741	$144,387
ASML Holding NV	5,213	146,002
European Aeronautic Defence and Space Co. NV (a)(b)	4,443	91,810
Fugro NV (a)	1,703	79,810
Heineken NV (a)	2,741	117,074
ING Groep NV (b)	29,489	223,084
Koninklijke (Royal) KPN NV	11,753	150,801
Koninklijke Ahold NV	12,362	153,921
Koninklijke DSM NV	2,901	116,730
Koninklijke Philips Electronics NV	9,085	275,090
SBM Offshore NV	3,726	53,878
TNT NV	4,260	108,432
Unilever NV	12,619	348,401
Wolters Kluwer NV	4,050	78,257

		2,174,303

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	76,340	163,785
Port of Tauranga, Ltd.	33,232	151,966

		315,751

NORWAY — 0.7%
DnB NOR ASA	10,851	105,371
Norsk Hydro ASA (a)	10,082	46,122
Orkla ASA	12,602	81,273
StatoilHydro ASA	8,887	172,734
Storebrand ASA (b)	9,207	47,853
Telenor ASA	7,317	92,993
Yara International ASA	3,253	92,541

		638,887

PAPUA NEW GUINEA — 0.1%
Lihir Gold, Ltd.	31,394	114,288

PORTUGAL — 0.3%
Banco Comercial Portugues SA	47,468	36,049
Mota — Engil, SGPS SA (a)	18,700	49,018
Portugal Telecom, SGPS SA	11,019	110,407
Teixeira Duarte — Engenharia Construcoes SA (b)	56,777	68,155

		263,629

SINGAPORE — 1.4%
Ascendas REIT	80,000	104,290
CapitaLand, Ltd.	40,000	103,144
City Developments, Ltd. (a)	22,000	174,916
Cosco Corp. Singapore, Ltd. (a)	91,000	97,121
Flextronics International, Ltd. (a)(b)	15,551	87,086
Genting Singapore PLC (b)	88,400	74,084
K-Green Trust (b)	4,995	3,757
Keppel Corp., Ltd.	24,978	152,255
SembCorp Industries, Ltd.	50,000	146,121
Singapore Exchange, Ltd. (a)	20,000	105,866
UOL Group, Ltd.	53,000	144,259
Wilmar International, Ltd. (a)	19,000	78,662

		1,271,561

SOUTH KOREA — 3.5%
Hyundai Securities Co., Ltd. (b)	5,720	55,002
KIWOOM Securities Co., Ltd.	2,319	78,472
Korea Electric Power Corp. ADR (a)(b)	15,534	200,078
KT Corp. ADR (a)	16,308	312,624
LG Display Co., Ltd. ADR (a)	13,978	225,046
LG Electronics, Inc.	695	53,463
POSCO ADR (a)	5,183	488,860
Samsung Electronics Co., Ltd. GDR (b)	4,368	1,383,564
SK Energy Co., Ltd.	906	81,557
SK Telecom Co., Ltd. ADR	19,346	284,967

		3,163,633

SPAIN — 3.4%
Abertis Infraestructuras SA	7,751	112,411
Acciona SA (a)	688	52,915
Acerinox SA	4,167	65,486
ACS, Actividades de Construccion y Servicios SA (a)	2,773	102,545
Banco Bilbao Vizcaya Argentaria SA	21,983	231,895
Banco de Sabadell SA (a)	15,833	72,145
Banco de Valencia SA (a)	10,810	48,463
Banco Popular Espanol SA (a)	13,274	68,403
Banco Santander SA	50,018	535,474
Ebro Puleva SA	7,121	120,981
Enagas (a)	6,303	95,658
Faes Farma SA (d)	14,637	50,649
Faes Farma SA (b)(d)	1,218	4,133
Ferrovial SA (a)	6,576	43,094
Gamesa Corp. Tecnologica SA (a)	4,759	41,376
Gestevision Telecinco SA (a)	9,022	81,037
Iberdrola SA	31,972	181,401
Iberia Lineas Aereas de Espana (b)	26,037	74,438
Indra Sistemas SA (a)	5,936	95,832
Industria de Diseno Textil SA	2,904	167,487
NH Hoteles SA (a)(b)	14,031	42,966
Red Electrica Corporacion SA (a)	2,746	99,024
Repsol YPF SA	9,019	184,105
Sacyr Vallehermoso SA (a)(b)	4,786	24,053
Telefonica SA	30,234	564,948

		3,160,919

SWEDEN — 2.4%
Alfa Laval AB (a)	7,331	96,277
Assa Abloy AB (Class B) (a)	6,299	127,243
Atlas Copco AB (Class B)	13,860	185,049
Boliden AB (a)	4,938	55,364
Electrolux AB	4,743	109,646
Hennes & Mauritz AB (Class B)	6,688	185,291
Investor AB	2,438	39,787
Kinnevik Investment AB (Class B) (a)	5,604	90,663
Nordea Bank AB	16,458	137,256
Sandvik AB (a)	10,094	124,651
Scania AB (Class B)	6,108	94,186
Securitas AB (Class B)	8,998	82,210
Skandinaviska Enskilda Banken AB (Class C)	14,594	85,704
Skanska AB (Class B)	7,631	111,396
Tele2 AB (Class B)	6,081	91,582

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Telefonaktiebolaget LM Ericsson (Class B)	27,160	$304,512
TeliaSonera AB	16,623	107,552
Volvo AB ADR (Class A) (b)	14,758	157,877

		2,186,246

SWITZERLAND — 7.6%
ABB, Ltd. (b)	17,844	313,906
ACE, Ltd.	2,085	107,336
Adecco SA	1,969	94,492
Alcon, Inc.	769	113,958
Bachem Holding AG (Class B)	1,845	110,442
Clariant AG (b)	6,774	86,438
Compagnie Financiere Richemont SA	2,536	89,249
Credit Suisse Group AG (b)	7,863	298,376
Foster Wheeler AG (a)(b)	2,208	46,500
Geberit AG	651	101,723
Holcim, Ltd.	2,323	156,935
Julius Baer Group, Ltd.	1,964	56,387
Kuehne & Nagel International AG	1,208	125,242
Lonza Group AG (a)	1,094	73,299
Nestle SA	22,553	1,091,730
Nobel Biocare Holding AG	2,767	47,983
Noble Corp. (b)	2,329	71,989
Novartis AG	18,144	885,032
PSP Swiss Property AG (b)	2,099	125,841
Roche Holding AG	5,630	778,442
SGS SA	82	111,174
STMicroelectronics NV	14,186	114,424
Sulzer AG	805	75,622
Swiss Life Holding AG (b)	557	53,719
Swiss Reinsurance Co., Ltd.	3,557	147,478
Syngenta AG	912	211,942
The Swatch Group AG	503	142,968
Transocean, Ltd. (a)(b)	2,453	113,647
Tyco Electronics, Ltd.	5,028	127,611
Tyco International, Ltd.	4,293	151,242
UBS AG (b)	26,955	361,450
Weatherford International, Ltd. (b)	6,010	78,971
Xstrata PLC	15,634	207,423
Zurich Financial Services AG	1,108	246,085

		6,919,056

UNITED KINGDOM — 16.9%
3i Group PLC	13,578	54,056
AMEC PLC	7,139	88,222
Anglo American PLC (b)	10,366	364,529
AstraZeneca PLC	12,079	572,682
Aviva PLC	22,176	104,211
BAE Systems PLC	28,623	134,250
Balfour Beatty PLC	19,850	71,066
Barclays PLC	86,535	350,267
Barratt Developments PLC (b)	12,174	17,266
BG Group PLC	28,833	433,958
BHP Billiton PLC	17,760	466,183
BP PLC	144,791	690,806
British American Tobacco PLC	12,733	407,000
British Land Co. PLC	10,493	68,383
British Sky Broadcasting Group PLC	13,175	138,076
BT Group PLC	61,732	120,157
Burberry Group PLC	8,596	97,932
Cable & Wireless Communications PLC	29,574	25,552
Cable & Wireless Worldwide PLC	29,574	38,317
Cairn Energy PLC (b)	17,000	105,524
Capita Group PLC	12,748	141,326
Carnival PLC	2,886	94,256
Centrica PLC	39,582	175,702
Compass Group PLC	22,432	171,830
Diageo PLC	17,651	279,921
Experian PLC	13,934	122,161
FirstGroup PLC	10,016	54,785
G4S PLC	23,447	93,766
GlaxoSmithKline PLC	40,911	699,595
Hays PLC	44,317	60,800
HSBC Holdings PLC	124,531	1,146,183
ICAP PLC	10,442	63,301
Imperial Tobacco Group PLC	8,482	238,443
Informa PLC	14,447	76,882
Intercontinental Hotels Group PLC	7,838	124,652
International Power PLC	18,357	82,474
Invensys PLC	14,405	52,068
J Sainsbury PLC	14,787	71,125
Kingfisher PLC	29,313	92,622
Land Securities Group PLC	7,897	65,985
Legal & General Group PLC	62,984	74,112
Lloyds Banking Group PLC (b)	260,713	209,458
Lonmin PLC (b)	2,197	46,379
Man Group PLC	17,882	59,740
Marks & Spencer Group PLC	18,805	93,349
Mondi PLC	9,647	55,437
National Grid PLC	29,607	217,488
Next PLC	3,020	90,771
Old Mutual PLC	54,785	84,833
Pearson PLC	9,343	124,125
Persimmon PLC (b)	8,247	43,184
Prudential PLC	21,407	162,857
Randgold Resources, Ltd.	1,349	129,672
Reckitt Benckiser Group PLC	5,504	257,905
Rentokil Initial PLC (b)	45,073	72,761
Resolution, Ltd.	22,012	20,846
Rio Tinto PLC	10,733	476,671
Rolls-Royce Group PLC (b)	18,410	154,930
Royal Bank of Scotland Group PLC (b)	153,318	95,032
Royal Dutch Shell PLC (Class A)	26,826	682,685
Royal Dutch Shell PLC (Class B)	20,664	504,230
RSA Insurance Group PLC	37,604	67,286
SABMiller PLC	7,752	219,082
Scottish & Southern Energy PLC	7,425	124,305
Serco Group PLC	13,422	118,074
Shire PLC	6,968	143,237
Smith & Nephew PLC	13,588	129,191
Smiths Group PLC	6,386	102,420
Standard Chartered PLC	11,931	292,918
Standard Life PLC	26,538	69,283
Tate & Lyle PLC	11,089	74,606
Tesco PLC	61,596	350,230
The Sage Group PLC	23,385	81,028

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Tomkins PLC	28,248	$95,850
Tullow Oil PLC	9,760	146,457
Unilever PLC	11,068	298,224
Virgin Media, Inc. (a)	4,804	80,179
Vodafone Group PLC	395,224	822,786
William Hill PLC	34,027	87,205
William Morrison Supermarkets PLC	27,389	109,039
Wolseley PLC (b)	3,996	80,051
WPP PLC	12,539	119,217

		15,523,447

UNITED STATES — 0.1%
Kraft Foods, Inc. (Class A)	2,278	63,784

TOTAL COMMON STOCKS —
(Cost $95,801,908)		91,228,229

RIGHTS — 0.0% (e)
NORWAY — 0.0% (e)
Norsk Hydro ASA (expiring 07/09/10) (a)(b)	3,068	1,585

SPAIN — 0.0% (e)
Iberdrola SA (expired 06/28/10) (a)(b)(f)	31,972	6,977

TOTAL RIGHTS —
(Cost $7,497)		8,562

SHORT TERM INVESTMENTS — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	7,288,459	7,288,459
State Street Institutional Liquid Reserves Fund (g)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,288,559)		7,288,559

TOTAL INVESTMENTS — 107.6%
(Cost $103,097,964)		98,525,350
OTHER ASSETS AND LIABILITIES — (7.6)%		(6,946,416)

NET ASSETS — 100.0%		$91,578,934

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	13.4%
Oil, Gas & Consumable Fuels	7.7
Metals & Mining	6.6
Pharmaceuticals	5.7
Insurance	4.2
Chemicals	3.2
Diversified Telecommunication Services	2.8
Machinery	2.8
Food Products	2.7
Automobiles	2.4
Real Estate Management & Development	2.4
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.2
Industrial Conglomerates	2.2
Wireless Telecommunication Services	2.1
Electric Utilities	2.0
Capital Markets	1.9
Electrical Equipment	1.7
Beverages	1.6
Construction & Engineering	1.6
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.5
Health Care Equipment & Supplies	1.4
Media	1.3
Road & Rail	1.3
Specialty Retail	1.3
Multi-Utilities	1.2
Diversified Financial Services	1.1
Energy Equipment & Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.0
Real Estate Investment Trusts	1.0
Household Durables	0.9
Building Products	0.8
Tobacco	0.8
Auto Components	0.7
Commercial Services & Supplies	0.7
Aerospace & Defense	0.6
Communications Equipment	0.6
Computers & Peripherals	0.6
IT Services	0.6
Marine	0.6
Professional Services	0.6
Software	0.6
Gas Utilities	0.5
Multiline Retail	0.5
Office Electronics	0.5
Transportation Infrastructure	0.5
Construction Materials	0.4
Health Care Providers & Services	0.4
Household Products	0.4
Air Freight & Logistics	0.3
Paper & Forest Products	0.3
Biotechnology	0.2
Distributors	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Personal Products	0.2
Airlines	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Independent Power Producers & Energy Traders	0.1
Short Term Investments	8.0
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Anglo Irish Bank Corp. PLC, which has level 3 and part of Commercial Banks Industry and Iberdrola SA, which was Level 2 and part of Electric Utilities Industry, both representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 7.2%
Adelaide Brighton, Ltd.	585,039	$1,324,331
Andean Resources, Ltd. (a)	93,900	267,284
Aquila Resources, Ltd. (a)(b)	39,255	260,612
Ausenco, Ltd. (b)	122,955	186,937
Austar United Communications, Ltd. (a)(b)	882,492	708,127
Austereo Group, Ltd.	1,182,823	1,668,450
AWE, Ltd. (a)	975,516	1,462,546
Beach Energy, Ltd.	1,484,888	865,406
Boart Longyear Group (a)	104,655	251,931
Campbell Brothers, Ltd. (b)	87,340	2,224,218
Centennial Coal Co., Ltd. (b)	490,843	1,853,220
Consolidated Media Holdings, Ltd. (b)	56,422	151,549
Cudeco, Ltd. (a)(b)	33,573	133,280
Eastern Star Gas, Ltd. (a)(b)	188,898	131,631
Elders, Ltd. (a)(b)	116,499	38,376
Emeco Holdings, Ltd.	200,974	98,457
Extract Resources, Ltd. (a)(b)	30,039	164,921
FKP Property Group (b)	269,190	154,613
Fleetwood Corp., Ltd. (b)	261,792	2,032,117
Goodman Fielder, Ltd.	969,069	1,100,915
Healthscope, Ltd. (b)	334,043	1,464,356
Iluka Resources, Ltd. (a)(b)	267,069	1,048,946
ING Office Fund	898,825	440,332
International Ferro Metals, Ltd. (a)	252,767	102,104
Invocare, Ltd. (b)	525,398	2,689,292
IOOF Holdings, Ltd. (b)	363,546	1,839,345
JB Hi-Fi, Ltd.	162,940	2,624,553
Kagara, Ltd. (a)(b)	184,909	75,749
Karoon Gas Australia, Ltd. (a)(b)	46,654	234,468
Linc Energy, Ltd. (a)	131,516	113,307
MacArthur Coal, Ltd.	36,179	370,370
Mirabela Nickel, Ltd. (a)(b)	88,938	153,248
Monadelphous Group, Ltd.	127,040	1,367,058
Mount Gibson Iron, Ltd. (a)	444,296	581,676
Oakton, Ltd.	208,430	422,521
Pacific Brands, Ltd. (a)	1,293,414	966,847
PanAust, Ltd. (a)	1,878,244	785,297
PaperlinX, Ltd. (a)	568,820	297,881
Programmed Maintenance Services, Ltd.	249,076	523,851
Record Realty (c)	213,188	0
Riversdale Mining, Ltd. (a)	119,332	1,063,375
Roc Oil Co., Ltd. (a)(b)	844,267	224,630
SAI Global, Ltd.	753,972	2,560,107
Sigma Pharmaceuticals, Ltd.	1,779,997	631,459
Silex Systems, Ltd. (a)	23,941	93,020
Spark Infrastructure Group	1,221,670	1,181,507
Spotless Group, Ltd.	364,926	659,623
STW Communications Group, Ltd.	711,354	549,773
Transfield Services, Ltd.	182,756	480,075
Transpacific Industries Group, Ltd. (a)(b)	118,085	99,242
Whitehaven Coal Ltd.	64,100	259,882
WHK Group, Ltd. (b)	787,864	648,833

		39,631,648

AUSTRIA — 0.5%
Atrium European Real Estate, Ltd.	72,729	316,522
bwin Interactive Entertainment AG	19,489	867,631
BWT AG	31,316	710,408
Schoeller-Bleckmann Oilfield Equipment AG	23,235	1,062,290

		2,956,851

BELGIUM — 1.0%
AGFA-Gevaert NV (a)	112,045	649,164
Barco NV (a)	36,306	1,633,873
EVS Broadcast Equipment SA (b)	17,925	726,974
KBC Ancora (a)	8,502	152,358
Nyrstar (b)	15,930	165,663
RHJ International (a)	165,507	1,238,678
Tessenderlo Chemie NV	33,992	870,209

		5,436,919

BERMUDA — 0.4%
Catlin Group, Ltd.	159,163	837,481
Frontline, Ltd.	33,548	981,190
Golden Ocean Group, Ltd.	181,359	221,151
Ship Finance International, Ltd. (b)	26,255	469,439

		2,509,261

CANADA — 11.1%
Alamos Gold, Inc.	38,572	592,745
AltaGas Income Trust	94,114	1,635,803
Anvil Mining, Ltd. (a)	141,297	372,307
Aurizon Mines, Ltd. (a)	60,693	299,281
Bankers Petroleum, Ltd. (a)	84,224	556,394
Birchcliff Energy, Ltd. (a)	31,868	290,895
Canadian Western Bank (b)	97,557	2,170,280
Centerra Gold, Inc. (a)	32,310	356,348
Compton Petroleum Corp. (a)	189,035	106,734
Corus Entertainment, Inc. (Class B)	138,353	2,445,085
Cott Corp. (a)	27,182	158,081
Daylight Energy, Ltd.	104,494	878,117
Denison Mines Corp. (a)	141,990	169,696
Detour Gold Corp. (a)	20,237	450,388
Dundee Corp. (Class A) (a)	85,037	973,886
Dundee Real Estate Investment Trust	114,782	2,640,964
DundeeWealth, Inc.	85,695	1,090,290
Equinox Minerals, Ltd. (a)	214,041	751,304
European Goldfields, Ltd. (a)	43,270	277,296
First Uranium Corp. (a)(b)	34,194	36,361
FirstService Corp. (a)	61,597	1,283,355
Freehold Royalty Trust	79,204	1,180,625
Fronteer Gold, Inc. (a)	36,378	218,751
Gammon Gold, Inc. (a)	101,913	558,165
GMP Capital, Inc.	92,570	811,017
Golden Star Resources, Ltd. (a)	459,740	2,033,386
Great Canadian Gaming Corp. (a)(b)	113,163	717,752
Groupe Aeroplan, Inc.	54,185	451,775
Guardian Capital Group, Ltd.	248,270	1,906,444
Home Capital Group, Inc.	51,323	2,036,692
HudBay Minerals, Inc. (a)	101,727	1,069,299
Ivanhoe Energy, Inc. (a)	81,320	156,112

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Jaguar Mining, Inc. (a)	28,899	$256,995
Linamar Corp.	111,749	1,892,892
MacDonald, Dettwiler & Associates, Ltd. (a)	53,131	2,188,938
Major Drilling Group International, Inc.	30,365	619,787
Martinrea International, Inc. (a)	92,941	662,084
Methanex Corp.	35,640	702,638
New Gold, Inc. (a)	268,803	1,672,035
Northgate Minerals Corp. (a)	66,617	201,860
Novagold Resources, Inc. (a)	159,940	1,116,788
NuVista Energy, Ltd.	132,164	1,263,620
Osisko Mining Corp. (a)	78,599	849,119
Pan American Silver Corp. (b)	28,551	719,249
Peyto Energy Trust	102,258	1,402,060
Precision Drilling Corp. (a)	63,209	419,946
Progress Energy Resources Corp. (b)	243,648	2,836,236
Quadra FNX Mining, Ltd. (a)	126,915	1,169,245
Quebecor, Inc. (Class B)	61,364	1,878,484
Red Back Mining, Inc. (a)(b)	4,215	106,739
Rubicon Minerals Corp. (a)	50,471	173,833
Russel Metals, Inc. (b)	78,636	1,342,358
Savanna Energy Services Corp.	100,306	571,074
Seabridge Gold, Inc. (a)	13,915	434,087
ShawCor, Ltd. (Class A) (b)	20,237	511,329
Sherritt International Corp. (b)	76,765	413,208
Silver Standard Resources, Inc. (a)(b)	23,779	424,941
Silvercorp Metals, Inc. (b)	55,590	366,188
Stantec, Inc. (a)	67,388	1,495,327
The Forzani Group, Ltd.	75,544	1,099,765
Thompson Creek Metals Co., Inc. (a)(b)	49,763	432,701
Trican Well Service, Ltd.	40,749	522,664
Uni-Select, Inc.	116,172	2,968,117
Uranium One, Inc. (a)(b)	269,068	655,800
UTS Energy Corp. (a)(b)	202,854	393,243
Western Coal Corp. (a)	55,072	215,593
WestJet Airlines, Ltd. (a)	81,567	883,486

		61,538,057

CHINA — 3.7%
Allied Properties HK, Ltd.	3,714,791	777,577
Cafe de Coral Holdings, Ltd.	1,483,867	3,811,066
China Gas Holdings, Ltd.	906,000	510,757
Chow Sang Sang Holding International, Ltd.	928,939	1,584,188
Daphne International Holdings, Ltd.	378,000	385,420
Far East Consortium International, Ltd.	3,231,098	904,541
G-Resources Group, Ltd. (a)	4,104,000	226,619
Galaxy Entertainment Group, Ltd. (a)	347,000	188,937
Geely Automobile Holdings, Ltd.	40,000	12,328
Hi Sun Technology China, Ltd. (a)	690,000	317,215
HKR International, Ltd.	2,505,579	945,969
Integrated Distribution Services Group, Ltd.	564,953	983,770
Jinhui Shipping & Transportation, Ltd. (a)	61,403	200,171
K Wah International Holdings, Ltd.	2,300,565	717,897
Kai Yuan Holdings, Ltd. (a)	4,180,000	142,247
Melco International Development, Ltd. (a)	231,000	91,959
Midland Holdings, Ltd.	389,790	323,859
PCCW, Ltd.	2,630,000	770,038
REXLot Holdings, Ltd.	1,475,000	136,379
Road King Infrastructure, Ltd.	1,098,544	836,553
Shun Tak Holdings, Ltd.	612,000	319,865
Techtronic Industries Co., Ltd.	1,408,500	1,112,381
Texwinca Holdings, Ltd.	1,948,050	1,901,232
Xinao Gas Holdings, Ltd.	904,000	2,024,587
Xinyi Glass Holdings Co., Ltd.	2,951,618	1,118,159

		20,343,714

DENMARK — 0.9%
Bang & Olufsen A/S (a)(b)	23,873	211,983
D/S Norden A/S	13,094	455,820
East Asiatic Co., Ltd. A/S	33,456	720,685
Genmab A/S (a)(b)	10,119	72,298
GN Store Nord A/S (a)	188,201	1,318,352
IC Companys A/S (a)	24,730	715,710
NeuroSearch A/S (a)(b)	31,155	461,074
SimCorp A/S	8,006	1,282,255

		5,238,177

FINLAND — 2.2%
Amer Sports Oyj (Class A) (b)	153,383	1,457,940
Atria PLC	56,672	756,651
Citycon Oyj	243,004	720,327
Cramo Oyj (a)	54,055	805,138
HKScan Oyj	116,869	1,080,804
Kemira Oyj (a)(b)	22,796	246,279
Lassila & Tikanoja Oyj	76,457	1,236,209
Outotec Oyj	10,771	339,466
Poyry Oyj	80,704	999,418
Talvivaara Mining Co. PLC (a)(b)	72,237	394,469
Tieto Oyj	66,377	1,105,751
Tikkurila Oy (a)(b)	5,492	103,598
Vacon Oyj	39,355	1,648,643
Vaisala Oyj (Class A)	40,035	915,556
YIT Oyj	25,426	460,313

		12,270,562

FRANCE — 2.9%
Canal +	37,152	232,998
Carbone Lorraine SA	31,617	1,095,025
Club Mediterranee SA (a)	32,330	485,509
GL Events SA (b)	30,232	738,402
Groupe Steria SCA	31,389	775,889
IMS International Metal Service (a)	35,477	433,776
Ingenico SA	46,117	994,484
IPSOS (b)	54,378	1,840,702
Rhodia SA	63,982	1,084,662
Rubis	33,522	2,736,312
Saft Groupe SA	41,760	1,274,192
Sequana	76,879	942,162
Societe de la Tour Eiffel	11,720	710,039
SOITEC (a)(b)	92,220	828,451
Sperian Protection (b)	10,477	1,475,827

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

UbiSoft Entertainment SA (a)(b)	23,201	$175,941

		15,824,371

GERMANY — 2.6%
Aixtron AG (b)	25,833	624,313
Aurubis AG	13,055	572,880
Demag Cranes AG (a)	28,638	873,986
Deutsche Wohnen AG (a)	136,995	1,073,450
DIC Asset AG	44,173	337,090
Draegerwerk AG & Co. KGaA Preference Shares	14,456	822,498
Draegerwerk AG & Co., KGaA (a)	4,335	217,761
Gerresheimer AG (a)	22,740	732,566
Gildemeister AG	59,673	668,513
Indus Holding AG	64,531	1,278,537
Jenoptik AG (a)	143,441	694,194
Kloeckner & Co. SE (a)	26,202	466,659
Kontron AG	81,112	731,246
KUKA AG (a)(b)	48,644	610,141
Leoni AG (a)	41,141	872,314
MLP AG	59,710	534,571
Nordex SE (a)	15,947	146,384
Patrizia Immobilien AG (a)(b)	108,859	393,891
Pfleiderer AG (a)	52,102	263,831
Q-Cells SE (a)(b)	17,836	115,332
Solar Millennium AG (a)(b)	20,606	442,967
Stada Arzneimittel AG	19,765	661,179
Symrise AG	48,108	1,004,419
Wirecard AG (b)	26,202	225,306

		14,364,028

GREECE — 0.5%
Alapis Holding Industrial and Commercial SA (a)	70,689	180,101
Diana Shipping, Inc. (a)	20,602	231,978
DryShips, Inc. (a)(b)	102,131	364,608
Ellaktor SA	116,594	394,172
Fourlis Holdings SA	50,348	447,117
Hellenic Exchanges SA	80,605	429,489
Intracom Holdings SA (a)	420,312	329,498
Michaniki SA (a)	193,249	132,558
Paragon Shipping, Inc. (b)	30,773	110,167

		2,619,688

HONG KONG — 0.9%
Champion REIT	813,189	379,070
Giordano International, Ltd.	4,948,000	2,122,255
Pacific Basin Shipping, Ltd.	1,336,000	838,951
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
Sino Union Energy Investment Group Ltd. (a)	1,880,000	164,168
VTech Holdings, Ltd.	151,000	1,627,868

		5,132,312

IRELAND — 1.0%
C&C Group PLC	251,041	993,226
Fyffes PLC	1,487,241	601,168
Irish Life & Permanent Group Holdings PLC (a)(e)	67,849	126,574
Kingspan Group PLC (a)	114,631	849,490
Paddy Power PLC (d)	13,145	409,456
Paddy Power PLC (d)	69,671	2,169,343
Smurfit Kappa Group PLC (a)	28,377	230,522

		5,379,779

ITALY — 1.8%
Amplifon SpA	270,115	1,257,283
Astaldi SpA	208,278	1,064,487
Banca Popolare dell’Etruria e del Lazio Scrl (a)	204,967	826,001
Digital Multimedia Technologies SpA (a)	27,767	469,363
Esprinet SpA	91,183	742,739
IMMSI SpA	684,848	620,764
Interpump Group SpA (a)	262,385	1,312,901
Recordati SpA	276,361	1,951,537
Sorin SpA (a)	895,334	1,589,111
Tiscali SpA (a)(b)	48,105	6,770

		9,840,956

JAPAN — 29.3%
Alps Electric Co., Ltd. (a)(b)	168,536	1,464,620
Asahi Holdings, Inc.	43,925	967,948
Bank of the Ryukyus, Ltd.	130,100	1,526,091
Best Denki Co., Ltd. (a)	218,269	599,383
Central Glass Co., Ltd.	495,145	1,980,804
COMSYS Holdings Corp. (b)	194,650	1,759,747
DA Office Investment Corp.	288	643,110
Daifuku Co., Ltd.	114,500	711,662
Daihen Corp. (b)	229,000	944,570
DAIICHI CHUO KISEN KAISHA (a)(b)	145,834	392,231
Daimei Telecom Engineering Corp.	126,800	1,008,783
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	232,000	1,072,302
DCM Japan Holdings Co., Ltd. (b)	163,133	901,481
Don Quijote Co., Ltd. (b)	72,000	1,941,372
DOUTOR NICHIRES Holdings Co., Ltd. (b)	157,232	2,123,316
DTS Corp.	83,582	1,024,822
eAccess, Ltd. (b)	1,909	1,309,485
EDION Corp. (b)	96,000	735,541
FCC Co., Ltd. (b)	95,548	1,802,120
Fukuoka REIT Corp.	288	1,669,612
Furukawa Co., Ltd. (a)(b)	675,387	702,177
Glory, Ltd. (b)	69,000	1,517,392
H2O Retailing Corp. (b)	229,000	1,495,785
Hanwa Co., Ltd.	369,000	1,480,337
Heiwa Real Estate Co., Ltd.	306,000	701,978
Hitachi Kokusai Electric, Inc.	152,372	1,227,723
Hitachi Zosen Corp. (b)	764,500	1,036,727
Horiba, Ltd.	48,513	1,309,177
Hosiden Corp.	107,000	1,143,881
Iino Kaiun Kaisha, Ltd. (b)	132,800	675,331
IT Holdings Corp.	89,108	1,066,396
Izumiya Co., Ltd.	238,000	1,032,795
Japan Airport Terminal Co., Ltd. (b)	90,500	1,346,915
Japan Asia Investment Co., Ltd. (a)(b)	215,000	131,201
Japan Aviation Electronics Industry, Ltd.	141,000	897,084

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Japan Excellent, Inc. (b)	235	$1,118,036
Japan Logistics Fund, Inc.	235	1,835,066
Juki Corp. (a)(b)	134,332	265,658
K’s Holdings Corp.	57,400	1,181,211
Kanematsu Corp. (a)(b)	724,698	581,462
Katakura Industries Co., Ltd. (b)	91,474	909,675
Kayaba Industry Co., Ltd. (b)	293,832	1,069,204
Kenedix, Inc. (a)(b)	385	64,783
Kitz Corp.	146,000	696,259
Kiyo Holdings, Inc.	1,093,000	1,494,553
Komori Corp.	103,236	1,003,311
Kurabo Industries, Ltd.	669,000	1,035,744
Kyowa Exeo Corp. (b)	126,800	1,126,283
Makino Milling Machine Co., Ltd. (a)	151,000	972,652
Marudai Food Co., Ltd.	513,656	1,520,826
Maruha Nichiro Holdings, Inc. (b)	730,485	1,122,680
Marusan Securities Co., Ltd.	156,398	904,913
Miraca Holdings, Inc.	74,800	2,256,088
Mitsui Mining & Smelting Co., Ltd. (b)	629,000	1,684,631
Mitsui-Soko Co., Ltd.	286,000	1,043,937
Nabtesco Corp. (b)	141,000	2,197,299
Nakanishi, Inc.	8,483	727,607
Net One Systems Co., Ltd.	891	1,157,927
Neturen Co., Ltd.	202,803	1,537,810
New City Residence Investment Corp. (e)(f)	4	0
Nihon Dempa Kogyo Co., Ltd. (b)	24,200	438,111
Nihon Kohden Corp.	65,000	1,216,409
Nikkiso Co., Ltd.	227,000	1,826,466
Nippon Accommodations Fund, Inc. (b)	239	1,258,605
Nippon Carbon Co., Ltd. (b)	219,712	623,208
Nippon Konpo Unyu Soko Co., Ltd.	213,000	2,493,705
Nippon Light Metal Co., Ltd. (a)	1,372,000	1,798,531
Nippon Seiki Co., Ltd. (b)	81,000	896,135
Nippon Shinyaku Co., Ltd.	205,000	2,339,812
Nippon Soda Co., Ltd.	242,000	806,758
Nippon Suisan Kaisha, Ltd.	384,499	1,247,047
Nippon Thompson Co., Ltd. (b)	210,000	1,438,129
Nishimatsu Construction Co., Ltd.	637,000	763,047
Nishimatsuya Chain Co., Ltd.	111,093	1,033,219
Nitto Boseki Co., Ltd. (b)	501,153	1,115,687
NOF Corp.	418,000	1,672,189
NSD Co., Ltd. (b)	88,608	1,015,352
OKASAN SECURITIES GROUP, Inc.	244,682	962,248
Oki Electric Industry Co., Ltd. (a)(b)	1,325,000	1,152,955
Orix JREIT, Inc.	372	1,557,532
Osaka Securities Exchange Co., Ltd.	280	1,194,485
OSG Corp. (b)	141,100	1,521,182
Park24 Co., Ltd.	177,513	1,917,758
Point, Inc.	23,030	1,270,046
Premier Investment Corp.	447	1,712,431
Rengo Co., Ltd. (b)	189,000	1,198,203
Rohto Pharmaceutical Co., Ltd.	166,000	2,037,247
Ryohin Keikaku Co., Ltd. (b)	29,603	1,184,254
Sakai Chemical Industry Co., Ltd.	306,565	1,167,504
Sanden Corp.	451,000	1,243,576
Sankyu, Inc.	255,000	1,025,879
Sanyo Shokai, Ltd. (b)	185,000	683,637
Sanyo Special Steel Co., Ltd. (a)(b)	201,937	919,659
Sato Corp. (b)	113,200	1,372,625
Seiren Co., Ltd.	188,800	1,002,780
Shima Seiki Manufacturing, Ltd. (b)	65,825	1,650,646
Shimachu Co., Ltd.	89,700	1,645,193
Shochiku Co., Ltd. (b)	436,000	3,153,351
Shoei Co., Ltd.	103,900	698,616
Sinfonia Technology Co., Ltd. (b)	427,000	873,398
SMK Corp. (b)	227,343	1,007,102
Star Micronics Co., Ltd. (b)	61,200	641,116
Sumitomo Osaka Cement Co., Ltd.	884,793	1,699,794
Tadano, Ltd. (b)	145,526	721,956
Takara Holdings, Inc. (b)	287,000	1,462,730
Takasago International Corp.	302,694	1,313,533
Takefuji Corp. (b)	66,780	196,967
Takuma Co., Ltd. (a)(b)	246,000	586,575
The Bank of Nagoya, Ltd.	231,000	827,517
The Bank of Okinawa, Ltd.	46,500	1,650,017
The Ehime Bank, Ltd. (b)	645,000	1,873,262
The Eighteenth Bank, Ltd.	614,730	1,722,828
The Hokuetsu Bank, Ltd. (b)	871,000	1,466,595
The Michinoku Bank, Ltd.	568,000	1,245,248
The Minato Bank, Ltd. (b)	720,000	992,655
The Miyazaki Bank, Ltd.	575,000	1,637,473
The Musashino Bank, Ltd.	38,300	1,107,147
The Oita Bank, Ltd.	381,000	1,300,283
The Tochigi Bank, Ltd.	239,000	1,042,536
The Tokyo Tomin Bank, Ltd.	42,100	482,421
Toagosei Co., Ltd.	528,818	2,366,504
TOC Co., Ltd.	189,100	762,896
Toei Co., Ltd.	291,000	1,282,518
Toho Holdings Co., Ltd.	70,119	1,117,276
Toho Zinc Co., Ltd. (b)	221,000	789,197
Tokai Tokyo Financial Holdings, Inc.	231,000	918,883
Tokyo Dome Corp.	229,000	597,796
Tokyo Tatemono Co., Ltd. (b)	203,000	635,450
TOMONY Holdings, Inc. (a)	242,000	754,797
Topy Industries, Ltd.	690,381	1,435,531
Toyo Corp/Chuo-ku	159,948	1,624,966
Toyo Tire & Rubber Co., Ltd. (b)	370,000	794,440
Toyobo Co., Ltd. (b)	938,788	1,580,737
Ulvac, Inc. (b)	44,000	865,182
Unitika, Ltd. (a)	952,000	806,871
Yodogawa Steel Works, Ltd.	386,000	1,596,519
Zenrin Co., Ltd. (b)	52,177	570,769

		162,457,216

NETHERLANDS — 2.1%
Aalberts Industries NV	84,208	1,102,119
ASM International NV (a)	66,084	1,310,521
BinckBank NV	21,293	267,860
Crucell NV (a)	71,317	1,309,033
Draka Holding NV (a)	26,138	366,268
Exact Holding NV	45,780	1,045,816
KAS Bank NV	89,269	1,306,133

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Koninklijke BAM Groep NV	35,454	$165,546
Mediq NV	148,146	2,726,498
Nutreco Holding NV	12,546	679,632
Ordina NV (a)	89,797	314,358
ProLogis European Properties (a)	36,563	186,982
VistaPrint NV (a)(b)	13,924	661,251

		11,442,017

NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	640,232	823,278
Fisher & Paykel Appliances Holdings, Ltd. (a)	943,042	350,181
Fisher & Paykel Healthcare Corp., Ltd.	661,322	1,418,845
Nuplex Industries, Ltd. (b)	103,811	200,594

		2,792,898

NORWAY — 1.6%
Deep Sea Supply PLC (a)	165,604	273,751
DNO International ASA (a)(b)	979,942	1,080,428
Ekornes ASA	116,177	2,286,685
Ganger Rolf ASA	3,902	75,002
Norske Skogindustrier ASA (a)(b)	243,760	278,501
Norwegian Property ASA (a)	385,791	510,184
Petroleum Geo-Services ASA (a)	83,264	705,481
Prosafe Production Public, Ltd. (a)	119,956	244,407
Sevan Marine ASA (a)(b)	161,188	118,131
Songa Offshore SE (a)	119,876	297,333
Subsea 7, Inc. (a)(b)	36,483	554,553
TGS Nopec Geophysical Co. ASA	43,558	509,047
Tomra Systems ASA	181,176	760,571
Veidekke ASA	241,900	1,450,697

		9,144,771

PORTUGAL — 0.4%
Altri SGPS SA (a)(b)	174,112	867,155
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	134,808	1,213,844

		2,080,999

SINGAPORE — 3.3%
Bukit Sembawang Estates, Ltd.	247,080	842,419
CapitaCommercial Trust (b)	630,000	550,534
Cosco Corp. Singapore, Ltd. (b)	424,000	452,518
Ezra Holdings, Ltd. (b)	213,000	277,674
Haw Par Corp., Ltd.	700,352	2,879,465
Hong Leong Finance, Ltd.	1,586,656	3,409,475
Indofood Agri Resources, Ltd. (a)(b)	207,000	314,333
Mapletree Logistics Trust	3,699,965	2,212,929
Parkway Holdings, Ltd.	1,109,309	2,836,640
Straits Asia Resources, Ltd.	292,000	418,308
Suntec REIT	2,255,000	2,132,082
Verigy, Ltd. (a)	58,889	511,745
Wing Tai Holdings, Ltd.	1,169,000	1,322,985

		18,161,107

SOUTH KOREA — 7.0%
Asiana Airlines (a)	201,112	1,598,080
Celltrion, Inc. (a)	19,957	338,070
Cheil Communications, Inc.	218,100	2,293,507
CJ CheilJedang Corp.	2,645	485,941
Daewoo Motor Sales (a)	44,891	96,618
Daum Communications Corp. (a)	15,579	1,078,577
Dong-A Pharmaceutical Co., Ltd.	11,690	1,176,687
Doosan Corp.	4,960	452,582
Eugene Investment & Securities Co., Ltd. (a)	526,548	310,250
Hana Tour Service, Inc.	22,461	1,007,282
Hanjin Heavy Industries & Construction Co., Ltd.	9,180	195,700
Hanjin Shipping Co., Ltd. (a)	17,575	534,313
Hanjin Shipping Holdings Co., Ltd. (a)	3,447	53,314
Hanmi Pharm Co., Ltd.	10,556	744,643
Hansol Paper Co.	68,306	788,169
Hanwha Chemical Corp. (b)	88,695	1,288,364
Hanwha Securities Co.	102,040	564,493
Hite Brewery Co., Ltd. (b)	7,992	958,152
Hotel Shilla Co., Ltd.	63,432	1,287,364
Humax Co., Ltd.	38,962	444,792
Humax Holdings Co., Ltd.	10,691	71,479
Hyundai Department Store Co., Ltd.	17,874	1,718,703
Hyundai Marine & Fire Insurance Co., Ltd.	75,382	1,511,384
Jeonbuk Bank	214,042	1,192,854
Korean Reinsurance Co.	108,580	856,580
LG International Corp.	59,529	1,505,318
LG Life Sciences, Ltd. (a)	21,508	847,496
LG Telecom, Ltd.	70,174	439,892
LIG Insurance Co., Ltd.	51,302	1,026,489
LS Industrial Systems Co., Ltd.	19,518	1,245,865
MegaStudy Co., Ltd.	4,946	657,327
Meritz Fire & Marine Insurance Co., Ltd.	142,877	910,838
Meritz Securities Co., Ltd. (a)	674,740	552,176
ORION Corp.	5,668	1,709,262
Poongsan Corp.	107,445	2,712,580
Samsung Fine Chemicals Co., Ltd. (b)	25,099	1,318,660
Seoul Semiconductor Co., Ltd. (b)	10,427	374,171
SFA Engineering Corp.	19,225	1,043,088
SK Chemicals Co., Ltd.	27,017	1,479,124
STX Offshore & Shipbuilding Co., Ltd. (b)	20,300	191,045
STX Pan Ocean Co. Ltd.	46,500	430,004
Taekwang Industrial Co. Ltd.	397	242,690
Yuhan Corp.	9,053	1,133,510

		38,867,433

SPAIN — 1.4%
Almirall SA	13,918	109,790
Amper, SA	113,144	565,448
Campofrio Food Group SA (a)(b)	168,895	1,406,781
Construcciones y Auxiliar de Ferrocarriles SA	4,855	1,990,722
Ercros SA (a)	201,702	192,464
Faes Farma SA (a)(e)	13,368	45,357
Faes Farma SA (b)(e)	166,845	577,341
General de Alquiler de Maquinaria (a)	78,612	173,325

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Tubacex SA (b)	224,764	$680,024
Tubos Reunidos SA	268,540	608,529
Vidrala SA	59,695	1,294,231

		7,644,012

SWEDEN — 2.5%
Carnegie Investment Bank AB (b)(c)	59,625	0
Castellum AB (b)	181,276	1,656,222
Elekta AB (Class B)	98,971	2,523,239
Haldex AB (a)	237,488	2,052,309
Intrum Justitia AB	98,597	969,246
Kungsleden AB	150,697	919,829
New Wave Group AB (Class B) (b)	225,991	946,711
Q-Med AB	135,166	1,133,331
TradeDoubler AB (a)	79,907	309,072
Trelleborg AB (Class B) (b)	234,838	1,418,323
Wihlborgs Fastigheter AB (b)	87,619	1,671,989

		13,600,271

SWITZERLAND — 2.4%
Basilea Pharmaceutica AG (a)(b)	8,476	473,181
Belimo Holding AG	2,248	2,657,950
Daetwyler Holding AG	28,909	1,796,173
Georg Fischer AG (a)	2,825	929,354
Kudelski SA	59,443	1,617,890
Kuoni Reisen Holding (Class B)	4,251	1,190,524
Meyer Burger Technology AG (a)	8,020	199,691
Mobimo Holding AG (a)	2,898	505,239
Petroplus Holdings AG (a)(b)	35,571	528,114
Temenos Group AG (a)	66,575	1,614,445
Valora Holding AG	7,782	1,861,878

		13,374,439

UNITED KINGDOM — 11.7%
Arriva PLC	110,438	1,263,980
Barratt Developments PLC (a)	283,271	401,764
Bellway PLC	84,066	774,121
Bodycote PLC	192,439	572,936
Bovis Homes Group PLC (a)	164,298	850,489
Britvic PLC	208,383	1,482,115
BTG PLC (a)	93,994	280,405
Charter International PLC	54,366	511,203
Chemring Group PLC	38,678	1,720,938
Chloride Group	454,009	2,621,876
Connaught PLC (b)	303,519	523,571
Cookson Group PLC (a)	91,099	528,408
Croda International PLC	107,413	1,619,861
CSR PLC (a)(b)	63,601	358,348
Dairy Crest Group PLC	157,707	870,874
Debenhams PLC (a)	493,804	391,553
Dimension Data Holdings PLC	1,312,511	1,855,646
DS Smith PLC	298,179	539,787
DSG International PLC (a)	1,904,091	706,765
Elementis PLC	813,043	763,286
Enterprise Inns PLC (a)	162,045	212,010
Fenner PLC	321,007	956,674
Galliford Try PLC	111,706	525,185
Game Group PLC	371,332	354,996
Gem Diamonds, Ltd. (a)	58,690	184,393
Hardy Oil & Gas PLC (a)	27,230	70,885
Helphire PLC (a)	342,378	220,259
Henderson Group PLC	460,815	846,614
HMV Group PLC (b)	711,821	670,921
Hochschild Mining PLC	47,616	219,343
Hunting PLC	53,623	359,650
Intermediate Capital Group PLC	155,737	582,495
International Personal Finance	261,718	745,914
Interserve PLC	166,523	496,401
ITE Group PLC	462,439	996,962
J.D. Wetherspoon PLC	143,517	838,465
Jardine Lloyd Thompson Group PLC	177,606	1,396,338
JKX Oil & Gas PLC	63,112	230,389
Keller Group PLC	89,513	705,760
Kier Group PLC	52,743	763,442
Laird PLC	184,448	289,750
Lamprell PLC	68,982	222,404
Melrose PLC	513,967	1,617,861
Michael Page International PLC	240,356	1,340,575
Micro Focus International PLC	85,589	541,138
Mitchells & Butlers PLC (a)	203,985	836,198
Mitie Group PLC	442,499	1,405,473
Mondi PLC	304,814	1,751,619
Morgan Crucible Co. PLC	268,479	741,887
Morgan Sindall PLC	59,900	460,628
N Brown Group PLC	227,641	852,455
National Express Group PLC (a)	180,696	595,016
Northern Foods PLC	852,184	554,604
Northgate PLC (a)	45,334	117,675
Pace PLC	90,300	218,588
PayPoint PLC	95,228	377,547
Premier Farnell PLC	418,809	1,372,210
Premier Foods PLC (a)	1,179,295	338,577
Punch Taverns PLC (a)	167,401	145,260
PV Crystalox Solar PLC	237,834	190,365
Rank Group PLC	743,695	1,107,634
Redrow PLC (a)	273,925	462,686
Regus PLC	194,035	202,917
Restaurant Group PLC	303,118	952,339
RPS Group PLC (b)	275,877	771,822
Salamander Energy PLC (a)	79,000	276,569
Senior PLC	600,805	1,105,602
Shaftesbury PLC	291,989	1,572,640
Shanks Group PLC	377,293	564,468
SIG PLC (a)	267,295	406,698
SOCO International PLC (a)	106,240	631,968
Spectris PLC	101,200	1,174,904
Spirent Communications PLC	267,127	438,414
SSL International PLC	181,516	2,199,684
St. James’s Place PLC	168,419	534,684
Stagecoach Group PLC	277,932	735,990
Tullett Prebon PLC	229,970	1,086,879
UK Coal PLC (a)	150,630	91,270
Ultra Electronics Holdings PLC	46,527	1,069,890
Unite Group PLC (a)	258,854	673,852
Victrex PLC	139,530	2,283,732
Wellstream Holdings PLC	42,819	322,229
WH Smith PLC	152,325	932,767
Wincanton PLC	213,020	758,504

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Yell Group PLC (a)	1,051,082	$385,425

		64,728,419

TOTAL COMMON STOCKS —
(Cost $655,280,671)		547,379,905

RIGHTS — 0.0% (g)
GERMANY — 0.0% (g)
Draegerwerk AG & Co., KGAA (expiring 06/30/10) (a) (Cost $0)	6	30

WARRANTS — 0.0% (g)
ITALY — 0.0% (g)
Interpump Group SpA (expiring 10/31/12) (a) (Cost $0)	51,560	22,736

SHORT TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	39,189,865	39,189,865
State Street Institutional Liquid Reserves Fund (h)	279,846	279,846

TOTAL SHORT TERM INVESTMENTS —
(Cost $39,469,711)		39,469,711

TOTAL INVESTMENTS — 106.0%
(Cost $694,750,382)		586,872,382
OTHER ASSETS AND LIABILITIES — (6.0)%		(33,443,102)

NET ASSETS — 100.0%		$553,429,280

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Company has filed for insolvency.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	Investments of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	6.3%
Machinery	5.9
Commercial Banks	4.2
Oil, Gas & Consumable Fuels	4.2
Chemicals	3.8
Real Estate Investment Trusts	3.7
Electronic Equipment, Instruments & Components	3.6
Specialty Retail	3.6
Hotels, Restaurants & Leisure	3.5
Real Estate Management & Development	3.3
Media	3.2
Capital Markets	3.0
Commercial Services & Supplies	3.0
Construction & Engineering	2.5
Health Care Equipment & Supplies	2.5
Food Products	2.2
Health Care Providers & Services	2.2
Pharmaceuticals	2.2
Electrical Equipment	2.0
Auto Components	1.9
Industrial Conglomerates	1.7
Professional Services	1.7
Software	1.6
Textiles, Apparel & Luxury Goods	1.6
IT Services	1.3
Insurance	1.3
Semiconductors & Semiconductor Equipment	1.3
Trading Companies & Distributors	1.3
Building Products	1.2
Energy Equipment & Services	1.2
Household Durables	1.2
Multiline Retail	1.2
Road & Rail	1.2
Communications Equipment	1.1
Paper & Forest Products	1.1
Gas Utilities	1.0
Beverages	0.9
Distributors	0.9
Marine	0.9
Consumer Finance	0.8
Internet Software & Services	0.7
Transportation Infrastructure	0.7
Biotechnology	0.6
Containers & Packaging	0.6
Diversified Consumer Services	0.6
Aerospace & Defense	0.5
Airlines	0.5
Automobiles	0.5
Construction Materials	0.5
Diversified Financial Services	0.5
Thrifts & Mortgage Finance	0.4
Food & Staples Retailing	0.3
Leisure Equipment & Products	0.3
Diversified Telecommunication Services	0.2
Electric Utilities	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.1
Health Care Technology	0.1
Life Sciences Tools & Services	0.1
Short Term Investments	7.1
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued base on Level 1 inputs except New City Residence Investment Corp., which was Level 2 and part of the Real Estate Investment Trust Industry, Record Realty, which was Level 3 and part of the Real Estate Investment Trust Industry, Carnegie Investment Bank AB, which was Level 3 and part of the Capital Markets Industry and Peace Mark (Holdings), Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, each representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 18.2%
Abacus Property Group	6,105,649	$2,114,427
Astro Japan Property Group (a)	2,221,550	609,841
Bunnings Warehouse Property Trust (a)	1,325,584	2,110,549
CFS Retail Property Trust (a)	7,344,882	11,725,289
Charter Hall Office REIT (a)(b)	20,390,197	4,305,646
Charter Hall Retail REIT (a)	6,157,094	2,860,325
Commonwealth Property Office Fund (a)	7,735,330	6,076,293
Dexus Property Group	19,598,611	12,746,558
Goodman Group	25,169,794	13,499,892
GPT Group	8,179,825	19,414,546
ING Industrial Fund	10,382,568	3,288,614
ING Office Fund	10,683,972	5,234,047
Westfield Group	9,593,641	98,697,843

		182,683,870

AUSTRIA — 1.9%
Atrium European Real Estate, Ltd. (a)	826,800	3,598,292
CA Immobilien Anlagen AG (b)	346,202	3,630,827
Immofinanz AG (a)(b)	4,602,834	12,014,605

		19,243,724

BELGIUM — 1.0%
Befimmo S.C.A.	60,102	4,130,760
Cofinimmo	49,249	5,575,247

		9,706,007

CANADA — 8.9%
Artis REIT	104,897	1,071,032
Boardwalk REIT	104,528	3,940,518
Brookfield Asset Management, Inc. (Class A) (a)	2,258,456	51,156,106
Calloway REIT	183,784	3,618,088
Canadian Apartment Properties REIT	146,997	2,072,192
Canadian REIT	142,878	3,735,144
Chartwell Seniors Housing REIT	275,841	1,861,177
Extendicare REIT	170,034	1,366,481
First Capital Realty, Inc. (a)	254,258	3,256,436
H&R REIT	310,677	4,970,130
Primaris Retail REIT	147,633	2,425,702
RioCan REIT	521,646	9,346,577

		88,819,583

CHINA — 3.8%
Hongkong Land Holdings, Ltd. (a)	5,283,000	26,309,340
Kerry Properties, Ltd.	2,720,670	11,896,369

		38,205,709

FRANCE — 9.8%
Beni Stabili SpA (b)	669,948	508,784
Fonciere des Regions (a)(b)	90,931	7,572,822
Gecina SA	92,217	8,402,844
Klepierre	413,841	11,539,896
SILIC (a)	41,358	4,103,413
Unibail-Rodamco SE	402,194	66,384,255

		98,512,014

GERMANY — 0.2%
IVG Immobilien AG (a)(b)	360,269	2,157,926

HONG KONG — 9.9%
Champion REIT	6,758,174	3,150,340
GZI REIT	3,204,000	1,353,661
Hang Lung Group, Ltd.	3,691,808	20,053,996
Hang Lung Properties, Ltd.	8,069,755	31,244,180
Hysan Development Co., Ltd.	2,691,507	7,673,084
Prosperity REIT	4,928,000	885,972
The Link REIT	9,707,311	24,183,666
Wheelock & Co., Ltd.	3,645,545	10,392,904

		98,937,803

ITALY — 0.3%
Beni Stabili SpA (a)	3,630,623	2,779,469

JAPAN — 18.4%
Aeon Mall Co., Ltd. (a)	351,340	7,051,416
DA Office Investment Corp. (a)	1,138	2,541,177
Daibiru Corp. (a)	253,700	1,929,485
Frontier Real Estate Investment Corp. (a)	641	4,418,691
Fukuoka REIT Corp. (a)	400	2,318,906
Global One Real Estate Investment Co., Ltd. (a)	427	2,953,147
Hankyu REIT, Inc.	377	1,465,567
Heiwa Real Estate Co., Ltd.	657,500	1,508,334
Japan Excellent, Inc. (a)	620	2,949,712
Japan Hotel and Resort, Inc.	333	647,260
JAPAN OFFICE Investment Corp.	648	600,475
Japan Prime Realty Investment Corp. (a)	3,152	6,685,845
Japan Real Estate Investment Corp.	2,157	17,672,336
Japan Retail Fund Investment Corp. (a)	7,442	9,116,429
Kenedix Realty Investment Corp.	1,030	2,887,818
Mitsui Fudosan Co., Ltd.	3,880,000	54,852,300
Mori Hills REIT Investment Corp.	743	1,523,952
Mori Trust Sogo REIT, Inc. (a)	758	5,670,652
Nippon Building Fund, Inc. (a)	2,380	18,934,569
Nippon Commercial Investment Corp.	1,140	1,098,904
Nomura Real Estate Office Fund, Inc. (a)	1,278	6,397,943
NTT Urban Development Corp. (a)	4,788	3,847,065
Orix JREIT, Inc.	1,104	4,622,353
Premier Investment Corp.	581	2,225,777
Shoei Co., Ltd.	161,690	1,087,191
Tokyu Land Corp. (a)	2,016,000	7,153,622
Tokyu REIT, Inc.	747	3,904,255
Top REIT, Inc.	683	3,017,889
United Urban Investment Corp. (a)	881	5,286,597

		184,369,667

NETHERLANDS — 2.1%
Corio NV (a)	250,021	12,233,188

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Eurocommercial Properties NV	155,573	$5,002,237
VastNed Retail NV (a)	80,520	4,074,362

		21,309,787

NEW ZEALAND — 0.7%
AMP NZ Office Trust (a)	3,413,683	1,666,668
Goodman Property Trust	2,765,987	1,730,848
ING Property Trust (a)	2,430,870	1,136,680
Kiwi Income Property Trust (a)	3,661,185	2,265,853

		6,800,049

SINGAPORE — 7.5%
Ascendas REIT (a)	5,723,850	7,461,791
Cambridge Industrial Trust	3,883,315	1,376,865
CapitaCommercial Trust (a)	8,395,978	7,336,934
CapitaLand, Ltd. (a)	11,156,999	28,769,570
CapitaMall Trust (a)	8,863,915	11,682,260
Frasers Commercial Trust (a)	10,246,642	1,027,526
Guocoland, Ltd.	1,086,000	1,672,445
Mapletree Logistics Trust	4,796,000	2,868,462
Singapore Land, Ltd.	467,000	2,134,131
Starhill Global REIT (a)	4,464,000	1,774,601
Suntec REIT (a)	7,509,953	7,100,593
United Industrial Corp., Ltd.	1,084,000	1,630,542

		74,835,720

SOUTH AFRICA — 0.8%
Capital Property Fund	1,838,543	1,750,810
Fountainhead Property Trust	4,409,299	3,583,440
SA Corporate Real Estate Fund	3,528,827	1,334,968
Sycom Property Fund	457,084	1,246,192

		7,915,410

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 1.4%
Castellum AB (a)	758,302	6,928,202
Fabege AB (a)	631,445	3,768,222
Kungsleden AB	601,753	3,672,998

		14,369,422

SWITZERLAND — 2.3%
PSP Swiss Property AG (b)	153,056	9,176,121
Swiss Prime Site AG (b)	226,711	13,749,617

		22,925,738

UNITED KINGDOM — 12.3%
Big Yellow Group PLC (b)	449,315	1,989,770
British Land Co. PLC	3,838,804	25,017,512
Capital & Counties Properties PLC (b)	2,533,079	4,111,864
Derwent London PLC	444,396	8,310,755
Grainger PLC	1,828,896	3,223,255
Great Portland Estates PLC	1,378,396	5,998,989
Hammerson PLC	3,119,263	16,039,537
Land Securities Group PLC	3,374,509	28,196,427
Liberty International PLC	2,376,839	11,080,453
Segro PLC	3,237,001	12,291,214
Shaftesbury PLC	994,556	5,356,635
Workspace Group PLC	3,748,201	1,205,651

		122,822,062

TOTAL COMMON STOCKS —
(Cost $1,318,917,482)		996,393,960

SHORT TERM INVESTMENTS — 8.5%
UNITED STATES — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	85,139,610	85,139,610
State Street Institutional Liquid Reserves Fund (f)	179,655	179,655

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,319,265)		85,319,265

TOTAL INVESTMENTS — 108.0%
(Cost $1,404,236,747)		1,081,713,225
OTHER ASSETS AND LIABILITIES — (8.0)%		(79,671,346)

NET ASSETS — 100.0%		$1,002,041,879

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	33.8%
Retail REITs	32.1
Diversified REITs	14.7
Office REITs	13.0
Industrial REITs	4.3
Residential REITs	0.6
Specialized REITs	0.6
Diversified Capital Markets	0.4
Short Term Investments	8.5
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedule of Investments)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	22,878	$284,061
Asciano Group (a)	147,782	202,215
Intoll Group	117,328	103,065
Macquarie Atlas Roads Group (a)	779	625
Transurban Group (b)	65,079	233,069

		823,035

BRAZIL — 0.9%
Centrais Eletricas Brasileiras SA ADR	13,270	177,424
Companhia Energetica de Minas Gerais ADR (b)	19,280	282,837

		460,261

CANADA — 5.3%
Canadian Utilities, Ltd., Class A	4,329	184,787
Enbridge, Inc. (b)	19,308	900,852
Fortis, Inc. (b)	8,739	223,522
TransAlta Corp.	11,064	205,319
TransCanada Corp. (b)	35,065	1,175,048

		2,689,528

FINLAND — 1.0%
Fortum Oyj	22,798	504,889

FRANCE — 7.5%
EDF SA	13,057	502,676
GDF Suez (b)	83,943	2,416,313
Suez Environnement SA	18,594	309,409
Veolia Environnement	25,255	598,744

		3,827,142

GERMANY — 8.0%
E.ON AG	102,184	2,776,164
RWE AG	20,007	1,316,494

		4,092,658

HONG KONG — 3.6%
CLP Holdings, Ltd.	92,727	672,190
Hong Kong & China Gas Co., Ltd.	275,339	683,826
HongKong Electric Holdings, Ltd.	82,000	489,126

		1,845,142

ITALY — 5.2%
A2A SpA	81,428	112,209
Atlantia SpA	22,357	399,549
Enel SpA	357,302	1,527,431
Snam Rete Gas SpA	86,637	347,814
Terna Rete Elettrica Nationale SpA (b)	77,343	279,712

		2,666,715

JAPAN — 11.4%
Chubu Electric Power Co., Inc.	29,243	727,688
Electric Power Development Co., Ltd. (b)	8,600	273,482
Hokkaido Electric Power Co., Inc.	8,400	181,308
Hokuriku Electric Power Co. (b)	8,500	186,925
Kyushu Electric Power Co., Inc.	18,218	409,694
Osaka Gas Co., Ltd.	83,000	300,147
Shikoku Electric Power Co., Inc. (b)	8,835	253,199
The Chugoku Electric Power Co., Inc. (b)	14,075	290,916
The Kansai Electric Power Co., Inc.	36,337	887,380
The Tokyo Electric Power Co., Inc.	51,854	1,412,815
Tohoku Electric Power Co., Inc.	19,308	415,660
Tokyo Gas Co., Ltd. (b)	103,000	471,409

		5,810,623

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	140,695	420,503
Brisa Auto- Estradas de Portugal SA	23,339	142,225

		562,728

SOUTH KOREA — 0.7%
Korea Electric Power Corp. ADR (a)	25,902	333,618

SPAIN — 4.7%
Abertis Infraestructuras SA	19,599	284,241
Enagas (b)	9,276	140,777
Gas Natural SDG SA (b)	23,662	344,905
Iberdrola SA	256,827	1,457,169
Iberdrola Renovables SA	43,818	138,046

		2,365,138

UNITED KINGDOM — 8.3%
Centrica PLC	260,551	1,156,566
International Power PLC	77,986	350,374
National Grid PLC	176,913	1,299,576
Pennon Group PLC	18,230	150,824
Scottish & Southern Energy PLC	47,069	787,999
Severn Trent PLC	11,899	219,144
United Utilities Group PLC	34,818	273,739

		4,238,222

UNITED STATES — 40.1%
Allegheny Energy, Inc. (b)	8,475	175,263
Alliant Energy Corp.	5,579	177,078
Ameren Corp.	11,959	284,265
American Electric Power Co., Inc.	24,205	781,822
American Water Works Co., Inc.	8,804	181,362
Aqua America, Inc. (b)	6,901	122,010
Calpine Corp. (b),(a)	16,770	213,314
CenterPoint Energy, Inc.	20,148	265,148
CMS Energy Corp. (b)	11,604	169,999
Consolidated Edison, Inc. (b)	14,264	614,778
Constellation Energy Group, Inc. (b)	10,186	328,499
Dominion Resources, Inc. (b)	30,582	1,184,747
DTE Energy Co. (b)	8,534	389,236
Duke Energy Corp.	66,801	1,068,816
Edison International	16,627	527,408
El Paso Corp.	35,411	393,416
Entergy Corp. (b)	9,590	686,836
EQT Corp.	7,290	263,460
Exelon Corp.	33,633	1,277,045
FirstEnergy Corp. (b)	15,563	548,285
Integrys Energy Group, Inc. (b)	3,860	168,836
Kinder Morgan Management, LLC (a)	4,448	251,712
National Fuel Gas Co. (b)	4,159	190,815
NextEra Energy, Inc. (b)	21,062	1,026,983
NiSource, Inc.	13,946	202,217
Northeast Utilities	8,828	224,937

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

NRG Energy, Inc. (b),(a)	12,920	$274,033
NSTAR (b)	5,365	187,775
OGE Energy Corp.	4,894	178,925
ONEOK, Inc.	5,336	230,782
Pepco Holdings, Inc. (b)	11,212	175,804
PG&E Corp.	18,919	777,571
Pinnacle West Capital Corp. (b)	5,472	198,962
PPL Corp.	23,839	594,783
Progress Energy, Inc.	14,568	571,357
Public Service Enterprise Group, Inc.	25,922	812,136
SCANA Corp. (b)	6,704	239,735
Sempra Energy	12,504	585,062
Spectra Energy Corp.	32,752	657,333
TECO Energy, Inc.	10,724	161,611
The AES Corp. (a)	40,312	372,483
The Southern Co.	41,794	1,390,904
The Williams Cos., Inc.	29,580	540,723
Wisconsin Energy Corp.	5,919	300,330
Xcel Energy, Inc. (b)	23,104	476,173
		303,372

		20,444,769

TOTAL COMMON STOCKS —
(Cost $77,457,136)		50,664,468

RIGHTS — 0.1%
SPAIN — 0.1%
Iberdrola SA (expired 06/28/10) (a)(c) (Cost $61,628)	262,817	57,352

SHORT TERM INVESTMENTS — 11.9%
UNITED STATES — 11.9%
MONEY MARKET FUNDS — 11.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,979,291	5,979,291
State Street Institutional Liquid Reserves Fund (d)	92,519	92,519

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,071,810)		6,071,810

TOTAL INVESTMENTS(e) — 111.4%
(Cost $83,590,574)		56,793,630
OTHER ASSETS AND LIABILITIES — (11.4)%		(5,790,632)

NET ASSETS — 100.0%		$51,002,998

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	48.1%
Multi-Utilities	29.7
Oil, Gas & Consumable Fuels	7.7
Gas Utilities	5.8
Independent Power Producers & Energy Traders	4.2
Transportation Infrastructure	2.3
Water Utilities	1.3
Road & Rail	0.4
Short Term Investments	11.9
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Iberdrola SA which was Level 2 and part of the Electric Utilities Industry, representing 0.1% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.6%
Alumina, Ltd.	211,793	$272,809
Amcor, Ltd.	89,451	482,040
AMP, Ltd.	63,213	278,177
Australia & New Zealand Banking Group, Ltd.	41,790	762,788
BHP Billiton, Ltd.	93,393	2,969,998
BlueScope Steel, Ltd. (a)	131,711	233,624
Boral, Ltd. (b)	109,858	447,255
Brambles, Ltd.	49,600	228,745
CFS Retail Property Trust (b)	153,230	244,615
Coca-Cola Amatil, Ltd.	64,820	654,813
Commonwealth Bank of Australia	32,690	1,343,029
CSL, Ltd.	19,384	533,423
Fortescue Metals Group, Ltd. (a)	58,038	201,970
Foster’s Group, Ltd.	79,624	379,988
Insurance Australia Group, Ltd.	72,746	209,527
Intoll Group	267,163	234,686
Lend Lease Group	59,727	369,787
Macquarie Group, Ltd.	17,104	536,269
National Australia Bank, Ltd.	41,243	810,980
Newcrest Mining, Ltd.	16,512	489,535
Origin Energy, Ltd.	53,391	673,745
OZ Minerals, Ltd. (a)	296,930	240,770
Qantas Airways, Ltd. (a)	169,408	314,799
QBE Insurance Group, Ltd. (b)	24,583	377,905
Rio Tinto, Ltd. (b)	8,910	501,672
Santos, Ltd.	48,350	514,569
Sonic Healthcare, Ltd. (b)	24,880	219,185
Suncorp-Metway, Ltd.	62,099	421,714
Toll Holdings, Ltd.	68,529	317,199
Transurban Group (b)	57,727	206,739
Wesfarmers, Ltd.	221	5,348
Wesfarmers, Ltd. PPS	12,386	301,196
Westfield Group	40,596	417,645
Westpac Banking Corp.	46,212	828,670
Woodside Petroleum, Ltd.	17,807	629,302
Woolworths, Ltd.	33,190	757,477

		18,411,993

AUSTRIA — 0.3%
Erste Group Bank AG	13,454	434,325
OMV AG	6,818	206,613
Raiffeisen International Bank-Holding AG (a)(b)	9,097	350,891
Telekom Austria AG	13,936	155,936

		1,147,765

BELGIUM — 0.6%
Ageas	107,761	244,325
Anheuser-Busch InBev NV	14,702	715,657
Anheuser-Busch InBev NV — VVPR Strip (a)	8,694	32
Delhaize Group	3,073	224,831
Dexia SA (a)	44,481	157,407
Fortis VVPR Strip (a)	5,332	7
KBC Groep NV (a)	8,820	343,933
Solvay SA	2,724	234,131
UCB SA (b)	4,583	145,030

		2,065,353

BRAZIL — 3.1%
Banco Bradesco SA ADR (b)	56,148	890,507
Companhia de Bebidas das Americas Preference Shares ADR (b)	8,585	867,171
Companhia Energetica de Minas Gerais ADR (b)	47,464	696,297
Companhia Siderurgica Nacional SA ADR	43,091	633,007
Gerdau SA ADR (b)	48,444	638,492
Itau Unibanco Holding SA Preference Shares ADR (b)	87,720	1,579,837
Petroleo Brasileiro SA ADR	80,361	2,394,758
Tele Norte Leste Participacoes SA ADR (b)	17,326	259,197
Vale SA ADR (b)	101,764	2,139,079

		10,098,345

CANADA — 7.7%
Agnico-Eagle Mines, Ltd. (b)	3,088	187,666
Agrium, Inc.	5,053	247,265
Bank of Montreal (b)	16,645	904,420
Bank of Nova Scotia	24,992	1,153,585
Barrick Gold Corp.	26,650	1,211,808
Brookfield Asset Management, Inc. (Class A)	17,026	385,655
Brookfield Properties Corp.	28,493	400,857
Cameco Corp. (b)	11,402	242,922
Canadian Imperial Bank of Commerce (b)	10,330	642,946
Canadian National Railway Co. (b)	15,172	871,071
Canadian Natural Resources, Ltd.	30,957	1,029,230
Canadian Pacific Railway, Ltd. (b)	6,796	364,918
Canadian Tire Corp., Ltd. (Class A)	5,069	253,533
Cenovus Energy, Inc.	21,370	551,017
Enbridge, Inc. (b)	13,905	648,765
EnCana Corp.	22,229	674,411
Enerplus Resources Fund	8,949	192,766
Gildan Activewear, Inc. (a)(b)	11,923	343,109
Goldcorp, Inc.	20,869	915,357
Husky Energy, Inc.	11,525	273,741
IGM Financial, Inc. (b)	9,628	336,321
Imperial Oil, Ltd.	12,929	471,827
Kinross Gold Corp.	13,891	237,911
Loblaw Cos., Ltd.	9,192	333,979
Manulife Financial Corp. (b)	40,501	588,849
National Bank of Canada (b)	8,767	449,220
Nexen, Inc.	11,176	220,228
Onex Corp.	15,503	373,332
Penn West Energy Trust	12,254	234,090
Potash Corp. of Saskatchewan, Inc.	9,044	780,355
Research In Motion, Ltd. (a)	14,074	693,071
Rogers Communications, Inc. (Class B) (b)	13,728	449,310
Royal Bank of Canada (b)	32,875	1,568,496
Shaw Communications, Inc. (b)	14,710	265,366
Shoppers Drug Mart Corp. (b)	9,233	286,031
SNC-Lavalin Group, Inc. (b)	12,114	485,746

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Sun Life Financial, Inc. (b)	16,352	$430,247
Suncor Energy, Inc.	33,541	988,886
Talisman Energy, Inc.	36,010	545,580
Teck Resources, Ltd. (Class B)	20,413	604,716
TELUS Corp. (Non-Voting) (b)	7,454	270,200
Thomson Reuters Corp.	16,160	579,397
TMX Group, Inc. (b)	7,056	184,526
Toronto-Dominion Bank (b)	20,171	1,309,364
TransAlta Corp.	17,585	326,332
TransCanada Corp. (b)	16,717	560,196

		25,068,618

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	14,746	680,970
Enersis SA ADR	29,110	579,580

		1,260,550

CHINA — 2.3%
Bank of China, Ltd.	1,680,760	856,875
Bank of Communications Co., Ltd.	294,000	312,985
China Construction Bank Corp.	1,278,000	1,040,499
China COSCO Holdings Co., Ltd. (a)	309,600	319,255
China Life Insurance Co., Ltd.	232,000	1,032,316
China Petroleum & Chemical Corp.	598,000	487,637
China Shenhua Energy Co., Ltd.	57,500	210,443
China Telecom Corp., Ltd.	684,000	330,267
Huaneng Power International, Inc.	480,000	286,010
Industrial & Commercial Bank of China	1,160,000	852,070
PetroChina Co., Ltd.	602,000	677,981
Ping An Insurance Group Co. of China, Ltd.	61,000	504,080
Tencent Holdings, Ltd.	24,200	405,553
Zijin Mining Group Co., Ltd.	358,000	269,403

		7,585,374

DENMARK — 0.8%
A P Moller — Maersk A/S	57	454,212
Danske Bank A/S (a)	23,844	463,051
DSV A/S	15,326	222,656
Novo-Nordisk A/S (Class B)	14,239	1,156,896
Vestas Wind Systems A/S (a)	6,368	267,334

		2,564,149

FINLAND — 1.1%
Elisa Oyj (a)	9,802	170,732
Fortum Oyj	14,602	323,379
Kesko Oyj (Class B)	5,881	191,833
Kone Oyj (Class B)	10,795	433,179
Metso Oyj	13,247	430,320
Neste Oil Oyj (b)	9,363	137,052
Nokia Oyj (a)	34,019	279,605
Outokumpu Oyj	17,033	259,336
Sampo Oyj (Class A)	15,599	331,892
Stora Enso Oyj	39,755	290,958
UPM-Kymmene Oyj	25,083	335,508
Wartsila Oyj (b)	9,377	430,376
YIT Oyj	1	18

		3,614,188

FRANCE — 6.4%
Accor SA (a)(b)	7,035	329,607
Air France-KLM (a)	18,027	216,926
Air Liquide SA	8,076	825,611
Alcatel-Lucent (a)(b)	141,025	366,558
Alstom SA (b)	6,272	287,943
AXA SA	39,878	622,549
BNP Paribas (b)	24,907	1,365,870
Bouygues SA	6,694	261,768
Cap Gemini SA	4,616	205,217
Carrefour SA	16,657	668,000
Credit Agricole SA (b)	22,413	237,063
Danone SA	15,712	850,657
Essilor International SA	9,729	583,697
France Telecom SA	52,064	911,000
GDF Suez	29,650	853,480
Hermes International (b)	2,841	379,140
L’Oreal SA	7,818	775,391
Lagardere SCA	5,332	167,916
LVMH Moet Hennessy Louis Vuitton SA	6,364	700,093
Neopost SA (b)	2,505	182,599
Pernod — Ricard SA (b)	5,469	428,601
Peugeot SA (a)	12,275	316,726
PPR	4,056	509,488
Publicis Groupe SA (b)	7,006	282,165
Renault SA (a)	12,480	470,603
Sanofi-Aventis	27,224	1,651,661
Schneider Electric SA (b)	7,007	717,872
Societe Generale (b)	16,436	690,543
Sodexo	4,159	233,067
Technip SA	4,327	252,287
Total SA	55,999	2,535,547
Unibail-Rodamco SE	1,909	315,091
Vallourec SA	1,413	247,069
Veolia Environnement (b)	9,771	231,650
Vinci SA	13,973	587,747
Vivendi SA	33,975	699,773

		20,960,975

GERMANY — 5.3%
Adidas AG	9,199	449,306
Allianz SE	12,106	1,213,725
BASF SE	25,205	1,392,709
Bayer AG	20,190	1,137,614
Commerzbank AG (a)(b)	50,033	353,923
Daimler AG (a)	24,674	1,266,956
Deutsche Bank AG	14,794	846,259
Deutsche Boerse AG	7,108	436,026
Deutsche Lufthansa AG (a)	10,953	152,812
Deutsche Post AG	29,244	430,210
Deutsche Telekom AG	81,583	969,631
E.ON AG	49,001	1,331,273
Fresenius Medical Care AG & Co. KGaA	8,223	446,457
Linde AG	3,865	409,559
MAN SE	4,271	355,484

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Merck KGaA	3,022	$222,062
Metro AG	5,391	276,816
Muenchener Rueckversicherungs- Gesellschaft AG	6,311	798,931
RWE AG	13,584	893,850
Salzgitter AG	1,790	107,414
SAP AG	25,531	1,147,091
Siemens AG	22,247	2,017,071
ThyssenKrupp AG	10,721	267,239
TUI AG (a)	29,685	263,582
Volkswagen AG (b)	3,006	257,596
Volkswagen AG Preference Shares	498	44,152

		17,487,748

GREECE — 0.2%
Hellenic Telecommunications Organization SA ADR (a)(b)	35,392	132,366
National Bank of Greece SA ADR (b)	170,561	370,117

		502,483

HONG KONG — 3.6%
Bank of East Asia, Ltd.	190,420	693,246
Cheung Kong Holdings, Ltd.	59,000	684,923
China Merchants Holdings International Co., Ltd.	113,471	378,132
China Mobile, Ltd.	175,000	1,757,382
China Overseas Land & Investment, Ltd.	120,000	226,219
China Resources Enterprise, Ltd.	120,000	446,120
Citic Pacific, Ltd.	120,000	224,678
CNOOC, Ltd.	522,217	897,281
COSCO Pacific, Ltd.	232,594	278,080
Esprit Holdings, Ltd.	48,141	262,430
Hang Lung Properties, Ltd.	120,000	464,612
Henderson Land Development Co., Ltd.	60,950	360,042
Hong Kong & China Gas Co., Ltd.	288,562	716,666
Hong Kong Exchanges and Clearing, Ltd.	46,400	730,516
Hutchison Whampoa, Ltd.	57,000	353,544
Li & Fung, Ltd.	120,000	541,662
Mongolia Energy Co., Ltd. (a)	353,000	124,661
New World Development Co., Ltd.	358,901	589,016
Shangri-La Asia, Ltd.	120,000	223,137
Sun Hung Kai Properties, Ltd.	59,440	819,794
Swire Pacific, Ltd.	57,500	657,172
The Link REIT	150,242	374,295

		11,803,608

HUNGARY — 0.3%
MOL Hungarian Oil and Gas NyRt (a)(b)	3,680	306,755
Richter Gedeon NyRt	3,559	634,625

		941,380

INDIA — 2.2%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	22,960	708,316
HDFC Bank, Ltd. ADR (b)	8,388	1,199,232
ICICI Bank, Ltd. ADR (b)	26,953	974,081
Infosys Technologies, Ltd. ADR (b)	20,139	1,206,528
Reliance Industries, Ltd. GDR (c)	35,594	1,662,240
Tata Motors, Ltd. ADR (b)	79,400	1,364,886

		7,115,283

INDONESIA — 0.7%
Astra International Tbk PT	232,500	1,238,803
Bank Rakyat Indonesia Tbk PT	810,550	831,562
Telekomunikasi Indonesia Tbk PT	328,500	279,035

		2,349,400

IRELAND — 0.1%
CRH PLC	6,380	133,947
Elan Corp. PLC (a)	31,194	142,903

		276,850

ISRAEL — 0.7%
Bank Hapoalim BM (a)	116,077	420,766
Bank Leumi Le-Israel BM (a)	105,982	379,804
Teva Pharmaceutical Industries, Ltd. ADR	27,093	1,408,565

		2,209,135

ITALY — 2.0%
Assicurazioni Generali SpA	27,744	490,384
Atlantia SpA	18,183	324,954
Banca Monte dei Paschi di Siena SpA (a)(b)	175,442	200,930
Banca Popolare di Milano Scarl	46,065	191,986
Enel SpA (b)	162,703	695,539
Eni SpA	66,348	1,234,486
Fiat SpA (a)	42,994	448,429
Finmeccanica SpA	13,170	137,767
Intesa Sanpaolo SpA	222,372	595,158
Mediaset SpA	33,613	193,099
Mediobanca SpA (a)	18,988	143,272
Pirelli & C. SpA (a)	781,131	435,826
Saipem SpA	11,976	370,109
Telecom Italia SpA (a)	391,066	435,905
UBI Banca ScpA	27,942	243,006
UniCredit SpA	143,836	324,004

		6,464,854

JAPAN — 15.9%
Aeon Co., Ltd. (b)	17,500	186,886
Aisin Seiki Co., Ltd.	12,300	335,543
Asahi Breweries, Ltd. (b)	17,900	304,840
Asahi Glass Co., Ltd. (b)	60,000	571,590
Asahi Kasei Corp.	60,000	316,646
Astellas Pharma, Inc.	17,300	584,552
Bridgestone Corp. (b)	17,900	286,028
Canon, Inc.	23,200	873,048
Central Japan Railway Co.	57	472,799
Chubu Electric Power Co., Inc.	23,800	592,243
Credit Saison Co., Ltd. (b)	17,200	182,516
Daiichi Sankyo Co., Ltd.	23,900	429,438
Daikin Industries, Ltd.	18,100	559,834
Daiwa Securities Group, Inc.	58,000	247,757
Denso Corp. (b)	12,000	335,767
East Japan Railway Co. (b)	12,000	804,159
Eisai Co., Ltd. (b)	6,000	200,362

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Electric Power Development Co., Ltd.	6,000	$190,801
Elpida Memory, Inc. (a)(b)	23,600	370,975
Fanuc, Ltd.	6,000	687,535
FUJIFILM Holdings Corp.	18,100	529,357
Fujitsu, Ltd. (b)	60,000	380,382
Furukawa Electric Co., Ltd. (b)	60,000	265,793
Hankyu Hanshin Holdings, Inc.	60,000	265,793
Hitachi, Ltd. (a)(b)	119,000	435,710
Hokuhoku Financial Group, Inc. (b)	120,000	222,398
Honda Motor Co., Ltd. (b)	40,700	1,194,462
Hoya Corp.	12,000	258,470
Inpex Holdings, Inc.	57	320,138
ITOCHU Corp.	60,500	482,004
Japan Real Estate Investment Corp.	57	467,002
Japan Retail Fund Investment Corp. (b)	240	293,999
Japan Tobacco, Inc.	123	386,000
JFE Holdings, Inc.	18,100	568,629
JS Group Corp.	11,700	225,564
JSR Corp.	12,000	204,226
JX Holdings, Inc. (a)	103,608	511,659
Kajima Corp. (b)	60,000	137,643
Kamigumi Co., Ltd.	61,000	471,511
KDDI Corp.	60	287,829
Keihin Electric Express Railway Co., Ltd. (b)	59,423	527,145
Kintetsu Corp. (b)	119,000	364,437
Kobe Steel, Ltd.	120,000	231,891
Komatsu, Ltd.	30,200	552,193
Konica Minolta Holdings, Inc.	30,000	292,575
Kubota Corp.	57,000	443,169
Kyocera Corp.	6,000	492,259
Makita Corp.	5,800	156,978
Marubeni Corp.	61,000	317,787
Marui Group Co., Ltd. (b)	35,900	244,634
Mitsubishi Chemical Holdings Corp. (b)	60,000	277,319
Mitsubishi Corp.	40,600	855,220
Mitsubishi Electric Corp.	60,000	474,630
Mitsubishi Estate Co., Ltd.	59,618	840,136
Mitsubishi Heavy Industries, Ltd. (b)	119,000	415,539
Mitsubishi UFJ Financial Group, Inc.	232,500	1,064,103
Mitsui & Co., Ltd.	57,800	688,453
Mitsui Chemicals, Inc. (b)	60,000	170,189
Mitsui Mining & Smelting Co., Ltd. (b)	123,000	329,427
Mizuho Financial Group, Inc. (b)	326,400	542,217
MS&AD Insurance Group Holdings, Inc.	18,200	394,686
Murata Manufacturing Co., Ltd.	6,000	289,863
NEC Corp. (b)	60,000	157,984
Nidec Corp. (b)	6,000	508,532
Nippon Steel Corp.	173,000	578,687
Nippon Telegraph & Telephone Corp.	11,900	489,502
Nippon Yusen KK	60,000	221,720
Nissan Motor Co., Ltd. (a)(b)	59,800	423,040
Nitto Denko Corp.	11,900	395,232
NKSJ Holdings, Inc. (a)	56,938	340,380
Nomura Holdings, Inc.	65,200	360,298
NTT Data Corp.	60	223,754
NTT DoCoMo, Inc.	482	732,614
Obayashi Corp.	60,000	240,705
ORIX Corp. (b)	6,640	487,739
Osaka Gas Co., Ltd.	119,000	430,331
Panasonic Corp.	59,600	755,692
Resona Holdings, Inc. (b)	17,900	220,690
Rohm Co., Ltd.	6,100	370,177
Secom Co., Ltd.	6,000	268,166
Seven & I Holdings Co., Ltd.	23,000	532,049
Sharp Corp.	60,000	641,428
Shin-Etsu Chemical Co., Ltd.	11,900	561,448
Softbank Corp.	23,500	629,659
Sony Corp.	29,000	780,958
Sumitomo Chemical Co., Ltd. (b)	60,000	235,281
Sumitomo Corp.	29,900	303,089
Sumitomo Electric Industries, Ltd.	23,900	282,781
Sumitomo Metal Industries, Ltd.	120,000	275,285
Sumitomo Mitsui Financial Group, Inc.	17,900	513,394
T&D Holdings, Inc.	5,850	126,864
Takeda Pharmaceutical Co., Ltd.	23,200	1,001,514
TDK Corp. (b)	6,000	333,258
Teijin, Ltd.	119,000	357,713
Terumo Corp.	11,900	575,568
The 77 Bank, Ltd. (b)	120,697	653,338
The Bank of Yokohama, Ltd.	60,000	277,319
The Chiba Bank, Ltd.	57,000	347,192
The Joyo Bank, Ltd.	60,000	239,349
The Kansai Electric Power Co., Inc.	28,900	705,762
The Shizuoka Bank, Ltd. (b)	57,000	501,141
The Sumitomo Trust & Banking Co., Ltd.	60,000	309,866
The Tokyo Electric Power Co., Inc.	41,700	1,136,159
Tokio Marine Holdings, Inc.	17,900	475,769
Tokyo Electron, Ltd.	6,000	329,190
Tokyo Gas Co., Ltd.	119,000	544,638
Tokyu Corp.	60,000	245,451
Toppan Printing Co., Ltd. (b)	60,000	480,732
Toray Industries, Inc. (b)	60,000	290,202
Toshiba Corp. (a)	60,000	301,729
Toyota Motor Corp.	70,100	2,439,914
Toyota Tsusho Corp.	18,700	270,917
West Japan Railway Co.	119	437,055
Yahoo! Japan Corp. (b)	777	313,030
Yamada Denki Co., Ltd. (b)	3,510	231,250
Yamaha Corp.	23,000	238,083
Yamaha Motor Co., Ltd. (a)(b)	23,900	320,053

		51,850,409

LUXEMBOURG — 0.2%
ArcelorMittal (b)	19,584	536,262

MEXICO — 1.0%
America Movil SAB de CV	530,818	1,260,674
Cemex SAB de CV (a)(b)	384,065	373,799

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Fomento Economico Mexicano SAB de CV	55,818	$242,647
Grupo Financiero Banorte SAB de CV	124,419	473,171
Grupo Modelo SAB de CV	70,971	351,870
Grupo Televisa SA de CV (Series CPO) (b)	110,015	385,946
Telefonos de Mexico SA de CV (b)	417,359	297,688

		3,385,795

NETHERLANDS — 2.3%
Aegon NV (a)	16,677	90,494
Akzo Nobel NV (b)	9,080	478,306
ASML Holding NV	14,325	401,205
European Aeronautic Defence and Space Co. NV (a)(b)	14,040	290,123
Heineken NV (b)	7,581	323,802
ING Groep NV (a)	73,311	554,597
James Hardie Industries SE (a)	73,621	389,894
Koninklijke (Royal) KPN NV	57,122	732,923
Koninklijke Ahold NV	38,904	484,398
Koninklijke DSM NV	7,759	312,206
Koninklijke Philips Electronics NV	34,591	1,047,399
Reed Elsevier NV	28,975	323,718
SBM Offshore NV	11,980	173,230
TNT NV	15,066	383,481
Unilever NV	48,380	1,335,736
Wolters Kluwer NV	13,860	267,814

		7,589,326

NORWAY — 0.6%
DnB NOR ASA	78,231	759,676
Norsk Hydro ASA (b)	55,607	254,386
StatoilHydro ASA	27,871	541,721
Telenor ASA	23,137	294,054
Yara International ASA (b)	5,928	168,638

		2,018,475

POLAND — 0.1%
Telekomunikacja Polska SA GDR (b)	78,689	333,193

PORTUGAL — 0.2%
Banco Comercial Portugues SA (b)	242,017	183,797
Portugal Telecom, SGPS SA	44,753	448,411

		632,208

RUSSIA — 1.2%
LUKOIL ADR	17,709	912,013
Mechel OAO ADR	28,618	519,131
OAO Gazprom ADR	70,907	1,353,615
OJSC Mobile TeleSystems ADR	27,915	534,851
Tatneft ADR (d)	22,135	624,207
Tatneft ADR (d)	989	27,890

		3,971,707

SINGAPORE — 1.3%
CapitaLand, Ltd.	119,000	306,855
DBS Group Holdings, Ltd.	59,500	583,024
Fraser and Neave, Ltd.	117,000	431,595
Singapore Exchange, Ltd. (b)	119,000	629,905
Singapore Press Holdings, Ltd. (b)	179,000	485,932
Singapore Telecommunications, Ltd.	477,000	1,038,665
United Overseas Bank, Ltd. (b)	60,470	849,811

		4,325,787

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	4,717	448,576
AngloGold Ashanti, Ltd.	12,423	537,950
Discovery Holdings, Ltd.	1	5
FirstRand, Ltd.	116,779	275,122
Gold Fields, Ltd.	28,279	382,916
Harmony Gold Mining Co., Ltd.	24,680	262,067
Impala Platinum Holdings, Ltd.	17,937	421,177
MTN Group, Ltd.	42,441	559,177
Naspers, Ltd.	12,281	416,373
Sanlam, Ltd.	114,849	342,488
Sasol, Ltd.	17,976	643,926
Standard Bank Group, Ltd.	37,487	500,704
Telkom SA, Ltd.	19,501	96,032

		4,886,513

SOUTH KOREA — 3.2%
Hana Financial Group, Inc.	18,980	510,238
Hyundai Development Co.	9,250	208,169
Hyundai Heavy Industries	1,771	340,587
Hyundai Mobis	4,707	797,362
Hyundai Motor Co.	3,786	447,703
KB Financial Group, Inc.	13,312	517,462
Kia Motors Corp.	39,740	1,063,449
Korea Electric Power Corp. ADR (a)	16,840	216,899
KT Corp. ADR (b)	12,109	232,130
KT&G Corp.	4,600	226,619
LG Electronics, Inc.	4,600	353,856
NHN Corp. (a)	1,615	242,521
POSCO ADR (b)	8,758	826,055
Samsung C&T Corp.	8,297	353,753
Samsung Electronics Co., Ltd. GDR (a)(c)	5,824	1,844,752
Samsung Electronics Co., Ltd. GDR (c)	10	3,168
Samsung Fire & Marine Insurance Co., Ltd.	1,698	271,660
Samsung Heavy Industries Co., Ltd.	13,070	247,075
Samsung Securities Co., Ltd. (a)	5,374	240,122
Shinhan Financial Group Co., Ltd.	10,374	387,550
Shinsegae Co., Ltd.	451	195,980
SK Energy Co., Ltd.	4,137	372,408
SK Holdings Co., Ltd.	3,621	258,989
SK Telecom Co., Ltd. ADR	13,936	205,277

		10,363,784

SPAIN — 2.8%
Abertis Infraestructuras SA	20,743	300,832
Acciona SA (b)	2,318	178,281
Acerinox SA	20,712	325,499
ACS, Actividades de Construccion y Servicios SA (b)	10,141	375,011
Banco Bilbao Vizcaya Argentaria SA (b)	68,268	720,148

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Banco Popular Espanol SA (b)	55,890	$288,010
Banco Santander SA	178,065	1,906,298
Ferrovial SA (b)	31,931	209,251
Gamesa Corp. Tecnologica SA (b)	12,109	105,280
Gas Natural SDG SA (b)	18,675	272,213
Iberdrola SA	102,038	578,937
Indra Sistemas SA (b)	25,354	409,320
Industria de Diseno Textil SA	9,268	534,526
Mapfre Common Stock (b)	2,074	5,706
Mapfre SA (b)(e)	64,308	176,919
Repsol YPF SA	26,443	539,780
Telefonica SA	118,286	2,210,275

		9,136,286

SWEDEN — 2.2%
Assa Abloy AB (Class B) (b)	15,619	315,511
Atlas Copco AB (Class B) (b)	35,931	479,726
Hennes & Mauritz AB (Class B) (b)	25,990	720,052
Husqvarna AB (Class B) (b)	72,446	439,312
Nordea Bank AB	92,452	771,027
Sandvik AB (b)	32,182	397,416
Securitas AB (Class B) (b)	19,410	177,339
Skandinaviska Enskilda Banken AB (Class A) (b)	93,009	499,586
Skanska AB (Class B) (b)	19,348	282,438
SKF AB (Class B) (b)	18,809	341,279
Svenska Handelsbanken AB (Class A)	16,532	408,308
Tele2 AB (Class B) (b)	24,102	362,986
Telefonaktiebolaget LM Ericsson (Class B) (b)	85,163	954,828
TeliaSonera AB (b)	57,126	369,609
Volvo AB ADR (Class A) (a)	52,242	558,872

		7,078,289

SWITZERLAND — 5.9%
ABB, Ltd. (a)	57,881	1,018,225
Adecco SA	4,817	231,168
Credit Suisse Group AG (a)	25,483	967,000
Geberit AG	1,787	279,232
Givaudan SA	471	402,491
Holcim, Ltd.	7,533	508,906
Kuehne & Nagel International AG	5,870	608,584
Logitech International SA (a)(b)	21,652	296,363
Nestle SA	105,564	5,110,067
Nobel Biocare Holding AG	9,711	168,401
Novartis AG	55,116	2,688,461
Roche Holding AG	18,936	2,618,220
SGS SA	249	337,588
Swiss Reinsurance Co., Ltd.	8,136	337,331
Syngenta AG	3,301	767,126
The Swatch Group AG	1,938	550,839
UBS AG (a)	83,242	1,116,223
Xstrata PLC	41,153	545,994
Zurich Financial Services AG	3,767	836,645

		19,388,864

TAIWAN — 2.1%
AU Optronics Corp. ADR (b)	79,363	704,743
Hon Hai Precision Industry Co., Ltd. GDR (a)(d)	242,550	1,775,466
Hon Hai Precision Industry Co., Ltd. GDR (a)(d)	106,451	779,221
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,817	2,379,654
United Microelectronics Corp. ADR (a)(b)	428,826	1,247,884

		6,886,968

THAILAND — 0.5%
Bangkok Bank PCL	349,376	1,380,677
PTT PCL	48,777	370,458

		1,751,135

TURKEY — 0.3%
Akbank TAS	133,712	646,074
Turkiye Is Bankasi (d)	98,514	308,002

		954,076

UNITED KINGDOM — 14.5%
3i Group PLC	70,175	279,375
Anglo American PLC (a)	38,250	1,345,092
AstraZeneca PLC	38,557	1,828,040
BAE Systems PLC	91,719	430,187
Barclays PLC	277,527	1,123,345
BG Group PLC	94,373	1,420,385
BHP Billiton PLC	46,561	1,222,182
BP PLC	518,408	2,473,355
British American Tobacco PLC	51,315	1,640,240
British Land Co. PLC	61,830	402,946
British Sky Broadcasting Group PLC	38,542	403,927
BT Group PLC	92,896	180,815
Burberry Group PLC	47,882	545,510
Capita Group PLC	25,061	277,829
Centrica PLC	180,194	799,868
Cobham PLC	83,242	265,640
Compass Group PLC	72,082	552,150
Diageo PLC	73,957	1,172,858
Experian PLC	42,143	369,474
FirstGroup PLC	52,069	284,804
G4S PLC	62,486	249,886
GlaxoSmithKline PLC	134,376	2,297,885
Hammerson PLC	53,373	274,449
HSBC Holdings PLC	449,339	4,135,716
ICAP PLC	65,140	394,891
Imperial Tobacco Group PLC	27,632	776,782
Inchcape PLC (a)	43	158
Intercontinental Hotels Group PLC	29,125	463,190
International Power PLC	48,926	219,814
J Sainsbury PLC	54,753	263,360
Land Securities Group PLC	29,206	244,037
Lloyds Banking Group PLC (a)	281,988	226,551
Marks & Spencer Group PLC	50,095	248,674
National Grid PLC	114,524	841,276
Next PLC	10,027	301,378
Old Mutual PLC	355,336	550,224
Pearson PLC	26,927	357,735
Prudential PLC	36,436	277,193

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Reckitt Benckiser Group PLC	19,092	$894,609
Reed Elsevier PLC	39,209	292,716
Rio Tinto PLC	34,878	1,548,991
Rolls-Royce Group PLC (a)	55,239	464,867
Royal Bank of Scotland Group PLC (a)	658,782	408,335
Royal Dutch Shell PLC (Class A)	99,009	2,519,645
Royal Dutch Shell PLC (Class B)	72,064	1,758,461
RSA Insurance Group PLC	97,763	174,931
SABMiller PLC	25,118	709,868
Scottish & Southern Energy PLC	28,828	482,620
Severn Trent PLC	17,371	319,921
Smith & Nephew PLC	37,353	355,141
Smiths Group PLC	15,130	242,658
Standard Chartered PLC	30,626	751,898
Standard Life PLC	91,569	239,058
Tesco PLC	215,611	1,225,948
The Sage Group PLC	56,973	197,409
Tomkins PLC	133,797	453,994
Tullow Oil PLC	5,902	88,565
Unilever PLC	36,737	989,869
United Utilities Group PLC	26,249	206,370
Vodafone Group PLC	1,394,939	2,904,014
Whitbread PLC	21,090	444,578
Wolseley PLC (a)	14,917	298,829
WPP PLC	37,586	357,357

		47,471,873

TOTAL COMMON STOCKS —
(Cost $404,020,937)		324,489,001

RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Bank of Communications Co., Ltd.(expiring 07/09/10) (a)	44,100	17,669

NORWAY — 0.0% (f)
Norsk Hydro ASA (expiring 07/09/10) (a)(b)	16,923	8,744

SPAIN — 0.0% (f)
Iberdrola SA (expired 06/28/10) (a)(e)	111,006	24,224

TOTAL RIGHTS —
(Cost $26,030)		50,637

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Henderson Land Development (expiring 06/01/11) (a)	12,800	2,170

ITALY — 0.0% (f)
Mediobanca Spa (expiring 3/18/11) (a)	15,365	623
UBI Banca ScpA (expiring 6/30/11) (a)	21,885	439

		1,062

TOTAL WARRANTS —
(Cost $0)		3,232

SHORT TERM INVESTMENTS — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigators Securities Lending Prime Portfolio (g)(h)	25,337,271	25,337,271
State Street Institutional Liquid Reserves Fund (g)	701,172	701,172

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,038,443)		26,038,443

TOTAL INVESTMENTS — 107.2%
(Cost $430,085,410)		350,581,313
OTHER ASSETS AND LIABILITIES — (7.2)%		(23,619,244)

NET ASSETS — 100.0%		$326,962,069

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	15.1%
Oil, Gas & Consumable Fuels	10.3
Metals & Mining	7.2
Pharmaceuticals	5.8
Insurance	3.7
Diversified Telecommunication Services	3.4
Automobiles	3.0
Wireless Telecommunication Services	2.8
Chemicals	2.7
Food Products	2.5
Machinery	2.4
Electric Utilities	2.3
Semiconductors & Semiconductor Equipment	2.1
Food & Staples Retailing	2.0
Beverages	1.9
Real Estate Management & Development	1.9
Capital Markets	1.7
Electronic Equipment, Instruments & Components	1.7
Media	1.7
Industrial Conglomerates	1.6
Road & Rail	1.4
Electrical Equipment	1.2
Multi-Utilities	1.2
Trading Companies & Distributors	1.1
Diversified Financial Services	1.0
Construction & Engineering	0.9
Household Durables	0.9
Real Estate Investment Trusts	0.9
Textiles, Apparel & Luxury Goods	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.8
Auto Components	0.7
Communications Equipment	0.7
Transportation Infrastructure	0.7
Building Products	0.6
Construction Materials	0.6
Gas Utilities	0.6
IT Services	0.6
Aerospace & Defense	0.5
Health Care Equipment & Supplies	0.5
Independent Power Producers & Energy Traders	0.5
Marine	0.5
Multiline Retail	0.5
Specialty Retail	0.5
Commercial Services & Supplies	0.4
Office Electronics	0.4
Professional Services	0.4
Software	0.4
Air Freight & Logistics	0.3
Computers & Peripherals	0.3
Household Products	0.3
Internet Software & Services	0.3
Airlines	0.2
Biotechnology	0.2
Consumer Finance	0.2
Distributors	0.2
Energy Equipment & Services	0.2
Health Care Providers & Services	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Water Utilities	0.1
Short Term Investments	8.0
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Mapfre SA which was Level 2 and part of the Insurance Industry and Iberdrola SA which was Level 2 and part of the Electric Utilities Industry, both representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	3,880	$51,871

AIRLINES — 0.2%
All Nippon Airways Co., Ltd. (a)	11,000	35,179

AUTO COMPONENTS — 2.6%
Aisin Seiki Co., Ltd.	1,168	31,863
Bridgestone Corp. (b)	3,903	62,367
Denso Corp. (b)	2,747	76,863
FCC Co., Ltd. (b)	884	16,673
Futaba Industrial Co., Ltd. (a)(b)	508	3,864
Keihin Corp.	556	9,733
NGK Spark Plug Co., Ltd.	2,160	27,168
NHK Spring Co., Ltd.	1,340	12,387
Nifco, Inc.	1,028	21,468
Nissin Kogyo Co., Ltd. (b)	616	9,077
NOK Corp.	1,116	17,971
Showa Corp. (a)	2,112	11,934
Stanley Electric Co., Ltd.	744	12,469
Sumitomo Rubber Industries, Inc. (b)	1,908	16,991
Tokai Rika Co., Ltd.	120	2,102
Toyo Tire & Rubber Co., Ltd. (b)	2,851	6,121
Toyota Boshoku Corp.	100	1,479
Toyota Industries Corp.	1,172	30,078

		370,608

AUTOMOBILES — 6.9%
Daihatsu Motor Co., Ltd.	1,464	13,732
Fuji Heavy Industries, Ltd. (a)(b)	6,347	34,428
Honda Motor Co., Ltd. (b)	8,674	254,564
Isuzu Motors, Ltd.	9,651	29,447
Mazda Motor Corp. (b)	6,123	14,531
Mitsubishi Motors Corp. (a)(b)	27,173	34,699
Nissan Motor Co., Ltd. (a)	11,862	83,915
Suzuki Motor Corp.	2,192	43,523
Toyota Motor Corp.	13,477	469,083
Yamaha Motor Co., Ltd. (a)(b)	1,316	17,623

		995,545

BEVERAGES — 1.1%
Asahi Breweries, Ltd. (b)	2,584	44,006
Ito En, Ltd.	1,556	23,914
Kirin Holdings Co., Ltd. (b)	6,207	78,701
Takara Holdings, Inc. (b)	2,479	12,635

		159,256

BUILDING PRODUCTS — 1.4%
Aica Kogyo Co., Ltd.	2,284	24,340
Asahi Glass Co., Ltd. (b)	6,299	60,007
Daikin Industries, Ltd.	1,532	47,385
JS Group Corp.	1,872	36,090
TOTO, Ltd. (b)	4,444	29,881

		197,703

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc.	8,482	36,232
JAFCO Co., Ltd.	312	7,006
Mizuko Securities Co., Ltd.	5,587	12,628
Nomura Holdings, Inc.	16,476	91,047
OKASAN SECURITIES GROUP, Inc.	3,107	12,219
SBI Holdings, Inc.	160	20,269
Tokai Tokyo Financial Holdings, Inc.	3,967	15,780

		195,181

CHEMICALS — 4.3%
Asahi Kasei Corp.	5,859	30,920
Daicel Chemical Industries, Ltd.	2,055	14,027
DIC Corp.	6,391	9,967
Hitachi Chemical Co., Ltd. (b)	976	18,353
JSR Corp.	1,360	23,146
Kaneka Corp.	3,224	18,909
Kansai Paint Co., Ltd.	4,092	35,376
Kuraray Co., Ltd.	3,471	41,264
Mitsubishi Chemical Holdings Corp. (b)	6,623	30,611
Mitsubishi Gas Chemical Co., Inc.	3,268	16,065
Mitsui Chemicals, Inc. (b)	4,843	13,737
Nissan Chemical Industries, Ltd.	2,416	27,412
Nitto Denko Corp.	784	26,039
Shin-Etsu Chemical Co., Ltd.	2,420	114,177
Showa Denko K.K.	6,723	12,308
Sumitomo Chemical Co., Ltd. (b)	8,674	34,014
Taiyo Nippon Sanso Corp.	4,180	33,585
Teijin, Ltd.	7,367	22,145
Tokai Carbon Co., Ltd.	1,828	8,676
Toray Industries, Inc. (b)	7,758	37,523
Tosoh Corp.	5,599	14,679
Ube Industries, Ltd.	8,543	20,467
Zeon Corp. (b)	3,132	18,511

		621,911

COMMERCIAL BANKS — 8.0%
Chuo Mitsui Trust Holdings, Inc. (b)	5,981	21,358
Fukuoka Financial Group, Inc. (b)	7,000	29,427
Hokuhoku Financial Group, Inc. (b)	9,658	17,899
Mitsubishi UFJ Financial Group, Inc.	60,500	276,896
Mizuho Financial Group, Inc. (b)	75,000	124,590
Mizuho Trust & Banking Co., Ltd. (a)(b)	10,370	9,024
Resona Holdings, Inc. (b)	3,200	39,453
Shinsei Bank, Ltd. (a)(b)	9,726	8,353
Sumitomo Mitsui Financial Group, Inc.	5,600	160,615
Suruga Bank, Ltd.	1,496	13,711
The 77 Bank, Ltd. (b)	3,803	20,586
The Awa Bank, Ltd. (b)	3,731	23,148
The Bank of Kyoto, Ltd.	1,916	15,893
The Bank of Yokohama, Ltd.	7,947	36,731
The Chiba Bank, Ltd.	6,063	36,930
The Chugoku Bank, Ltd.	1,504	17,846
The Hachijuni Bank, Ltd.	4,719	26,717
The Hiroshima Bank, Ltd. (b)	5,811	23,378
The Hyakugo Bank, Ltd.	5,147	22,277
The Iyo Bank, Ltd. (b)	4,180	39,112
The Joyo Bank, Ltd.	5,155	20,564
The Juroku Bank, Ltd.	4,883	17,437
The Musashino Bank, Ltd.	520	15,032
The Nanto Bank, Ltd. (b)	3,391	17,551

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

The Nishi-Nippon City Bank, Ltd.	7,799	$22,562
The Shizuoka Bank, Ltd. (b)	3,363	29,567
The Sumitomo Trust & Banking Co., Ltd.	9,634	49,754
Yamaguchi Financial Group, Inc.	2,076	20,012

		1,156,423

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Aeon Delight Co., Ltd. (b)	200	3,919
Dai Nippon Printing Co., Ltd. (b)	3,739	43,648
Daiseki Co., Ltd. (b)	400	8,385
Nissha Printing Co., Ltd. (b)	236	6,403
Park24 Co., Ltd. (b)	1,100	11,884
Secom Co., Ltd.	1,368	61,142
Toppan Printing Co., Ltd. (b)	4,299	34,444

		169,825

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,426

COMPUTERS & PERIPHERALS — 1.7%
Fujitsu, Ltd. (b)	11,498	72,894
NEC Corp. (b)	12,918	34,014
Seiko Epson Corp.	1,276	16,626
Toshiba Corp. (a)(b)	23,633	118,846

		242,380

CONSTRUCTION & ENGINEERING — 1.1%
Chiyoda Corp.	1,688	12,456
COMSYS Holdings Corp. (b)	2,000	18,081
JGC Corp.	2,460	37,919
Kajima Corp.	7,595	17,423
Maeda Corp. (b)	4,855	12,784
Obayashi Corp. (b)	5,679	22,783
Shimizu Corp.	4,559	15,765
Taisei Corp. (b)	9,995	20,218

		157,429

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)	9,607	12,268

CONSUMER FINANCE — 0.6%
Acom Co., Ltd.	12	157
Aeon Credit Service Co., Ltd.	1,040	9,343
Aiful Corp. (a)(b)	1,331	1,609
Credit Saison Co., Ltd. (b)	1,264	13,413
Orient Corp. (a)(b)	4,501	3,510
ORIX Corp. (b)	626	45,982
Promise Co., Ltd. (b)	764	5,206
Takefuji Corp. (b)	1,054	3,109

		82,329

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd.	1,048	15,503

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc. (b)	992	14,069

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	628	28,636

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Nippon Telegraph & Telephone Corp.	6,300	259,148

ELECTRIC UTILITIES — 4.6%
Chubu Electric Power Co., Inc.	3,963	98,616
Hokkaido Electric Power Co., Inc.	1,328	28,664
Hokuriku Electric Power Co. (b)	1,412	31,052
Kyushu Electric Power Co., Inc.	2,376	53,432
Shikoku Electric Power Co., Inc. (b)	1,572	45,051
The Chugoku Electric Power Co., Inc. (b)	1,748	36,129
The Kansai Electric Power Co., Inc.	4,811	117,489
The Okinawa Electric Power Co., Inc.	136	6,908
The Tokyo Electric Power Co., Inc.	6,767	184,374
Tohoku Electric Power Co., Inc.	2,843	61,204

		662,919

ELECTRICAL EQUIPMENT — 2.3%
Fuji Electric Holdings Co., Ltd. (b)	6,099	17,851
Fujikura, Ltd.	4,107	18,147
Furukawa Electric Co., Ltd. (b)	3,899	17,272
Mitsubishi Electric Corp.	11,974	94,720
Nidec Corp. (b)	964	81,704
Panasonic Electric Works, Co., Ltd.	4,151	41,327
Sumitomo Electric Industries, Ltd.	3,887	45,991
Ushio, Inc.	1,136	17,742

		334,754

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)(b)	1,868	16,233
Canon Electronics, Inc.	100	2,281
Citizen Holdings Co., Ltd.	3,103	19,251
FUJIFILM Holdings Corp.	2,927	85,604
Hamamatsu Photonics K.K. (b)	668	18,759
Hirose Electric Co., Ltd. (b)	408	37,669
Hitachi, Ltd. (a)(b)	16,933	61,999
Horiba, Ltd.	504	13,601
Hoya Corp.	2,732	58,845
Ibiden Co., Ltd. (b)	996	27,238
Keyence Corp. (b)	440	102,778
Kyocera Corp.	992	81,387
Murata Manufacturing Co., Ltd.	1,328	64,156
Nippon Electric Glass Co., Ltd.	1,548	17,983
Oki Electric Industry Co., Ltd. (a)	12,166	10,586
OMRON Corp.	1,480	32,681
Shimadzu Corp. (b)	3,312	25,227
TDK Corp. (b)	996	55,321
Yaskawa Electric Corp.	1,604	12,054
Yokogawa Electric Corp. (b)	1,864	11,733

		755,386

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd. (b)	4,503	48,089
Cawachi, Ltd.	548	10,336
FamilyMart Co., Ltd. (b)	952	31,586
Izumiya Co., Ltd.	2,740	11,890
Lawson, Inc. (b)	400	17,561
Seven & I Holdings Co., Ltd.	4,639	107,312
UNY Co., Ltd.	2,000	15,369

		242,143

FOOD PRODUCTS — 1.0%
Ajinomoto Co., Inc.	4,003	36,506

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Hokuto Corp.	500	$9,911
Kikkoman Corp.	2,256	23,812
MEIJI Holdings Co., Ltd. (a)(b)	400	16,454
Nissin Food Products Co., Ltd. (b)	640	23,614
Sakata Seed Corp. (b)	1,584	20,639
Yakult Honsha Co., Ltd. (b)	464	12,715

		143,651

GAS UTILITIES — 1.0%
Osaka Gas Co., Ltd.	13,150	47,553
Saibu Gas Co., Ltd.	10,273	28,907
Tokyo Gas Co., Ltd.	13,873	63,494

		139,954

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Nakanishi, Inc.	200	17,155
Olympus Corp. (b)	492	11,787
Sysmex Corp.	200	11,436
Terumo Corp.	956	46,239

		86,617

HEALTH CARE PROVIDERS & SERVICES — 0.4%
MEDIPAL HOLDINGS Corp.	1,192	14,251
Miraca Holdings, Inc.	636	19,183
Suzuken Co., Ltd. (b)	632	21,255

		54,689

HOTELS, RESTAURANTS & LEISURE — 0.3%
Oriental Land Co., Ltd. (b)	404	33,830
Round One Corp. (b)	800	4,430

		38,260

HOUSEHOLD DURABLES — 3.5%
Casio Computer Co., Ltd. (b)	2,248	13,667
Funai Electric Co., Ltd.	495	17,956
Haseko Corp. (a)(b)	9,139	7,333
Panasonic Corp.	11,981	151,912
Pioneer Corp. (a)(b)	2,260	7,611
Sangetsu Co., Ltd.	176	3,674
Sanyo Electric Co., Ltd. (a)(b)	11,422	14,844
Sekisui Chemical Co., Ltd.	3,079	19,415
Sekisui House, Ltd.	3,679	31,763
Sharp Corp.	5,519	59,001
Sony Corp.	6,311	169,953
Sumitomo Forestry Co., Ltd.	1,268	10,202

		507,331

HOUSEHOLD PRODUCTS — 0.3%
Uni-Charm Corp. (b)	344	38,991

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd.	840	26,712

INDUSTRIAL CONGLOMERATES — 0.4%
Hankyu Hanshin Holdings, Inc. (b)	8,486	37,592
Keihan Electric Railway Co., Ltd. (b)	5,747	23,965

		61,557

INSURANCE — 1.9%
MS&AD Insurance Group Holdings, Inc.	3,736	81,019
NKSJ Holdings, Inc. (a)	9,000	53,803
T&D Holdings, Inc.	1,310	28,409
Tokio Marine Holdings, Inc.	3,947	104,908

		268,139

INTERNET & CATALOG RETAIL — 0.4%
DeNA Co., Ltd.	600	15,894
Rakuten, Inc.	51	36,943

		52,837

INTERNET SOFTWARE & SERVICES — 0.3%
Yahoo! Japan Corp. (b)	106	42,704

IT SERVICES — 0.7%
CSK Holdings Corp. (a)(b)	756	3,187
IT Holdings Corp.	832	9,957
Itochu Techno-Solutions Corp.	608	22,330
Net One Systems Co., Ltd.	15	19,494
Nomura Research Institute, Ltd.	300	6,417
NTT Data Corp.	8	29,834
Otsuka Corp.	112	7,202
TKC Corp.	400	7,051

		105,472

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Namco Bandai Holdings, Inc.	2,332	20,635
Nikon Corp. (b)	1,940	34,003
Roland Corp.	300	3,617
Sankyo Co., Ltd.	640	29,111
Sega Sammy Holdings, Inc. (b)	2,131	30,873
Shimano, Inc.	592	25,623
Yamaha Corp.	1,292	13,374

		157,236

MACHINERY — 5.2%
Amada Co., Ltd.	1,527	10,181
Amano Corp. (b)	1,336	10,825
Fanuc, Ltd.	1,180	135,215
Fuji Machine Manufacturing Co., Ltd.	100	1,824
Glory, Ltd.	1,044	22,959
Hitachi Construction Machinery Co., Ltd.	100	1,871
IHI Corp.	10,311	16,663
JTEKT Corp.	1,508	14,196
Kawasaki Heavy Industries, Ltd. (b)	8,978	22,016
Komatsu, Ltd.	5,539	101,278
Komori Corp.	788	7,658
Kubota Corp.	3,663	28,480
Kurita Water Industries, Ltd. (b)	976	26,978
Makita Corp.	976	26,416
Minebea Co., Ltd.	3,255	18,282
Mitsubishi Heavy Industries, Ltd.	18,676	65,215
Mitsui Engineering & Shipbuilding Co., Ltd. (b)	6,567	13,432
Mori Seiki Co., Ltd. (b)	868	8,867
NGK Insulators, Ltd. (b)	2,320	36,574
NSK, Ltd. (b)	2,463	17,396
NTN Corp.	2,495	10,376
OKUMA Corp. (a)	1,648	10,206
OSG Corp.	1,112	11,988
SMC Corp.	420	56,813
Sumitomo Heavy Industries, Ltd.	3,795	22,601

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

The Japan Steel Works, Ltd.	1,708	$15,190
THK Co., Ltd. (b)	1,100	23,134
Toshiba Machine Co., Ltd.	1,944	7,953

		744,587

MARINE — 0.6%
Kawasaki Kisen Kaisha, Ltd. (a)(b)	4,759	19,684
Mitsui OSK Lines, Ltd.	5,491	36,859
Nippon Yusen KK	7,995	29,544

		86,087

MEDIA — 0.6%
Dentsu, Inc. (b)	1,600	42,997
Jupiter Telecommunications Co.	16	15,387
Toho Co., Ltd. (b)	1,352	22,566
Tokyo Broadcasting System, Inc.	100	1,372

		82,322

METALS & MINING — 3.0%
Daido Steel Co., Ltd.	3,199	13,846
Dowa Holdings Co., Ltd.	1,767	8,626
JFE Holdings, Inc.	3,347	105,149
Kobe Steel, Ltd.	17,645	34,098
Mitsubishi Materials Corp. (a)(b)	8,027	21,680
Mitsui Mining & Smelting Co., Ltd. (b)	4,839	12,960
Nippon Steel Corp.	27,755	92,841
Nisshin Steel Co., Ltd.	6,951	11,233
Sumitomo Metal Industries, Ltd.	24,340	55,837
Sumitomo Metal Mining Co., Ltd.	3,575	45,248
Tokyo Steel Manufacturing Co., Ltd.	1,144	13,393
Yodogawa Steel Works, Ltd.	3,963	16,391

		431,302

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	2,441	24,054
J Front Retailing Co., Ltd.	3,778	18,444
Marui Group Co., Ltd. (b)	2,616	17,826
Ryohin Keikaku Co., Ltd. (b)	236	9,441
Takashimaya Co., Ltd.	3,332	26,885
The Daiei, Inc. (a)(b)	1,402	5,799

		102,449

OFFICE ELECTRONICS — 2.7%
Brother Industries, Ltd.	1,932	20,327
Canon, Inc.	7,658	288,181
Konica Minolta Holdings, Inc.	4,075	39,741
Ricoh Co., Ltd.	3,555	45,839

		394,088

OIL, GAS & CONSUMABLE FUELS — 1.1%
Cosmo Oil Co., Ltd. (b)	5,927	14,334
Inpex Holdings, Inc.	6	33,699
JX Holdings, Inc. (a)	18,900	93,336
TonenGeneral Sekiyu K.K.	1,547	13,461

		154,830

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc.	800	22,267
OJI Paper Co., Ltd. (b)	5,839	28,835

		51,102

PERSONAL PRODUCTS — 1.1%
Kao Corp.	3,339	78,975
Mandom Corp. (b)	1,116	30,508
Shiseido Co., Ltd. (b)	1,932	43,011

		152,494

PHARMACEUTICALS — 5.0%
Astellas Pharma, Inc.	2,871	97,009
Chugai Pharmaceutical Co., Ltd. (b)	1,716	30,717
Daiichi Sankyo Co., Ltd.	4,251	76,383
Dainippon Sumitomo Pharma Co., Ltd. (b)	960	7,399
Eisai Co., Ltd. (b)	1,140	38,069
Hisamitsu Pharmaceutical Co., Inc. (b)	504	20,105
Kissei Pharmaceutical Co., Ltd.	2,000	42,219
Kyowa Hakko Kirin Co., Ltd.	1,833	17,524
Mitsubishi Tanabe Pharma Corp. (b)	2,000	30,602
Mochida Pharmaceutical Co., Ltd.	2,000	19,143
Nichi-iko Pharmaceutical Co., Ltd.	200	7,470
Ono Pharmaceutical Co., Ltd. (b)	432	17,575
Santen Pharmaceutical Co., Ltd.	956	34,517
Seikagaku Corp.	800	8,218
Shionogi & Co., Ltd.	1,996	41,571
Takeda Pharmaceutical Co., Ltd.	5,055	218,218
Torii Pharmaceutical Co., Ltd.	200	3,148
Tsumura & Co.	100	3,072

		712,959

PROFESSIONAL SERVICES — 0.1%
MEITEC Corp. (b)	912	16,593

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Daikyo, Inc. (a)(b)	4,256	7,070
Daito Trust Construction Co., Ltd.	764	43,428
Daiwa House Industry Co., Ltd.	4,363	39,691
Heiwa Real Estate Co., Ltd.	4,356	9,993
Leopalace21 Corp. (a)	1,044	3,303
Mitsubishi Estate Co., Ltd.	8,111	114,300
Mitsui Fudosan Co., Ltd.	3,923	55,460
Sumitomo Realty & Development Co., Ltd.	1,843	31,803
Tokyo Tatemono Co., Ltd. (b)	2,540	7,951
Tokyu Land Corp. (b)	4,664	16,550

		329,549

ROAD & RAIL — 4.2%
Central Japan Railway Co.	10	82,947
East Japan Railway Co.	2,400	160,832
Keihin Electric Express Railway Co., Ltd. (b)	4,355	38,633
Keisei Electric Railway Co., Ltd.	3,147	17,746
Kintetsu Corp. (b)	12,038	36,866
Nagoya Railroad Co., Ltd.	9,362	26,978
Nankai Electric Railway Co., Ltd.	6,111	24,999
Nippon Express Co., Ltd.	6,555	29,853
Odakyu Electric Railway Co., Ltd. (b)	3,483	30,032
Sotetsu Holdings, Inc. (b)	8,254	36,658
Tobu Railway Co., Ltd. (b)	7,007	37,929
Tokyu Corp.	6,391	26,145

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

West Japan Railway Co.	15	$55,091

		604,709

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advantest Corp. (b)	1,316	28,018
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	4,364	20,171
Disco Corp. (b)	384	24,648
Elpida Memory, Inc. (a)(b)	2,176	34,205
Rohm Co., Ltd.	576	34,955
Sanken Electric Co., Ltd. (a)(b)	3,404	13,348
Shinko Electric Industries Co., Ltd. (b)	592	7,827
SUMCO Corp. (a)(b)	1,046	17,601
Tokyo Electron, Ltd.	1,140	62,546

		243,319

SOFTWARE — 1.9%
Konami Corp.	792	12,378
Nintendo Co., Ltd.	748	222,735
NSD Co., Ltd.	932	10,679
Square Enix Co., Ltd. (b)	896	16,626
Trend Micro, Inc.	368	10,035

		272,453

SPECIALTY RETAIL — 1.6%
Aoyama Trading Co., Ltd.	984	17,725
Autobacs Seven Co., Ltd.	180	6,570
Culture Convenience Club Co., Ltd. (b)	1,532	7,202
Fast Retailing Co., Ltd.	176	26,890
Hikari Tsushin, Inc.	184	3,323
Nitori Co., Ltd.	510	44,090
Sanrio Co., Ltd.	548	6,249
Shimachu Co., Ltd.	884	16,213
Shimamura Co., Ltd.	332	30,165
USS Co., Ltd.	410	29,514
Yamada Denki Co., Ltd. (b)	610	40,189

		228,130

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Asics Corp.	2,064	19,126
Gunze, Ltd.	4,223	13,362
Nisshinbo Industries, Inc.	1,584	15,376
ONWARD HOLDINGS Co., Ltd.	1,580	12,606
The Japan Wool Textile Co., Ltd.	2,031	13,840
Toyobo Co., Ltd.	9,302	15,663

		89,973

TOBACCO — 0.7%
Japan Tobacco, Inc.	31	97,284

TRADING COMPANIES & DISTRIBUTORS — 3.9%
Hanwa Co., Ltd. (b)	3,207	12,866
Inaba Denki Sangyo Co., Ltd.	956	22,493
ITOCHU Corp.	8,266	65,855
Iwatani Corp.	7,451	20,714
Marubeni Corp.	10,402	54,191
Mitsubishi Corp.	7,807	164,451
Mitsui & Co., Ltd.	10,202	121,515
Sojitz Corp. (b)	8,528	13,492
Sumitomo Corp. (b)	6,475	65,635
Toyota Tsusho Corp.	1,039	15,052

		556,264

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	18,513
Mitsubishi Logistics Corp.	2,216	25,017

		43,530

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
KDDI Corp.	23	110,335
NTT DoCoMo, Inc.	100	151,995
Softbank Corp.	3,915	104,898

		367,228

TOTAL COMMON STOCKS —
(Cost $19,709,269)		14,249,294

SHORT TERM INVESTMENTS — 11.3%
UNITED STATES — 11.3%
MONEY MARKET FUNDS — 11.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,613,357	1,613,357
State Street Institutional Liquid Reserves Fund (d)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,613,457)		1,613,457

TOTAL INVESTMENTS — 110.5% (f)
(Cost $21,322,726)		15,862,751
OTHER ASSETS AND LIABILITIES — (10.5)%		(1,501,396)

NET ASSETS — 100.0%		$14,361,355

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	7,500	$189,937

AUTO COMPONENTS — 4.7%
Ahresty Corp.	8,400	77,839
FCC Co., Ltd. (a)	12,513	236,006
Futaba Industrial Co., Ltd. (b)	14,794	112,514
Kayaba Industry Co., Ltd.	51,902	188,863
Keihin Corp.	10,841	189,770
Musashi Seimitsu Industry Co., Ltd.	9,352	199,743
Nifco, Inc.	13,479	281,492
Nippon Seiki Co., Ltd.	11,939	132,086
Nissan Shatai Co., Ltd. (a)	18,000	119,200
Nissin Kogyo Co., Ltd. (a)	12,534	184,703
Press Kogyo Co., Ltd. (a)(b)	41,569	132,002
Showa Corp. (b)	17,139	96,842
Takata Corp.	7,700	157,759
The Yokohama Rubber Co., Ltd.	36,986	168,441
Tokai Rika Co., Ltd.	11,000	192,677
Topre Corp.	19,234	139,326
Toyo Tire & Rubber Co., Ltd. (a)	49,372	106,008
Toyota Boshoku Corp. (a)	10,300	152,364
TS Tech Co., Ltd. (a)	9,300	147,346
Unipres Corp. (a)	9,400	148,186

		3,163,167

BEVERAGES — 0.7%
Ito En, Ltd.	13,700	210,555
Mikuni Coca-Cola Bottling Co., Ltd.	30,345	242,787

		453,342

BIOTECHNOLOGY — 0.1%
AnGes MG, Inc. (b)	29	39,523

BUILDING PRODUCTS — 2.9%
Aica Kogyo Co., Ltd.	30,719	327,359
Bunka Shutter Co., Ltd.	56,577	163,676
Central Glass Co., Ltd.	57,309	229,262
Nichias Corp.	40,000	161,826
Nitto Boseki Co., Ltd. (a)	87,020	193,728
Noritz Corp. (a)	17,065	280,978
Sankyo-Tateyama Holdings, Inc. (a)(b)	134,467	154,996
Sanwa Holdings Corp.	68,910	210,258
Sekisui Jushi Corp. (a)	24,938	225,172

		1,947,255

CAPITAL MARKETS — 1.5%
JAFCO Co., Ltd. (a)	6,100	136,973
Japan Asia Investment Co., Ltd. (a)(b)	7,000	4,272
kabu.com Securities Co., Ltd (a)	1,400	6,629
Matsui Securities Co., Ltd (a)	18,800	116,212
Mito Securities Co., Ltd.	53,129	114,075
Monex Group, Inc.	308	128,087
OKASAN SECURITIES GROUP, Inc.	37,447	147,266
Sparx Group Co., Ltd. (a)(b)	25	2,277
Tokai Tokyo Financial Holdings, Inc.	65,721	261,428
Toyo Securities Co., Ltd.	55,457	92,752

		1,009,971

CHEMICALS — 7.1%
ADEKA Corp.	27,013	256,118
Asahi Organic Chemicals Industry Co., Ltd.	51,540	118,818
C. Uyemura & Co., Ltd.	3,376	136,963
Chugoku Marine Paints, Ltd.	16,000	111,018
DIC Corp.	114,000	177,783
Fujikura Kasei Co., Ltd.	23,538	136,988
Fujimi, Inc. (a)	7,473	108,434
Ishihara Sangyo Kaisha, Ltd. (b)	127,811	96,772
KUREHA Corp.	34,000	165,216
Lintec Corp.	13,708	249,870
Nihon Parkerizing Co., Ltd.	14,401	189,268
Nippon Paint Co., Ltd. (a)	40,000	243,643
Nippon Shokubai Co., Ltd.	23,000	220,149
Nippon Soda Co., Ltd.	36,065	120,230
Nippon Valqua Industries, Ltd.	70,025	158,267
NOF Corp.	51,731	206,947
Okamoto Industries, Inc. (a)	82,841	340,763
SK Kaken Co., Ltd.	780	22,874
Stella Chemifa Corp. (a)	3,100	101,804
Sumitomo Bakelite Co., Ltd.	43,000	212,838
Taiyo Ink Manufacturing Co., Ltd.	8,600	227,416
The Nippon Synthetic Chemical Industry Co., Ltd.	16,000	93,299
Toagosei Co., Ltd.	60,000	268,505
Toda Kogyo Corp.	9,000	66,211
Tokai Carbon Co., Ltd. (a)	43,542	206,663
Tokyo Ohka Kogyo Co., Ltd. (a)	8,700	148,064
Toyo Ink Manufacturing Co., Ltd.	49,000	189,931
Zeon Corp. (a)	37,000	218,680

		4,793,532

COMMERCIAL BANKS — 9.0%
Aozora Bank, Ltd.	156,290	204,878
Bank of the Ryukyus, Ltd.	13,681	160,480
Kansai Urban Banking Corp. (a)	142,000	226,263
Kiyo Holdings, Inc.	205,754	281,345
Sapporo Hokuyo Holdings, Inc.	65,300	290,009
The Aichi Bank, Ltd.	3,349	228,969
The Awa Bank, Ltd. (a)	61,000	378,449
The Bank of Iwate, Ltd. (a)	3,756	212,652
The Bank of Nagoya, Ltd.	40,000	143,293
The Bank of Okinawa, Ltd.	5,500	195,163
The Daishi Bank, Ltd.	67,000	221,087
The Fukushima Bank, Ltd.	286,478	165,108
The Higo Bank, Ltd.	43,000	239,078
The Hokkoku Bank, Ltd. (a)	45,000	167,816
The Hyakugo Bank, Ltd.	65,000	281,331
The Hyakujushi Bank, Ltd.	56,000	208,204
The Juroku Bank, Ltd.	69,000	246,401
The Kagoshima Bank, Ltd.	36,000	233,518
The Keiyo Bank, Ltd.	50,000	262,741
The Musashino Bank, Ltd.	8,400	242,821
The Nagano Bank, Ltd.	100,534	193,138
The Nanto Bank, Ltd. (a)	51,000	263,962
The Shikoku Bank, Ltd.	72,000	234,332

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

The Taiko Bank, Ltd.	70,000	$141,598
The Tochigi Bank, Ltd.	36,846	160,725
The Tokyo Tomin Bank, Ltd.	10,105	115,792
Tomato Bank, Ltd.	113,872	235,491
TOMONY Holdings, Inc. (b)	45,305	141,306

		6,075,950

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aeon Delight Co., Ltd. (a)	7,000	137,168
Asahi Holdings, Inc.	8,600	189,513
Daiseki Co., Ltd. (a)	8,593	180,134
Duskin Co., Ltd.	16,100	277,097
Moshi Moshi Hotline, Inc.	9,472	208,408
Nippon Kanzai Co., Ltd.	8,952	147,092
Okamura Corp.	28,884	167,122
Oyo Corp.	18,360	151,876
Park24 Co., Ltd. (a)	23,085	249,398

		1,707,808

COMMUNICATIONS EQUIPMENT — 0.9%
Aiphone Co., Ltd.	12,406	212,538
Denki Kogyo Co., Ltd.	35,303	152,798
Hitachi Kokusai Electric, Inc. (a)	26,634	214,601

		579,937

COMPUTERS & PERIPHERALS — 0.8%
Eizo Nanao Corp.	8,600	188,152
Melco Holdings, Inc.	6,300	200,768
Wacom Co., Ltd. (a)	101	151,004

		539,924

CONSTRUCTION & ENGINEERING — 3.7%
Chugai Ro Co., Ltd.	55,522	144,311
Daimei Telecom Engineering Corp.	21,629	172,074
Kandenko Co., Ltd. (a)	31,000	184,620
Kinden Corp.	33,924	290,208
Kyowa Exeo Corp.	28,976	257,375
Kyudenko Corp.	40,657	225,591
Maeda Corp. (a)	52,158	137,335
Maeda Road Construction Co., Ltd.	25,000	204,825
Penta-Ocean Construction Co., Ltd.	114,500	143,626
Sanki Engineering Co., Ltd.	23,196	173,007
Toda Corp.	54,000	175,749
Tokyu Construction Co., Ltd. (a)	55,792	146,904
Toshiba Plant Systems & Services Corp.	15,000	188,835
Toyo Engineering Corp.	32,000	93,660

		2,538,120

CONSTRUCTION MATERIALS — 0.6%
Sumitomo Osaka Cement Co., Ltd.	97,000	186,349
Taiheiyo Cement Corp. (a)(b)	177,000	226,025

		412,374

CONSUMER FINANCE — 0.9%
Acom Co., Ltd. (a)	7,390	96,457
Aeon Credit Service Co., Ltd.	18,500	166,205
Aiful Corp. (a)(b)	22,300	26,965
Cedyna Financial Corp. (a)(b)	47,362	74,396
Orient Corp. (a)(b)	67,000	52,243
Promise Co., Ltd. (a)	18,000	122,658
Takefuji Corp. (a)	21,230	62,617

		601,541

CONTAINERS & PACKAGING — 0.6%
FP Corp.	3,800	198,825
Fuji Seal International, Inc. (a)	8,970	197,159

		395,984

DISTRIBUTORS — 0.7%
Canon Marketing Japan, Inc. (a)	11,800	167,352
Yokohama Reito Co., Ltd. (a)	45,580	323,990

		491,342

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Century Tokyo Leasing Corp.	15,600	190,747
Fuyo General Lease Co., Ltd.	6,300	145,735
Japan Securities Finance Co., Ltd. (a)	22,919	131,055
Ricoh Leasing Co., Ltd.	7,567	174,018

		641,555

ELECTRIC UTILITIES — 0.4%
Japan Wind Development Co., Ltd. (a)	23	17,128
The Okinawa Electric Power Co., Inc.	4,600	233,665

		250,793

ELECTRICAL EQUIPMENT — 1.9%
Daihen Corp. (a)	36,971	152,497
Fuji Electric Holdings Co., Ltd. (a)	114,000	333,665
Hitachi Cable, Ltd. (a)	53,000	141,948
Nippon Carbon Co., Ltd. (a)	39,000	110,623
Nippon Signal Co., Ltd.	18,700	130,175
Sinfonia Technology Co., Ltd. (a)	65,826	134,642
SWCC Showa Holdings Co., Ltd. (b)	121,075	110,827
Toyo Electric Manufacturing. Co., Ltd. (a)	15,000	65,770
Toyo Tanso Co., Ltd. (a)	2,100	93,977

		1,274,124

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Alps Electric Co., Ltd. (a)(b)	31,600	274,612
Anritsu Corp. (a)(b)	38,000	170,483
Arisawa Manufacturing Co., Ltd.	13,572	88,803
Dai-ichi Seiko Co. Ltd.	1,600	67,171
Enplas Corp.	14,189	296,159
ESPEC Corp.	20,031	142,383
Hakuto Co., Ltd.	20,211	181,349
Horiba, Ltd.	8,665	233,835
Hosiden Corp. (a)	13,895	148,544
Japan Aviation Electronics Industry, Ltd.	15,971	101,612
Japan Cash Machine Co., Ltd. (a)	20,624	183,190
Koa Corp. (a)	16,091	144,926
Meiko Electronics Co., Ltd.	3,100	66,526
Nichicon Corp. (a)	13,100	161,215
Nidec Sankyo Corp. (a)	20,917	159,554
Nihon Dempa Kogyo Co., Ltd. (a)	5,795	104,911
Nippon Ceramic Co., Ltd. (a)	12,823	180,412
Nippon Chemi-Con Corp. (b)	34,432	151,751
Oki Electric Industry Co., Ltd. (a)(b)	160,000	139,225
Ryosan Co., Ltd.	9,896	242,675
Ryoyo Electro Corp.	21,004	216,947

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Star Micronics Co., Ltd.	12,369	$129,575
Toko, Inc. (a)(b)	83,739	134,376
Topcon Corp. (a)	15,219	73,438

		3,793,672

ENERGY EQUIPMENT & SERVICES — 0.2%
Shinko Plantech Co., Ltd. (a)	11,886	106,247

FOOD & STAPLES RETAILING — 2.3%
Cawachi, Ltd.	7,935	149,661
Circle K Sunkus Co., Ltd.	18,798	242,384
Izumiya Co., Ltd.	35,933	155,930
Matsumotokiyoshi Holdings Co., Ltd. (a)	10,600	228,075
Ministop Co., Ltd.	15,894	220,925
Sugi Pharmacy Co., Ltd. (a)	9,400	191,739
Sundrug Co., Ltd. (a)	8,400	205,800
Tsuruha Holdings, Inc.	4,900	174,426

		1,568,940

FOOD PRODUCTS — 4.6%
Ariake Japan Co., Ltd. (a)	10,464	165,196
Ezaki Glico Co., Ltd.	21,000	255,351
Fuji Oil Co., Ltd.	15,600	230,941
Fujicco Co., Ltd.	25,657	301,540
Hokuto Corp.	11,421	226,381
Marudai Food Co., Ltd.	86,417	255,862
Maruha Nichiro Holdings, Inc. (a)	106,000	162,911
MEGMILK SNOW BRAND Co., Ltd. (a)	16,000	290,202
Mitsui Sugar Co., Ltd.	40,497	139,582
Morinaga Milk Industry Co., Ltd.	49,000	191,039
Nakamuraya Co., Ltd. (a)	53,952	263,389
Nichirei Corp.	54,000	228,229
Nippon Suisan Kaisha, Ltd.	59,275	192,247
Riken Vitamin Co., Ltd.	8,580	247,054

		3,149,924

GAS UTILITIES — 0.4%
Shizuoka Gas Co., Ltd.	41,319	282,028

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Asahi Intecc Co., Ltd.	4,300	75,319
Fukuda Denshi Co., Ltd. (a)	7,286	168,791
Nakanishi, Inc.	1,847	158,422
Nihon Kohden Corp.	8,300	155,326
Nipro Corp. (a)	9,300	178,244
Paramount Bed Co., Ltd. (a)	14,910	342,884

		1,078,986

HOTELS, RESTAURANTS & LEISURE — 2.6%
DOUTOR NICHIRES Holdings Co., Ltd.	13,175	177,920
Joban Kosan Co., Ltd.	201,000	290,745
Kabuki-Za Co., Ltd	5,000	201,152
MOS Food Services, Inc. (a)	20,514	344,025
Nissin Healthcare Food Service Co., Ltd.	15,108	196,853
Ohsho Food Service Corp.	4,300	110,355
Round One Corp. (a)	11,400	63,126
Tokyo Dome Corp.	55,085	143,797
Zensho Co., Ltd. (a)	24,046	229,618

		1,757,591

HOUSEHOLD DURABLES — 2.1%
Arnest One Corp.	11,700	119,790
Clarion Co., Ltd. (a)(b)	53,000	102,418
Foster Electric Co. Ltd. (a)	4,300	112,639
France Bed Holdings Co., Ltd.	134,734	199,459
Funai Electric Co., Ltd. (a)	4,900	177,749
Haseko Corp. (a)(b)	248,000	198,983
JVC KENWOOD Holdings, Inc. (a)(b)	149,315	57,370
Misawa Homes Holdings, Inc. (a)(b)	7,466	34,677
Pioneer Corp. (a)(b)	32,500	109,447
Sumitomo Forestry Co., Ltd. (a)	37,100	298,511

		1,411,043

HOUSEHOLD PRODUCTS — 0.7%
Lion Corp. (a)	52,000	269,138
Pigeon Corp. (a)	4,800	178,461

		447,599

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd. (a)	14,180	141,015

INSURANCE — 0.1%
MS&AD Insurance Group Holdings, Inc.	4,600	99,756

INTERNET & CATALOG RETAIL — 0.8%
DeNA Co., Ltd. (a)	14,200	376,142
Senshukai Co., Ltd.	27,824	152,499

		528,641

INTERNET SOFTWARE & SERVICES — 1.3%
Access Co., Ltd. (a)	55	77,133
eAccess, Ltd. (a)	384	263,406
GMO Internet, Inc.	25,600	99,808
Gree, Inc.	1,600	128,738
Index Holdings (b)	35	2,784
Kakaku.com, Inc. (a)	65	270,313
mixi, Inc. (a)	12	62,651

		904,833

IT SERVICES — 2.2%
CSK Holdings Corp. (a)(b)	14,400	60,699
INES Corp.	31,660	214,668
IT Holdings Corp.	16,637	199,103
Itochu Techno-Solutions Corp.	7,800	286,473
Net One Systems Co., Ltd.	81	105,266
OBIC Co., Ltd.	1,701	330,435
Otsuka Corp. (a)	3,100	199,333
transcosmos, Inc.	9,967	83,349

		1,479,326

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Heiwa Corp. (a)	15,800	171,052
Mars Engineering Corp. (a)	3,858	65,397
Roland Corp.	13,076	157,669
Tomy Co., Ltd. (a)	18,000	137,710
Universal Entertainment Corp. (b)	7,000	129,258

		661,086

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

MACHINERY — 7.5%
Amano Corp. (a)	19,932	$161,501
Asahi Diamond Industrial Co., Ltd.	27,942	434,808
CKD Corp. (a)	20,705	156,533
Daifuku Co., Ltd.	26,181	162,725
Fuji Machine Manufacturing Co., Ltd.	10,271	187,336
Furukawa Co., Ltd. (a)(b)	103,280	107,377
Hino Motors, Ltd.	48,998	245,294
Hitachi Zosen Corp. (a)	206,226	279,660
Iseki & Co., Ltd. (a)(b)	33,000	81,670
Juki Corp. (a)(b)	50,450	99,771
Kitz Corp.	34,502	164,537
Komori Corp.	13,840	134,506
Kyokuto Kaihatsu Kogyo Co., Ltd.	33,640	112,526
Makino Milling Machine Co., Ltd. (b)	33,739	217,327
Meidensha Corp. (a)	36,000	124,895
Miura Co., Ltd.	7,500	171,884
Mori Seiki Co., Ltd. (a)	17,600	179,799
Nachi-Fujikoshi Corp. (a)	63,418	179,167
Namura Shipbuilding Co., Ltd.	15,100	86,173
Nippon Sharyo, Ltd. (a)	27,970	114,737
Nippon Thompson Co., Ltd. (a)	27,511	188,402
OKUMA Corp. (a)(b)	24,192	149,816
OSG Corp. (a)	18,100	195,134
Ryobi, Ltd. (b)	35,723	121,916
Shima Seiki Manufacturing, Ltd. (a)	6,700	168,011
Sintokogio, Ltd.	17,019	129,821
Tadano, Ltd. (a)	31,913	158,321
Tocalo Co., Ltd.	7,536	137,963
Toshiba Machine Co., Ltd. (a)	35,009	143,217
Tsubakimoto Chain Co.	36,124	146,962
Union Tool Co. (a)	4,832	123,407

		5,065,196

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	30,306	154,116

MEDIA — 1.9%
Avex Group Holdings, Inc.	15,292	191,992
CyberAgent, Inc. (a)	58	86,518
Daiichikosho Co., Ltd.	14,981	218,392
Kadokawa Group Holdings, Inc.	6,987	149,310
Shochiku Co., Ltd. (a)	33,243	240,429
SKY Perfect JSAT Holdings, Inc. (a)	780	280,303
Usen Corp. (a)(b)	3,280	2,039
Zenrin Co., Ltd.	11,224	122,780

		1,291,763

METALS & MINING — 3.0%
Aichi Steel Corp.	31,000	122,613
Daido Steel Co., Ltd. (a)	49,000	212,080
Godo Steel, Ltd.	31,440	76,744
Maruichi Steel Tube, Ltd.	11,300	217,598
Nakayama Steel Works, Ltd. (b)	59,212	99,032
Nippon Denko Co., Ltd. (a)	19,000	116,804
Nippon Yakin Kogyo Co., Ltd. (a)(b)	28,000	91,762
Nisshin Steel Co., Ltd.	121,000	195,536
OSAKA Titanium Technologies Co. (a)	4,800	187,953
Sanyo Special Steel Co., Ltd. (a)(b)	34,750	158,258
Sumitomo Light Metal Industries, Ltd. (b)	137,135	142,575
Toho Titanium Co., Ltd. (a)	9,600	232,813
Toho Zinc Co., Ltd. (a)	29,796	106,402
Tokyo Rope Manufacturing Co., Ltd. (a)	46,654	108,081

		2,068,251

MULTILINE RETAIL — 0.7%
H2O Retailing Corp. (a)	36,107	235,844
Matsuya Co., Ltd. (b)	11,408	97,978
Parco Co., Ltd. (a)	20,525	155,405

		489,227

OFFICE ELECTRONICS — 0.2%
Riso Kagaku Corp.	11,347	116,432

OIL, GAS & CONSUMABLE FUELS — 0.3%
Itochu Enex Co., Ltd.	34,104	176,898

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp.	27,940	215,652

PERSONAL PRODUCTS — 1.1%
Aderans Holdings Co., Ltd. (a)(b)	12,404	150,547
Fancl Corp. (a)	11,700	166,463
Mandom Corp. (a)	10,345	282,795
Milbon Co., Ltd. (a)	7,008	167,973

		767,778

PHARMACEUTICALS — 2.9%
Kaken Pharmaceutical Co., Ltd.	35,428	352,718
Kyorin Co., Ltd.	15,000	217,482
Mochida Pharmaceutical Co., Ltd.	28,483	272,631
Nichi-iko Pharmaceutical Co., Ltd. (a)	6,065	226,521
Rohto Pharmaceutical Co., Ltd.	24,493	300,592
Sawai Pharmaceutical Co., Ltd. (a)	3,900	374,178
Torii Pharmaceutical Co., Ltd.	15,300	240,851

		1,984,973

PROFESSIONAL SERVICES — 0.3%
en-japan, Inc. (a)	35	43,468
MEITEC Corp. (a)	10,244	186,381

		229,849

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Daibiru Corp. (a)	19,626	149,263
Daikyo, Inc. (a)(b)	53,352	88,629
Goldcrest Co., Ltd.	5,159	90,365
Heiwa Real Estate Co., Ltd.	49,255	112,993
K.K. daVinci Holdings (b)(c)	262	0
Kenedix, Inc. (a)(b)	119	20,024
Leopalace21 Corp. (b)	30,200	95,559
Shoei Co., Ltd.	11,398	76,639
Suruga Corp. (d)(e)	10,689	0
TOC Co., Ltd.	36,500	147,254

		780,726

ROAD & RAIL — 1.5%
Hitachi Transport System, Ltd. (a)	14,800	217,258
Kobe Electric Railway Co., Ltd. (b)	76,000	322,070
Sankyu, Inc.	64,830	260,815

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Seino Holdings Co., Ltd.	30,000	$208,159

		1,008,302

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	45,000	207,990
Micronics Japan Co., Ltd. (a)	4,900	63,790
Renesas Electronics Corp. (a)(b)	6,400	56,051
Tokyo Seimitsu Co., Ltd. (a)(b)	12,200	170,130
Ulvac, Inc. (a)	6,602	129,817

		627,778

SOFTWARE — 1.1%
Capcom Co., Ltd. (a)	13,700	222,940
DTS Corp.	13,732	168,372
FUJI SOFT, Inc. (a)	10,874	180,885
NSD Co., Ltd.	15,578	178,507

		750,704

SPECIALTY RETAIL — 4.1%
ABC-Mart, Inc. (a)	5,900	232,360
Aoyama Trading Co., Ltd.	16,700	300,823
Autobacs Seven Co., Ltd.	7,788	284,272
Chiyoda Co., Ltd.	13,513	162,022
Culture Convenience Club Co., Ltd. (a)	26,628	125,181
DCM Japan Holdings Co., Ltd. (a)	23,100	127,652
EDION Corp. (a)	16,850	129,103
Gulliver International Co., Ltd. (a)	2,763	118,026
Honeys Co., Ltd. (a)	12,192	150,454
Joshin Denki Co., Ltd. (a)	16,000	162,369
Komeri Co., Ltd. (a)	7,630	172,363
MEGANE TOP Co., Ltd. (a)	9,400	62,567
Nishimatsuya Chain Co., Ltd. (a)	13,666	127,100
Right On Co., Ltd. (a)	11,300	74,831
Sanrio Co., Ltd.	18,005	205,300
United Arrows, Ltd. (a)	13,729	162,284
Xebio Co., Ltd. (a)	8,161	154,200

		2,750,907

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Atsugi Co., Ltd. (a)	190,470	228,159
Daidoh, Ltd.	21,911	177,536
Daiwabo Co., Ltd. (a)	34,635	69,669
Gunze, Ltd.	57,348	181,461
ONWARD HOLDINGS Co., Ltd. (a)	30,000	239,349
Sanyo Shokai, Ltd. (a)	54,516	201,455
SEIKO HOLDINGS Corp. (a)(b)	34,649	124,124
The Japan Wool Textile Co., Ltd. (a)	32,170	219,217
Toyobo Co., Ltd.	148,000	249,203
Unitika, Ltd. (b)	156,084	132,290

		1,822,463

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Hanwa Co., Ltd. (a)	67,032	268,916
Inaba Denki Sangyo Co., Ltd.	10,263	241,469
Inabata & Co., Ltd.	44,275	201,637
Iwatani Corp.	108,422	301,410
Kuroda Electric Co., Ltd.	7,500	98,486
Nagase & Co., Ltd.	21,000	219,754
Okaya & Co., Ltd.	17,605	185,022

		1,516,694

TRANSPORTATION INFRASTRUCTURE — 1.0%
Japan Airport Terminal Co., Ltd. (a)	15,348	228,425
Mitsui-Soko Co., Ltd. (a)	45,686	166,760
The Sumitomo Warehouse Co., Ltd.	53,563	251,199

		646,384

TOTAL COMMON STOCKS —
(Cost $85,780,492)		66,980,959

SHORT TERM INVESTMENTS — 14.9%
UNITED STATES — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	9,970,363	9,970,363
State Street Institutional Liquid Reserves Fund (f)	83,491	83,491

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,053,854)		10,053,854

TOTAL INVESTMENTS — 113.8% (h)
(Cost $95,834,346)		77,034,813
OTHER ASSETS AND LIABILITIES — (13.8)%		(9,315,767)

NET ASSETS — 100.0%		$67,719,046

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.2%
ASX, Ltd.	33,799	$832,469
Bank of Queensland, Ltd.	103,556	915,796
Commonwealth Bank of Australia	20,929	859,843
TABCORP Holdings, Ltd.	393,271	2,102,677
UGL, Ltd. (a)	85,317	976,454

		5,687,239

AUSTRIA — 3.2%
Oesterreichische Post AG (a)	229,925	5,672,133

BELGIUM — 4.1%
Belgacom SA (a)	174,026	5,513,500
Mobistar SA	16,133	862,285
Solvay SA	10,257	881,602

		7,257,387

BERMUDA — 3.1%
Nordic American Tanker Shipping, Ltd. (a)	196,835	5,529,095

CANADA — 19.8%
ARC Energy Trust	53,242	988,533
Baytex Energy Trust	36,489	1,091,940
Brookfield Properties Corp.	88,313	1,242,440
Crescent Point Energy Corp. (a)	109,094	3,814,928
EnCana Corp.	31,419	953,229
Enerplus Resources Fund	46,579	1,003,334
IGM Financial, Inc.	26,506	925,895
Keyera Facilities Income Fund	44,909	1,133,449
Manitoba Telecom Services, Inc. (a)	195,526	4,951,399
NAL Oil & Gas Trust	79,452	792,539
Pembina Pipeline Income Fund	63,590	1,068,760
Penn West Energy Trust	365,392	6,980,151
Peyto Energy Trust	77,992	1,069,349
TELUS Corp.	33,206	1,255,244
Vermilion Energy Trust	33,993	1,077,066
Yellow Pages Income Fund	1,257,696	7,053,939

		35,402,195

CHILE — 0.7%
Lan Airlines SA ADR (a)	64,596	1,195,672

CZECH REPUBLIC — 0.9%
CEZ AS (a)	21,383	877,793
Komercni Banka AS	5,010	812,340

		1,690,133

FINLAND — 3.1%
Fortum Oyj	40,326	893,068
Kesko Oyj (Class B)	33,147	1,081,225
Konecranes Oyj (a)	35,844	943,526
Nokia Oyj ADR (a)	84,008	684,665
Orion Oyj (Class B)	49,426	929,924
Sampo Oyj (Class A)	43,778	931,443

		5,463,851

FRANCE — 4.4%
Bouygues SA	19,952	780,222
ICADE	10,411	884,127
Lagardere SCA	25,991	818,513
Metropole Television SA	40,041	819,317
Neopost SA (a)	13,096	954,617
Nexity	27,327	787,114
Schneider Electric SA (a)	9,493	972,564
Total SA	16,840	762,489
Vallourec SA (a)	5,849	1,022,724

		7,801,687

GERMANY — 0.9%
BASF SE	17,818	984,538
RWE AG	10,998	723,687

		1,708,225

HONG KONG — 5.4%
CLP Holdings, Ltd.	160,500	1,163,484
Hang Seng Bank Ltd.	449,900	6,043,230
HongKong Electric Holdings, Ltd.	197,000	1,175,096
VTech Holdings, Ltd.	111,000	1,196,645

		9,578,455

ISRAEL — 4.4%
Cellcom Israel, Ltd.	101,271	2,531,775
Israel Chemicals, Ltd.	77,436	812,764
Koor Industries, Ltd.	203,181	3,622,343
Partner Communications Co., Ltd.	53,915	833,415

		7,800,297

ITALY — 10.5%
ACEA SpA (a)(b)	631,615	6,309,241
Enel SpA	1,098,649	4,696,617
Eni SpA	246,431	4,585,153
Geox SpA (a)	155,638	702,989
Lottomatica SpA (a)	54,611	709,066
Mediaset SpA	128,896	740,479
Recordati SpA	149,027	1,052,362

		18,795,907

JAPAN — 2.7%
Nintendo Co., Ltd.	12,500	3,722,172
TonenGeneral Sekiyu K.K.	129,000	1,122,500

		4,844,672

MEXICO — 0.5%
Grupo Televisa SA de CV ADR	52,917	921,285

NETHERLANDS — 2.5%
Koninklijke BAM Groep NV	736,619	3,439,510
Koninklijke Boskalis Westminster NV	26,532	1,043,382

		4,482,892

PHILIPPINES — 0.5%
Philippine Long Distance Telephone Co.	950	49,186
Philippine Long Distance Telephone Co. ADR	17,084	870,771

		919,957

PORTUGAL — 1.0%
Brisa Auto- Estradas de Portugal SA	102,843	626,713
Portugal Telecom, SGPS SA (a)	125,763	1,260,105

		1,886,818

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

RUSSIA — 0.6%
OJSC Mobile TeleSystems ADR	53,361	$1,022,397

SINGAPORE — 1.1%
DBS Group Holdings, Ltd.	102,000	999,470
Singapore Exchange, Ltd. (a)	183,000	968,677

		1,968,147

SOUTH AFRICA — 1.0%
ArcelorMittal South Africa, Ltd. (b)	71,565	708,480
Kumba Iron Ore, Ltd.	24,891	1,035,929

		1,744,409

SPAIN — 13.7%
ACS, Actividades de Construccion y Servicios SA (a)	20,581	761,080
Banco Bilbao Vizcaya Argentaria SA	58,683	619,038
Banco de Sabadell SA (a)	1,114,178	5,076,896
Banco Espanol de Credito SA (a)	511,579	4,100,688
Banco Popular Espanol SA (a)	801,975	4,132,702
Banco Santander SA	314,335	3,365,154
Enagas (a)	47,977	728,124
Endesa SA	104,702	2,243,725
Fomento de Construcciones y Contratas SA (a)	25,295	546,400
Gas Natural SDG SA (a)	50,646	738,232
Iberdrola SA	108,715	616,820
Repsol YPF SA (a)	40,418	825,051
Telefonica SA	40,690	760,327

		24,514,237

SWEDEN — 0.5%
Ratos AB (Class B) (a)	39,138	989,263

SWITZERLAND — 3.5%
Baloise Holding AG	11,847	830,010
Swiss Prime Site AG (b)	55,714	3,378,954
Swisscom AG	2,872	977,175
Zurich Financial Services AG	4,890	1,086,062

		6,272,201

TURKEY — 0.4%
Turkcell Iletisim Hizmetleri AS	138,768	723,092

UNITED KINGDOM — 7.8%
AstraZeneca PLC	133,951	6,350,801
BP PLC	110,444	526,935
Close Brothers Group PLC	390,102	4,044,564
GlaxoSmithKline PLC	52,289	894,163
IMI PLC	119,652	1,230,702
Royal Dutch Shell PLC (Class A)	36,075	918,060

		13,965,225

TOTAL COMMON STOCKS —
(Cost $202,088,657)		177,836,871

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Iberdrola SA (expired 06/28/10) (b)(d) (Cost $27,523)	117,372	25,613

SHORT TERM INVESTMENTS — 13.8%
UNITED STATES — 13.8%
MONEY MARKET FUNDS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	24,618,684	24,618,684
State Street Institutional Liquid Reserves Fund (e)	36,746	36,746

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,655,430)		24,655,430

TOTAL INVESTMENTS — 113.3%
(Cost $226,771,610)		202,517,914
OTHER ASSETS AND LIABILITIES — (13.3)%		(23,742,294)

NET ASSETS — 100.0%		$178,775,620

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	19.2%
Commercial Banks	15.1
Diversified Telecommunication Services	8.2
Electric Utilities	6.5
Media	5.8
Pharmaceuticals	5.2
Construction & Engineering	4.2
Multi-Utilities	3.9
Wireless Telecommunication Services	3.9
Capital Markets	3.3
Air Freight & Logistics	3.2
Real Estate Management & Development	2.6
Software	2.1
Industrial Conglomerates	2.0
Machinery	1.8
Hotels, Restaurants & Leisure	1.6
Insurance	1.6
Chemicals	1.5
Communications Equipment	1.1
Diversified Financial Services	1.0
Metals & Mining	1.0
Gas Utilities	0.8
Airlines	0.7
Food & Staples Retailing	0.6
Electrical Equipment	0.5
Office Electronics	0.5
Real Estate Investment Trusts	0.5
Household Durables	0.4
Textiles, Apparel & Luxury Goods	0.4
Transportation Infrastructure	0.3
Short Term Investments	13.8
Other Assets & Liabilities	(13.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Iberdrola SA which was Level 2 and part of the Electric Utilities Industry, representing 0.01% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRALIA — 9.0%
Alumina, Ltd.	29,207	$37,621
Aristocrat Leisure, Ltd. (a)	9,820	30,358
Arrow Energy, Ltd. (b)	12,701	52,030
Asciano Group (b)	57,599	78,815
ASX, Ltd.	1,502	36,994
Bendigo and Adelaide Bank, Ltd.	5,700	39,383
BlueScope Steel, Ltd. (b)	31,504	55,881
Boral, Ltd. (a)	29,360	119,531
Caltex Australia, Ltd. (a)	3,820	30,459
CFS Retail Property Trust (a)	132,490	211,505
Cochlear, Ltd. (a)	2,430	152,542
Computershare, Ltd.	7,140	63,987
CSR, Ltd. (a)	61,959	87,921
David Jones, Ltd. (a)	3,189	11,609
Dexus Property Group (a)	176,379	114,713
Downer EDI, Ltd. (a)	2,047	6,224
Energy Resources of Australia Ltd. (a)	676	7,594
Fairfax Media, Ltd. (a)	21,224	23,574
Goodman Group	98,023	52,575
GPT Group	27,208	64,577
Harvey Norman Holdings, Ltd. (a)	30,948	86,524
Incitec Pivot, Ltd.	27,026	62,319
Intoll Group	16,899	14,845
Lend Lease Group	1,920	11,887
Macquarie Atlas Roads Group (b)	2,568	2,061
MAp Group	22,696	51,568
Metcash, Ltd. (a)	47,885	169,469
Mirvac Group	70,062	77,819
OneSteel, Ltd.	19,818	49,883
OZ Minerals, Ltd. (b)	59,758	48,456
Paladin Energy, Ltd. (b)	17,911	54,311
Qantas Airways, Ltd. (b)	10,138	18,839
Sims Metal Management, Ltd. (a)	2,044	29,540
Sonic Healthcare, Ltd. (a)	16,097	141,810
TABCORP Holdings, Ltd.	10,018	53,563
Tatts Group, Ltd.	26,657	50,435
Toll Holdings, Ltd. (a)	14,703	68,055
Transurban Group (a)	10,287	36,841

		2,306,118

AUSTRIA — 0.7%
Andritz AG	2,473	139,342
Immofinanz AG (b)	6,591	17,204
Wienerberger AG (b)	2,140	26,357

		182,903

BELGIUM — 0.4%
Ackermans & van haaren NV	1,674	104,062

CANADA — 9.0%
Alimentation Couche-Tard, Inc. (Class B)	6,114	102,988
Biovail Corp.	1,077	20,787
Canadian Tire Corp., Ltd. (Class A)	1,220	61,020
Celestica, Inc. (b)	2,564	20,750
Eldorado Gold Corp.	6,877	123,477
Ensign Energy Services, Inc.	945	11,134
Finning International, Inc.	6,521	108,187
First Quantum Minerals, Ltd. (a)	1,490	75,085
Fortis, Inc. (a)	8,257	211,194
Franco-Nevada Corp. (a)	2,041	62,230
Gerdau Ameristeel Corp. (b)	2,165	23,593
Gildan Activewear, Inc. (a)(b)	3,347	96,317
IAMGOLD Corp.	6,085	107,482
Inmet Mining Corp.	1,653	65,566
Ivanhoe Mines, Ltd. (a)(b)	5,342	69,323
Lundin Mining Corp. (b)	11,493	32,554
Metro, Inc.	4,363	171,662
Niko Resources, Ltd. (a)	1,653	154,015
Onex Corp.	6,050	145,692
Open Text Corp. (b)	412	15,508
Pacific Rubiales Energy Corp. (b)	3,877	87,052
Petrobank Energy & Resources, Ltd. (b)	2,201	77,568
Red Back Mining, Inc. (a)(b)	3,877	98,179
Silver Wheaton Corp. (b)	6,741	135,309
Sino-Forest Corp. (a)(b)	4,954	70,535
TMX Group, Inc.	3,304	86,405
TransAlta Corp.	2,029	37,653
Viterra, Inc. (b)	6,607	44,082

		2,315,347

CHINA — 0.1%
Shui On Land, Ltd.	32,500	14,148

DENMARK — 1.0%
DSV A/S	9,352	135,866
FLSmidth & Co. A/S (a)	412	26,862
Jyske Bank A/S (b)	3,139	91,775

		254,503

FINLAND — 2.5%
Elisa Oyj (b)	6,050	105,379
Metso Oyj	2,705	87,870
Neste Oil Oyj (a)	676	9,895
Nokian Renkaat Oyj (a)	2,029	50,079
Orion Oyj (Class B)	6,706	126,170
Outokumpu Oyj	2,845	43,317
Pohjola Bank PLC	3,718	38,187
Rautaruukki Oyj	1,357	19,980
Stora Enso Oyj (a)	14,532	106,356
Wartsila Oyj (a)	1,357	62,282

		649,515

FRANCE — 4.1%
Air France-KLM (b)	2,909	35,005
Atos Origin SA (b)	2,475	100,559
Beni Stabili SpA (b)	780	592
Bourbon SA (a)	2,893	117,596
Compagnie Generale de Geophysique-Veritas (b)	2,497	45,114
EDF Energies Nouvelles SA	269	9,167
Euler Hermes SA (b)	204	12,981
Eurazeo (a)	287	16,641
Fonciere des Regions (a)(b)	130	10,827
Groupe Eurotunnel SA	5,901	40,282
Neopost SA (a)	1,892	137,915
Nexans SA	1,238	73,145
Nexity	300	8,641
SCOR SE (a)	8,548	164,281

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Valeo SA (b)	3,896	$107,399
Wendel (a)	744	38,025
Zodiac Aerospace (a)	2,547	124,621

		1,042,791

GERMANY — 2.5%
Bilfinger Berger AG	2,050	114,617
GEA Group AG	1,153	23,183
Lanxess AG	3,595	153,309
MTU Aero Engines Holding AG	334	18,711
ProSiebenSat.1 Media AG Preference Shares	3,111	46,166
Rhoen-Klinikum AG	4,960	111,060
SGL Carbon AG (b)	1,507	43,656
Sky Deutschland AG (a)(b)	5,910	9,730
Solarworld AG (a)	1,487	16,684
Tognum AG	1,422	26,728
TUI AG (b)	2,029	18,016
United Internet AG (a)(b)	6,168	68,246

		650,106

GREECE — 0.2%
Marfin Investment Group SA (b)	12,843	15,889
Titan Cement Co. SA	2,453	46,332

		62,221

HONG KONG — 2.8%
ASM Pacific Technology, Ltd.	2,500	19,616
Chinese Estates Holdings, Ltd.	41,623	73,869
Fosun International	23,000	16,245
Fushan International Energy Group, Ltd.	44,000	25,088
GCL Poly Energy Holdings, Ltd. (b)	148,000	28,318
GOME Electrical Appliances Holdings, Ltd. (b)	168,000	51,346
Hopewell Holdings	44,000	124,872
Melco Crown Entertainment Ltd, ADR (a)(b)	2,931	10,962
Mongolia Energy Co., Ltd. (b)	98,000	34,608
NWS Holdings, Ltd.	39,850	72,462
Shangri-La Asia, Ltd.	30,000	55,784
The Link REIT	83,963	209,176

		722,346

IRELAND — 1.6%
Allied Irish Banks PLC (b)	16,227	17,392
Dragon Oil PLC (b)	7,088	42,889
Elan Corp. PLC (b)	9,468	43,374
Kerry Group PLC (Class A)	6,085	169,195
The Governor & Co. of the Bank of Ireland (b)	47,320	38,835
Willis Group Holdings PLC (a)	3,092	92,915

		404,600

ITALY — 2.2%
Banca Popolare dell’Emilia Romagna Scrl	1,357	13,871
Banca Popolare di Milano Scarl	12,001	50,017
Davide Campari-Milano SpA	44,808	222,011
EXOR SpA	4,461	54,206
Fondiaria-Sai SpA (a)	945	8,959
Geox SpA (a)	1,623	7,331
Mediolanum SpA (a)	2,298	9,085
Parmalat SpA	38,658	90,632
Pirelli & C. SpA (b)	56,515	31,532
Prysmian SpA	2,705	39,230
Saras SpA (a)(b)	12,863	27,005
Unipol Gruppo Finanziario SpA (a)(b)	24,609	826
Unipol Gruppo Finanziario SpA (b)	10,279	548
Unipol Gruppo Finanziario SpA (a)	10,279	6,969
Unipol Gruppo Finanziario SpA Preference Shares (a)(b)	24,609	10,882

		573,104

JAPAN — 26.5%
Advantest Corp. (a)	3,700	78,775
Alfresa Holdings Corp.	1,700	82,416
Amada Co., Ltd.	21,000	140,016
Aozora Bank, Ltd.	21,000	27,529
Brother Industries, Ltd. (a)	2,500	26,302
Casio Computer Co., Ltd. (a)	10,500	63,838
Cosmo Oil Co., Ltd. (a)	42,000	101,571
Credit Saison Co., Ltd. (a)	6,600	70,035
Electric Power Development Co., Ltd.	1,500	47,700
Elpida Memory, Inc. (a)(b)	3,800	59,733
Fuji Heavy Industries, Ltd. (a)(b)	27,000	146,457
Fukuoka Financial Group, Inc. (a)	37,000	155,543
Furukawa Electric Co., Ltd. (a)	25,000	110,747
Hirose Electric Co., Ltd. (a)	1,700	156,956
Hitachi Metals, Ltd.	1,000	10,261
Hokkaido Electric Power Co., Inc.	4,100	88,496
Hokuhoku Financial Group, Inc.	58,000	107,492
Idemitsu Kosan Co., Ltd.	1,700	129,099
IHI Corp.	5,000	8,080
Isetan Mitsukoshi Holdings, Ltd. (a)	12,700	125,149
Isuzu Motors, Ltd.	17,000	51,870
J Front Retailing Co., Ltd.	25,000	122,048
Japan Real Estate Investment Corp.	21	172,053
JSR Corp.	1,500	25,528
JX Holdings, Inc. (b)	8,500	41,976
Kajima Corp. (a)	45,000	103,232
Kawasaki Heavy Industries, Ltd. (a)	4,000	9,809
Kawasaki Kisen Kaisha, Ltd. (a)(b)	3,000	12,408
Keihin Electric Express Railway Co., Ltd. (a)	37,000	328,229
Konami Corp.	4,500	70,330
Konica Minolta Holdings, Inc.	8,500	82,896
Kuraray Co., Ltd.	20,500	243,711
Kurita Water Industries, Ltd. (a)	3,700	102,274
Makita Corp. (a)	1,500	40,598
Marui Group Co., Ltd. (a)	19,200	130,835
Mazda Motor Corp. (a)	2,000	4,746
MEDIPAL HOLDINGS Corp.	8,300	99,236
Mitsubishi Gas Chemical Co., Inc.	21,000	103,232
Mitsubishi Materials Corp. (a)(b)	3,000	8,103
Mitsui Chemicals, Inc. (a)	17,000	48,220
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	41,000	83,863
Mitsumi Electric Co., Ltd. (a)	1,500	25,918
Namco Bandai Holdings, Inc. (a)	10,500	92,909
NGK Spark Plug Co., Ltd.	14,000	176,088

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Nippon Paper Group, Inc.	1,500	$41,750
Nippon Sheet Glass Co., Ltd.	37,000	91,988
Nisshin Steel Co., Ltd.	41,000	66,256
NKSJ Holdings, Inc. (a)(b)	11,700	69,944
NTN Corp.	25,000	103,967
Obayashi Corp. (a)	36,000	144,423
OJI Paper Co., Ltd. (a)	16,000	79,015
OMRON Corp. (a)	1,500	33,122
SBI Holdings, Inc. (a)	387	49,026
Sega Sammy Holdings, Inc.	1,500	21,731
Seiko Epson Corp.	1,500	19,545
Shimano, Inc. (a)	4,100	177,455
Shimizu Corp.	25,000	86,450
Shinko Electric Industries Co., Ltd. (a)	1,500	19,833
Shinsei Bank, Ltd. (a)(b)	21,000	18,036
Showa Denko K.K.	58,000	106,182
Showa Shell Sekiyu K.K. (a)	20,800	144,559
Sojitz Corp. (a)	25,000	39,552
Stanley Electric Co., Ltd.	6,400	107,257
Sumitomo Heavy Industries, Ltd.	2,000	11,911
Suzuken Co., Ltd.	2,000	67,262
Taisei Corp. (a)	58,000	117,324
Taiyo Nippon Sanso Corp.	1,000	8,035
Takashimaya Co., Ltd. (a)	17,000	137,168
Teijin, Ltd.	3,000	9,018
The Bank of Kyoto, Ltd. (a)	17,000	141,010
The Gunma Bank, Ltd.	25,000	133,631
The Hachijuni Bank, Ltd.	37,000	209,481
The Joyo Bank, Ltd.	37,000	147,599
THK Co., Ltd. (a)	7,900	166,142
Ube Industries, Ltd.	45,000	107,809
Yakult Honsha Co., Ltd. (a)	1,500	41,106
Yamaha Corp.	8,300	85,917
Yokogawa Electric Corp. (a)	14,000	88,123

		6,807,934

LUXEMBOURG — 0.7%
Acergy SA	3,815	57,373
GAGFAH SA	1,357	9,879
Oriflame Cosmetics SA SDR (a)	1,924	100,650

		167,902

NETHERLANDS — 2.9%
Core Laboratories NV (a)	764	112,774
Fugro NV (a)	979	45,881
Gemalto NV	3,484	132,678
James Hardie Industries SE (b)	4,648	24,616
Koninklijke Boskalis Westminster NV	2,665	104,802
QIAGEN NV (a)(b)	4,486	87,918
SBM Offshore NV	4,063	58,751
SNS REAAL NV (b)	2,432	10,700
TomTom NV (a)(b)	2,443	13,478
Wereldhave NV	2,039	152,352

		743,950

NEW ZEALAND — 0.2%
Contact Energy, Ltd. (b)	7,829	30,633
Fletcher Building, Ltd.	3,784	20,426

		51,059

NORWAY — 0.5%
Aker Solutions ASA	1,357	15,702
Marine Harvest	51,161	34,183
Renewable Energy Corp. ASA (a)(b)	7,850	18,843
Storebrand ASA (b)	13,561	70,483

		139,211

PORTUGAL — 0.1%
Banco BPI SA	11,224	21,049
Sonae	11,625	10,836

		31,885

SINGAPORE — 2.9%
CapitaMall Trust	83,000	109,391
Fraser and Neave, Ltd.	64,000	236,086
Golden Agri-Resources, Ltd. (b)	126,000	47,833
Neptune Orient Lines, Ltd. (a)(b)	18,000	25,786
Olam International, Ltd. (a)	16,096	29,861
Singapore Press Holdings, Ltd. (a)	104,000	282,329

		731,286

SOUTH KOREA — 4.9%
Amorepacific Corp. Preference Shares	130	32,448
Cheil Industries, Inc.	1,403	108,385
Daelim Industrial Co. Ltd.	676	35,239
Daewoo Engineering & Construction Co., Ltd.	2,942	24,919
Daewoo International Corp.	1,009	25,597
Daewoo Securities Co., Ltd.	2,200	36,458
Daewoo Securities Co., Ltd. Preference Shares	2,118	13,693
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,890	29,000
Dongbu Insurance Co., Ltd.	1,050	30,504
Doosan Infracore Co., Ltd. (b)	1,490	23,412
Glovis Co., Ltd.	269	29,609
GS Engineering & Construction Corp.	542	33,266
GS Holdings	622	19,546
Hanwha Corp.	2,268	69,230
Hyosung Corp.	412	26,366
Hyundai Development Co.	726	16,339
Hyundai Merchant Marine Co., Ltd.	1,300	38,086
Hyundai Mipo Dockyard Co., Ltd.	124	13,141
Hyundai Securities Co., Ltd. (b)	4,332	41,655
KCC Corp.	119	28,874
Kia Motors Corp.	3,258	87,185
Korea Zinc Co., Ltd.	148	26,403
Korean Air Lines Co., Ltd. (b)	590	39,592
LG Household & Health Care, Ltd.	130	37,022
LS Corp.	269	19,460
Mirae Asset Securities Co., Ltd. (b)	685	30,271
NCSoft Corp.	269	44,798
OCI Co., Ltd.	269	54,814
Samsung Engineering Co., Ltd.	543	50,880
Samsung Securities Co., Ltd. (b)	964	43,074
Samsung Techwin Co., Ltd.	798	69,223
SK Holdings Co., Ltd.	542	38,766
SK Networks Co., Ltd.	1,300	11,064

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Woori Investment & Securities Co., Ltd. (b)	2,426	$31,567

		1,259,886

SPAIN — 1.9%
Bolsas y Mercados Espanoles (a)	2,971	65,178
Ebro Puleva SA	12,548	213,183
Enagas (a)	1,357	20,594
Grifols SA (a)	1,218	12,587
Grupo Catalana Occidente SA	676	10,094
Indra Sistemas SA (a)	10,252	165,510
Tecnicas Reunidas SA	269	12,378

		499,524

SWEDEN — 2.6%
Alfa Laval AB (a)	3,377	44,350
Boliden AB (a)	4,730	53,032
Getinge AB (Class B) (a)	8,366	163,084
Hexagon AB (Class B)	3,243	42,631
Husqvarna AB (Class B) (a)	6,488	39,343
Industrivarden AB	1,756	19,801
Kinnevik Investment AB (Class B) (a)	4,332	70,085
Lundin Petroleum AB (a)(b)	7,830	34,843
Meda AB (Class A) (a)	3,881	28,352
Modern Times Group AB (Class B) (a)	2,193	121,232
SSAB AB (Series A) (a)	4,331	58,882

		675,635

SWITZERLAND — 5.5%
Aryzta AG	1,896	73,143
Baloise Holding AG	1,345	94,232
Banque Cantonale Vaudoise	83	34,290
Basellandschaftliche Kantonalbank	286	331,525
Clariant AG (b)	6,077	77,544
EFG International AG	1,593	19,204
Foster Wheeler AG (a)(b)	2,165	45,595
Logitech International SA (b)	1,821	24,925
Nobel Biocare Holding AG	2,984	51,746
Panalpina Welttransport Holding AG	383	30,403
PSP Swiss Property AG (b)	3,836	229,978
Sika AG	122	217,221
Straumann Holding AG	170	36,937
Sulzer AG	1,007	94,597
Swiss Life Holding AG (b)	412	39,735

		1,401,075

UNITED KINGDOM — 15.2%
3i Group PLC	18,250	72,655
Aberdeen Asset Management PLC	8,248	15,918
Admiral Group PLC	7,680	161,895
Aggreko PLC	11,003	232,931
AMEC PLC	2,432	30,054
ARM Holdings PLC (a)	4,816	19,994
Ashmore Group PLC	4,052	14,749
Balfour Beatty PLC	26,906	96,328
British Airways PLC (a)(b)	10,004	29,335
Bunzl PLC	8,124	81,859
Burberry Group PLC	1,899	21,635
Capital & Counties Properties PLC (b)	3,919	6,362
Cobham PLC	52,765	168,383
Dana Petroleum PLC (b)	1,839	31,228
Drax Group PLC	13,322	75,000
easyJet PLC (b)	4,050	24,104
EnQuest PLC (a)(b)	9,528	14,448
EnQuest PLC (b)	3,828	5,693
FirstGroup PLC	12,939	70,773
GKN PLC (b)	20,585	35,817
Hammerson PLC	9,232	47,472
Hays PLC	65,743	90,194
Home Retail Group PLC	17,279	55,451
ICAP PLC	5,139	31,154
IG Group Holdings PLC	3,516	22,146
Inchcape PLC (b)	14,246	52,431
Informa PLC	27,306	145,312
Inmarsat PLC	19,638	209,923
Intercontinental Hotels Group PLC	4,328	68,831
Intertek Group PLC	8,168	176,337
Invensys PLC	16,727	60,461
Investec PLC	18,450	125,207
ITV PLC (b)	63,790	48,052
Johnson Matthey PLC	1,357	30,331
Liberty International PLC	3,919	18,270
Logica PLC	63,125	103,130
London Stock Exchange Group PLC	4,341	36,597
Lonmin PLC (b)	2,705	57,102
Pennon Group PLC	16,866	139,540
Persimmon PLC (b)	3,652	19,123
Petrofac, Ltd.	4,238	75,198
Petropavlovsk PLC	2,564	45,648
Premier Oil PLC (b)	676	12,571
Randgold Resources, Ltd.	1,738	167,064
Rentokil Initial PLC (b)	30,451	49,157
Resolution, Ltd.	28,880	27,350
Rexam PLC	19,752	89,539
Segro PLC	12,627	47,946
Serco Group PLC	22,017	193,685
Tate & Lyle PLC	9,226	62,072
Taylor Wimpey PLC (b)	19,195	7,570
Thomas Cook Group PLC	7,817	20,887
Tomkins PLC	39,776	134,966
Travis Perkins PLC (b)	2,432	26,670
Tui Travel PLC	26,327	82,439
Virgin Media, Inc. (a)	4,745	79,194
William Hill PLC	20,139	51,613

		3,919,794

TOTAL COMMON STOCKS —
(Cost $26,612,046)		25,710,905

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
Fonciere des Regions (expiring 12/31/10) (b) (Cost $0)	88	51

SHORT TERM INVESTMENTS — 14.4%
UNITED STATES — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,697,449	3,697,449

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (d)	100	$100

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,697,549)		3,697,549

TOTAL INVESTMENTS — 114.4%
(Cost $30,309,595)		29,408,505
OTHER ASSETS AND LIABILITIES — (14.4)%		(3,694,106)

NET ASSETS — 100.0%		$25,714,399

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	6.3%
Commercial Banks	6.1
Chemicals	5.6
Machinery	5.0
Real Estate Investment Trusts	5.0
Oil, Gas & Consumable Fuels	4.3
Construction & Engineering	3.9
Insurance	3.2
Food Products	3.0
Media	2.9
Diversified Financial Services	2.8
Industrial Conglomerates	2.7
Multiline Retail	2.6
Road & Rail	2.4
Energy Equipment & Services	2.3
Auto Components	2.0
Capital Markets	2.0
Health Care Providers & Services	2.0
Commercial Services & Supplies	1.9
Real Estate Management & Development	1.9
Food & Staples Retailing	1.8
Hotels, Restaurants & Leisure	1.7
IT Services	1.7
Health Care Equipment & Supplies	1.6
Leisure Equipment & Products	1.5
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.3
Aerospace & Defense	1.2
Diversified Telecommunication Services	1.2
Electrical Equipment	1.2
Paper & Forest Products	1.2
Automobiles	1.1
Trading Companies & Distributors	1.1
Office Electronics	1.0
Professional Services	1.0
Beverages	0.9
Pharmaceuticals	0.9
Semiconductors & Semiconductor Equipment	0.9
Construction Materials	0.8
Independent Power Producers & Energy Traders	0.8
Computers & Peripherals	0.7
Airlines	0.6
Building Products	0.6
Household Durables	0.6
Transportation Infrastructure	0.6
Air Freight & Logistics	0.5
Personal Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Water Utilities	0.5
Biotechnology	0.4
Software	0.4
Consumer Finance	0.3
Containers & Packaging	0.3
Internet Software & Services	0.3
Marine	0.3
Distributors	0.2
Internet & Catalog Retail	0.2
Specialty Retail	0.2
Gas Utilities	0.1
Household Products	0.1
Short Term Investments	14.4
Other Assets & Liabilities	(14.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 8.1%
Anhanguera Educacional Participacoes SA (a)	95,075	$1,439,443
Centrais Eletricas de Santa Catarina SA Preference Shares (a)	56,797	1,079,222
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	178,880	463,451
Confab Industrial SA Preference Shares	560,501	1,514,363
Diagnosticos da America SA	353,912	3,335,903
Eternit SA	173,343	813,582
LLX Logistica SA (a)	587,240	2,397,829
Localiza Rent a Car SA	108,284	1,258,557
Lojas Renner SA	121,537	3,303,919
Lupatech SA (a)	72,030	839,185
Magnesita Refratarios SA (a)	179,541	1,035,909
Marcopolo SA Preference Shares	383,747	2,018,264
Multiplan Empreendimentos Imobiliarios SA	40,187	735,963
Randon SA Implementos e Participacoes Preference Shares	333,458	1,903,624
Rossi Residencial SA	91,292	658,923
Sao Martinho SA	109,040	843,888
Totvs SA (a)	55,600	4,131,828

		27,773,853

CHILE — 2.0%
Almendral SA	6,900,389	661,138
Companhia Sudamericana de Vapores SA (a)	1,435,920	1,286,681
Empresas La Polar SA	481,681	2,610,808
Masisa SA (a)	8,164,794	1,079,997
Vina Concha Y Toro SA	663,057	1,373,428

		7,012,052

CHINA — 10.0%
AAC Acoustic Technology Holdings, Inc.	1,054,000	1,515,933
Anhui Expressway Co., Ltd.	2,550,000	1,414,638
BBMG Corp.	973,500	1,015,111
Brilliance China Automotive Holdings, Ltd. (a)	7,212,000	2,361,660
China Green Holdings, Ltd.	1,125,000	1,138,414
China Hongxing Sports, Ltd.	2,851,000	245,054
China Huiyuan Juice Group, Ltd.	1,425,400	982,952
China Medical Technologies, Inc. ADR (b)	27,146	285,304
China Resources Gas Group, Ltd.	460,000	652,151
China Shanshui Cement Group, Ltd.	2,405,000	1,077,859
China Shineway Pharmaceutical Group Ltd.	62,000	190,288
E-House China Holdings, Ltd. (b)	28,369	420,145
Focus Media Holding, Ltd. ADR (a)(b)	50,264	780,600
Giant Interactive Group, Inc. ADR (b)	132,030	908,366
Great Wall Motor Co., Ltd.	1,013,000	1,769,171
Harbin Power Equipment Co., Ltd.	1,198,000	863,060
Home Inns & Hotels Management, Inc. ADR (a)	71,716	2,799,793
Lianhua Supermarket Holdings Co. Ltd.	33,000	121,412
Livzon Pharmaceutical, Inc.	73,900	190,654
Metallurgical Corp. of China, Ltd. (a)	1,788,000	773,782
Ports Design, Ltd.	713,000	1,831,222
Semiconductor Manufacturing International Corp. (a)	21,748,000	1,759,468
Shanghai Electric Group Co., Ltd. (a)	3,138,000	1,406,371
Shenzhen International Holdings, Ltd.	17,812,500	1,109,400
SINA Corp. (a)(b)	46,803	1,650,274
Tong Ren Tang Technologies Co. Ltd.	21,000	40,991
Wumart Stores, Inc.	746,000	1,345,016
WuXi PharmaTech Cayman, Inc. ADR (a)	36,885	588,685
Xinjiang Xinxin Mining Industry Co., Ltd.	2,547,000	1,259,248
Zhejiang Southeast Electric Power Co.	1,380,500	677,825
Zhuzhou CSR Times Electric Co., Ltd.	1,426,000	3,047,153

		34,222,000

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	2,415	1,007,159

EGYPT — 1.8%
Eastern Tobacco	35,477	770,703
Egyptian Financial Group-Hermes Holding	235,785	1,217,422
Egyptian for Tourism Resorts (a)	1,327,897	445,274
Egyptian Kuwait Holding Co.	739,887	1,124,628
Maridive & Oil Services SAE	111,866	351,259
Misr Beni Suef Cement Co.	34,830	978,371
Olympic Group Financial Investments	80,615	369,391
Six of October Development & Investment Co. (a)	46,105	663,731
Suez Cement Co.	68,970	430,094

		6,350,873

HONG KONG — 3.2%
BaWang International Group Holding Ltd.	44,000	31,472
Chaoda Modern Agriculture Holdings, Ltd.	2,105,120	2,081,561
China Everbright International, Ltd.	3,068,000	1,304,082
China Power International Development, Ltd. (a)	6,364,000	1,397,487
China Travel International Investment Hong Kong, Ltd. (a)	5,108,000	1,095,441

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Comba Telecom Systems Holdings Ltd.	270,000	$301,651
Fufeng Group Ltd.	96,000	62,996
GZI Transportation, Ltd.	584,549	289,003
Kingway Brewery Holdings Ltd. (a)	612,000	130,461
Lee & Man Paper Manufacturing, Ltd.	989,600	739,612
Poly Hong Kong Investments Ltd.	388,000	385,152
Shougang Concord International Enterprises Co., Ltd. (a)	6,624,000	944,202
Sino Biopharmaceutical	1,708,000	671,167
VODone Ltd.	298,000	89,165
Yuexiu Property Co., Ltd. (a)	6,468,000	1,420,324

		10,943,776

INDIA — 10.1%
Amtek Auto, Ltd.	199,614	761,580
Anant Raj Industries, Ltd.	355,425	898,415
Ashok Leyland, Ltd.	1,727,854	2,377,218
Aurobindo Pharma Ltd. (a)	7,531	147,312
Bharat Forge, Ltd.	317,455	1,981,830
CESC, Ltd.	164,709	1,333,772
Colgate-Palmolive India Ltd. (a)	6,440	116,293
Divi’s Laboratories, Ltd. (a)	108,367	1,796,589
Educomp Solutions, Ltd.	67,776	776,626
Glenmark Pharmaceuticals, Ltd.	256,379	1,490,415
GTL, Ltd.	181,017	1,668,498
India Cements, Ltd.	298,044	692,409
Indiabulls Financial Services, Ltd.	198,832	610,045
IRB Infrastructure Developers, Ltd.	319,599	1,840,731
IVRCL Infrastructures & Projects, Ltd.	690,249	2,780,613
LIC Housing Finance, Ltd.	34,912	750,595
MAX India, Ltd. (a)	279,000	922,091
Moser Baer India, Ltd.	541,622	796,486
Nagarjuna Construction Co., Ltd.	405,640	1,647,189
Patni Computer Systems, Ltd.	222,394	2,489,214
Punj Lloyd, Ltd.	311,021	914,748
Sintex Industries, Ltd.	190,461	1,332,140
United Phosphorus, Ltd.	419,749	1,662,457
Welspun-Gujarat Stahl, Ltd.	198,685	995,885
Yes Bank, Ltd.	321,597	1,862,625
Zee Entertainment Enterprises, Ltd.	330,256	2,187,959

		34,833,735

INDONESIA — 1.8%
Bakrie and Brothers Tbk PT (a)	68,277,500	429,324
Bank Panin Indonesia Tbk PT (a)	20,910,000	2,352,807
Darma Henwa PT Tbk (a)	69,868,323	593,476
Energi Mega Persada Tbk PT (a)	17,173,500	242,494
Kalbe Farma Tbk PT	8,140,000	1,885,714
Lippo Karawaci Tbk PT (a)	15,489,000	854,330

		6,358,145

ISRAEL — 3.2%
Clal Industries and Investments, Ltd.	245,313	1,598,974
Elbit Imaging, Ltd. (a)	30,353	444,797
First International Bank of Israel, Ltd. (a)	85,500	1,321,654
Isramco Negev 2 — LP (a)	14,011,034	1,747,093
Koor Industries, Ltd.	40,998	730,919
NICE Systems, Ltd. (a)	83,721	2,096,530
Orbotech, Ltd. (a)(b)	142,806	1,545,161
Osem Investments, Ltd.	127,004	1,619,657

		11,104,785

MALAYSIA — 5.2%
AirAsia Bhd (a)	1,317,400	508,649
Alliance Financial Group Bhd	2,435,200	2,218,947
Berjaya Corp. Bhd	1,239,500	486,229
Berjaya Corp. Bhd (c)	123,950	49,771
Bursa Malaysia Bhd	586,800	1,276,007
Fraser & Neave Holdings Bhd (a)	89,800	348,382
Gamuda Bhd	2,971,000	2,927,410
Genting Plantations Bhd	218,800	450,779
Hong Leong Financial Group Bhd (a)	168,200	436,930
IGB Corp. Bhd	3,002,600	1,623,027
KNM Group Bhd (a)	5,560,750	875,979
Kulim Malaysia Bhd	408,200	939,333
Malaysian Bulk Carriers Bhd	740,700	649,757
Media Prima Bhd	1,219,600	794,859
Parkson Holdings Bhd	768,894	1,294,354
SP Setia Bhd	1,587,200	2,054,168
Top Glove Corp. Bhd	163,300	692,039
UEM Land Holdings Bhd (a)	616,600	278,065

		17,904,685

MEXICO — 3.2%
Axtel SAB de CV (a)	1,255,394	740,508
Banco Compartamos SA de CV	173,661	906,018
Consorcio ARA SAB de CV (a)(b)	1,598,160	956,336
Corporacion GEO SAB de CV (a)	500,081	1,339,433
Empresas ICA SAB de CV (a)	536,879	1,266,319
Grupo Aeroportuario del Sureste SAB de CV (b)	411,293	1,883,704
Industrias CH SAB, Series B (a)	350,095	1,183,069
Promotora y Operadora de Infraestructura, SAB de CV (a)	423,896	923,830
TV Azteca SAB de CV	3,227,000	1,713,132

		10,912,349

MOROCCO — 0.2%
Samir (a)	6,712	515,176

PERU — 0.1%
Sociedad Minera El Brocal SA	18,601	286,220

PHILIPPINES — 1.1%
Aboitiz Power Corp.	1,275,000	508,845
Energy Development Corp. (a)	4,853,000	476,349
GMA Holdings, Inc.	2,226,900	293,045
Jollibee Foods Corp.	274,300	417,175
Megaworld Corp.	39,975,000	1,224,560
Metropolitan Bank & Trust	463,900	630,476
Universal Robina Corp.	551,800	369,017

		3,919,467

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

POLAND — 2.1%
Agora SA (a)	98,327	$669,945
Asseco Poland SA	65,219	1,042,840
Bank Millennium SA (a)	398,630	505,200
Ciech SA (a)	32,689	246,826
Echo Investment SA (a)	465,485	573,388
Emperia Holding SA	17,132	439,061
Grupa Lotos SA (a)	122,162	1,043,594
LPP SA (a)	1,228	626,154
Orbis SA (a)	47,046	494,957
PBG SA (a)	14,681	908,556
Polimex- Mostostal SA	605,733	785,606

		7,336,127

RUSSIA — 1.4%
AK Transneft OAO Preference Shares	846	761,400
Integra Group Holdings GDR (a)	335,797	755,543
Inter Rao Ues OAO (a)	451,448,405	699,745
LSR Group GDR (a)	105,762	803,791
OGK-2 OAO (a)	6,029,485	287,004
PIK Group GDR (a)	184,911	628,697
Vsmpo-Avisma Corp.	7,469	709,555

		4,645,735

SOUTH AFRICA — 10.1%
Afgri, Ltd.	1,043,004	850,371
Aquarius Platinum, Ltd.	245,534	1,205,988
Aveng, Ltd.	302,664	1,360,168
Barloworld, Ltd.	117,803	625,451
Clicks Group Ltd. (a)	169,307	749,820
Coronation Fund Managers, Ltd.	538,713	769,510
DataTec, Ltd.	395,742	1,468,197
Foschini, Ltd.	382,943	3,239,065
Gold Reef Resorts, Ltd.	412,969	861,946
Grindrod, Ltd. (b)	607,664	1,136,724
Hosken Consolidated Investments, Ltd. (a)	106,732	1,097,143
Investec, Ltd.	168,029	1,180,355
JD Group, Ltd.	320,994	1,695,877
JSE, Ltd.	178,958	1,533,766
Lewis Group, Ltd.	334,333	2,568,404
Medi-Clinic Corp. Ltd. (a)	154,938	531,969
Merafe Resources, Ltd.	2,820,524	459,920
Metorex, Ltd. (a)	635,472	273,560
Metropolitan Holdings Ltd.	288,152	603,684
Mondi Ltd.	88,335	520,736
Mvelaphanda Resources, Ltd. (a)	206,327	1,214,147
Netcare, Ltd. (a)	1,155,293	1,944,126
Northam Platinum, Ltd. (b)	196,199	1,164,530
Reunert, Ltd.	287,653	2,153,514
SA Corporate Real Estate Fund	3,091,141	1,169,390
The Spar Group, Ltd.	101,037	1,051,782
Tongaat Hulett, Ltd.	50,227	704,022
Wilson Bayly Holmes-Ovcon, Ltd.	62,856	896,209
Woolworths Holdings, Ltd.	525,957	1,643,230

		34,673,604

TAIWAN — 28.5%
A-DATA Technology Co., Ltd. (a)	151,000	297,944
Accton Technology Corp. (a)	519,000	259,246
Advanced Ceramic X Corp.	48,000	336,866
Advanced Power Electronics Corp.	58,000	59,387
AGV Products Corp. (a)	813,000	318,809
Alpha Networks, Inc.	287,000	221,068
AmTRAN Technology Co., Ltd. (a)	476,000	430,350
Apex Biotechnology Corp.	419,000	805,882
Arcadyan Technology Corp. (a)	136,000	253,956
Asia Optical Co., Inc.	278,540	450,775
Asia Polymer	295,000	244,215
Aten International Co. Ltd.	82,000	133,981
Basso Industry Corp. (a)	156,000	139,340
BES Engineering Corp.	2,186,000	493,919
Biostar Microtech International Corp. (a)	440,000	283,460
Cando Corp/Taiwan (a)	225,328	147,617
Capital Securities Corp. (a)	1,651,100	706,554
Catcher Technology Co., Ltd.	270,132	588,495
Cathay No. 1 REIT	1,044,000	349,283
Cathay Real Estate Development Co., Ltd. (a)	1,432,000	503,606
Chang Wah Electromaterials, Inc. (a)	12,000	61,248
Charoen Pokphand Enterprise	803,000	446,090
Chicony Electronics Co., Ltd.	374,372	837,725
Chien Kuo Construction Co. Ltd.	266,000	144,046
China Bills Finance Corp.	2,072,394	594,665
China Life Insurance Co., Ltd. (a)	1,607,655	1,308,379
China Petrochemical Development Corp. (a)	1,818,780	922,650
China Steel Chemical Corp.	241,000	705,040
China Synthetic Rubber Corp.	568,000	541,811
Chinese Gamer International Corp.	20,000	164,947
Chipbond Technology Corp. (a)	347,000	518,370
Chong Hong Construction Co., Ltd.	177,000	320,601
Chung Hung Steel Corp. (a)	768,000	305,943
Chunghwa Picture Tubes, Ltd. (a)	5,240,000	344,098
Clevo Co. (a)	481,053	1,015,060
CMC Magnetics Corp. (a)	2,457,000	616,324
Coretronic Corp.	1,001,420	1,483,516
Crete Systems, Inc.	74,000	180,788
CTCI Corp.	621,000	610,728
D-Link Corp.	760,904	581,367
Dynamic Electronics Co., Ltd.	367,000	291,256
E.Sun Financial Holding Co., Ltd. (a)	3,468,562	1,419,529
Elan Microelectronics Corp.	240,000	337,239
Elite Material Co. Ltd.	144,000	123,916
Epistar Corp.	486,548	1,271,962
Eternal Chemical Co., Ltd. (a)	438,000	421,213
Everlight Electronics Co., Ltd.	313,503	807,869
Excelsior Medical Co. Ltd.	146,000	324,429
Far Eastern Department Stores, Ltd.	721,629	594,030
Far Eastern International Bank (a)	1,988,669	637,483
Faraday Technology Corp.	266,323	414,427

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Farglory Land Development Co., Ltd.	182,000	$363,643
Feng Hsin Iron & Steel Co., Ltd.	401,270	532,005
Formosa Sumco Technology Corp.	236,000	449,503
Formosa Taffeta Co., Ltd.	819,000	578,600
Formosan Rubber Group, Inc.	356,000	251,504
FSP Technology, Inc.	207,000	246,739
Gallant Precision Machining Co. Ltd. (a)	238,000	114,809
Gemtek Technology Corp.	167,000	233,363
GeoVision, Inc.	15,000	51,118
Giant Manufacturing Co., Ltd.	354,660	1,081,701
Gintech Energy Corp. (a)	480,294	1,272,055
Global Unichip Corp.	95,669	348,358
Goldsun Development & Construction Co., Ltd.	1,507,516	656,839
Grand Pacific Petrochemical (a)	722,000	279,754
Great Wall Enterprise Co.	314,000	274,114
Greatek Electronics, Inc.	827,900	797,458
HannStar Display Corp. (a)	3,705,474	711,538
Hey Song Corp.	309,000	208,202
Highwealth Construction Corp.	373,000	596,679
Himax Technologies, Inc. ADR (a)(b)	366,202	1,065,648
Hiwin Technologies Corp.	142,000	297,863
Hotai Motor Co., Ltd.	251,000	610,090
Huaku Development Co., Ltd. (a)	182,000	452,571
Huang Hsiang Construction Co. (a)	171,000	255,716
Ibase Technology, Inc.	111,000	165,473
IC Plus Corp. (a)	139,000	138,431
Inotera Memories, Inc. (a)	680,000	381,993
Inventec Co., Ltd.	2,367,405	1,267,273
Jess-Link Products Co. Ltd. (a)	124,000	391,703
KGI Securities Co., Ltd.	2,577,000	1,010,541
King Yuan Electronics Co., Ltd.	1,144,994	475,722
King’s Town Bank (a)	719,000	238,313
Kinsus Interconnect Technology Corp.	277,030	537,136
Largan Precision Co., Ltd.	59,220	951,014
LEE Chang Yung Chemical Industry Corp.	355,000	425,361
Lingsen Precision Industries Ltd.	446,000	271,363
Long Bon International Co. Ltd. (a)	707,000	272,841
Lumax International Corp. Ltd.	31,000	50,555
Macronix International Co., Ltd.	1,976,656	1,313,403
Makalot Industrial Co., Ltd.	460,000	1,102,345
Mayer Steel Pipe Corp. (a)	299,000	208,443
Mirle Automation Corp. (a)	161,000	155,330
Mitac International Corp.	1,200,999	456,007
Motech Industries, Inc.	139,000	426,108
Nan Kang Rubber Tire Co., Ltd. (a)	602,000	758,788
Nan Ya Printed Circuit Board Corp.	120,000	491,107
Nanya Technology Corp. (a)	1,454,948	1,143,346
Novatek Microelectronics Corp., Ltd.	309,572	839,168
Oriental Union Chemical Corp. (a)	424,000	315,379
Pan-International Industrial Co., Ltd.	222,000	336,474
Phison Electronics Corp.	72,000	416,787
Phytohealth Corp. (a)	244,000	350,074
PixArt Imaging, Inc.	66,000	371,785
Polaris Securities Co., Ltd. (a)	2,938,920	1,294,235
Portwell, Inc.	136,000	146,871
Pou Chen Corp.	1,570,000	1,228,872
Powerchip Semiconductor Corp. (a)	3,144,000	428,574
Powertech Industrial Co. Ltd.	112,000	137,684
Powertech Technology, Inc.	315,168	883,763
President Securities Corp. (a)	976,924	483,423
Prime Electronics Satellitics, Inc.	233,000	221,169
Prime View International Co., Ltd. (a)	411,000	505,891
Promate Electronic Co. Ltd.	297,000	242,174
Qisda Corp. (a)	1,318,080	656,343
Radium Life Tech Co., Ltd. (a)	445,000	380,857
Raydium Semiconductor Corp.	66,000	491,331
Realtek Semiconductor Corp.	285,188	631,059
RichTek Technology Corp.	94,455	798,112
Ritek Corp. (a)	3,580,596	900,400
Ruentex Development Co., Ltd.	624,000	996,256
Ruentex Industries, Ltd. (a)	351,000	979,870
Sercomm Corp.	383,000	247,335
Sheng Yu Steel Co. Ltd.	287,000	188,466
Shinkong Insurance Co. Ltd. (a)	279,000	251,809
Shinkong Synthetic Fibers Corp. (a)	953,000	320,321
Silicon Motion Technology Corp. ADR (a)(b)	84,619	437,480
Simplo Technology Co., Ltd.	152,530	833,108
Sinbon Electronics Co. Ltd.	287,000	204,544
Sino-American Silicon Products, Inc.	161,000	346,738
Sinon Corp.	596,000	242,989
Sinphar Pharmaceutical Co. Ltd.	275,000	277,298
Sintek Photronic Corp. (a)	375,000	244,503
Solar Applied Materials Technology Corp.	210,423	467,585
St. Shine Optical Co., Ltd.	82,000	658,419
Standard Foods Corp.	135,000	328,976
Sunonwealth Electric Machine Industry Co. Ltd.	384,000	313,113
Super Dragon Technology Co. Ltd.	132,000	205,817
T JOIN Transportation Co.	287,000	207,670
Taichung Commercial Bank	1,416,848	384,511
Tainan Enterprises Co. Ltd.	285,000	301,130
Taishin Financial Holdings Co., Ltd. (a)	3,570,518	1,389,026
Taisun Enterprise Co. Ltd. (a)	632,000	343,227
Taiwan Acceptance Corp.	293,000	367,943
Taiwan Business Bank (a)	3,005,000	794,936
Taiwan Glass Industrial Corp.	1,493,787	1,376,098
Taiwan Hon Chuan Enterprise Co., Ltd.	267,000	491,098
Taiwan Hopax Chemicals Manufacturing Co. Ltd. (a)	207,000	162,023

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Taiwan IC Packaging Corp. (a)	278,000	$88,250
Taiwan Life Insurance Co., Ltd. (a)	311,000	322,794
Taiwan Mask Corp.	479,000	168,455
Taiwan Secom	271,000	425,922
Tatung Co., Ltd. (a)	2,614,268	463,761
Teco Electric & Machinery Co., Ltd.	2,638,000	1,091,932
Tecom Co. Ltd. (a)	388,000	118,459
Transcend Information, Inc.	131,000	348,991
Tripod Technology Corp.	461,255	1,722,627
TSRC Corp.	544,000	755,097
TTY Biopharm Co., Ltd.	122,000	351,213
Tung Ho Steel Enterprise Corp.	612,258	483,991
Unimicron Technology Corp.	744,130	1,097,732
Unitech Computer Co. Ltd.	235,000	135,303
Universal Cement Corp. (a)	476,800	203,295
Userjoy Technology Co. Ltd.	14,000	160,777
Ve Wong Corp.	183,000	142,384
Via Technologies, Inc. (a)	463,062	364,610
Visual Photonics Epitaxy Co., Ltd. (a)	205,000	481,054
Wafer Works Corp.	274,821	347,252
Wah Hong Industrial Corp.	94,000	167,630
Walsin Lihwa Corp. (a)	3,133,000	1,165,192
Wan Hai Lines, Ltd. (a)	1,323,400	819,621
Waterland Financial Holdings Co., Ltd. (a)	1,071,000	319,652
Wei Chuan Food Corp. (a)	292,000	347,603
Weikeng Industrial Co. Ltd.	372,000	251,230
Winbond Electronics Corp. (a)	5,617,000	1,424,725
Wintek Corp. (a)	990,000	801,083
Wistron NeWeb Corp. (a)	143,000	244,330
WPG Holdings Co., Ltd.	508,304	949,170
XinTec, Inc.	75,000	162,224
Yageo Corp.	3,050,000	1,243,484
Yang Ming Marine Transport Corp.	1,508,899	772,494
Yeh-Chiang Technology Corp. (a)	181,000	247,856
Yosun Industrial Corp.	899,801	1,366,581
Young Fast Optoelectronics Co., Ltd. (a)	66,000	503,244
Yuen Foong Yu Paper Manufacturing Co., Ltd. (a)	2,163,080	784,273
Yulon Motor Co., Ltd.	1,324,462	1,310,798
Yung Shin Pharmaceutical Industrial Co. Ltd.	305,000	304,701
Yungtay Engineering Co. Ltd.	170,000	139,147
Zenitron Corp.	240,000	146,025
Zyxel Communications Corp.	303,000	179,641

		98,081,285

THAILAND — 5.0%
BEC World PCL	2,395,320	2,033,692
Cal-Comp Electronics Thailand PCL	13,329,384	1,489,730
Central Pattana PCL	1,980,787	1,223,086
Charoen Pokphand Foods PCL	5,560,063	3,484,695
Glow Energy PCL	714,284	821,460
Hana Microelectronics PCL	3,379,494	2,817,114
Minor International PCL (a)	2,082,310	649,316
PTT Aromatics & Refining PCL	438,124	341,545
Thanachart Capital PCL	3,883,190	3,476,768
Thoresen Thai Agencies PCL	1,114,047	797,959

		17,135,365

TURKEY — 2.2%
Albaraka Turk Katilim Bankasi	782,430	1,452,926
Asya Katilim Bankasi AS	292,880	677,051
Dogan Yayin Holding AS (a)	412,810	349,386
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	1,316,962	482,449
Petkim Petrokimya Holding AS (a)	265,999	1,780,887
Sekerbank TAS	584,640	550,206
Turk Hava Yollari Anonim Ortakligi (a)	858,153	2,124,718

		7,417,623

TOTAL COMMON STOCKS —
(Cost $346,433,559)		342,434,014

PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Klabin SA Preference Shares (Cost $527,413)	176,000	488,211

DEPOSITARY RECEIPTS — 0.0% (d)
PHILIPPINES — 0.0% (d)
ABS-CBN Holdings Corp, PDR (Cost $94,288)	110,500	96,543

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Media Prima Bhd (expiring 12/31/14) (a)	31,497	5,740

THAILAND — 0.0% (d)
Minor International PCL (expiring 5/18/13) (a)	148,124	10,975

TOTAL WARRANTS —
(Cost $9,828)		16,715

SHORT TERM INVESTMENTS — 0.9%
UNITED STATES — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,778,393	2,778,393
State Street Institutional Liquid Reserves Fund (e)	237,595	237,595

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,015,988)		3,015,988

TOTAL INVESTMENTS — 100.6%
(Cost $350,081,076)		346,051,471
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,160,775)

NET ASSETS — 100.0%		$343,890,696

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	6.5%
Electronic Equipment, Instruments & Components	6.0
Construction & Engineering	5.3
Real Estate Management & Development	5.0
Commercial Banks	4.9
Food Products	4.6
Metals & Mining	4.1
Computers & Peripherals	3.4
Multiline Retail	3.0
Chemicals	2.9
Media	2.6
Capital Markets	2.5
Electrical Equipment	2.5
Software	2.5
Specialty Retail	2.5
Industrial Conglomerates	2.4
Machinery	2.3
Construction Materials	2.2
Textiles, Apparel & Luxury Goods	2.1
Hotels, Restaurants & Leisure	2.0
Health Care Providers & Services	1.8
Pharmaceuticals	1.7
Transportation Infrastructure	1.7
Automobiles	1.6
Marine	1.6
Communications Equipment	1.3
Consumer Finance	1.3
Household Durables	1.3
IT Services	1.2
Independent Power Producers & Energy Traders	1.2
Auto Components	1.0
Diversified Financial Services	1.0
Electric Utilities	0.9
Food & Staples Retailing	0.9
Paper & Forest Products	0.9
Airlines	0.8
Building Products	0.8
Oil, Gas & Consumable Fuels	0.8
Gas Utilities	0.7
Insurance	0.7
Beverages	0.6
Diversified Consumer Services	0.6
Energy Equipment & Services	0.6
Commercial Services & Supplies	0.5
Health Care Equipment & Supplies	0.5
Internet Software & Services	0.5
Leisure Equipment & Products	0.5
Life Sciences Tools & Services	0.5
Tobacco	0.5
Air Freight & Logistics	0.4
Biotechnology	0.4
Diversified Telecommunication Services	0.4
Road & Rail	0.4
Containers & Packaging	0.3
Real Estate Investment Trusts	0.3
Thrifts & Mortgage Finance	0.2
Personal Products	0.0 ***
Short Term Investments	0.9
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is based on Level 1 inputs except for Berjaya Corp. Bhd which was Level 2 and part of the Industrial Conglomerates Industry, representing 0.01% of the net assets. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.9%
Abacus Property Group	332,507	$115,149
Astro Japan Property Group (a)	129,420	35,527
Bunnings Warehouse Property Trust (a)	74,445	118,529
CFS Retail Property Trust (a)	407,481	650,498
Charter Hall Office REIT (b)	1,130,904	238,805
Charter Hall Retail REIT (a)	345,782	160,636
Commonwealth Property Office Fund (a)	429,143	337,102
Dexus Property Group (a)	1,087,297	707,157
Goodman Group	1,396,377	748,951
GPT Group	453,803	1,077,086
ING Industrial Fund	573,609	181,687
ING Office Fund	592,728	290,376
Westfield Group	532,239	5,475,590

		10,137,093

AUSTRIA — 0.9%
Atrium European Real Estate, Ltd.	45,869	199,625
CA Immobilien Anlagen AG (b)	19,207	201,435
Immofinanz AG (a)(b)	255,357	666,549

		1,067,609

BELGIUM — 0.5%
Befimmo S.C.A.	3,334	229,143
Cofinimmo	2,732	309,277

		538,420

CANADA — 5.1%
Artis REIT	5,740	58,607
Boardwalk REIT	5,799	218,612
Brookfield Asset Management, Inc. (Class A)	125,320	2,838,613
Brookfield Properties Corp. (a)	63,381	889,869
Calloway REIT	10,196	200,725
Canadian Apartment Properties REIT	8,294	116,919
Canadian REIT	7,927	207,229
Chartwell Seniors Housing REIT	15,568	105,042
Extendicare REIT	9,589	77,062
First Capital Realty, Inc. (a)	14,286	182,970
H&R REIT	17,236	275,737
Primaris Retail REIT	8,190	134,567
RioCan REIT	28,940	518,532

		5,824,484

CHINA — 1.9%
Hongkong Land Holdings, Ltd. (a)	293,000	1,459,140
Kerry Properties, Ltd.	151,135	660,851

		2,119,991

FRANCE — 4.8%
Beni Stabili SpA (b)	37,266	28,301
Fonciere des Regions (a)(b)	5,045	420,153
Gecina SA	5,116	466,172
Klepierre	22,959	640,208
SILIC (a)	2,325	230,679
Unibail-Rodamco SE	22,313	3,682,879

		5,468,392

GERMANY — 0.1%
IVG Immobilien AG (b)	19,987	119,717

HONG KONG — 4.8%
Champion REIT	374,462	174,556
GZI REIT	179,000	75,626
Hang Lung Group, Ltd.	204,996	1,113,544
Hang Lung Properties, Ltd.	448,018	1,734,620
Hysan Development Co., Ltd.	149,141	425,179
Prosperity REIT	289,000	51,957
The Link REIT	538,330	1,341,133
Wheelock & Co., Ltd.	202,016	575,917

		5,492,532

ITALY — 0.1%
Beni Stabili SpA (a)	205,081	157,002

JAPAN — 9.0%
Aeon Mall Co., Ltd. (a)	19,500	391,366
DA Office Investment Corp. (a)	64	142,913
Daibiru Corp. (a)	14,300	108,757
Frontier Real Estate Investment Corp. (a)	36	248,164
Fukuoka REIT Corp. (a)	22	127,540
Global One Real Estate Investment Co., Ltd. (a)	24	165,985
Hankyu REIT, Inc.	21	81,636
Heiwa Real Estate Co., Ltd.	37,000	84,880
Japan Excellent, Inc. (a)	34	161,758
Japan Hotel and Resort, Inc.	19	36,931
JAPAN OFFICE Investment Corp.	35	32,433
Japan Prime Realty Investment Corp. (a)	176	373,321
Japan Real Estate Investment Corp. (a)	120	983,162
Japan Retail Fund Investment Corp.	413	505,924
Kenedix Realty Investment Corp.	58	162,615
Mitsui Fudosan Co., Ltd.	215,000	3,039,496
Mori Hills REIT Investment Corp.	41	84,094
Mori Trust Sogo REIT, Inc. (a)	42	314,205
Nippon Building Fund, Inc. (a)	132	1,050,153
Nippon Commercial Investment Corp.	64	61,693
Nomura Real Estate Office Fund, Inc. (a)	71	355,441
NTT Urban Development Corp.	269	216,136
Orix JREIT, Inc.	61	255,402
Premier Investment Corp.	32	122,590
Shoei Co., Ltd. (a)	9,100	61,188
Tokyu Land Corp. (a)	112,000	397,424
Tokyu REIT, Inc.	42	219,516
Top REIT, Inc.	38	167,906
United Urban Investment Corp.	49	294,033

		10,246,662

NETHERLANDS — 1.0%
Corio NV	13,871	678,689
Eurocommercial Properties NV	8,631	277,518
VastNed Retail NV	4,467	226,033

		1,182,240

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.3%
AMP NZ Office Trust (a)	188,597	$92,079
Goodman Property Trust	156,146	97,710
ING Property Trust (a)	135,779	63,491
Kiwi Income Property Trust (a)	205,211	127,002

		380,282

SINGAPORE — 3.6%
Ascendas REIT	317,549	413,967
Cambridge Industrial Trust	214,843	76,175
CapitaCommercial Trust (a)	465,000	406,346
CapitaLand, Ltd.	618,500	1,594,872
CapitaMall Trust	491,755	648,112
Frasers Commercial Trust (a)	581,206	58,283
Guocoland, Ltd.	61,000	93,940
Mapletree Logistics Trust	268,000	160,289
Singapore Land, Ltd.	26,000	118,817
Starhill Global REIT	246,514	97,998
Suntec REIT	416,639	393,928
United Industrial Corp., Ltd.	60,000	90,251

		4,152,978

SOUTH AFRICA — 0.4%
Capital Property Fund	101,999	97,132
Fountainhead Property Trust	243,602	197,975
SA Corporate Real Estate Fund	203,738	77,075
Sycom Property Fund	25,284	68,934

		441,116

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	178	0

SWEDEN — 0.7%
Castellum AB (a)	42,101	384,655
Fabege AB (a)	35,069	209,278
Kungsleden AB	33,384	203,770

		797,703

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	8,491	509,059
Swiss Prime Site AG (b)	12,578	762,833

		1,271,892

UNITED KINGDOM — 6.0%
Big Yellow Group PLC (b)	25,283	111,965
British Land Co. PLC	212,970	1,387,927
Capital & Counties Properties PLC (b)	142,186	230,806
Derwent London PLC	24,654	461,060
Grainger PLC	103,244	181,958
Great Portland Estates PLC	76,471	332,813
Hammerson PLC	173,542	892,369
Land Securities Group PLC	187,212	1,564,290
Liberty International PLC	131,863	614,725
Segro PLC	179,583	681,894
Shaftesbury PLC	55,176	297,175
Workspace Group PLC	207,944	66,888

		6,823,870

UNITED STATES — 50.4%
Acadia Realty Trust (a)	9,885	166,266
Alexander’s, Inc. (a)(b)	844	255,664
Alexandria Real Estate Equities, Inc. (a)	10,804	684,649
AMB Property Corp. (a)	41,129	975,169
American Campus Communities, Inc. (a)	12,890	351,768
Apartment Investment & Management Co. (Class A) (a)	28,629	554,544
Ashford Hospitality Trust (a)(b)	12,874	94,366
AvalonBay Communities, Inc. (a)	20,309	1,896,251
BioMed Realty Trust, Inc. (a)	27,767	446,771
Boston Properties, Inc. (a)	33,853	2,415,073
Brandywine Realty Trust (a)	31,818	342,043
BRE Properties, Inc. (a)	15,600	576,108
Camden Property Trust (a)	16,105	657,889
CBL & Associates Properties, Inc. (a)	33,716	419,427
Cedar Shopping Centers, Inc. (a)	12,375	74,498
Colonial Properties Trust (a)	16,217	235,633
Corporate Office Properties Trust (a)	14,356	542,083
Cousins Properties, Inc. (a)	22,261	150,039
DCT Industrial Trust, Inc. (a)	51,645	233,435
Developers Diversified Realty Corp. (a)	46,212	457,499
DiamondRock Hospitality Co. (a)(b)	37,004	304,173
Digital Realty Trust, Inc. (a)	20,751	1,196,918
Douglas Emmett, Inc. (a)	29,705	422,405
Duke Realty Corp. (a)	60,350	684,972
DuPont Fabros Technology, Inc. (a)	13,973	343,177
EastGroup Properties, Inc. (a)	6,472	230,274
Education Realty Trust, Inc. (a)	14,083	84,920
Equity Lifestyle Properties, Inc. (a)	7,428	358,252
Equity One, Inc.	10,410	162,396
Equity Residential (a)	69,158	2,879,739
Essex Property Trust, Inc. (a)	7,362	718,089
Extra Space Storage, Inc. (a)	21,140	293,846
Federal Realty Investment Trust (a)	14,898	1,046,882
FelCor Lodging Trust, Inc. (a)(b)	22,721	113,378
First Industrial Realty Trust, Inc. (a)(b)	14,095	67,938
First Potomac Realty Trust (a)	8,839	127,016
Forest City Enterprises, Inc. (Class A) (a)(b)	29,568	334,710
Franklin Street Properties Corp.	17,748	209,604
HCP, Inc. (a)	71,865	2,317,646
Health Care REIT, Inc.	30,085	1,267,180
Healthcare Realty Trust, Inc. (a)	15,235	334,713
Hersha Hospitality Trust (a)	30,040	135,781
Highwoods Properties, Inc. (a)	17,534	486,744
Home Properties, Inc. (a)	8,887	400,537
Hospitality Properties Trust (a)	30,175	636,692
Host Hotels & Resorts, Inc. (a)	160,929	2,169,323
HRPT Properties Trust (a)	63,510	394,397
Inland Real Estate Corp. (a)	18,262	144,635
Kilroy Realty Corp. (a)	12,657	376,293
Kimco Realty Corp. (a)	98,256	1,320,561
Kite Realty Group Trust (a)	15,687	65,572
LaSalle Hotel Properties (a)	17,108	351,912

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Liberty Property Trust (a)	27,754	$800,703
Mack-Cali Realty Corp.	19,368	575,811
Mid-America Apartment Communities, Inc. (a)	7,363	378,974
Nationwide Health Properties, Inc. (a)	29,188	1,044,055
Parkway Properties, Inc. (a)	5,357	78,051
Pennsylvania Real Estate Investment Trust (a)	13,319	162,758
Piedmont Office Realty Trust, Inc. (Class A) (a)	13,640	255,477
Post Properties, Inc. (a)	11,850	269,351
ProLogis (a)	115,731	1,172,355
PS Business Parks, Inc. (a)	4,683	261,218
Public Storage (a)	34,490	3,032,016
Ramco-Gershenson Properties Trust (a)	9,144	92,354
Regency Centers Corp. (a)	20,004	688,138
Saul Centers, Inc.	1,844	74,922
Senior Housing Properties Trust (a)	31,052	624,456
Simon Property Group, Inc. (a)	70,733	5,711,690
SL Green Realty Corp. (a)	19,099	1,051,209
Sovran Self Storage, Inc. (a)	6,724	231,507
Sun Communities, Inc. (a)	4,278	111,057
Sunstone Hotel Investors, Inc. (a)(b)	24,018	238,499
Tanger Factory Outlet Centers, Inc. (a)	9,926	410,738
Taubman Centers, Inc. (a)	13,350	502,360
The Macerich Co. (a)	31,730	1,184,164
U-Store-It Trust (a)	20,330	151,662
UDR, Inc. (a)	39,662	758,734
Universal Health Realty Income Trust (a)	2,732	87,779
Ventas, Inc. (a)	38,277	1,797,105
Vornado Realty Trust	44,100	3,217,095
Washington Real Estate Investment Trust (a)	14,851	409,739
Weingarten Realty Investors (a)	29,252	557,251

		57,441,078

TOTAL COMMON STOCKS —
(Cost $100,830,616)		113,663,061

SHORT TERM INVESTMENTS — 26.1%
UNITED STATES — 26.1%
MONEY MARKET FUNDS — 26.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	29,709,284	29,709,284
State Street Institutional Liquid Reserves Fund (f)	76,266	76,266

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,785,550)		29,785,550

TOTAL INVESTMENTS — 125.7%
(Cost $130,616,166)		143,448,611
OTHER ASSETS AND LIABILITIES — (25.7)%		(29,371,530)

NET ASSETS — 100.0%		$114,077,081

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.4%
Real Estate Management & Development	17.6
Office REITs	15.3
Specialized REITs	13.6
Diversified REITs	11.6
Residential REITs	9.1
Industrial REITs	4.8
Diversified Capital Markets	0.2
Short Term Investments	26.1
Other Assets & Liabilities	(25.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of Real Estate Management & Development Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 2.1%
Aristocrat Leisure, Ltd.	8,471	$26,187
Crown, Ltd.	8,199	53,810
Fairfax Media, Ltd.	38,613	42,888
Tatts Group, Ltd.	22,165	41,937

		164,822

AUSTRIA — 0.3%
bwin Interactive Entertainment AG	528	23,506

BELGIUM — 1.1%
S.A. D’Ieteren NV	208	89,035

CANADA — 5.0%
Canadian Tire Corp., Ltd. (Class A)	1,102	55,118
Gildan Activewear, Inc. (a)	1,297	37,324
Magna International, Inc. (Class A)	1,042	68,767
Shaw Communications, Inc.	3,669	66,188
Thomson Reuters Corp.	3,668	131,512
Tim Hortons, Inc.	1,231	39,479

		398,388

FINLAND — 0.8%
Nokian Renkaat Oyj	987	24,361
Sanoma Oyj	2,500	43,392

		67,753

FRANCE — 10.9%
Accor SA (a)	1,446	67,749
Compagnie Generale des Etablissements Michelin	1,300	91,927
Havas SA	9,270	41,241
Hermes International	469	62,589
Lagardere SCA	1,142	35,964
LVMH Moet Hennessy Louis Vuitton SA	1,638	180,194
Peugeot SA (a)	1,457	37,594
PPR	650	81,649
Renault SA (a)	1,384	52,189
Sodexo	1,035	58,000
Vivendi SA	8,051	165,824

		874,920

GERMANY — 8.1%
Adidas AG	1,627	79,467
Bayerische Motoren Werke AG	2,319	113,806
Daimler AG (a)	5,957	305,879
Porsche Automobil Holding SE	667	28,836
TUI AG (a)	2,402	21,328
Volkswagen AG	551	47,218
Volkswagen AG Preference Shares	615	54,525

		651,059

GREECE — 0.2%
JUMBO SA	1,482	9,077
OPAP SA	874	10,930

		20,007

HONG KONG — 3.8%
Belle International Holdings, Ltd.	33,000	47,293
Esprit Holdings, Ltd.	10,494	57,206
Giordano International, Ltd.	86,000	36,886
GOME Electrical Appliances Holdings, Ltd. (a)	64,000	19,561
Li & Fung, Ltd.	24,000	108,332
Shangri-La Asia, Ltd.	14,000	26,033
Skyworth Digital Holdings, Ltd.	16,000	10,705

		306,016

ITALY — 2.2%
Fiat SpA (a)	6,652	69,380
Lottomatica SpA	2,069	26,864
Mediaset SpA	7,209	41,414
Pirelli & C. SpA (a)	62,687	34,976

		172,634

JAPAN — 36.1%
Aisin Seiki Co., Ltd.	2,000	54,560
Aoyama Trading Co., Ltd.	3,500	63,047
Benesse Holdings, Inc.	1,200	54,718
Bridgestone Corp.	5,500	87,886
Casio Computer Co., Ltd.	3,400	20,671
Denso Corp.	2,900	81,144
Dentsu, Inc.	2,700	72,557
Fast Retailing Co., Ltd.	700	106,950
Fuji Heavy Industries, Ltd. (a)	12,000	65,092
Gunze, Ltd.	13,000	41,135
Honda Motor Co., Ltd.	9,800	287,610
Isetan Mitsukoshi Holdings, Ltd.	4,700	46,315
Isuzu Motors, Ltd.	12,000	36,614
Mazda Motor Corp.	13,000	30,851
Mitsubishi Motors Corp. (a)	29,000	37,032
Namco Bandai Holdings, Inc.	3,500	30,970
Nikon Corp.	3,500	61,346
Nissan Motor Co., Ltd. (a)	14,000	99,039
Panasonic Corp.	12,400	157,225
PARIS MIKI HOLDINGS, Inc.	3,500	26,500
Rakuten, Inc.	55	39,841
Resorttrust, Inc.	4,000	56,910
Sanyo Electric Co., Ltd. (a)	19,000	24,692
Sekisui Chemical Co., Ltd.	7,000	44,141
Sekisui House, Ltd.	6,000	51,802
Sharp Corp.	7,000	74,833
Shimano, Inc.	1,200	51,938
Sony Corp.	6,400	172,349
Stanley Electric Co., Ltd.	2,100	35,194
Sumitomo Forestry Co., Ltd.	6,100	49,081
Suzuki Motor Corp.	3,300	65,523
Toyobo Co., Ltd.	29,000	48,830
Toyota Industries Corp.	1,900	48,761
Toyota Motor Corp.	17,200	598,667
Yamada Denki Co., Ltd.	890	58,636

		2,882,460

LUXEMBOURG — 0.7%
SES	2,498	52,368

NETHERLANDS — 1.8%
Reed Elsevier NV	6,539	73,056
Wolters Kluwer NV	3,622	69,987

		143,043

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.4%
Schibsted ASA	1,682	$32,589

SINGAPORE — 1.1%
Genting Singapore PLC (a)	42,000	35,198
Singapore Press Holdings, Ltd.	19,000	51,579

		86,777

SOUTH KOREA — 4.4%
Hyundai Mobis	440	74,536
Hyundai Motor Co.	1,437	169,928
Kia Motors Corp.	1,100	29,436
LG Electronics, Inc.	674	51,848
Lotte Shopping Co., Ltd. (a)	100	28,806

		354,554

SPAIN — 1.3%
Industria de Diseno Textil SA	1,551	89,453
La Seda de Barcelona SA (Class B) (a)(b)	23,359	0
NH Hoteles SA (a)	3,651	11,180

		100,633

SWEDEN — 3.1%
Electrolux AB	3,763	86,991
Hennes & Mauritz AB (Class B)	5,892	163,238

		250,229

SWITZERLAND — 2.4%
Compagnie Financiere Richemont SA	1,712	60,250
The Swatch Group AG	455	129,325

		189,575

UNITED KINGDOM — 13.2%
British Sky Broadcasting Group PLC	9,284	97,298
Burberry Group PLC	3,693	42,074
Carnival PLC	1,860	60,747
Compass Group PLC	14,508	111,132
GKN PLC (a)	12,837	22,336
Home Retail Group PLC	10,248	32,887
Informa PLC	6,506	34,623
ITV PLC (a)	29,890	22,516
Kingfisher PLC	25,307	79,964
Marks & Spencer Group PLC	13,294	65,992
Next PLC	2,243	67,417
Pearson PLC	8,503	112,965
Reed Elsevier PLC	9,701	72,423
Tui Travel PLC	10,415	32,613
Virgin Media, Inc.	2,984	49,803
Whitbread PLC	2,624	55,314
WPP PLC	9,880	93,936

		1,054,040

TOTAL COMMON STOCKS —
(Cost $8,718,767)		7,914,408

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund (d) (Cost $566)	566	566

TOTAL INVESTMENTS — 99.0%
(Cost $8,719,333)		7,914,974
OTHER ASSETS AND LIABILITIES — 1.0%		76,050

NET ASSETS — 100.0%		$7,991,024

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Amount represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

	PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	26.6%
Media	17.6
Hotels, Restaurants & Leisure	9.5
Specialty Retail	9.5
Household Durables	9.3
Textiles, Apparel & Luxury Goods	8.5
Auto Components	7.8
Multiline Retail	4.3
Distributors	2.5
Leisure Equipment & Products	1.8
Internet & Catalog Retail	0.9
Diversified Consumer Services	0.7
Containers & Packaging	0.0	***
Short Term Investments	0.0	***
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for La Seda de Barcelona SA, which was Level 3 and part of the Containers & Packaging Industry, representing less than 0.05% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.8%
Coca-Cola Amatil, Ltd.	9,625	$97,232
Foster’s Group, Ltd.	25,167	120,104
Wesfarmers, Ltd.	9,512	230,183
Woolworths, Ltd.	10,813	246,779

		694,298

BELGIUM — 4.7%
Anheuser-Busch InBev NV	5,810	282,816
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	8
Delhaize Group	1,240	90,722

		373,546

CANADA — 2.5%
Loblaw Cos., Ltd.	2,388	86,765
Shoppers Drug Mart Corp.	2,511	77,789
Viterra, Inc. (a)	4,411	29,430

		193,984

DENMARK — 1.1%
Carlsberg A/S (Class B)	1,078	82,764

FINLAND — 0.6%
Kesko Oyj (Class B)	1,386	45,210

FRANCE — 10.0%
Carrefour SA	4,083	163,741
Casino Guichard-Perrachon SA	708	54,098
Danone SA	4,858	263,015
L’Oreal SA	1,789	177,433
Pernod — Ricard SA	1,655	129,701

		787,988

GERMANY — 2.6%
Beiersdorf AG	1,131	62,570
Henkel AG & Co. KGaA Preference Shares	2,883	141,608

		204,178

IRELAND — 0.4%
Kerry Group PLC (Class A)	1,059	29,446

ITALY — 0.7%
Parmalat SpA	24,174	56,675

JAPAN — 12.8%
Aeon Co., Ltd.	6,700	71,550
Ajinomoto Co., Inc.	8,000	72,957
Asahi Breweries, Ltd.	5,500	93,666
Japan Tobacco, Inc.	41	128,667
Kao Corp.	6,000	141,914
Kirin Holdings Co., Ltd.	8,000	101,435
Lawson, Inc.	1,700	74,636
Nichirei Corp.	12,000	50,718
Seven & I Holdings Co., Ltd.	5,900	136,482
Shiseido Co., Ltd.	4,600	102,407
UNY Co., Ltd.	4,600	35,349

		1,009,781

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	350	18,310

NETHERLANDS — 7.2%
Heineken NV	2,316	98,922
Koninklijke Ahold NV	9,679	120,514
Unilever NV	12,558	346,717

		566,153

NORWAY — 0.3%
Marine Harvest	35,383	23,641

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd. (a)	75,105	28,512
Wilmar International, Ltd.	23,000	95,222

		123,734

SPAIN — 1.0%
Ebro Puleva SA	4,124	70,064
SOS Corporacion Alimentaria SA (a)	3,365	6,719

		76,783

SWEDEN — 0.8%
Swedish Match AB	2,697	59,367

SWITZERLAND — 17.5%
Lindt & Spruengli AG	36	78,420
Nestle SA	26,772	1,295,960

		1,374,380

UNITED KINGDOM — 26.9%
British American Tobacco PLC	13,710	438,229
Diageo PLC	18,701	296,573
Imperial Tobacco Group PLC	7,790	218,990
J Sainsbury PLC	12,020	57,816
Reckitt Benckiser Group PLC	4,737	221,965
SABMiller PLC	6,103	172,479
Tate & Lyle PLC	5,480	36,869
Tesco PLC	56,280	320,004
Unilever PLC	10,170	274,028
William Morrison Supermarkets PLC	19,095	76,019

		2,112,972

TOTAL COMMON STOCKS —
(Cost $8,213,872)		7,833,210

WARRANTS — 0.0% (b)
SINGAPORE — 0.0% (b)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	213

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund (c) (Cost $1,963)	1,963	1,963

TOTAL INVESTMENTS — 99.7%
(Cost $8,215,835)		7,835,386
OTHER ASSETS AND LIABILITIES — 0.3%		24,363

NET ASSETS — 100.0%		$7,859,749

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	35.1%
Food & Staples Retailing	24.0
Beverages	18.8
Tobacco	10.8
Personal Products	6.4
Household Products	4.6
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 5.9%
Origin Energy, Ltd.	9,656	$121,850
Santos, Ltd.	10,040	106,852
Woodside Petroleum, Ltd.	5,915	209,037
WorleyParsons, Ltd.	2,865	53,746

		491,485

AUSTRIA — 0.7%
OMV AG	1,864	56,487

CANADA — 30.1%
Bonavista Energy Trust	2,804	60,189
Cameco Corp.	4,204	89,567
Canadian Natural Resources, Ltd.	8,550	284,263
Canadian Oil Sands Trust	2,739	69,567
Cenovus Energy, Inc.	7,343	189,336
Crescent Point Energy Corp.	1,776	62,105
Enbridge, Inc.	3,672	171,324
EnCana Corp.	7,343	222,781
Enerplus Resources Fund	2,337	50,340
Husky Energy, Inc.	3,270	77,669
Imperial Oil, Ltd.	3,270	119,334
Nexen, Inc.	5,606	110,469
Niko Resources, Ltd.	934	87,023
Pacific Rubiales Energy Corp. (a)	1,800	40,416
Penn West Energy Trust	2,804	53,332
Provident Energy Trust	9,346	64,116
Suncor Energy, Inc.	12,374	364,821
Talisman Energy, Inc.	8,013	121,404
TransCanada Corp.	6,178	207,028
Vermilion Energy Trust	2,337	74,048

		2,519,132

FRANCE — 12.0%
Bourbon SA	1,107	44,998
Compagnie Generale de Geophysique-Veritas (a)	1,972	35,629
Technip SA	1,402	81,744
Total SA	18,559	840,322

		1,002,693

HONG KONG — 0.2%
Mongolia Energy Co., Ltd. (a)	48,000	16,951

ITALY — 6.4%
Eni SpA	21,981	408,984
Saipem SpA	2,912	89,993
Saras SpA (a)	17,722	37,207

		536,184

JAPAN — 2.5%
Inpex Holdings, Inc.	9	50,548
JX Holdings, Inc. (a)	31,397	155,051

		205,599

LUXEMBOURG — 1.2%
Acergy SA	2,307	34,695
Tenaris SA	3,728	65,345

		100,040

NETHERLANDS — 0.5%
SBM Offshore NV	2,888	41,760

NORWAY — 3.6%
Aker Solutions ASA	4,887	56,549
StatoilHydro ASA	12,753	247,877

		304,426

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd.	15,572	72,735

PORTUGAL — 0.9%
Galp Energia SGPS SA (Class B)	5,132	77,320

SPAIN — 2.2%
Repsol YPF SA	8,845	180,553

UNITED KINGDOM — 32.0%
AMEC PLC	5,765	71,243
BG Group PLC	27,238	409,952
BP PLC	148,383	707,944
Cairn Energy PLC (a)	15,198	94,339
Ensco PLC, ADR	1,148	45,093
Royal Dutch Shell PLC (Class A)	28,562	726,864
Royal Dutch Shell PLC (Class B)	19,473	475,168
Tullow Oil PLC	9,456	141,896

		2,672,499

TOTAL COMMON STOCKS —
(Cost $11,323,326)		8,277,864

SHORT TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund (b) (Cost $39,272)	39,272	39,272

TOTAL INVESTMENTS — 99.6%
(Cost $11,362,598)		8,317,136
OTHER ASSETS AND LIABILITIES — 0.4%		35,099

NET ASSETS — 100.0%		$8,352,235

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	91.7%
Energy Equipment & Services	7.4
Short Term Investments	0.5
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 12.2%
ASX, Ltd.	1,975	$48,645
Australia & New Zealand Banking Group, Ltd.	9,392	171,431
Commonwealth Bank of Australia	5,885	241,778
Commonwealth Property Office Fund	98	77
Macquarie Group, Ltd.	1,605	50,322
National Australia Bank, Ltd.	8,058	158,448
QBE Insurance Group, Ltd.	4,624	71,083
Stockland	21,849	68,652
Westfield Group	11,455	117,847
Westpac Banking Corp.	11,581	207,670

		1,135,953

AUSTRIA — 0.8%
Erste Group Bank AG	1,248	40,288
Sparkassen Immobilien AG (a)	6,164	36,785

		77,073

BELGIUM — 0.5%
Ageas	9,975	22,616
Dexia SA (a)	5,739	20,309

		42,925

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	6,300	46,967

CANADA — 13.1%
Bank of Montreal	2,340	127,146
Bank of Nova Scotia	3,922	181,033
Brookfield Asset Management, Inc. (Class A)	3,637	82,382
Canadian Imperial Bank of Commerce	1,525	94,917
IGM Financial, Inc.	1,663	58,091
Manulife Financial Corp.	6,618	96,220
National Bank of Canada	1,109	56,825
Royal Bank of Canada	4,980	237,600
Sun Life Financial, Inc.	2,902	76,356
Toronto-Dominion Bank	3,302	214,343

		1,224,913

DENMARK — 1.0%
Danske Bank A/S (a)	3,046	59,153
Sydbank A/S (a)	1,653	33,923

		93,076

FINLAND — 1.0%
Pohjola Bank PLC	6,135	63,011
Technopolis Oyj	8,025	31,161

		94,172

FRANCE — 5.4%
AXA SA	6,821	106,485
BNP Paribas	3,740	205,097
Credit Agricole SA	3,845	40,669
Societe Generale	2,225	93,481
Unibail-Rodamco SE	335	55,294

		501,026

GERMANY — 5.6%
Allianz SE	1,729	173,346
Commerzbank AG (a)	2,878	20,358
Deutsche Bank AG	2,043	116,865
Deutsche Beteiligungs AG	2,320	52,985
Deutsche Boerse AG	848	52,019
Muenchener Rueckversicherungs- Gesellschaft AG	810	102,541

		518,114

HONG KONG — 5.7%
Bank of East Asia, Ltd.	19,666	71,596
Cheung Kong Holdings, Ltd.	10,000	116,089
Hang Lung Properties, Ltd.	12,000	46,461
Hong Kong Exchanges and Clearing, Ltd.	3,400	53,529
New World Development Co., Ltd.	31,944	52,425
Sun Hung Kai Properties, Ltd.	10,072	138,913
Wharf Holdings, Ltd.	11,000	53,890

		532,903

IRELAND — 0.7%
Willis Group Holdings PLC	2,216	66,591

ITALY — 4.8%
Assicurazioni Generali SpA	4,646	82,120
Banca Monte dei Paschi di Siena SpA (a)	29,890	34,233
Banca Popolare dell’Etruria e del Lazio Scrl (a)	8,802	35,471
Banco Popolare Societa Cooperativa Scarl	4,982	27,766
Intesa Sanpaolo SpA	35,726	95,617
UBI Banca ScpA	4,584	39,866
UniCredit SpA	56,930	128,240

		443,313

JAPAN — 12.0%
Chuo Mitsui Trust Holdings, Inc.	11,000	39,281
Daiwa House Industry Co., Ltd.	8,000	72,777
Daiwa Securities Group, Inc.	10,000	42,717
Mitsubishi Estate Co., Ltd.	8,990	126,687
Mitsubishi UFJ Financial Group, Inc.	36,800	168,426
Mizuho Financial Group, Inc.	46,500	77,246
MS&AD Insurance Group Holdings, Inc.	2,300	49,878
NKSJ Holdings, Inc. (a)	9,000	53,803
Nomura Holdings, Inc.	12,900	71,286
ORIX Corp.	550	40,400
Resona Holdings, Inc.	4,200	51,782
Sumitomo Mitsui Financial Group, Inc.	3,300	94,648
T&D Holdings, Inc.	1,550	33,613
The Sumitomo Trust & Banking Co., Ltd.	11,000	56,809
Tokai Tokyo Financial Holdings, Inc.	12,000	47,734
Tokio Marine Holdings, Inc.	3,400	90,369

		1,117,456

NETHERLANDS — 1.1%
Aegon NV (a)	5,862	31,809
ING Groep NV (a)	9,841	74,447

		106,256

NEW ZEALAND — 0.7%
AMP NZ Office Trust	125,627	61,335

NORWAY — 0.7%
Sparebanken Rogaland	9,483	67,224

PORTUGAL — 0.2%
Banif SGPS SA	18,622	18,704

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 4.0%
CapitaLand, Ltd.	12,000	$30,943
Hong Leong Finance, Ltd.	39,000	83,805
Oversea-Chinese Banking Corp., Ltd.	20,794	132,113
United Overseas Bank, Ltd.	9,210	129,432

		376,293

SPAIN — 7.0%
Banco Bilbao Vizcaya Argentaria SA	15,573	164,277
Banco de Sabadell SA	9,685	44,131
Banco Guipuzcoano SA	6,008	33,043
Banco Popular Espanol SA	7,107	36,623
Banco Santander SA	28,821	308,547
Bolsas y Mercados Espanoles	1,096	24,044
Realia Business SA (a)	10,599	19,020
Reyal Urbis SA (a)	8,561	22,021

		651,706

SWEDEN — 2.2%
Nordea Bank AB	11,289	94,148
Skandinaviska Enskilda Banken AB (Class A)	8,868	47,633
Svenska Handelsbanken AB (Class A)	2,496	61,646

		203,427

SWITZERLAND — 5.8%
Credit Suisse Group AG (a)	3,819	144,919
GAM Holding, Ltd. (a)	1,374	14,971
Julius Baer Group, Ltd.	1,140	32,730
Swiss Life Holding AG (a)	9	868
Swiss Reinsurance Co., Ltd.	1,604	66,504
UBS AG (a)	11,295	151,459
Zurich Financial Services AG	564	125,264

		536,715

UNITED KINGDOM — 14.3%
Aviva PLC	11,744	55,188
Barclays PLC	30,195	122,220
British Land Co. PLC	6,010	39,167
HSBC Holdings PLC	60,534	557,155
Land Securities Group PLC	4,998	41,762
Lloyds Banking Group PLC (a)	126,609	101,718
Man Group PLC	9,407	31,427
Provident Financial PLC	3,290	41,346
Prudential PLC	10,875	82,734
Royal Bank of Scotland Group PLC (a)	66,357	41,130
RSA Insurance Group PLC	25,770	46,111
Standard Chartered PLC	5,754	141,267
Standard Life PLC	13,300	34,722

		1,335,947

TOTAL COMMON STOCKS —
(Cost $11,421,341)		9,252,089

WARRANTS — 0.0% (b)
ITALY — 0.0% (b)
UBI Banca ScpA (expiring 6/30/11) (a) (Cost $0)	1,679	34

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund (c) (Cost $603)	603	603

TOTAL INVESTMENTS — 99.3%
(Cost $11,421,944)		9,252,726
OTHER ASSETS AND LIABILITIES — 0.7%		67,989

NET ASSETS — 100.0%		$9,320,715

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	56.1%
Insurance	16.3
Real Estate Management & Development	8.9
Capital Markets	8.7
Real Estate Investment Trusts	4.1
Diversified Financial Services	3.4
Consumer Finance	1.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.0%
Cochlear, Ltd.	550	$34,526
CSL, Ltd.	5,960	164,011
Primary Health Care, Ltd.	4,681	14,076
Sonic Healthcare, Ltd.	5,958	52,488

		265,101

BELGIUM — 0.9%
UCB SA	1,831	57,943

CANADA — 0.3%
MDS, Inc. (a)	2,091	17,670

DENMARK — 8.1%
Coloplast A/S (Class B)	668	66,621
Genmab A/S (a)	348	2,486
H. Lundbeck A/S	1,278	17,506
Novo-Nordisk A/S (Class B)	5,222	424,279
William Demant Holding (a)	390	28,698

		539,590

FINLAND — 0.6%
Orion Oyj (Class A)	1,150	21,482
Orion Oyj (Class B)	1,125	21,166

		42,648

FRANCE — 9.3%
bioMerieux	348	36,002
Essilor International SA	2,777	166,608
Ipsen SA	655	20,058
Orpea	1,061	40,242
Sanofi-Aventis	5,849	354,855

		617,765

GERMANY — 10.1%
Bayer AG	4,844	272,937
Celesio AG	1,546	34,002
Fresenius Medical Care AG & Co. KGaA	2,684	145,724
Fresenius SE	407	27,135
Fresenius SE Preferenece Shares	1,218	80,937
Merck KGaA	737	54,156
Rhoen-Klinikum AG	1,143	25,593
Stada Arzneimittel AG	866	28,970

		669,454

IRELAND — 0.3%
Elan Corp. PLC (a)	4,190	19,195

ITALY — 0.4%
Recordati SpA	3,270	23,091

JAPAN — 18.7%
Alfresa Holdings Corp.	300	14,544
Astellas Pharma, Inc.	4,300	145,293
Chugai Pharmaceutical Co., Ltd.	2,625	46,988
Daiichi Sankyo Co., Ltd.	6,400	114,996
Dainippon Sumitomo Pharma Co., Ltd.	1,300	10,019
Eisai Co., Ltd.	3,000	100,181
Hisamitsu Pharmaceutical Co., Inc.	800	31,913
Kyowa Hakko Kirin Co., Ltd.	3,422	32,716
MEDIPAL HOLDINGS Corp.	2,000	23,912
Mitsubishi Tanabe Pharma Corp.	3,000	45,904
Olympus Corp.	2,500	59,894
Ono Pharmaceutical Co., Ltd.	1,500	61,024
Shionogi & Co., Ltd.	3,800	79,143
Suzuken Co., Ltd.	900	30,268
Taisho Pharmaceutical Co., Ltd.	3,000	59,397
Takeda Pharmaceutical Co., Ltd.	7,000	302,181
Terumo Corp.	1,800	87,061

		1,245,434

NETHERLANDS — 1.2%
Mediq NV	1,442	26,539
QIAGEN NV (a)	2,695	52,817

		79,356

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	13,551	29,073

SINGAPORE — 0.8%
Parkway Holdings, Ltd.	20,000	51,143

SPAIN — 0.4%
Faes Farma SA	2,482	8,588
Faes Farma SA (a)	119	404
Grifols SA	1,981	20,473

		29,465

SWEDEN — 1.6%
Elekta AB (Class B)	922	23,506
Getinge AB (Class B)	3,601	70,197
Meda AB (Class A)	2,046	14,947

		108,650

SWITZERLAND — 23.8%
Acino Holding AG	84	8,078
Actelion, Ltd. (a)	1,342	50,402
Bachem Holding AG (Class B)	623	37,293
Basilea Pharmaceutica AG (a)	150	8,374
Galenica AG	98	38,078
Lonza Group AG	620	41,540
Nobel Biocare Holding AG	2,174	37,700
Novartis AG	10,897	531,536
Roche Holding AG (b)	286	41,693
Roche Holding AG (b)	3,606	498,590
Sonova Holding AG	910	112,321
Straumann Holding AG	145	31,505
Synthes, Inc.	1,006	116,147
Tecan Group AG	392	25,010

		1,578,267

UNITED KINGDOM — 18.3%
AstraZeneca PLC	8,777	416,130
Consort Medical PLC	1,745	9,934
GlaxoSmithKline PLC	27,177	464,738
Hikma Pharmaceuticals PLC	2,695	28,768
Shire PLC	7,112	146,197
Smith & Nephew PLC	10,006	95,134

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

SSL International PLC	4,691	$56,847

		1,217,748

TOTAL COMMON STOCKS —
(Cost $7,518,329)		6,591,593

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund (d) (Cost $100)	100	100

TOTAL INVESTMENTS — 99.2%
(Cost $7,518,429)		6,591,693
OTHER ASSETS AND LIABILITIES — 0.8%		53,270

NET ASSETS — 100.0%		$6,644,963

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	67.8%
Health Care Equipment & Supplies	18.0
Health Care Providers & Services	7.5
Biotechnology	4.5
Life Sciences Tools & Services	0.8
Chemicals	0.6
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 4.0%
Boom Logistics, Ltd. (a)	57,916	$18,834
Bradken, Ltd.	5,875	35,729
Brambles, Ltd.	12,318	56,808
GWA International, Ltd.	30,692	78,031
Intoll Group	36,880	32,397
Leighton Holdings, Ltd.	1,066	26,066
Macquarie Atlas Roads Group (a)	4,777	3,833
Toll Holdings, Ltd.	9,155	42,375
Transurban Group	16,082	57,595

		351,668

AUSTRIA — 1.1%
Andritz AG	925	52,120
Zumtobel AG (a)	2,755	46,755

		98,875

BELGIUM — 0.9%
Bekaert NV	475	79,914

CANADA — 5.1%
Bombardier, Inc.	10,135	46,161
CAE, Inc.	4,665	40,520
Canadian National Railway Co.	3,132	179,818
Canadian Pacific Railway, Ltd.	1,321	70,932
SNC-Lavalin Group, Inc.	1,470	58,944
Toromont Industries, Ltd.	2,654	57,318

		453,693

DENMARK — 2.2%
A P Moller — Maersk A/S	9	71,717
FLSmidth & Co. A/S	561	36,577
NKT Holding A/S	726	32,675
Vestas Wind Systems A/S (a)	1,146	48,110

		189,079

FINLAND — 2.3%
Kone Oyj (Class B)	2,060	82,663
Metso Oyj	1,320	42,879
Wartsila Oyj	927	42,547
YIT Oyj	1,919	34,742

		202,831

FRANCE — 7.1%
Air France-KLM (a)	2,786	33,525
Alstom SA	1,277	58,626
Bouygues SA	1,959	76,606
Cie de Saint-Gobain	2,196	83,104
Eiffage SA	655	28,707
Schneider Electric SA	1,466	150,193
Vallourec SA	357	62,423
Vinci SA	3,192	134,265

		627,449

GERMANY — 9.2%
Deutsche Lufthansa AG (a)	3,282	45,789
Deutsche Post AG	5,099	75,012
GEA Group AG	1,785	35,891
Hochtief AG	569	34,284
Kloeckner & Co. SE (a)	1,296	23,082
MAN SE	728	60,593
Pfeiffer Vacuum Technology AG	627	46,687
Q-Cells SE (a)	337	2,179
SGL Carbon AG (a)	775	22,451
Siemens AG	5,089	461,405
Solarworld AG	701	7,865

		815,238

HONG KONG — 1.5%
Hopewell Highway Infrastructure, Ltd.	98,000	68,965
Hutchison Whampoa, Ltd.	10,000	62,025

		130,990

IRELAND — 0.7%
DCC PLC	2,665	60,586

ITALY — 2.0%
Ansaldo STS SpA	5,583	90,475
Autostrada Torino-Milano SpA	4,075	49,965
Finmeccanica SpA	3,046	31,863

		172,303

JAPAN — 28.9%
Asahi Glass Co., Ltd.	8,000	76,212
Central Japan Railway Co.	10	82,947
Daikin Industries, Ltd.	1,700	52,581
East Japan Railway Co.	2,100	140,728
Fanuc, Ltd.	1,400	160,425
Futaba Corp.	4,700	79,245
Hankyu Hanshin Holdings, Inc.	15,000	66,448
IHI Corp.	24,000	38,784
ITOCHU Corp.	9,400	74,890
Iwatani Corp.	30,000	83,399
Kajima Corp.	15,000	34,411
Kamigumi Co., Ltd.	14,000	108,216
Kawasaki Heavy Industries, Ltd.	23,000	56,402
Kawasaki Kisen Kaisha, Ltd. (a)	7,000	28,952
Kokuyo Co., Ltd.	7,800	64,611
Komatsu, Ltd.	5,500	100,565
Kubota Corp.	9,000	69,974
Marubeni Corp.	8,000	41,677
MEITEC Corp.	3,200	58,221
MISUMI Group, Inc.	4,000	74,675
Mitsubishi Corp.	8,300	174,836
Mitsubishi Electric Corp.	10,000	79,105
Mitsubishi Heavy Industries, Ltd.	24,000	83,806
Mitsui & Co., Ltd.	9,800	116,727
Mitsui OSK Lines, Ltd.	8,000	53,701
Nippon Sheet Glass Co., Ltd.	9,000	22,375
Nippon Yusen KK	8,000	29,563
Secom Co., Ltd.	2,000	89,389
Sojitz Corp.	12,300	19,460
Sumitomo Corp.	7,900	80,080
Sumitomo Electric Industries, Ltd.	5,700	67,441
Sumitomo Heavy Industries, Ltd.	8,000	47,644
THK Co., Ltd.	3,000	63,092
Tokyu Corp.	14,000	57,272
Yamato Holdings Co., Ltd.	5,800	77,539

		2,555,393

NETHERLANDS — 4.9%
Aalberts Industries NV	3,057	40,010

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

European Aeronautic Defence and Space Co. NV (a)	3,790	$78,317
Koninklijke BAM Groep NV	2,895	13,518
Koninklijke Philips Electronics NV	5,684	172,109
Randstad Holding NV (a)	1,379	54,787
TNT NV	3,038	77,327

		436,068

NORWAY — 0.6%
Orkla ASA	7,236	46,666
Renewable Energy Corp. ASA (a)	1,520	3,649

		50,315

SINGAPORE — 3.9%
Fraser and Neave, Ltd.	23,000	84,843
Haw Par Corp., Ltd.	24,000	98,675
Jardine Matheson Holdings, Ltd.	1,984	69,718
K-Green Trust (a)	1,800	1,354
Keppel Corp., Ltd.	9,000	54,860
Neptune Orient Lines, Ltd. (a)(b)	21,750	31,158

		340,608

SPAIN — 2.0%
Abertis Infraestructuras SA	4,320	62,652
ACS, Actividades de Construccion y Servicios SA	2,089	77,251
Ferrovial SA	2,540	16,645
Gamesa Corp. Tecnologica SA	1,539	13,381
Sacyr Vallehermoso SA (a)	1,839	9,242

		179,171

SWEDEN — 5.1%
Alfa Laval AB	3,693	48,500
Atlas Copco AB (Class B)	7,049	94,113
B&B Tools AB	2,370	29,389
Sandvik AB	6,440	79,527
Securitas AB (Class B)	5,019	45,856
Trelleborg AB (Class B)	9,043	54,616
Volvo AB ADR (Class A) (a)	9,496	101,586

		453,587

SWITZERLAND — 6.4%
ABB, Ltd. (a)	13,023	229,097
Adecco SA	1,276	61,235
Geberit AG	448	70,003
Kaba Holding AG	221	59,126
Kuehne & Nagel International AG	721	74,751
SGS SA	55	74,568

		568,780

UNITED KINGDOM — 10.8%
Aggreko PLC	3,803	80,509
Babcock International Group PLC	4,323	38,612
BAE Systems PLC	21,980	103,092
British Airways PLC (a)	11,493	33,702
Capita Group PLC	7,750	85,917
Charter International PLC	1,690	15,891
De La Rue PLC	3,041	43,108
Experian PLC	9,543	83,665
FirstGroup PLC	6,828	37,347
Intertek Group PLC	3,179	68,631
Invensys PLC	6,410	23,169
Rentokil Initial PLC (a)	27,923	45,076
Rolls-Royce Group PLC (a)	14,255	119,964
Serco Group PLC	8,409	73,974
Smiths Group PLC	4,434	71,113
Wolseley PLC (a)	1,643	32,914

		956,684

TOTAL COMMON STOCKS —
(Cost $10,376,009)		8,723,232

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,313	16,313
State Street Institutional Liquid Reserves Fund (c)	6,026	6,026

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,339)		22,339

TOTAL INVESTMENTS — 99.0%
(Cost $10,398,348)		8,745,571
OTHER ASSETS AND LIABILITIES — 1.0%		92,473

NET ASSETS — 100.0%		$8,838,044

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	18.3%
Industrial Conglomerates	14.1
Electrical Equipment	9.9
Trading Companies & Distributors	8.7
Construction & Engineering	6.6
Road & Rail	6.4
Commercial Services & Supplies	6.1
Professional Services	5.5
Transportation Infrastructure	5.4
Building Products	5.0
Aerospace & Defense	4.8
Marine	3.3
Air Freight & Logistics	3.1
Airlines	1.3
Semiconductors & Semiconductor Equipment	0.2
Short Term Investments	0.3
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 16.4%
Alumina, Ltd.	23,263	$29,965
Amcor, Ltd.	1,726	9,301
BHP Billiton, Ltd.	36,136	1,149,164
BlueScope Steel, Ltd. (a)	15,789	28,006
Boral, Ltd.	19,819	80,688
Fortescue Metals Group, Ltd. (a)	18,798	65,416
Iluka Resources, Ltd. (a)	16,079	63,152
Incitec Pivot, Ltd.	16,686	38,476
Mineral Deposits, Ltd. (a)	10,230	8,122
Newcrest Mining, Ltd.	5,819	172,517
OneSteel, Ltd.	20,688	52,073
Orica, Ltd.	5,333	113,514
OZ Minerals, Ltd. (a)	49,308	39,982
Rio Tinto, Ltd.	4,430	249,429
Sims Metal Management, Ltd.	4,007	57,909

		2,157,714

AUSTRIA — 0.8%
RHI AG (a)	2,408	57,074
Voestalpine AG	1,926	53,341

		110,415

BELGIUM — 1.0%
Tessenderlo Chemie NV	2,325	59,521
Umicore	2,468	72,115

		131,636

CANADA — 17.9%
Agnico-Eagle Mines, Ltd.	2,007	121,971
Agrium, Inc.	2,013	98,505
Barrick Gold Corp.	10,000	454,712
ECU Silver Mining, Inc. (a)	5,177	3,021
Eldorado Gold Corp.	8,478	152,223
Equinox Minerals, Ltd. (a)	10,333	36,270
First Quantum Minerals, Ltd.	1,194	60,169
Gammon Gold, Inc. (a)	914	5,006
Gerdau Ameristeel Corp. (a)	4,349	47,392
Goldcorp, Inc.	8,238	361,336
HudBay Minerals, Inc. (a)	2,132	22,410
Inmet Mining Corp.	1,042	41,331
Ivanhoe Mines, Ltd. (a)	5,163	67,000
Kinross Gold Corp.	7,148	122,424
Lundin Mining Corp. (a)	6,415	18,171
Pan American Silver Corp.	2,075	52,273
Potash Corp. of Saskatchewan, Inc.	3,426	295,610
Quadra FNX Mining, Ltd. (a)	2,859	26,339
Sherritt International Corp.	7,323	39,418
Silver Wheaton Corp. (a)	2,407	48,314
Sino-Forest Corp. (a)	1,968	28,020
Teck Resources, Ltd. (Class B)	5,774	171,049
Thompson Creek Metals Co., Inc. (a)	1,347	11,713
Yamana Gold, Inc.	7,449	76,547

		2,361,224

DENMARK — 1.0%
Novozymes A/S	1,268	136,259

FINLAND — 2.0%
Rautaruukki Oyj	2,736	40,283
Stora Enso Oyj	12,913	94,507
UPM-Kymmene Oyj	9,119	121,975

		256,765

FRANCE — 3.4%
Air Liquide SA	3,212	328,363
Eramet	44	11,041
Lafarge SA	1,971	108,824

		448,228

GERMANY — 7.6%
BASF SE	8,420	465,249
K+S AG	1,980	91,871
Lanxess AG	2,233	95,226
Linde AG	1,670	176,963
Salzgitter AG	770	46,206
ThyssenKrupp AG	5,252	130,915

		1,006,430

HONG KONG — 0.8%
AMVIG Holdings, Ltd.	20,000	10,556
China Grand Forestry Green Resources Group, Ltd. (a)	168,000	5,350
China Mining Resources Group, Ltd. (a)	120,000	3,067
China Rare Earth Holdings, Ltd. (a)	112,000	25,601
Fushan International Energy Group, Ltd.	80,000	45,614
Sino Union Energy Investment Group Ltd. (a)	100,000	8,732

		98,920

IRELAND — 1.1%
CRH PLC	6,841	143,625

ITALY — 0.3%
Buzzi Unicem SpA	4,045	41,025

JAPAN — 15.9%
Asahi Kasei Corp.	23,967	126,484
Denki Kagaku Kogyo Kabushiki Kaisha	27,949	131,707
JFE Holdings, Inc.	6,790	213,315
JSR Corp.	4,700	79,989
Kobe Steel, Ltd.	56,916	109,986
Mitsubishi Chemical Holdings Corp.	17,000	78,574
Mitsubishi Materials Corp. (a)	24,000	64,821
Mitsui Chemicals, Inc.	20,000	56,730
Mitsui Mining & Smelting Co., Ltd.	19,933	53,386
Nippon Steel Corp.	68,900	230,471
Nitto Denko Corp.	3,195	106,115
Shin-Etsu Chemical Co., Ltd.	4,493	211,982
Sumitomo Chemical Co., Ltd.	21,967	86,140
Sumitomo Metal Industries, Ltd.	48,933	112,254
Sumitomo Metal Mining Co., Ltd.	9,984	126,365
Taiheiyo Cement Corp. (a)	43,000	54,910
Teijin, Ltd.	30,949	93,032
Toray Industries, Inc.	21,967	106,248
Ube Industries, Ltd.	24,000	57,498

		2,100,007

LUXEMBOURG — 1.8%
ArcelorMittal	8,680	237,681

NETHERLANDS — 2.2%
Akzo Nobel NV	3,241	170,726

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

Koninklijke DSM NV	2,881	$115,925

		286,651

NORWAY — 0.7%
Norsk Hydro ASA	7,546	34,521
Yara International ASA	2,241	63,751

		98,272

PAPUA NEW GUINEA — 0.9%
Lihir Gold, Ltd.	33,702	122,690

PORTUGAL — 0.6%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	8,080	72,754

SINGAPORE — 0.1%
Jiutian Chemical Group, Ltd. (a)	191,000	8,893

SOUTH KOREA — 2.1%
POSCO ADR	2,944	277,678

SPAIN — 0.3%
Cementos Portland Valderrivas SA	2,042	32,691

SWEDEN — 1.4%
Boliden AB	8,730	97,879
SSAB AB (Series A)	5,986	81,382

		179,261

SWITZERLAND — 6.2%
Givaudan SA	163	139,291
Holcim, Ltd.	2,507	169,365
Syngenta AG	1,184	275,152
Xstrata PLC	17,518	232,419

		816,227

UNITED KINGDOM — 15.4%
Anglo American PLC (a)	14,264	501,605
Antofagasta PLC	6,741	79,320
BHP Billiton PLC	23,293	611,420
Lonmin PLC (a)	2,665	56,258
Randgold Resources, Ltd.	1,448	139,188
Rio Tinto PLC	13,526	600,713
Vedanta Resources PLC	1,437	45,685

		2,034,189

TOTAL COMMON STOCKS —
(Cost $16,081,834)		13,159,235

RIGHTS — 0.0% (b)
NORWAY — 0.0% (b)
Norsk Hydro ASA (expiring 07/09/10) (a) (Cost $0)	2,296	1,186

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund (c) (Cost $2,412)	2,412	2,412

TOTAL INVESTMENTS — 99.9%
(Cost $16,084,246)		13,162,833
OTHER ASSETS AND LIABILITIES — 0.1%		19,646

NET ASSETS — 100.0%		$13,182,479

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	62.6%
Chemicals	29.5
Construction Materials	5.2
Paper & Forest Products	2.4
Containers & Packaging	0.2
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.0%
Computershare, Ltd.	16,264	$145,754
Iress Market Technology, Ltd.	8,097	59,432

		205,186

BELGIUM — 0.4%
Barco NV (a)	1,810	81,455

CANADA — 4.8%
CGI Group, Inc. (Class A) (a)	9,568	142,622
MacDonald, Dettwiler & Associates, Ltd. (a)	2,273	93,645
Open Text Corp. (a)	2,100	79,047
Research In Motion, Ltd. (a)	12,400	610,636

		925,950

DENMARK — 0.4%
SimCorp A/S	493	78,960

FINLAND — 5.0%
F-Secure Oyj	21,097	53,751
Nokia Oyj (a)	97,133	798,344
Tieto Oyj	4,658	77,596
Vaisala Oyj (Class A)	1,461	33,411

		963,102

FRANCE — 3.1%
Alcatel-Lucent (a)	79,280	206,068
Atos Origin SA (a)	1,701	69,112
Cap Gemini SA	4,187	186,145
Groupe Steria SCA	1,238	30,601
Neopost SA	1,041	75,882
UbiSoft Entertainment SA (a)	4,228	32,062

		599,870

GERMANY — 7.9%
Aixtron AG	3,800	91,836
Infineon Technologies AG (a)	30,567	180,393
SAP AG	23,132	1,039,306
Software AG	494	51,167
United Internet AG (a)	6,927	76,644
Wincor Nixdorf AG	1,549	87,440

		1,526,786

HONG KONG — 0.9%
ASM Pacific Technology, Ltd.	11,700	91,801
VTech Holdings, Ltd.	7,000	75,464

		167,265

JAPAN — 42.3%
Advantest Corp.	4,900	104,324
Alps Electric Co., Ltd. (a)	8,500	73,867
Brother Industries, Ltd.	8,300	87,324
Canon, Inc.	29,000	1,091,310
Citizen Holdings Co., Ltd.	10,200	63,282
CSK Holdings Corp. (a)	5,300	22,340
Dainippon Screen Manufacturing Co., Ltd. (a)	14,000	64,708
Elpida Memory, Inc. (a)	5,600	88,028
FUJIFILM Holdings Corp.	11,800	345,106
Fujitsu, Ltd.	49,000	310,645
Hirose Electric Co., Ltd.	1,300	120,025
Hitachi High-Technologies Corp.	3,600	66,760
Hitachi, Ltd. (a)	103,000	377,127
Horiba, Ltd.	3,200	86,356
Hoya Corp.	10,200	219,699
Ibiden Co., Ltd.	4,700	128,534
IT Holdings Corp.	4,700	56,247
Japan Digital Laboratory Co., Ltd.	4,000	44,480
Keyence Corp.	1,300	303,661
Konami Corp.	3,400	53,138
Konica Minolta Holdings, Inc.	15,000	146,288
Kyocera Corp.	3,600	295,355
Mitsumi Electric Co., Ltd.	4,700	81,210
Murata Manufacturing Co., Ltd.	4,800	231,891
NEC Corp.	66,000	173,782
Nintendo Co., Ltd.	2,700	803,989
Nippon Electric Glass Co., Ltd.	15,000	174,257
Nomura Research Institute, Ltd.	4,700	100,544
NTT Data Corp.	47	175,274
OBIC Co., Ltd.	530	102,957
Oki Electric Industry Co., Ltd. (a)	51,000	44,378
OMRON Corp.	6,400	141,322
Ricoh Co., Ltd.	15,000	193,412
Rohm Co., Ltd.	3,200	194,191
Seiko Epson Corp.	4,700	61,240
SUMCO Corp. (a)	4,900	82,451
Taiyo Yuden Co., Ltd.	4,000	54,696
TDK Corp.	3,400	188,846
Tokyo Electron, Ltd.	4,700	257,865
Toshiba Corp. (a)	95,000	477,738
Trend Micro, Inc.	2,800	76,352
Yahoo! Japan Corp.	442	178,069
Yamatake Corp.	3,200	75,181
Yaskawa Electric Corp.	15,000	112,725
Yokogawa Electric Corp.	11,500	72,387

		8,203,361

NETHERLANDS — 2.9%
ASM International NV (a)	2,688	53,306
ASML Holding NV	11,188	313,346
Gemalto NV	3,230	123,006
VistaPrint NV (a)	1,600	75,984

		565,642

SINGAPORE — 1.2%
Flextronics International, Ltd. (a)	23,995	134,372
Venture Corp., Ltd.	17,000	108,739

		243,111

SOUTH KOREA — 16.3%
LG Display Co., Ltd. ADR	21,830	351,463
Samsung Electronics Co., Ltd. GDR (a)	8,848	2,802,604

		3,154,067

SPAIN — 1.4%
Amadeus IT Holding SA (a)	11,000	175,161
Amper, SA	6,846	34,213
Indra Sistemas SA	3,968	64,060

		273,434

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Security Description	Shares	Value

SWEDEN — 4.6%
Telefonaktiebolaget LM Ericsson (Class B)	79,328	$889,407

SWITZERLAND — 1.7%
Logitech International SA (a)	5,207	71,271
STMicroelectronics NV	23,536	189,841
Temenos Group AG (a)	2,633	63,850

		324,962

UNITED KINGDOM — 5.7%
ARM Holdings PLC	56,567	234,848
Autonomy Corp. PLC (a)	6,576	180,730
Aveva Group PLC	3,211	54,285
Dimension Data Holdings PLC	95,220	134,623
Diploma PLC	26,936	91,882
Logica PLC	56,995	93,115
Misys PLC (a)	31,552	110,460
Spectris PLC	6,086	70,657
The Sage Group PLC	40,199	139,288

		1,109,888

TOTAL COMMON STOCKS —
(Cost $20,956,283)		19,312,446

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund (b) (Cost $31,216)	31,216	31,216

TOTAL INVESTMENTS — 99.7%
(Cost $20,987,499)		19,343,662
OTHER ASSETS AND LIABILITIES — 0.3%		53,132

NET ASSETS — 100.0%		$19,396,794

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	24.6%
Electronic Equipment, Instruments & Components	21.3
Software	14.6
Communications Equipment	13.5
IT Services	8.4
Office Electronics	8.2
Computers & Peripherals	6.9
Internet Software & Services	2.1
Short Term Investments	0.1
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.4%
Telstra Corp., Ltd.	62,835	$172,489

AUSTRIA — 0.9%
Telekom Austria AG	9,826	109,948

BELGIUM — 0.6%
Telenet Group Holding NV (a)	2,588	68,441

BELGIUM — 1.6%
Belgacom SA	4,716	149,412
Mobistar SA	891	47,623

		197,035

CANADA — 6.4%
BCE, Inc.	6,457	188,996
Bell Aliant Regional Communications Income Fund	1,649	39,462
Rogers Communications, Inc. (Class B)	10,888	356,691
TELUS Corp.	1,649	62,335
TELUS Corp. (non — voting)	3,844	139,153

		786,637

FINLAND — 0.6%
Elisa Oyj (a)	4,394	76,535

FRANCE — 5.9%
France Telecom SA	38,985	682,148
Iliad SA	536	41,888

		724,036

GERMANY — 5.4%
Deutsche Telekom AG	55,919	664,609

ITALY — 3.2%
Telecom Italia SpA (a)(b)	208,266	232,145
Telecom Italia SpA (b)	173,929	160,104

		392,249

JAPAN — 15.1%
KDDI Corp.	66	316,612
Nippon Telegraph & Telephone Corp.	12,300	505,955
NTT DoCoMo, Inc.	332	504,622
Softbank Corp.	19,500	522,483

		1,849,672

LUXEMBOURG — 2.0%
COLT Telecom Group SA (a)	18,084	35,443
Millicom International Cellular SA	2,507	203,242

		238,685

NETHERLANDS — 3.8%
Koninklijke (Royal) KPN NV	36,203	464,515

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd.	28,330	36,819

NORWAY — 1.8%
Telenor ASA	16,773	213,172

PORTUGAL — 1.6%
Portugal Telecom, SGPS SA	19,636	196,747

SINGAPORE — 3.2%
Singapore Telecommunications, Ltd.	161,000	350,577
StarHub, Ltd.	22,000	35,613

		386,190

SOUTH KOREA — 2.5%
KT Corp. ADR (c)	7,806	149,641
SK Telecom Co., Ltd. ADR	10,717	157,861

		307,502

SPAIN — 13.0%
Telefonica SA	85,413	1,596,015

SWEDEN — 3.9%
Tele2 AB (Class B)	7,900	118,977
TeliaSonera AB	54,408	352,023

		471,000

SWITZERLAND — 1.7%
Swisscom AG	607	206,527

UNITED KINGDOM — 24.0%
BT Group PLC	182,584	355,386
Cable & Wireless Communications PLC	64,249	55,511
Cable & Wireless Worldwide PLC	64,249	83,243
Inmarsat PLC	12,285	131,322
Vodafone Group PLC	1,113,093	2,317,261

		2,942,723

TOTAL COMMON STOCKS —
(Cost $14,479,970)		12,101,546

SHORT TERM INVESTMENTS — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	76,108	76,108
State Street Institutional Liquid Reserves Fund (d)	705	705

TOTAL SHORT TERM INVESTMENTS —
(Cost $76,814)		76,813

TOTAL INVESTMENTS — 99.5%
(Cost $14,556,784)		12,178,359
OTHER ASSETS AND LIABILITIES — 0.5%		65,200

NET ASSETS — 100.0%		$12,243,559

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Represents security, or portion thereof, on loan as of June 30, 2010.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.

ADR = American Depositary Receipt

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	62.4%
Wireless Telecommunication Services	36.5
Short Term Investments	0.6
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 2.8%
AGL Energy, Ltd.	9,376	$116,416
APA Group	25,421	77,298
Envestra, Ltd.	86,051	35,615

		229,329

AUSTRIA — 0.5%
Oesterreichische Elektrizitaetswirtschafts Aktiengesellschaft (Verbundgesellschaft)	1,415	43,599

CANADA — 2.9%
ATCO, Ltd. (Class I)	1,661	74,465
Fortis, Inc.	3,641	93,128
TransAlta Corp.	4,112	76,308

		243,901

FINLAND — 1.8%
Fortum Oyj	6,692	148,202

FRANCE — 12.0%
EDF SA	4,042	155,611
GDF Suez	21,659	623,458
Sechilienne-Sidec SA	700	17,920
Suez Environnement SA	3,247	54,031
Veolia Environnement	6,076	144,050

		995,070

GERMANY — 14.9%
E.ON AG	28,546	775,546
RWE AG	7,068	465,086

		1,240,632

HONG KONG — 6.8%
CLP Holdings, Ltd.	26,500	192,102
Hong Kong & China Gas Co., Ltd.	88,100	218,803
HongKong Electric Holdings, Ltd.	26,500	158,071

		568,976

ITALY — 7.8%
A2A SpA	30,553	42,102
Enel SpA	98,476	420,975
Hera SpA	16,617	27,499
Snam Rete Gas SpA	16,424	65,936
Terna Rete Elettrica Nationale SpA	25,666	92,822

		649,334

JAPAN — 23.0%
Chubu Electric Power Co., Inc.	9,688	241,078
Electric Power Development Co., Ltd.	2,600	82,681
Hokuriku Electric Power Co.	3,394	74,638
Kyushu Electric Power Co., Inc.	7,092	159,488
Osaka Gas Co., Ltd.	35,958	130,032
Shikoku Electric Power Co., Inc.	1,800	51,585
The Chugoku Electric Power Co., Inc.	4,487	92,742
The Kansai Electric Power Co., Inc.	11,498	280,791
The Tokyo Electric Power Co., Inc.	17,099	465,880
Tohoku Electric Power Co., Inc.	7,872	169,467
Tokyo Gas Co., Ltd.	34,958	159,995

		1,908,377

NEW ZEALAND — 0.5%
Vector, Ltd.	26,902	39,958

PORTUGAL — 1.1%
EDP — Energias de Portugal SA	31,477	94,077

SOUTH KOREA — 1.2%
Korea Electric Power Corp. ADR (a)(b)	7,498	96,574

SPAIN — 8.3%
Acciona SA	465	35,764
EDP Renovaveis SA (b)	5,180	30,659
Enagas	4,577	69,463
Gas Natural SDG SA (a)	6,085	88,697
Iberdrola Renovables SA	13,663	43,044
Iberdrola SA	62,141	352,572
Red Electrica Corporacion SA	2,052	73,997

		694,196

SWITZERLAND — 0.3%
BKW FMB Energie AG	348	21,961

UNITED KINGDOM — 15.2%
Centrica PLC	80,625	357,888
Drax Group PLC	6,011	33,841
International Power PLC	24,242	108,914
National Grid PLC	42,501	312,206
Pennon Group PLC	6,926	57,302
Scottish & Southern Energy PLC	13,557	226,963
Severn Trent PLC	4,351	80,132
United Utilities Group PLC	10,964	86,199

		1,263,445

TOTAL COMMON STOCKS —
(Cost $10,923,982)		8,237,631

RIGHTS — 0.2%
SPAIN — 0.2%
Iberdrola SA (expired 06/28/10) (b)(c) (Cost $14,572)	62,141	13,561

SHORT TERM INVESTMENTS — 1.2%
UNITED STATES — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	90,751	90,751
State Street Institutional Liquid Reserves Fund (d)	11,813	11,813

TOTAL SHORT TERM INVESTMENTS —
(Cost $102,564)		102,564

TOTAL INVESTMENTS — 100.5%
(Cost $11,041,118)		8,353,756
OTHER ASSETS AND LIABILITIES — (0.5)%		(38,941)

NET ASSETS — 100.0%		$8,314,815

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at June 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	54.5%
Multi-Utilities	28.2
Gas Utilities	10.2
Independent Power Producers & Energy Traders	4.7
Water Utilities	1.7
Short Term Investments	1.2
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Iberdrola SA, which was Level 2 and part of the Electric Utilities Industry, representing 0.16% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2010 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is generally based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security. Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been delisted from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2010:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$37,030,775	$10,890		$—		$37,041,665
SPDR EURO STOXX 50 ETF	138,958,442	68,961		—		139,027,403
SPDR S&P Emerging Asia Pacific ETF	581,359,841	—		—		581,359,841
SPDR S&P Russia ETF	3,897,832	—		—		3,897,832
SPDR S&P China ETF	534,112,845	—		—	*	534,112,845
SPDR S&P Emerging Markets ETF	141,680,176	51,783		—		141,731,959
SPDR S&P BRIC 40 ETF	416,373,743	29,868		—		416,403,611
SPDR S&P Emerging Europe ETF	181,418,896	—		—		181,418,896
SPDR S&P Emerging Latin America ETF	127,738,718	4,643		—		127,743,361
SPDR S&P Emerging Middle East & Africa ETF	120,360,426	—		—		120,360,426
SPDR S&P World ex-US ETF	98,518,373	6,977		—	*	98,525,350
SPDR S&P International Small Cap ETF	586,872,382	—	**	—	*	586,872,382
SPDR Dow Jones International Real Estate ETF	1,081,713,225	—	**	—		1,081,713,225
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	56,736,278	57,352		—		56,793,630
SPDR MSCI ACWI ex-US ETF	350,380,170	201,143		—		350,581,313
SPDR Russell/Nomura PRIME Japan ETF	15,862,751	—		—		15,862,751
SPDR Russell/Nomura Small Cap Japan ETF	77,034,813	—	**	—	*	77,034,813
SPDR S&P International Dividend ETF	202,492,301	25,613		—		202,517,914
SPDR S&P International Mid Cap ETF	29,408,505	—		—		29,408,505
SPDR S&P Emerging Markets Small Cap ETF	346,001,700	49,771		—		346,051,471
SPDR Dow Jones Global Real Estate ETF	143,448,611	—	**	—		143,448,611
SPDR S&P International Consumer Discretionary Sector ETF	7,914,974	—		—	*	7,914,974
SPDR S&P International Consumer Staples Sector ETF	7,835,386	—		—		7,835,386
SPDR S&P International Energy Sector ETF	8,317,136	—		—		8,317,136
SPDR S&P International Financial Sector ETF	9,252,726	—		—		9,252,726
SPDR S&P International Health Care Sector ETF	6,591,693	—		—		6,591,693
SPDR S&P International Industrial Sector ETF	8,745,571	—		—		8,745,571
SPDR S&P International Materials Sector ETF	13,162,833	—		—		13,162,833
SPDR S&P International Technology Sector ETF	19,343,662	—		—		19,343,662
SPDR S&P International Telecommunications Sector ETF	12,178,359	—		—		12,178,359
SPDR S&P International Utilities Sector ETF	8,340,195	13,561		—		8,353,756

*	Funds held Level 3 securities that were valued at $0 at June 30, 2010.
**	Funds held Level 2 securities that were valued at $0 at June 30, 2010.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2010:

Net Change in
Unrealized
			Realized				Appreciation/
			Gain (Loss)				(Depreciation)
		Accrued	and Change				from
		Discounts	in Unrealized	Net	Net		Investments
	Balances at	(Amortized	Appreciation/	Purchases/	Transfers	Balance as of	Still Held at
SPDR Index Shares Funds — Level 3 Securities	9/30/09	Premiums)	(Depreciation)	(Sales)	in or out	6/30/10	6/30/10

SPDR S&P China ETF*	$—	$—	$—	$—	$—	$—	$—
Food Products	—	—	—	—	—	—	—
SPDR S&P World ex-US ETF*	—	—	—	—	—	—	—
Commercial Banks	—	—	—	—	—	—	—
SPDR S&P International Small Cap ETF*	—	—	—	—	—	—	—
Capital Markets	—	—	—	—	—	—	—
Real Estate Investment Trusts	—	—	—	—	—	—	—
Textiles, Apparel & Luxury Goods	—	—	(97,592)	—	97,592	—	(97,592)
SPDR Russell/Nomura Small Cap Japan ETF*	—	—	—	—	—	—	—
Real Estate Management & Development	—	—	—	—	—	—	—
SPDR S&P International Consumer Discretionary Sector ETF*	—	—	—	—	—	—	—
Containers & Packing	—	—	—	—	—	—	—

*	Funds held Level 3 securities that were valued at $0 at June 30, 2010.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at June 30, 2010:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$(188,843)	$—	$—	$(188,843)

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by State Street Global Advisors Funds Management, Inc. (the “SSgA FM” or “Adviser”), including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Master Funds (“Master

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective master portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Amounts relating to these investments at June 30, 2010 and the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves	9/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$—	$1,437,910	1,437,910	$1,434,219	1,434,219	$3,691	$43	$—
SPDR EURO STOXX 50 ETF	—	5,455,737	5,455,737	5,434,781	5,434,781	20,956	249	—
SPDR S&P Emerging Asia Pacific ETF	—	31,017,728	31,017,728	30,578,608	30,578,608	439,120	651	—
SPDR S&P Russia ETF	—	100,964	100,964	86,205	86,205	14,759	13	—
SPDR S&P China ETF	—	13,092,959	13,092,959	12,823,843	12,823,843	269,116	860	—
SPDR S&P Emerging Markets ETF	—	21,176,277	21,176,277	18,841,133	18,841,133	2,335,144	3,893	—
SPDR S&P BRIC 40 ETF	—	9,385,906	9,385,906	9,086,935	9,086,935	298,971	766	—
SPDR S&P Emerging Europe ETF	—	18,299,202	18,299,202	18,228,221	18,228,221	70,981	1,326	—
SPDR S&P Emerging Latin America ETF	—	10,912,537	10,912,537	10,912,437	10,912,437	100	415	—
SPDR S&P Emerging Middle East & Africa ETF	—	3,066,055	3,066,055	2,923,075	2,923,075	142,980	298	—
SPDR S&P World ex-US ETF	—	2,274,801	2,274,801	2,274,701	2,274,701	100	181	—
SPDR S&P International Small Cap ETF	—	14,424,877	14,424,877	14,145,031	14,145,031	279,846	639	—
SPDR Dow Jones International Real Estate ETF	—	32,122,091	32,122,091	31,942,436	31,942,436	179,655	1,272	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	3,220,669	3,220,669	3,128,150	3,128,150	92,519	157	—
SPDR MSCI ACWI ex-US ETF	—	11,594,979	11,594,979	10,893,807	10,893,807	701,172	625	—
SPDR Russell/Nomura PRIME Japan ETF	—	190,305	190,305	190,205	190,205	100	20	—
SPDR Russell/Nomura Small Cap Japan ETF	—	1,386,522	1,386,522	1,303,031	1,303,031	83,491	146	—
SPDR S&P International Dividend ETF	—	12,871,321	12,871,321	12,834,575	12,834,575	36,746	369	—
SPDR S&P International Mid Cap ETF	—	727,021	727,021	726,921	726,921	100	52	—
SPDR S&P Emerging Markets Small Cap ETF	—	97,772,563	97,772,563	97,534,968	97,534,968	237,595	1,022	—
SPDR Dow Jones Global Real Estate ETF	—	4,147,866	4,147,866	4,071,600	4,071,600	76,266	185	—
SPDR S&P International Consumer Discretionary Sector ETF	—	246,862	246,862	246,296	246,296	566	19	—
SPDR S&P International Consumer Staples Sector ETF	—	163,426	163,426	161,463	161,463	1,963	13	—
SPDR S&P International Energy Sector ETF	—	268,191	268,191	228,919	228,919	39,272	12	—
SPDR S&P International Financial Sector ETF	—	235,417	235,417	234,814	234,814	603	10	—
SPDR S&P International Health Care Sector ETF	—	123,307	123,307	123,207	123,207	100	8	—
SPDR S&P International Industrial Sector ETF	—	198,837	198,837	192,811	192,811	6,026	40	—
SPDR S&P International Materials Sector ETF	—	403,253	403,253	400,841	400,841	2,412	12	—
SPDR S&P International Technology Sector ETF	—	487,333	487,333	456,117	456,117	31,216	36	—
SPDR S&P International Telecommunications Sector ETF	—	633,608	633,608	632,903	632,903	705	27	—
SPDR S&P International Utilities Sector ETF	—	242,994	242,994	231,181	231,181	11,813	12	—

Each Fund participating in securities lending invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio (“Navigator”), for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company of 1940, as amended (the “1940 Act”), and operates as a money market fund in

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

compliance with Rule 2A-7 under the 1940 Act. Amounts relating to these investments at June 30, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Navigator	9/30/09	Cost	Shares	Proceeds	Shares	6/30/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$1,175,729	$22,345,700	22,345,700	$23,330,475	23,330,475	$190,954	$30,712	$—
SPDR EURO STOXX 50 ETF	6,566,037	94,267,117	94,267,117	99,449,583	99,449,583	1,383,571	203,588	—
SPDR S&P Emerging Asia Pacific ETF	13,610,080	71,870,843	71,870,843	79,339,124	79,339,124	6,141,799	48,951	—
SPDR S&P China ETF	14,881,217	112,598,931	112,598,931	118,148,208	118,148,208	9,331,940	110,725	—
SPDR S&P Emerging Markets ETF	8,846,869	42,263,953	42,263,953	40,753,954	40,753,954	10,356,868	24,748	—
SPDR S&P BRIC 40 ETF	27,324,270	212,604,258	212,604,258	207,605,220	207,605,220	32,323,308	45,048	—
SPDR S&P Emerging Europe ETF	4,106,680	81,202,591	81,202,591	81,751,878	81,751,878	3,557,393	20,024	—
SPDR S&P Emerging Latin America ETF	29,060,715	92,443,404	92,443,404	104,148,075	104,148,075	17,356,044	53,944	—
SPDR S&P Emerging Middle East & Africa ETF	1,222,307	31,866,635	31,866,635	28,453,326	28,453,326	4,635,616	8,702	—
SPDR S&P World ex-US ETF	10,410,707	30,404,130	30,404,130	33,526,378	33,526,378	7,288,459	57,023	—
SPDR S&P International Small Cap ETF	48,381,934	93,166,775	93,166,775	102,358,844	102,358,844	39,189,865	365,651	—
SPDR Dow Jones International Real Estate ETF	139,519,285	421,812,812	421,812,812	476,192,487	476,192,487	85,139,610	710,433	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	11,290,328	54,690,472	54,690,472	60,001,509	60,001,509	5,979,291	49,683	—
SPDR MSCI ACWI ex-US ETF	40,247,976	106,346,159	106,346,159	121,256,864	121,256,864	25,337,271	208,588	—
SPDR Russell/Nomura PRIME Japan ETF	4,252,555	9,610,410	9,610,410	12,249,608	12,249,608	1,613,357	5,026	—
SPDR Russell/Nomura Small Cap Japan ETF	23,849,980	29,917,834	29,917,834	43,797,451	43,797,451	9,970,363	86,600	—
SPDR S&P International Dividend ETF	8,350,180	113,262,688	113,262,688	96,994,184	96,994,184	24,618,684	231,030	—
SPDR S&P International Mid Cap ETF	3,818,689	8,373,859	8,373,859	8,495,099	8,495,099	3,697,449	11,640	—
SPDR S&P Emerging Markets Small Cap ETF	139,177	17,968,415	17,968,415	15,329,199	15,329,199	2,778,393	18,631	—
SPDR Dow Jones Global Real Estate ETF	3,991,795	98,509,022	98,509,022	72,791,533	72,791,533	29,709,284	44,036	—
SPDR S&P International Consumer Staples Sector ETF	—	165,537	165,537	165,537	165,537	—	132	—
SPDR S&P International Energy Sector ETF	—	48,415	48,415	48,415	48,415	—	2	—
SPDR S&P International Industrial Sector ETF	—	62,789	62,789	46,476	46,476	16,313	101	—
SPDR S&P International Materials Sector ETF	—	198,087	198,087	198,087	198,087	—	77	—
SPDR S&P International Technology Sector ETF	—	353,350	353,350	353,350	353,350	—	84	—
SPDR S&P International Telecommunications Sector ETF	—	899,347	899,347	823,239	823,239	76,108	573	—
SPDR S&P International Utilities Sector ETF	—	111,614	111,614	20,863	20,863	90,751	46	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$62,955,929	$455,719	$26,369,983	$(25,914,264)
SPDR EURO STOXX 50 ETF	234,174,660	82,254	95,229,511	(95,147,257)
SPDR S&P Emerging Asia Pacific ETF	537,204,827	73,421,291	29,266,277	44,155,014
SPDR S&P Russia ETF	4,473,676	19,137	594,981	(575,844)
SPDR S&P China ETF	495,597,239	66,652,556	28,136,950	38,515,606
SPDR S&P Emerging Markets ETF	142,571,647	11,238,704	12,078,392	(839,688)
SPDR S&P BRIC 40 ETF	440,088,202	25,531,102	49,215,693	(23,684,591)
SPDR S&P Emerging Europe ETF	215,085,644	6,025,349	39,692,097	(33,666,748)
SPDR S&P Emerging Latin America ETF	141,185,994	9,713,705	23,156,338	(13,442,633)
SPDR S&P Emerging Middle East & Africa ETF	136,868,533	8,273,515	24,781,622	(16,508,107)
SPDR S&P World ex-US ETF	103,097,964	6,685,564	11,258,178	(4,572,614)
SPDR S&P International Small Cap ETF	694,750,382	30,569,393	138,447,393	(107,878,000)
SPDR Dow Jones International Real Estate ETF	1,404,236,747	24,790,561	347,314,083	(322,523,522)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	83,590,574	521,476	27,318,420	(26,796,944)
SPDR MSCI ACWI ex-US ETF	430,085,410	12,574,860	92,078,957	(79,504,097)
SPDR Russell/Nomura PRIME Japan ETF	21,322,726	396,488	5,856,463	(5,459,975)
SPDR Russell/Nomura Small Cap Japan ETF	95,834,346	2,720,991	21,520,524	(18,799,533)
SPDR S&P International Dividend ETF	226,771,610	6,267,697	30,521,393	(24,253,696)
SPDR S&P International Mid Cap ETF	30,309,595	1,783,368	2,684,458	(901,090)
SPDR S&P Emerging Markets Small Cap ETF	350,081,076	17,821,257	21,850,862	(4,029,605)
SPDR Dow Jones Global Real Estate ETF	130,616,166	15,071,819	2,239,374	12,832,445
SPDR S&P International Consumer Discretionary Sector ETF	8,719,333	367,006	1,171,365	(804,359)
SPDR S&P International Consumer Staples Sector ETF	8,215,835	281,844	662,293	(380,449)
SPDR S&P International Energy Sector ETF	11,362,598	48,846	3,094,308	(3,045,462)
SPDR S&P International Financial Sector ETF	11,421,944	105,833	2,275,051	(2,169,218)
SPDR S&P International Health Care Sector ETF	7,518,429	209,292	1,136,028	(926,736)
SPDR S&P International Industrial Sector ETF	10,398,348	137,960	1,790,737	(1,652,777)
SPDR S&P International Materials Sector ETF	16,084,246	286,462	3,207,875	(2,921,413)
SPDR S&P International Technology Sector ETF	20,987,499	587,124	2,230,961	(1,643,837)
SPDR S&P International Telecommunications Sector ETF	14,556,784	152,109	2,530,534	(2,378,425)
SPDR S&P International Utilities Sector ETF	11,041,118	142,799	2,830,161	(2,687,362)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Fund’s website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures
SIGNATURES

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

/s/ James E. Ross James E. Ross
President

/s/ Gary L. French Gary L. French
Treasurer
Date: August 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ James E. Ross James E. Ross
President

/s/ Gary L. French Gary L. French
Treasurer
Date: August 23, 2010